Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	AES
Entity Registrant Name	AES CORP
Entity Central Index Key	0000874761
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		765,906,019
Entity current reporting status	Yes
Entity voluntary filers	No
Entity public float			$ 8.37
Entity Well Known Seasoned Issuer	Yes

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Regulated	$ 9,504	$ 8,910	$ 7,601
Non-Regulated	7,624	6,775	5,373
Total Revenue	17,128	15,685	12,974
Cost of Sales:
Regulated	(7,134)	(6,532)	(5,542)
Non-Regulated	(5,924)	(5,282)	(4,138)
Total cost of sales	(13,058)	(11,814)	(9,680)
Gross margin	4,070	3,871	3,294
General and administrative expenses	(391)	(391)	(339)
Interest expense	(1,553)	(1,451)	(1,406)
Interest income	400	408	344
Other expense	(154)	(234)	(104)
Other income	149	100	458
Gain on sale of investments	8	0	132
Goodwill impairment	(17)	(21)	(122)
Asset impairment expense	(225)	(389)	(20)
Foreign currency transaction gains (losses)	(38)	(33)	35
Other non-operating expense	(82)	(7)	(12)
INCOME FROM CONTINUING OPERATIONS BEFORE TAXES AND EQUITY IN EARNINGS OF AFFILIATES	2,167	1,853	2,260
Income tax expense	(631)	(575)	(553)
Net equity in earnings (losses) of affiliates	(2)	183	91
INCOME FROM CONTINUING OPERATIONS	1,534	1,461	1,798
Income (loss) from operations of discontinued businesses, net of income tax expense (benefit) of $(23), $(266) and $48, respectively	(90)	(466)	107
Gain (loss) from disposal of discontinued businesses, net of income tax expense (benefit) of $300, $132 and $0, respectively	86	64	(150)
NET INCOME	1,530	1,059	1,755
Noncontrolling interests:
Less: Income from continuing operations attributable to noncontrolling interests	(1,083)	(985)	(1,080)
Less: Income from discontinued operations attributable to noncontrolling interests	(389)	(65)	(17)
Total net income attributable to noncontrolling interests	(1,472)	(1,050)	(1,097)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	58	9	658
BASIC EARNINGS (LOSS) PER SHARE:
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.58	$ 0.62	$ 1.08
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.51)	$ (0.61)	$ (0.09)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ 0.07	$ 0.01	$ 0.99
DILUTED EARNINGS (LOSS) PER SHARE:
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.58	$ 0.62	$ 1.07
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.51)	$ (0.61)	$ (0.09)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ 0.07	$ 0.01	$ 0.98
AMOUNTS ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS:
Income from continuing operations, net of tax	451	476	718
Discontinued operations, net of tax	(393)	(467)	(60)
NET INCOME	58	9	658
Parent Company
Cost of Sales:
General and administrative expenses	(241)	(261)	(218)
Interest expense	(490)	(461)	(485)
Interest income	199	279	131
Income tax expense	174	(172)	208
Noncontrolling interests:
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	58	9	658
AMOUNTS ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS:
NET INCOME	$ 58	$ 9	$ 658

Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from operations of discontinued businesses, income tax expense	$ (23)	$ (266)	$ 48
Gain (loss) from disposal of discontinued businesses, income tax expense	$ 300	$ 132	$ 0

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 1,704	$ 2,522
Restricted cash	478	387
Short-term investments	1,356	1,718
Accounts receivable, net of allowance for doubtful accounts of $273 and $295, respectively	2,534	2,244
Inventory	785	549
Receivable from affiliates	7	27
Deferred income taxes - current	454	300
Prepaid expenses	157	204
Other current assets	1,562	1,024
Current assets of discontinued and held for sale businesses	191	471
Total current assets	9,228	9,446
Property, Plant and Equipment:
Land	1,090	1,119
Electric generation, distribution assets and other	31,143	25,687
Accumulated depreciation	(8,944)	(8,447)
Construction in progress	1,833	4,434
Property, plant and equipment, net	25,122	22,793
Other Assets:
Investments in and advances to affiliates	1,422	1,320
Debt service reserves and other deposits	876	613
Goodwill	3,733	1,271
Other intangible assets, net of accumulated amortization of $164 and $151, respectively	566	448
Deferred income taxes - noncurrent	715	589
Other noncurrent assets	2,331	1,915
Noncurrent assets of discontinued and held for sale businesses	1,340	2,116
Total other assets	10,983	8,272
TOTAL ASSETS	45,333	40,511
CURRENT LIABILITIES
Accounts payable	2,014	1,988
Accrued interest	327	252
Accrued and other liabilities	3,398	2,451
Non-recourse debt - current, including $259 and $1,101, respectively, related to variable interest entities	2,123	2,503
Recourse Debt Current	305	463
Current liabilities of discontinued and held for sale businesses	279	408
Total current liabilities	8,446	8,065
NONCURRENT LIABILITIES
Non-recourse debt - noncurrent, including $1,156 and $1,152, respectively, related to variable interest entities	13,412	11,084
Recourse debt - noncurrent	6,180	4,149
Deferred income taxes - noncurrent	1,328	892
Pension and other post-retirement liabilities	1,729	1,505
Other noncurrent liabilities	3,083	2,532
Noncurrent liabilities of discontinued and held for sale businesses	1,348	1,811
Total noncurrent liabilities	27,080	21,973
Cumulative preferred stock of subsidiaries	78	60
THE AES CORPORATION STOCKHOLDERS' EQUITY
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 807,573,277 issued and 765,186,316 outstanding at December 31, 2011 and 804,894,313 issued and 787,607,240 outstanding at December 31, 2010)	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive income (loss)	(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)	(216)
Total The AES Corporation stockholders' equity	5,946	6,473
NONCONTROLLING INTERESTS	3,783	3,940
Total equity	9,729	10,413
TOTAL LIABILITIES AND EQUITY	45,333	40,511
Parent Company
CURRENT ASSETS
Cash and cash equivalents	189	594
Restricted cash	50	10
Receivable from affiliates	871	839
Deferred income taxes - current	24	23
Total current assets	1,177	1,497
Property, Plant and Equipment:
Electric generation, distribution assets and other	81	93
Accumulated depreciation	(67)	(59)
Property, plant and equipment, net	14	34
Other Assets:
Deferred financing costs, net of accumulated amortization of $0 and $287, respectively	92	64
Investments in and advances to affiliates	12,088	10,741
Deferred income taxes - noncurrent	525	352
Other noncurrent assets	222	1
Total other assets	839	417
TOTAL ASSETS	14,118	12,689
CURRENT LIABILITIES
Accounts payable	21	14
Accrued and other liabilities	199	175
Recourse Debt Current	(305)	(463)
Total current liabilities	842	905
NONCURRENT LIABILITIES
Recourse debt - noncurrent	6,180	4,149
Other noncurrent liabilities	143	107
Total noncurrent liabilities	7,330	5,311
THE AES CORPORATION STOCKHOLDERS' EQUITY
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 807,573,277 issued and 765,186,316 outstanding at December 31, 2011 and 804,894,313 issued and 787,607,240 outstanding at December 31, 2010)	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive income (loss)	(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)	(216)
Total The AES Corporation stockholders' equity	5,946	6,473
TOTAL LIABILITIES AND EQUITY	$ 14,118	$ 12,689

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 273	$ 295
Other intangible assets, accumulated amortization	164	151
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	807,573,277	804,894,313
Common stock, shares outstanding	765,186,316	787,607,240
Treasury stock, shares	42,386,961	17,287,073
Variable Interest Entity [Line Items]
Non-recourse debt - current	2,123	2,503
Non-recourse debt - noncurrent	13,412	11,084
Consolidated Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Non-recourse debt - current	259	1,101
Non-recourse debt - noncurrent	1,156	1,152
Parent Company
Deferred financing costs, accumulated amortization	$ 74	$ 39

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME	$ 1,530	$ 1,059	$ 1,755
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	(2)	0	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $18, $(11) and $(78), respectively	(484)	468	746
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	188	142	(4)
Total foreign currency translation adjustments	(296)	610	742
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $108, $56 and $34, respectively	(379)	(242)	214
Reclassification to earnings, net of income tax (expense) benefit of $(22), $(41) and $(41), respectively	137	162	(141)
Total change in fair value of derivatives	(242)	(80)	73
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefitof $117, $57 and $70, respectively	(223)	(111)	(139)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(6), $(12) and $(1), respectively	13	23	0
Total pension adjustments	(210)	(88)	(139)
OTHER COMPREHENSIVE INCOME (LOSS)	(749)	437	682
COMPREHENSIVE INCOME (LOSS)	781	1,496	2,437
Less: Comprehensive income attributable to noncontrolling interests	(1,098)	(1,108)	(1,485)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	(317)	388	952
Parent Company
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	(2)	0	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $18, $(11) and $(78), respectively	(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	154	103	(4)
Total foreign currency translation adjustments	(143)	486	271
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $108, $56 and $34, respectively	(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit of $(22), $(41) and $(41), respectively	121	172	(138)
Total change in fair value of derivatives	(190)	(80)	40
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefitof $117, $57 and $70, respectively	(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(6), $(12) and $(1), respectively	2	1	0
Total pension adjustments	(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)	(375)	379	294
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	$ (317)	$ 388	$ 952

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in fair value of available-for-sale securities, income tax	$ 0	$ 3	$ (4)
Available-for-sale securities, reclassification to earnings, income tax	0	0	0
Foreign currency translation adjustments, income tax	18	(11)	(78)
Foreign currency, reclassification to earnings, income tax	0	0	0
Change in derivative fair value, income tax	108	56	34
Derivative reclassification to earnings, income tax	(22)	(41)	(41)
Pension, net actuarial loss for the period, income tax	117	57	70
Pension, net actuarial loss for the period, income tax	(6)	(12)	(1)
Parent Company
Change in fair value of available-for-sale securities, income tax	0	3	(4)
Available-for-sale securities, reclassification to earnings, income tax	0	0	0
Foreign currency translation adjustments, income tax	18	(11)	(78)
Foreign currency, reclassification to earnings, income tax	0	0	0
Change in derivative fair value, income tax	95	37	21
Derivative reclassification to earnings, income tax	(21)	(20)	(20)
Pension, net actuarial loss for the period, income tax	25	23	10
Pension, net actuarial loss for the period, income tax	$ (1)	$ (12)	$ 0

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 1,530	$ 1,059	$ 1,755
Adjustments to net income:
Depreciation and amortization	1,262	1,178	1,049
(Gain) loss from sale of investments and impairment expense	386	1,313	57
(Gain) loss on disposal and impairment write-down - discontinued operations	(388)	(209)	150
Provision for deferred taxes	(199)	(418)	15
Contingencies	30	37	(122)
(Gain) loss on the extinguishment of debt	62	34	(6)
Undistributed gain from sale of equity method investment	0	(106)	0
Other	(149)	31	99
Changes in operating assets and liabilities, net of effects of acquisitions:
(Increase) decrease in accounts receivable	(236)	(98)	62
(Increase) decrease in inventory	(141)	10	(34)
(Increase) decrease in prepaid expenses and other current assets	(7)	385	147
(Increase) decrease in other assets	(403)	(248)	(177)
Increase (decrease) in accounts payable and other current liabilities	322	136	(308)
Increase (decrease) income taxes and other income tax payables, net	166	166	88
Increase (decrease) in other liabilities	351	257	(366)
Net cash provided by operating activities	2,884	3,465	2,211
INVESTING ACTIVITIES:
Capital expenditures	(2,430)	(2,310)	(2,520)
Acquisitions - net of cash acquired	(3,562)	(254)	0
Proceeds from the sale of businesses, net of cash sold	927	595	2
Proceeds from the sale of assets	117	23	17
Sale of short-term investments	6,075	5,786	4,526
Purchase of short-term investments	(5,860)	(5,795)	(4,248)
(Increase) decrease in restricted cash	61	(104)	302
(Increase) decrease in debt service reserves and other assets	(284)	(56)	185
Affiliate advances and equity investments	(155)	(97)	(155)
Proceeds from loan repayments	0	132	0
Proceeds from performance bond	199	0	0
Other investing	6	40	(26)
Net cash used in investing activities	(4,906)	(2,040)	(1,917)
FINANCING ACTIVITIES:
Issuance of common stock	0	1,567	0
Borrowings under the revolving credit facilities, net	437	78	11
Issuance of recourse debt	2,050	0	503
Issuance of non-recourse debt	3,218	1,940	1,997
Repayments of recourse debt	(476)	(914)	(154)
Repayments of non-recourse debt	(2,217)	(1,945)	(1,008)
Payments for financing fees	(202)	(61)	(91)
Distributions to noncontrolling interests	(1,088)	(1,245)	(846)
Contributions from noncontrolling interests	6	0	190
Financed capital expenditures	(31)	(23)	(18)
Purchase of treasury stock	(279)	(99)	0
Other financing	(6)	(4)	26
Net cash (used in) provided by financing activities	1,412	(706)	610
Effect of exchange rate changes on cash	(122)	8	22
(Increase) decrease in cash of discontinued and held for sale businesses	(86)	41	(16)
Total increase (decrease) in cash and cash equivalents	(818)	768	910
Cash and cash equivalents, beginning	2,522	1,754	844
Cash and cash equivalents, ending	1,704	2,522	1,754
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	1,442	1,462	1,395
Cash payments for income taxes, net of refunds	971	698	484
SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired in noncash asset exchange	20	42	111
Parent Company
Adjustments to net income:
(Gain) loss on the extinguishment of debt	(15)
Changes in operating assets and liabilities, net of effects of acquisitions:
Net cash provided by operating activities	1,569	488	178
INVESTING ACTIVITIES:
Acquisitions - net of cash acquired	2	(3)	(5)
(Increase) decrease in restricted cash	(261)	(2)	4
Net cash used in investing activities	(2,747)	(912)	(295)
FINANCING ACTIVITIES:
Issuance of common stock	3	1,569	14
Borrowings under the revolving credit facilities, net	295	0	0
Payments for financing fees	(75)	(12)	(23)
Purchase of treasury stock	(279)	(99)	0
Net cash (used in) provided by financing activities	773	390	545
Total increase (decrease) in cash and cash equivalents	(405)	(34)	428
Cash and cash equivalents, beginning	594	628	200
Cash and cash equivalents, ending	189	594	628
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	392	412	410
Cash payments for income taxes, net of refunds	$ (6)	$ 0	$ 0

Consolidated Statements Of Changes in Equity (USD $) In Millions, except Share data	Total	Common Stock Member	Treasury Stock	Additional Paid-In Capital	(Accumulated Deficit) / Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Parent Company
Beginning Balance at Dec. 31, 2008		$ 7	$ (144)	$ 6,832	$ (8)	$ (3,018)	$ 3,358
Beginning Balance (Shares) at Dec. 31, 2008		673,500,000	10,700,000
Net income	1,755	0	0	0	658	0	1,097
Change in fair value of available-for-sale securities, net of income tax	6	0	0	0	0	6	0	6
Foreign currency translation adjustments, net of income tax	742	0	0	0	0	271	471	271
Change in unfunded pension obligation, net of income tax	(139)	0	0	0	0	(23)	(116)	(23)
Change in derivative fair value, including a reclassification to earnings, net of income tax	73	0	0	0	0	40	33	40
Capital contributions from noncontrolling interests		0	0	0	0	0	195
Distributions to noncontrolling interests		0	0	0	0	0	(825)
Disposition of businesses		0	0	0	0	0	(8)
Issuance of treasury stock		0	18	(20)	0	0	0
Issuance of treasury stock (shares)		0	(1,200,000)
Issuance of common stock under benefit plans and exercise of stock options, net of income tax		0	0	18	0	0	0
Issuance of common stock under benefit plans and exercise of stock options, net of income tax (shares)		3,700,000	0
Stock compensation		0	0	38	0	0	0
Ending Balance at Dec. 31, 2009		7	(126)	6,868	650	(2,724)	4,205
Ending Balance (Shares) at Dec. 31, 2009		677,200,000	9,500,000
Net income	1,059	0	0	0	9	0	1,050
Change in fair value of available-for-sale securities, net of income tax	(5)	0	0	0	0	(5)	0	(5)
Foreign currency translation adjustments, net of income tax	610	0	0	0	0	486	124	486
Change in unfunded pension obligation, net of income tax	(88)	0	0	0	0	(22)	(66)	(22)
Change in derivative fair value, including a reclassification to earnings, net of income tax	(80)	0	0	0	0	(80)	0	(80)
Cumulative effect of consolidation of entities under variable interest entity accounting guidance		0	0	0	(47)	(38)	15
Cumulative effect of deconsolidation of entities under variable interest entity accounting guidance		0	0	0	1	0	0
Capital contributions from noncontrolling interests		0	0	0	0	0	35
Distributions to noncontrolling interests		0	0	0	0	0	(1,220)
Disposition of businesses		0	0	0	0	0	(208)
Issuance of common stock		1	0	1,566	0	0	0
Issuance of common stock (shares)		125,500,000	0
Acquisition of treasury stock		0	(99)	0	0	0	0
Acquisition of treasury stock (shares)	25,541,980	0	(8,400,000)
Issuance of common stock under benefit plans and exercise of stock options, net of income tax		0	9	9	0	0	0
Issuance of common stock under benefit plans and exercise of stock options, net of income tax (shares)		2,200,000	(600,000)
Stock compensation		0	0	26	0	0	0
Changes in the carrying amount of redeemable stock of subsidiaries		0	0	0	7	0	0
Net gain on sale of subsidiary shares to noncontrolling interests	0
Acquisition of subsidiary shares from noncontrolling interests	(25)	0	0	(25)	0	0	5
Ending Balance at Dec. 31, 2010	10,413	8	(216)	8,444	620	(2,383)	3,940
Ending Balance (Shares) at Dec. 31, 2010		804,900,000	17,300,000
Net income	1,530	0	0	0	58	0	1,472
Change in fair value of available-for-sale securities, net of income tax	(1)	0	0	0	0	(1)	0	(1)
Foreign currency translation adjustments, net of income tax	(296)	0	0	0	0	(143)	(153)	(143)
Change in unfunded pension obligation, net of income tax	(210)	0	0	0	0	(41)	(169)	(41)
Change in derivative fair value, including a reclassification to earnings, net of income tax	(242)	0	0	0	0	(190)	(52)	(190)
Capital contributions from noncontrolling interests		0	0	0	0	0	8
Distributions to noncontrolling interests		0	0	0	0	0	(1,254)
Disposition of businesses		0	0	0	0	0	(27)
Acquisition of treasury stock		0	(279)	0	0	0	0
Acquisition of treasury stock (shares)		0	(25,500,000)
Issuance of common stock under benefit plans and exercise of stock options, net of income tax		0	6	18	0	0	0
Issuance of common stock under benefit plans and exercise of stock options, net of income tax (shares)		2,700,000	(400,000)
Stock compensation		0	0	26	0	0	0
Net gain on sale of subsidiary shares to noncontrolling interests	19	0	0	19	0	0	0
Sale of subsidiary shares to noncontrolling interests		0	0	0	0	0	16
Acquisition of subsidiary shares from noncontrolling interests	0	0	0	0	0	0	2
Ending Balance at Dec. 31, 2011	$ 9,729	$ 8	$ (489)	$ 8,507	$ 678	$ (2,758)	$ 3,783
Ending Balance (Shares) at Dec. 31, 2011		807,600,000	42,400,000

General and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AES Corporation is a holding company (the “Parent Company”) that through its subsidiaries and affiliates, (collectively, “AES” or “the Company”) operates a geographically diversified portfolio of electricity generation and distribution businesses. Generally, given this holding company structure, the liabilities of the individual operating entities are not recourse to the parent and are isolated to the operating entities. Most of our operating entities are structured as limited liability entities, which limit the liability of shareholders. The structure is generally the same regardless of whether a subsidiary is consolidated under a voting or variable interest model.

On November 28, 2011, AES completed its acquisition of 100% common stock of DPL Inc. (“DPL”), the parent company of Dayton Power & Light Company (“DP&L”), a utility based in Ohio, pursuant to the terms and conditions of a definitive agreement (the “Merger Agreement”) dated April 19, 2011. Upon completion of the acquisition, DPL became a wholly owned subsidiary of AES. DPL's operating results for the period November 28, 2011 through December 31, 2011 have been included in the Consolidated Statement of Operations with no comparable amounts for 2010. In accordance with the accounting guidance on business combinations, DPL's net assets acquired and liabilities assumed in the acquisition have been included in the Consolidated Balance Sheet beginning on November 28, 2011. See Note 23―Acquisitions and Dispositions for additional information.

CORRECTION OF AN ERROR—Certain amounts related to the dispositions of businesses presented in the Consolidated Statement of Changes in Equity in our 2010 Form 10-K were incorrectly excluded from consolidated comprehensive income for the period because the Company failed to reflect the change in foreign currency translation adjustments and derivative fair value as an offset to net income for the period in the determination of comprehensive income for four business dispositions in 2010. As a result, comprehensive income was understated by $213 million; it was previously reported as $1,283 million and has now been restated to $1,496 million for the year ended December 31, 2010. There was no impact on amounts presented on the Consolidated Balance Sheet as of December 31, 2010 or the Consolidated Statement of Operations and Statement of Cash Flows for the year ended December 31, 2010.

PRINCIPLES OF CONSOLIDATION—The Consolidated Financial Statements of the Company include the accounts of The AES Corporation, its subsidiaries and controlled affiliates. Furthermore, variable interest entities (“VIEs”) in which the Company has a variable interest have been consolidated where the Company is the primary beneficiary. Investments in which the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting. All intercompany transactions and balances have been eliminated in consolidation.

A VIE is an entity (a) that has a total equity investment at risk that is not sufficient to finance its activities without additional subordinated financial support or (b) where the group of equity holders does not have (i) the ability to make significant decisions about the entity's activities, (ii) the obligation to absorb the entity's expected losses or (iii) the right to receive the entity's expected residual returns or (c) where the voting rights of some equity holders are not proportional to their obligations to absorb expected losses, receive expected residual returns, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

The determination of which party has the power to direct the activities that most significantly impact the economic performance of the VIE could require significant judgment and assumptions. That determination considers the purpose and design of the business, the risks that the business was designed to create and pass along to other entities, the activities of the business that can be directed and which party can direct them, and the expected relative impact of those activities on the economic performance of the business through its life. The businesses for which significant judgment and assumptions were required were primarily certain generation businesses who have power purchase agreements (“PPAs”) to sell energy exclusively or primarily to a single counterparty for the term of those agreements. For these generation businesses, the counterparty has the power to dispatch energy and, in some instances, to make decisions regarding the sale of excess energy. As such, the counterparty has the power to direct certain activities that significantly impact the economic performance of the business primarily through the cash flows and gross margin, if any, earned by the business from the sale of energy to the counterparty and sometimes through the counterparty's absorption of fuel price risk. However, the counterparty usually does not have the power to direct any of the other activities that could significantly impact the economic performance. These other activities include: daily operation and management, maintenance, repairs and capital expenditures, plant expansion, decisions regarding the overall financing of ongoing operations and budgets and, in some instances, decisions regarding the sale of excess energy. As such, AES has the power to direct some activities of the business that significantly impact its economic performance, primarily through the cash flows and gross margin earned from capacity payments received from being available to produce energy and from the sale of energy to other entities (particularly during any period beyond the end of the power purchase agreement). For these businesses, the determination as to which set of activities most significantly impact the economic performance of the business requires significant judgment and the use of assumptions. The Company concluded that the activities directed by the counterparty were less significant than those directed by AES.

DP&L has undivided interests in seven generation facilities and numerous transmission facilities. These undivided interests in jointly-owned facilities are accounted for on a pro rata basis in our consolidated financial statements. Certain expenses, primarily fuel costs for the generating units, are allocated to the joint owners based on their energy usage. The remaining expenses, investments in fuel inventory, plant materials and operating supplies and capital additions are allocated to the joint owners in accordance with their respective ownership interests.

Deconsolidations

Thames ―AES Thames, LLC (“Thames”), a 208 MW coal−fired plant in Connecticut, filed petitions for bankruptcy protection under Chapter 11 in the U.S. Bankruptcy Court on February 1, 2011. Effective that date, the Company lost control of the business and was no longer able to exercise significant influence over its operating and financial policies. In accordance with the accounting guidance on consolidation, Thames was deconsolidated on February 1, 2011 and was subsequently accounted for as a cost method investment. At the time of deconsolidation, Thames had total assets and total liabilities of $158 million and $170 million, respectively. Subsequently, the Company paid $5 million in satisfaction of a pre-existing guarantee. On January 23, 2012, Thames' request to convert to Chapter 7 liquidation was approved indicating the resolution of bankruptcy proceedings. Prior period operating results of Thames have been classified as discontinued operations. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.

Eastern Energy―On December 30, 2011, AES Eastern Energy Limited Partnership (“AES Eastern Energy”) and 13 affiliated entities and on December 31, 2011, AES New York Equity, LLC filed petitions for bankruptcy protection under Chapter 11 in the U.S. Bankruptcy Court (collectively referred to as the “New York entities”). Effective that date, the Company lost control of the business and was no longer able to exercise significant influence over its operating and financial policies. In accordance with the accounting guidance on consolidation, the New York entities were deconsolidated at December 31, 2011 and are now accounted for as a cost method investment. At the time of deconsolidation, the New York entities had total assets and total liabilities of $166 million and $289 million, respectively. A net gain of $123 million has been deferred pending the resolution of the bankruptcy proceedings. Prior period operating results of Eastern Energy have been classified as discontinued operations. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.

Borsod―AES Borsod Kft (“Borsod”), a Hungarian subsidiary formerly operating two generation plants in Hungary, entered liquidation on November 7, 2011. Effective that date, the Company lost control of the business and was no longer able to exercise significant influence over its operating and financial policies. In accordance with the accounting guidance on consolidation, Borsod was deconsolidated and is now accounted for as a cost method investment. At the time of deconsolidation, Borsod had total assets and total liabilities of $9 million and $18 million, respectively. A net gain of $9 million has been deferred pending the resolution of liquidation proceedings. Prior period operating results of Borsod have been classified as discontinued operations. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.

USE OF ESTIMATES—The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Items subject to such estimates and assumptions include: the carrying amount and estimated useful lives of long-lived assets; impairment of goodwill, long-lived assets and equity method investments; valuation allowances for receivables and deferred tax assets; the recoverability of deferred regulatory assets; the estimation of deferred regulatory liabilities; the fair value of financial instruments; the fair value of assets and liabilities acquired in a business combination accounted for under the purchase method; the determination of noncontrolling interest using the hypothetical liquidation at book value (“HLBV”) method for certain wind generation partnerships; pension liabilities; environmental liabilities; and potential litigation claims and settlements.

On January 1, 2011, the Company changed its estimates related to depreciation on property, plant and equipment at its Brazilian concessionary utility and generation businesses. Based on information received from regulators, the depreciation rates and salvage values for its concession assets were adjusted on a prospective basis to reflect a remuneration basis, which represents the reimbursement expected by the Company at the end of the respective concession periods. For the year ended December 31, 2011, the impact to the consolidated statement of operations was an increase in depreciation expense of $68 million and a decrease in net income attributable to The AES Corporation of $18 million, or $0.02 per share.

DISCONTINUED OPERATIONS AND RECLASSIFICATIONS—A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale. A component of the Company comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company. Prior period amounts have been retrospectively revised to reflect the businesses determined to be discontinued operations, as further discussed in Note 22—Discontinued Operations and Held for Sale Businesses. Cash flows at discontinued and held for sale businesses are included within the relevant categories within operating, investing and financing activities.  As cash at such businesses is reported within Current assets of discontinued and held for sale businesses, the aggregate amount of cash flows is offset by the net (increase) decrease in cash of discontinued and held for sale businesses, which is presented as a separate line item in the Consolidated Statements of Cash Flows.

COMPREHENSIVE INCOME—In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”) which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment does not change what items are reported in other comprehensive income or the U.S. GAAP requirement to report the reclassification of items from other comprehensive income to net income. The Company adopted ASU No. 2011-05 on January 1, 2012 and chose to report comprehensive income in two consecutive statements by adding a new consolidated statement of comprehensive income. To be consistent with this new presentation, the Company has presented consolidated statements of comprehensive income for each year in three-year period ended December 31, 2011 in these consolidated financial statements. As ASU No. 2011-05 impacts financial statement presentation only, the adoption did not have an impact on the Company's historical financial position or results of operations and is not expected to have an impact in future periods.

FAIR VALUE—Fair value, as defined in the fair value measurement accounting guidance, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or exit price. The Company applies the fair value measurement accounting guidance to financial assets and liabilities in determining the fair value of investments in marketable debt and equity securities, included in the consolidated balance sheet line items “Short-term investments” and “Other assets (noncurrent),” derivative assets, included in “Other current assets” and “Other assets (noncurrent)” and derivative liabilities, included in “Accrued and other liabilities (current)” and “Other long-term liabilities.” The Company applies the fair value measurement guidance to nonfinancial assets and liabilities upon the acquisition of a business or in conjunction with the measurement of an impairment loss on an asset group or goodwill under the accounting guidance for the impairment of long-lived assets or goodwill.

The fair value measurement accounting guidance requires that the Company make assumptions that market participants would use in pricing an asset or liability based on the best information available. These factors include nonperformance risk (the risk that the obligation will not be fulfilled) and credit risk of the reporting entity (for liabilities) and of the counterparty (for assets). The fair value measurement guidance prohibits the inclusion of transaction costs and any adjustments for blockage factors in determining the instruments' fair value. The principal or most advantageous market should be considered from the perspective of the reporting entity.

Fair value, where available, is based on observable quoted market prices. Where observable prices or inputs are not available, several valuation models and techniques are applied. These models and techniques attempt to maximize the use of observable inputs and minimize the use of unobservable inputs. The process involves varying levels of management judgment, the degree of which is dependent on the price transparency of the instruments or market and the instruments' complexity.

To increase consistency and enhance disclosure of fair value, the fair value measurement accounting guidance creates a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. An asset or liability's level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest. The three levels are defined as follows:

Level 1—unadjusted quoted prices in active markets accessible by the reporting entity for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—pricing inputs other than quoted market prices included in Level 1 which are based on observable market data, that are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means. The fair value of most over-the-counter derivatives derived from internal valuation models using market inputs and most investments in marketable debt securities qualify as Level 2.

Level 3—pricing inputs that are unobservable, or less observable, from objective sources. Unobservable inputs are only used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available. The fair value of the Company's reporting units determined using a discounted cash flows valuation model for goodwill impairment assessment and the fair value of the Company's long-lived asset groups determined using a discounted cash flows valuation model for the long-lived asset impairment assessments qualify as Level 3.

Any transfers between the fair value hierarchy levels are recognized at the end of the reporting period.

CASH AND CASH EQUIVALENTS—The Company considers unrestricted cash on hand, deposits in banks, certificates of deposit and short-term marketable securities, with an original or remaining maturity at the date of acquisition of three months or less, to be cash and cash equivalents. The carrying amounts of such balances approximate fair value.

RESTRICTED CASH—Restricted cash includes cash and cash equivalents which are restricted as to withdrawal or usage. The nature of restrictions includes restrictions imposed by financing agreements such as security deposits kept as collateral, debt service reserves, maintenance reserves and others, as well as restrictions imposed by long-term PPAs. On December 31, 2011, the Company reclassified approximately $130 million from restricted cash to cash and cash equivalents as it did not view certain restrictions in the financing arrangements of certain subsidiaries to be substantive in nature. Amounts at December 31, 2010 were immaterial and therefore were not reclassified for comparative presentation purposes.

INVESTMENTS IN MARKETABLE SECURITIES—Short-term investments in marketable debt and equity securities consist of securities with original or remaining maturities in excess of three months but less than one year. The Company's marketable investments are primarily unsecured debentures, certificates of deposit, government debt securities and money market funds.

Marketable debt securities that the Company has both the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Other marketable securities that the Company does not intend to hold to maturity are classified as available-for-sale or trading and are carried at fair value. Available-for-sale investments are marked-to-market at the end of each reporting period, with unrealized holding gains or losses, which represent changes in the market value of the investment, reflected in accumulated other comprehensive loss (“AOCL”), a separate component of equity. In measuring the other-than-temporary impairment of debt securities, the Company identifies two components: 1) the amount representing the credit loss, which is recognized as “other non-operating expense” in the Consolidated Statements of Operations; and 2) the amount related to other factors, which is recognized in AOCL unless there is a plan to sell the security, in which case it would be recognized in earnings. The amount recognized in AOCL for held-to-maturity debt securities is then amortized in earnings over the remaining life of such securities.

Investments classified as trading are marked-to-market on a periodic basis through the Consolidated Statements of Operations. Interest and dividends on investments are reported in interest income and other income, respectively. Gains and losses on sales of investments are determined using the specific identification method.

See Note 4—Fair Value and the Company's fair value policy for additional discussion regarding the determination of the fair value of the Company's investments in marketable debt and equity securities.

ACCOUNTS AND NOTES RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS—Accounts and Notes receivable are carried at amortized cost. The Company periodically assesses the collectability of accounts receivable considering factors such as specific evaluation of collectability, historical collection experience, the age of accounts receivable and other currently available evidence of the collectability, and records an allowance for doubtful accounts for the estimated uncollectable amount as appropriate. Certain of our businesses charge interest on accounts receivable either under contractual terms or where charging interest is a customary business practice. In such cases, interest income is recognized on an accrual basis. In situations where the collection of interest is uncertain, interest income is recognized as cash is received. Individual accounts and notes receivable are written off when they are no longer deemed collectible. Included in “Noncurrent Other Assets” are long-term financing receivables of $295 million, primarily with certain Latin American governmental bodies. These receivables have contractual maturities of greater than one year and are being collected in installments. Of the total $295 million, amounts of $232 million and $49 million, respectively, relate to our businesses in Argentina and the Dominican Republic. The remaining amount relates to our distribution businesses in Brazil.

In April 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310), “A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring” which provides additional guidance and clarification to help creditors determine whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The Company adopted ASU No. 2011-2 on July 1, 2011. The adoption did not have any impact on the Company's financial position, results of operations or cash flows.

INVENTORY—Inventory primarily consists of coal, fuel oil and other raw materials used to generate power, and spare parts and supplies used to maintain power generation and distribution facilities. Inventory is carried at lower of cost or market. Cost is the sum of the purchase price and incidental expenditures and charges incurred to bring the inventory to its existing condition or location. Cost is determined under the first-in, first-out (“FIFO”), average cost or specific identification method. Generally, cost is reduced to market value if the market value of inventory has declined and it is probable that the utility of inventory, in its disposal in the ordinary course of business, will not be recovered through revenue earned from the generation of power.

LONG-LIVED ASSETS—Long-lived assets include property, plant and equipment, assets under capital leases and intangible assets subject to amortization (i.e., finite-lived intangible assets).

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. The costs of renewals and improvements that extend the useful life of property, plant and equipment are capitalized.

Construction progress payments, engineering costs, insurance costs, salaries, interest and other costs directly relating to construction in progress are capitalized during the construction period, provided the completion of the project is deemed probable, or expensed at the time the Company determines that development of a particular project is no longer probable. The continued capitalization of such costs is subject to ongoing risks related to successful completion, including those related to government approvals, site identification, financing, construction permitting and contract compliance. Construction in progress balances are transferred to electric generation and distribution assets when an asset group is ready for its intended use. Government subsidies and income tax credits are recorded as a reduction to property, plant and equipment and reflected in cash flows from investing activities.

Depreciation, after consideration of salvage value and asset retirement obligations, is computed primarily using the straight-line method over the estimated useful lives of the assets, which are determined on a composite or component basis. Maintenance and repairs are charged to expense as incurred. Capital spare parts, including rotable spare parts, are included in electric generation and distribution assets. If the spare part is considered a component, it is depreciated over its useful life after the part is placed in service. If the spare part is deemed part of a composite asset, the part is depreciated over the composite useful life even when being held as a spare part.

Intangible Assets Subject to Amortization

Finite-lived intangible assets are amortized over their useful lives which range from 1 – 50 years. The Company accounts for purchased emission allowances as intangible assets and records an expense when utilized or sold. Granted emission allowances are valued at zero.

Impairment of Long-lived Assets

The Company evaluates the impairment of long-lived assets (asset group) using internal projections of undiscounted cash flows when circumstances indicate that the carrying amount of such assets may not be recoverable or the assets meet the held for sale criteria under the relevant accounting standards. Events or changes in circumstances that may necessitate a recoverability evaluation may include but are not limited to: adverse changes in the regulatory environment, unfavorable changes in power prices or fuel costs, increased competition due to additional capacity in the grid, technological advancements, declining trends in demand, an expectation that it is more likely than not that the asset will be disposed of before the end of its previously estimated useful life, etc. The carrying amount of a long-lived asset (asset group) may not be recoverable if it exceeds the sum of undiscounted cash flows expected to result from the use and eventual disposal of the asset (asset group). In such cases, fair value of the long-lived asset (asset group) is determined in accordance with the fair value measurement accounting guidance. The excess of carrying amount over fair value, if any, is recognized as an impairment expense. For regulated assets, an impairment expense could be reduced by the establishment of a regulatory asset, if recovery through approved rates was probable. For non-regulated assets, impairment is recognized as an expense against earnings.

DEFERRED FINANCING COSTS—Costs incurred in connection with the issuance of long-term debt are deferred and amortized over the related financing period using the effective interest method or the straight-line method when it does not differ materially from the effective interest method. Make-whole payments in connection with early debt retirements are classified as cash flows used in investing activities.

EQUITY METHOD INVESTMENTS—Investments in entities over which the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting and reported in “Investments in and advances to affiliates” on the Consolidated Balance Sheets. The Company periodically assesses the recoverability of its equity method investments. If an identified event or change in circumstances requires an impairment evaluation, management assesses the fair value based on valuation methodologies, including discounted cash flows, estimates of sale proceeds and external appraisals, as appropriate. The difference between the carrying amount of the equity method investment and its estimated fair value is recognized as impairment when the loss in value is deemed other-than-temporary and included in “Other non-operating expense” in the Consolidated Statement of Operations.

The Company discontinues the application of the equity method when an investment is reduced to zero and the Company is not otherwise committed to provide further financial support to the investee. The Company resumes the application of the equity method if the investee subsequently reports net income to the extent that the Company's share of such net income equals the share of net losses not recognized during the period in which the equity method of accounting was suspended.

GOODWILL AND INDEFINITE-LIVED INTANGIBLE ASSETS—The Company recognizes goodwill as an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company evaluates goodwill and indefinite-lived intangible assets for impairment on an annual basis and whenever events or changes in circumstances necessitate an evaluation for impairment. The Company's annual impairment testing date is October 1.

Goodwill:

The Company evaluates goodwill impairment at the reporting unit level, which is an operating segment, as defined in the segment reporting accounting guidance, or a component (i.e., one level below an operating segment). In determining its reporting units, the Company starts with its management reporting structure. Operating segments are identified and then analyzed to identify components (usually businesses) which make up these operating segments. Two or more components are combined into a single reporting unit if they share the economic similarity criteria prescribed by the accounting guidance. Assets and liabilities are allocated to a reporting unit if the assets will be employed by or a liability relates to the operations of the reporting unit or would be considered by a market participant in determining its fair value. Goodwill resulting from an acquisition is assigned to the reporting units that are expected to benefit from the synergies of the acquisition. Generally, each AES business constitutes a reporting unit.

In December 2010, the FASB issued ASU No. 2010-28, Intangibles—Goodwill and Other (Topic 350), “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”, which amended the accounting guidance related to goodwill. The amendment modified Step One of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step Two of the goodwill impairment test if it is more likely than not that a goodwill impairment exists, eliminating an entity's ability to assert that a reporting unit is not required to perform Step Two because the carrying amount of the reporting unit is zero or negative, despite the existence of qualitative factors that indicate the goodwill is more likely than not impaired. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company adopted ASU No. 2010-28 on January 1, 2011. The adoption did not have any impact on the Company as none of its reporting units with goodwill has a zero or negative carrying amount.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350), “Testing Goodwill for Impairment” which amended the existing guidance for goodwill impairment testing. Under the amendments in ASU No. 2011-08, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after this qualitative assessment, an entity determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. Also, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. The amendments did not change the existing accounting guidance on how Step 1 and Step 2 of the goodwill impairment test are performed. In addition, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit's fair value from a prior year as previously permitted under the existing guidance. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal periods beginning on or after December 15, 2011 and early adoption is permitted. AES elected to adopt ASU No. 2011-8 early for its 2011 annual goodwill impairment evaluations performed at October 1 each year and qualitatively assessed certain of its reporting units for goodwill impairment evaluation. The adoption did not have an impact on the Company's financial position, results of operations or cash flows

Goodwill impairment evaluation is performed in two steps. In Step 1, the carrying amount of a reporting unit is compared to its fair value and if the fair value exceeds the carrying amount, Step 2 is unnecessary. If the carrying amount exceeds the reporting unit's fair value, this could indicate potential impairment and Step 2 of the goodwill evaluation process is required to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any. In determining the implied fair value of goodwill for impairment measurement, the accounting guidance requires measuring all assets and liabilities, including unrecognized assets and liabilities, at fair value, as would be done in a business combination. When a Step 2 analysis is required to be completed, the fair value of individual assets and liabilities is determined using valuations (which in some cases may be based in part on third party valuation reports), or other observable sources of fair value, as appropriate. If the carrying amount of goodwill exceeds its implied fair value, the excess is recognized as an impairment loss.

Most of the Company's reporting units are not publicly traded. Therefore, the Company estimates the fair value of its reporting units under the fair value measurement accounting guidance which requires making assumptions that a market participant would make in a hypothetical sale transaction at the testing date. The fair value of a reporting unit is estimated using internal budgets and forecasts, adjusted for any market participants' assumptions and discounted at the rate of return required by a market participant. The Company considers both market and income-based approaches to determine a range of fair value, but typically concludes that the value derived using an income-based approach is more representative of fair value due to the lack of direct market comparables. The Company does use market data to corroborate and determine the reasonableness of the fair value derived from the income-based discounted cash flow analysis.

Indefinite-lived Intangible Assets:

The Company's indefinite-lived intangible assets primarily include land use rights, easements, concessions and trade name. These are tested for impairment on an annual basis or whenever events or changes in circumstances necessitate an evaluation for impairment. If the carrying amount of an intangible asset exceeds its fair value, the excess is recognized as impairment expense.

ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES—Accounts payable consists of amounts due to trade creditors related to the Company's core business operations. The nature of these payables include amounts owed to vendors and suppliers for items such as energy purchased for resale, fuel, maintenance, inventory and other raw materials. Other accrued liabilities include items such as income taxes, regulatory liabilities, legal contingencies and employee related costs including payroll, benefits and related taxes.

REGULATORY ASSETS AND LIABILITIES—The Company accounts for certain of its regulated operations in accordance with the accounting standards on regulated operations. As a result, AES records assets and liabilities that result from the regulated ratemaking process that are not recognized under GAAP for non-regulated entities. Regulatory assets generally represent incurred costs that have been deferred due to the probability of future recovery in customer rates. Regulatory liabilities generally represent obligations to make refunds to customers. Management continually assesses whether the regulatory assets are probable of future recovery by considering factors such as applicable regulatory changes, recent rate orders applicable to other regulated entities and the status of any pending or potential deregulation legislation. If future recovery of costs previously deferred ceases to be probable, the related regulatory assets are written off and recognized in continuing operations.

PENSION AND OTHER POSTRETIREMENT PLANS—In accordance with the accounting guidance on defined benefit pension and other postretirement plans, the Company recognizes in its Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current year changes in the funded status recognized in AOCL, except for those plans at certain of the Company's regulated utilities that can recover portions of their pension and postretirement obligations through future rates. All plan assets are recorded at fair value. AES follows the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

INCOME TAXES—Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. The Company establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The Company's tax positions are evaluated under a more-likely-than-not recognition threshold and measurement analysis before they are recognized for financial statement reporting.

Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. The Company's policy for interest and penalties related to income tax exposures is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.

ASSET RETIREMENT OBLIGATIONS—In accordance with the accounting standards for asset retirement obligations, the Company records the fair value of the liability for a legal obligation to retire an asset in the period in which the obligation is incurred. When a new liability is recognized, the Company capitalizes the costs of the liability by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the obligation, the Company eliminates the liability and, based on the actual cost to retire, may incur a gain or loss.

NONCONTROLLING INTERESTS—Noncontrolling interests are classified as a separate component of equity in the Consolidated Balance Sheets and Consolidated Statements of Changes in Equity. Additionally, net income and comprehensive income attributable to noncontrolling interests are reflected separately from consolidated net income and comprehensive income in the Consolidated Statements of Operations and Consolidated Statements of Changes in Equity. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and noncontrolling interests. Losses continue to be attributed to the noncontrolling interests, even when the noncontrolling interests' basis has been reduced to zero.

Although in general, the noncontrolling ownership interest in earnings is calculated based on ownership percentage, certain of the Company's wind businesses use the HLBV method in consolidation. HLBV uses a balance sheet approach, which measures the Company's equity in income or loss by calculating the change in the amount of net worth the partners are legally able to claim based on a hypothetical liquidation of the entity at the beginning of a reporting period compared to the end of that period. This method is used in Wind Generation partnerships which contain agreements designating different allocations of value among investors, where the allocations change in form or percentage over the life of the partnership.

GUARANTOR ACCOUNTING—In accordance with the accounting standards on guarantees, at the inception of a guarantee, the Company records the fair value of a guarantee as a liability, with the offset dependent on the circumstances under which the guarantee was issued.

TRANSFER OF FINANCIAL ASSETS—Effective January 1, 2010, the Company prospectively adopted the new accounting guidance on transfers of financial assets, which among other things: removes the concept of a qualifying special purpose entity; introduces the concept of participating interests and specifies that in order to qualify for sale accounting a partial transfer of a financial asset or a group of financial assets should meet the definition of a participating interest; clarifies that an entity should consider all arrangements made contemporaneously with or in contemplation of a transfer; and, requires enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement with transfers of financial assets accounted for as sales. Upon adoption on January 1, 2010, the Company recognized $40 million as accounts receivable and as an associated secured borrowing on its Consolidated Balance Sheet; both have since increased to $50 million as of December 31, 2011, as additional interests in receivables have been sold. While securitizing these accounts receivable through IPL Funding, a special purpose entity, IPL, the Company's integrated utility in Indianapolis, had previously recognized the transaction as a sale, but had not recognized the accounts receivable and secured borrowing on its balance sheet. Under the facility, interests in these accounts receivable are sold, on a revolving basis, to unrelated parties (the Purchasers) up to the lesser of $50 million or an amount determinable under the facility agreement. The Purchasers assume the risk of collection on the interest sold without recourse to IPL, which retains the servicing responsibilities for the interest sold. While no direct recourse to IPL exists, IPL risks loss in the event collections are not sufficient to allow for full recovery of the retained interests. No servicing asset or liability is recorded since the servicing fee paid to IPL approximates a market rate. Under the new accounting guidance, the retained interest in these securitized accounts receivable does not meet the definition of a participating interest, thereby requiring the Company to recognize on its Consolidated Balance Sheet the portion transferred and the proceeds received as accounts receivable and a secured borrowing, respectively.

FOREIGN CURRENCY TRANSLATION—A business' functional currency is the currency of the primary economic environment in which the business operates and is generally the currency in which the business generates and expends cash. Subsidiaries and affiliates whose functional currency is a currency other than the U.S. Dollar translate their assets and liabilities into U.S. Dollars at the current exchange rates in effect at the end of the fiscal period. The revenue and expense accounts of such subsidiaries and affiliates are translated into U.S. Dollars at the average exchange rates that prevailed during the period. Translation adjustments are included in AOCL. Gains and losses on intercompany foreign currency transactions that are long-term in nature and which the Company does not intend to settle in the foreseeable future, are also recognized in AOCL. Gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in determining net income.

REVENUE RECOGNITION—Revenue from Utilities is classified as regulated in the Consolidated Statements of Operations. Revenue from the sale of energy is recognized in the period during which the sale occurs. The calculation of revenue earned but not yet billed is based on the number of days not billed in the month, the estimated amount of energy delivered during those days and the estimated average price per customer class for that month. Differences between actual and estimated unbilled revenue are usually immaterial. The Company has businesses where it makes sales and purchases of power to and from Independent System Operators (“ISOs”) and Regional Transmission Organizations (“RTOs”). In those instances, the Company accounts for these transactions on a net hourly basis because the transactions are settled on a net hourly basis. Revenue from Generation businesses is classified as non-regulated and is recognized based upon output delivered and capacity provided, at rates as specified under contract terms or prevailing market rates. Certain of the Company PPAs meet the definition of an operating lease or contain similar arrangements. Typically, minimum lease payments from such PPAs are recognized as revenue on a straight line basis over the lease term whereas contingent rentals are recognized when earned. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

In October 2009, the FASB issued ASU No. 2009-13, Revenue Recognition (Topic 605), “Multiple-Deliverable Revenue Arrangements”, which amended the accounting guidance related to revenue recognition. The amended guidance provides primarily two changes to the prior guidance for multiple-element revenue arrangements. The first eliminated the requirement that there be “objective and reliable evidence” of fair value for any undelivered items in order for a delivered item to be treated as a separate unit of accounting. The second required that the consideration from multiple-element revenue arrangements be allocated to all the deliverables based on their relative selling price at the inception of the arrangement. AES adopted the standard on January 1, 2011. AES elected prospective adoption and applied the revised guidance to all revenue arrangements entered into or materially modified after the date of adoption. The adoption of ASU No. 2009-13 did not have a material impact on the financial position and results of operations of AES and is not expected to have a material impact in future periods.

SHARE-BASED COMPENSATION—The Company grants share-based compensation in the form of stock options and restricted stock units. The Company accounts for stock-based compensation plans under the accounting guidance on stock-based compensation, which requires entities to recognize compensation costs relating to share-based payments in their financial statements. That cost is measured on the grant date based on the fair value of the equity or liability instrument issued and is expensed on a straight-line basis over the requisite service period, net of estimated forfeitures. Currently, the Company uses a Black-Scholes option pricing model to estimate the fair value of stock options granted to its employees.

GENERAL AND ADMINISTRATIVE EXPENSES—General and administrative expenses include corporate and other expenses related to corporate staff functions and initiatives, primarily executive management, finance, legal, human resources and information systems, which are not directly allocable to our business segments. Additionally, all costs associated with business development efforts are classified as general and administrative expenses.

DERIVATIVES AND HEDGING ACTIVITIES—Derivatives primarily consist of interest rate swaps, cross currency swaps, foreign currency instruments, and commodity and embedded derivatives. The Company enters into various derivative transactions in order to hedge its exposure to certain market risks. AES primarily uses derivative instruments to manage its interest rate, foreign currency and commodity exposures. The Company does not enter into derivative transactions for trading purposes.

Under the accounting standards for derivatives and hedging, the Company recognizes all contracts that meet the definition of a derivative, except those designated as normal purchase or normal sale at inception, as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. Changes in the fair value of derivatives are recognized in earnings unless specific hedge criteria are met. Gains and losses related to derivative instruments that qualify as hedges are recognized in the same category as generated by the underlying asset or liability. Gains or losses on derivatives that do not qualify for hedge accounting are recognized as interest expense for interest rate and cross currency derivatives, foreign currency transaction gains or losses for foreign currency derivatives, and non-regulated revenue or non-regulated cost of sales for commodity derivatives.

The accounting standards for derivatives and hedging enable companies to designate qualifying derivatives as hedging instruments based on the exposure being hedged. These hedge designations include fair value hedges and cash flow hedges. Changes in the fair value of a derivative that is highly effective, designated and qualifies as a fair value hedge are recognized in earnings as offsets to the changes in fair value of the exposure being hedged. The Company has no fair value hedges at this time. Changes in the fair value of a derivative that is highly effective, designated and qualifies as a cash flow hedge are deferred in AOCL and are recognized into earnings as the hedged transactions affect earnings. Any ineffectiveness is recognized in earnings immediately. The ineffective portion is recognized as interest expense for interest rate and cross currency hedges, foreign currency transaction gains or losses for foreign currency hedges, and non-regulated revenue or non-regulated cost of sales for commodity hedges. For all hedge contracts, the Company maintains formal documentation of the hedge and effectiveness testing in accordance with the accounting standards for derivatives and hedging. If AES determines that the derivative is not highly effective as a hedge, hedge accounting will be discontinued prospectively.

For cash flow hedges of forecasted transactions, AES estimates the future cash flows of the forecasted transactions and evaluates the probability of the occurrence and timing of such transactions. Changes in conditions or the occurrence of unforeseen events could require discontinuance of hedge accounting or could affect the timing of the reclassification of gains or losses on cash flow hedges from AOCL into earnings.

The Company has elected not to offset net derivative positions in the financial statements. Accordingly, the Company does not offset such derivative positions against the fair value of amounts (or amounts that approximate fair value) recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) under master netting arrangements.

See Note 4—Fair Value and the Company's fair value policy for additional discussion regarding the determination of the fair value of the Company's derivative assets and liabilities.

Accounting Pronouncements Issued But Not Yet Effective

The following accounting standards have been issued, but as of December 31, 2011 are not yet effective for and have not been adopted by AES.

ASU No. 2011-04, Fair Value Measurements (Topic 820), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”

In May 2011, the FASB issued ASU No. 2011-04, which among other requirements, prohibits the use of the block discount factor for all fair value level hierarchies; permits an entity to measure the fair value of its financial instruments on a net basis when the related market risks are managed on a net basis; states the highest and best use concept is no longer relevant in the measurement of financial assets and liabilities; clarifies that a reporting entity should disclose quantitative information about the unobservable inputs used in Level 3 measurements and that the application of premiums and discounts is related to the unit of account for the asset or liability being measured at fair value; and requires expanded disclosures to describe the valuation process used for Level 3 measurements and the sensitivity of Level 3 measurements to changes in unobservable inputs. In addition, entities are required to disclose the hierarchy level for items which are not measured at fair value in the statement of financial position, but for which fair value is required to be disclosed. ASU No. 2011-04 is effective for the first interim or annual period beginning on or after December 15, 2011, or January 1, 2012 for AES. The adoption is not expected to have a material impact on the Company's financial position, results of operations or cash flows.

ASU No. 2011-10, Property, Plant, and Equipment (Topic 360), “Derecognition of in Substance Real Estate—a Scope Clarification”

In December 2011, the FASB issued ASU No. 2011-10, which clarifies that when a parent (reporting entity) ceases to have a controlling financial interest (as described in Subtopic 810-10) in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. ASU No. 2011-10 should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. ASU No. 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The adoption of ASU No. 2011-10 is not expected to have a material impact on the Company's financial position and results of operations.

Inventory	12 Months Ended
Dec. 31, 2011
INVENTORY

2. INVENTORY

As of December 31, 2011, 81% of the Company's inventory was valued using average cost, 17% was determined using the FIFO method and the remaining inventory was valued using the specific identification method. The following table summarizes our inventory balances as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Coal, fuel oil and other raw materials	$444	$272
Spare parts and supplies	341	277
Total	$785	$549

Property, Plant & Equipment	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT & EQUIPMENT

3. PROPERTY, PLANT & EQUIPMENT

The following table summarizes the components of the electric generation and distribution assets and other property, plant and equipment with their estimated useful lives:

	Estimated	December 31,
	Useful Life	2011	2010

		(in millions)
Electric generation and distribution facilities	5 - 69 yrs.	$26,905	$22,365
Other buildings	3 - 50 yrs.	2,924	2,082
Furniture, fixtures and equipment	3 - 31 yrs.	476	479
Other	1 - 46 yrs.	838	761
Total electric generation and distribution assets and other		31,143	25,687
Accumulated depreciation		(8,944)	(8,447)
Net electric generation and distribution assets and other(1)		$22,199	$17,240

  Net electric generation and distribution assets and other related to our businesses included in discontinued operations or held for sale of $1.2 billion and $1.8 billion as of December 31, 2011 and 2010, respectively, were excluded from the table above and were included in the noncurrent assets of discontinued and held for sale businesses.

The amounts in the table above are stated net of impairment losses recognized as further discussed in Note 20—Impairment Expense.

The following table summarizes interest capitalized during development and construction on qualifying assets for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

	(in millions)
Interest capitalized during development and construction	$176	$188	$183

Government subsidies and recoveries of liquidated damages from construction delays are reflected as a reduction in the related projects' construction costs. During 2011, the Company recovered liquidated damages of €139 million ($180 million) from the EPC contractor at Maritza, which were used to reduce the carrying amount of related plant and equipment. Approximately $12.9 billion of property, plant and equipment, net of accumulated depreciation, was mortgaged, pledged or subject to liens as of December 31, 2011.

Depreciation expense, including the amortization of assets recorded under capital leases, was $1.2 billion, $1.0 billion and $867 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Net electric generation and distribution assets and other include unamortized internal use software costs of $156 million and $163 million as of December 31, 2011 and 2010, respectively. Amortization expense associated with software costs was $46 million, $50 million and $46 million for the years ended December 31, 2011, 2010 and 2009.

The following table summarizes regulated and non-regulated generation and distribution property, plant and equipment and accumulated depreciation as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Regulated assets	$14,468	$12,006
Regulated accumulated depreciation	(5,029)	(4,961)
Regulated generation, distribution assets, and other, net	9,439	7,045
Non-regulated assets	16,675	13,681
Non-regulated accumulated depreciation	(3,915)	(3,486)
Non-regulated generation, distribution assets, and other, net	12,760	10,195
Net electric generation and distribution assets, and other	$22,199	$17,240

The following table summarizes the amounts recognized, which were related to asset retirement obligations, for the years ended December 31, 2011 and 2010:

	2011	2010

	(in millions)
Balance at January 1	$88	$60
Additional liabilities incurred	1	22
Assumed in business combination	24	-
Accretion expense	6	5
Change in estimated cash flows	(1)	1
Translation adjustments	(1)	-
Balance at December 31	$117	$88

The Company's asset retirement obligations covered by the relevant guidance primarily include active ash landfills, water treatment basins and the removal or dismantlement of certain plant and equipment. The fair value of legally restricted assets for purposes of settling asset retirement obligations was $1 million at December 31, 2011. There were no legally restricted assets at December 31, 2010.

Ownership of Coal-Fired Facilities

DP&L has undivided ownership interests in seven coal-fired generation facilities jointly owned with other utilities. As of December 31, 2011, DP&L had $48 million of construction work in process at such facilities. DP&L's share of the operating costs of such facilities is included in Cost of Sales in the Consolidated Statement of Operations and its share of investment in the facilities is included in Property, Plant and Equipment in the Consolidated Balance Sheet. DP&L's undivided ownership interest in such facilities at December 31, 2011 is as follows:

	DP&L Share		DP&L Investment

		Production	Gross		Construction
		Capacity	Plant	Accumulated	Work In
	Ownership	(MW)	In Service	Depreciation	Process

			($ in millions)

Production Units:
Beckjord Unit 6	50%	210	$-	$-	$-
Conesville Unit 4	17%	129	-	-	2
East Bend Station	31%	186	-	-	2
Killen Station	67%	402	331	-	4
Miami Fort Units 7 and 8	36%	368	239	1	2
Stuart Station	35%	820	181	1	14
Zimmer Station	28%	365	161	2	24
Transmission	various		34	-	-
Total		2,480	$946	$4	$48

Fair Value	12 Months Ended
Dec. 31, 2011
FAIR VALUE

4. FAIR VALUE

The fair value of current financial assets and liabilities, debt service reserves and other deposits approximate their reported carrying amounts. The fair value of non-recourse debt is estimated differently based upon the type of loan. In general, the carrying amount of variable rate debt is a close approximation of its fair value. For fixed rate loans, the fair value is estimated using quoted market prices or discounted cash flow analyses. See Note 11—Debt for additional information on the fair value and carrying value of debt. The fair value of interest rate swap, cap and floor agreements, foreign currency forwards, swaps and options, and energy derivatives is the estimated net amount that the Company would receive or pay to sell or transfer the agreements as of the balance sheet date.

The estimated fair values of the Company's assets and liabilities have been determined using available market information. By virtue of these amounts being estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The following table summarizes the carrying amount and fair value of certain of the Company's financial assets and liabilities as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Assets
Marketable securities	$1,356	$1,356	$1,760	$1,760
Derivatives	120	120	119	119
Total assets	$1,476	$1,476	$1,879	$1,879
Liabilities
Debt	$22,020	$22,502	$18,199	$18,725
Derivatives	690	690	358	358
Total liabilities	$22,710	$23,192	$18,557	$19,083

Valuation Techniques:

The fair value measurement accounting guidance describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on current market expectations of the return on those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The Company measures its investments and derivatives at fair value on a recurring basis. Additionally, in connection with annual or event-driven impairment evaluations, certain nonfinancial assets and liabilities are measured at fair value on a nonrecurring basis. These include long-lived tangible assets (i.e., property, plant and equipment), goodwill and intangible assets (e.g., sales concessions, land use rights and emissions allowances, etc.). In general, the Company determines the fair value of investments and derivatives using the market approach and the income approach, respectively. In the nonrecurring measurements of nonfinancial assets and liabilities, all three approaches are considered; however, fair value estimated under the income approach is often selected.

Investments

The Company's investments measured at fair value generally consist of marketable debt and equity securities. Equity securities are measured at fair value using quoted market prices. Debt securities primarily consist of unsecured debentures, certificates of deposit and government debt securities held by our Brazilian subsidiaries. Returns and pricing on these instruments are generally indexed to the CDI (Brazilian equivalent to London Inter-Bank Offered Rate, or LIBOR, a benchmark interest rate widely used by banks in the interbank lending market) or Selic (overnight borrowing rate) rates in Brazil. Fair value is determined from comparisons to market data obtained for similar assets and are considered Level 2 in the fair value hierarchy. For more detail regarding the fair value of investments see Note 5—Investments in Marketable Securities.

Derivatives

When deemed appropriate, the Company manages its risk from interest and foreign currency exchange rate and commodity price fluctuations through the use of over-the-counter financial and physical derivative instruments. The derivatives are primarily interest rate swaps to hedge non-recourse debt to establish a fixed rate on variable rate debt, foreign exchange instruments to hedge against currency fluctuations, commodity derivatives to hedge against commodity price fluctuations and embedded derivatives associated with commodity contracts. The Company's subsidiaries are counterparties to various over-the-counter derivatives, which include interest rate swaps and options, foreign currency options and forwards and commodity swaps. In addition, the Company's subsidiaries are counterparties to certain PPAs and fuel supply agreements that are derivatives or include embedded derivatives.

For the derivatives where there is a standard industry valuation model, the Company uses that model to estimate the fair value. For the derivatives (such PPAs and fuel supply agreements that are derivatives or include embedded derivatives) where there is not a standard industry valuation model, the Company has created internal valuation models to estimate the fair value, using observable data to the extent available. For all derivatives, with the exception of those classified as Level 1, the income approach is used, which consists of forecasting future cash flows based on contractual notional amounts and applicable and available market data as of the valuation date. The following are among the most common market data inputs used in the income approach: volatilities, spot and forward benchmark interest rates (such as LIBOR and Euro Inter Bank Offered Rate (“EURIBOR”)), foreign exchange rates and commodity prices. Forward rates with the same tenor as the derivative instrument being valued are generally obtained from published sources, with these forward rates being assessed quarterly at a portfolio-level for reasonableness versus comparable, published information provided from another source. In situations where significant inputs are not observable, the Company uses relevant techniques to best estimate the inputs, such as regression analysis, Monte Carlo simulation or prices for similarly traded instruments available in the market.

For each derivative, with the exception of those classified as Level 1, the income approach is used to estimate the cash flows over the remaining term of the contract. Those cash flows are then discounted using the relevant spot benchmark interest rate (such as LIBOR or EURIBOR) plus a spread that reflects the credit or nonperformance risk. This risk is estimated by the Company using credit spreads and risk premiums that are observable in the market, whenever possible, or estimated borrowing costs based on bank quotes, industry publications and/or information on financing closed on similar projects. To the extent that management can estimate the fair value of these assets or liabilities without the use of significant unobservable inputs, these derivatives are classified as Level 2.

The Company's methodology to fair value its derivatives is to start with any observable inputs, however, in certain instances the published forward rates or prices may not extend through the remaining term of the contract and management must make assumptions to extrapolate the curve, which necessitates the use of unobservable inputs, such as proxy commodity prices or historical settlements to forecast forward prices. In addition, in certain instances, there may not be third party data readily available, which requires the use of unobservable inputs. Similarly, in certain instances, the spread that reflects the credit or nonperformance risk is unobservable. The fair value hierarchy of an asset or a liability is based on the level of significance of the input assumptions. An input assumption is considered significant if it affects the fair value by at least 10%. Assets and liabilities are transferred to Level 3 when the use of unobservable inputs becomes significant. Similarly, when the use of unobservable input becomes insignificant for Level 3 assets and liabilities, they are transferred to Level 2. Transfers in and out of Level 3 are from and to Level 2 and are determined as of the end of the reporting period.

The only Level 1 derivative instruments as of December 31, 2011 are exchange-traded commodity futures for which the pricing is observable in active markets, and as such these are not expected to transfer to other levels.

Nonfinancial Assets and Liabilities

For nonrecurring measurements derived using the income approach, fair value is determined using valuation models based on the principles of discounted cash flows (“DCF”). The income approach is most often used in the impairment evaluation of long-lived tangible assets, goodwill and intangible assets. The Company has developed internal valuation models for such valuations; however, an independent valuation firm may be engaged in certain situations. In such situations, the independent valuation firm largely uses DCF valuation models as the primary measure of fair value though other valuation approaches are also considered. A few examples of input assumptions to such valuations include macroeconomic factors such as growth rates, industry demand, inflation, exchange rates and power and commodity prices. Whenever possible, the Company attempts to obtain market observable data to develop input assumptions. Where the use of market observable data is limited or not possible for certain input assumptions, the Company develops its own estimates using a variety of techniques such as regression analysis and extrapolations.

For nonrecurring measurements derived using the market approach, recent market transactions involving the sale of identical or similar assets are considered. The use of this approach is limited because it is often difficult to find sale transactions of identical or similar assets. This approach is used in the impairment evaluations of certain intangible assets. Otherwise, it is used to corroborate the fair value determined under the income approach.

For nonrecurring measurements derived using the cost approach, fair value is typically determined using the replacement cost approach. Under this approach, the depreciated replacement cost of assets is determined by first determining the current replacement cost of assets and then applying the remaining useful life percentages to such cost. Further adjustments for economic and functional obsolescence are made to the depreciated replacement cost. This approach involves a considerable amount of judgment, which is why its use is limited to the measurement of a few long-lived tangible assets. Like the market approach, this approach is also used to corroborate the fair value determined under the income approach.

Fair Value Considerations:

In determining fair value, the Company considers the source of observable market data inputs, liquidity of the instrument, the credit risk of the counterparty and the risk of the Company's or its counterparty's nonperformance. The conditions and criteria used to assess these factors are:

Sources of market assumptions

The Company derives most of its market assumptions from market efficient data sources (e.g., Bloomberg, Reuters, and Platt's). To determine fair value, where market data is not readily available, management uses comparable market sources and empirical evidence to develop its own estimates of market assumptions.

Market liquidity

The Company evaluates market liquidity based on whether the financial or physical instrument, or the underlying asset, is traded in an active or inactive market. An active market exists if the prices are fully transparent to market participants, can be measured by market bid and ask quotes, the market has a relatively large proportion of trading volume as compared to the Company's current trading volume and the market has a significant number of market participants that will allow the market to rapidly absorb the quantity of the assets traded without significantly affecting the market price. Another factor the Company considers when determining whether a market is active or inactive is the presence of government or regulatory controls over pricing that could make it difficult to establish a market based price when entering into a transaction.

Nonperformance risk

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value at which a liability is transferred or an asset is sold. Nonperformance risk includes, but may not be limited to, the Company or counterparty's credit and settlement risk. Nonperformance risk adjustments are dependent on credit spreads, letters of credit, collateral, other arrangements available and the nature of master netting arrangements. The Company and its subsidiaries are parties to various interest rate swaps and options; foreign currency options and forwards; and derivatives and embedded derivatives which subject the Company to nonperformance risk. The financial and physical instruments held at the subsidiary level are generally non-recourse to the Parent Company.

Nonperformance risk on the investments held by the Company is incorporated in the fair value derived from quoted market data to mark the investments to fair value.

The Company adjusts for nonperformance or credit risk on its derivative instruments by deducting a credit valuation adjustment (“CVA”). The CVA is based on the margin or debt spread of the Company's subsidiary or counterparty and the tenor of the respective derivative instrument. The counterparty for a derivative asset position is considered to be the bank or government sponsored banking entity or counterparty to the PPA or commodity contract. The CVA for asset positions is based on the counterparty's credit ratings and debt spreads or, in the absence of readily obtainable credit information, the respective country debt spreads are used as a proxy. The CVA for liability positions is based on the Parent Company's or the subsidiary's current debt spread, the margin on indicative financing arrangements, or in the absence of readily obtainable credit information, the respective country debt spreads are used as a proxy. All derivative instruments are analyzed individually and are subject to unique risk exposures.

Recurring Measurements

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2011 and 2010. Financial assets and liabilities have been classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the determination of the fair value of the assets and liabilities and their placement within the fair value hierarchy levels.

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2011

	(in millions)

Assets
Available-for-sale securities	$1	$1,339	$-	$1,340
Trading securities	12	-	-	12
Derivatives	2	52	66	120
Total assets	$15	$1,391	$66	$1,472

Liabilities
Derivatives	$-	$476	$214	$690
Total liabilities	$-	$476	$214	$690

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2010

	(in millions)

Assets
Available-for-sale securities	$8	$1,700	$42	$1,750
Trading securities	10	-	-	10
Derivatives	-	58	61	119
Total assets	$18	$1,758	$103	$1,879

Liabilities
Derivatives	$-	$346	$12	$358
Total liabilities	$-	$346	$12	$358

The following table presents a reconciliation of derivative assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010 (presented net by type of derivative):

	Year Ended December 31, 2011
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total

	(in millions)

Balance at beginning of period	$(1)	$10	$22	$18	$49
Total gains (losses) (realized and unrealized):
Included in earnings(1)	-	(4)	32	(71)	(43)
Included in other comprehensive income	(13)	(37)	-	-	(50)
Included in regulatory assets	-	-	-	8	8
Settlements	-	13	(3)	(8)	2
Transfers of assets (liabilities) into Level 3(2)	(117)	-	-	-	(117)
Transfers of (assets) liabilities out of Level 3(2)	3	-	-	-	3
Balance at end of period	$(128)	$(18)	$51	$(53)	$(148)

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains (losses)
relating to assets and liabilities held at the end of the period	$-	$(2)	$29	$(71)	$(44)

	Year Ended December 31, 2010
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total

	(in millions)

Balance at beginning of period	$(12)	$(12)	$-	$24	$-
Total gains (losses) (realized and unrealized):
Included in earnings(1)	1	4	25	21	51
Included in other comprehensive income	(12)	13	-	-	1
Included in regulatory assets	(3)	-	-	1	(2)
Settlements	7	5	(1)	(28)	(17)
Transfers of assets (liabilities) into Level 3(2)	-	-	(2)	-	(2)
Transfers of (assets) liabilities out of Level 3(2)	18	-	-	-	18
Balance at end of period	$(1)	$10	$22	$18	$49

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains (losses)
relating to assets and liabilities held at the end of the period	$-	$7	$24	$9	$40

(1)       The gains (losses) included in earnings for these Level 3 derivatives are classified as follows: interest rate and cross currency derivatives as interest expense, foreign currency derivatives as foreign currency transaction gains (losses) and commodity and other derivatives as either non-regulated revenue, non-regulated cost of sales, or other expense. See Note 6—Derivative Instruments and Hedging Activities for further information regarding the classification of gains and losses included in earnings in the Consolidated Statements of Operations.

(2)       Transfers in and out of Level 3 are determined as of the end of the reporting period and are from and to Level 2. The only Level 1 derivative instruments as of December 31, 2011 are exchange-traded commodity futures for which the pricing is observable in active markets, and as such these are not expected to transfer to other levels. The (assets) liabilities transferred out of Level 3 are primarily the result of a decrease in the significance of unobservable inputs used to calculate the credit valuation adjustments of these derivative instruments. Similarly, the assets (liabilities) transferred into Level 3 are primarily the result of an increase in the significance of unobservable inputs used to calculate the credit valuation adjustments of these derivative instruments.

The following table presents a reconciliation of available-for-sale securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

	Year Ended December 31,
	2011	2010

	(in millions)

Balance at beginning of period(1)	$42	$42
Settlements	(42)	-
Balance at end of period	$-	$42

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the
end of the period	$-	$-

(1)       Available-for-sale securities in Level 3 are variable rate demand notes which have failed remarketing and for which there are no longer adequate observable inputs to measure the fair value.

Nonrecurring Measurements:

For purposes of impairment evaluation, the Company measured the fair value of long-lived assets and equity method investments under the fair value measurement accounting guidance. To measure the amount of impairment, the Company compares the fair value of assets and liabilities at the evaluation date to the carrying amount at the end of the month prior to the evaluation date. The following table summarizes major categories of assets and liabilities measured at fair value on a nonrecurring basis during the period and their level within the fair value hierarchy:

		Year Ended December 31, 2011
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Wind turbines and deposits	$161	$-	$45	$-	$116
Tisza II	94	-	-	42	52
Kelanitissa	66	-	-	24	42
Bohemia	14	-	5	-	9
Discontinued operations and
businesses held for sale:
Edelap, Edes and Central Dique	350	-	4	-	346
Carbon reduction projects	49	-	-	-	40(1)
Wind projects	22	-	-	-	22
Borsod(2)	(9)	-	-	-	-
Eastern Energy(2)	(123)	-	-	-	-
Thames(2)	(7)	-	-	-	-
Brazil Telecom businesses	142	-	893		(751)
Equity method affiliates:
Yangcheng	100	-	-	26	74
Goodwill:
Chigen	17	-	-	-	17

		Year Ended December 31, 2010
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Southland (Huntington Beach)	$288	$-	$-	$88	$200
Tisza II	160	-	-	75	85
Deepwater	83	-	-	4	79
Discontinued operations and
businesses held for sale:
Eastern Energy	827	-	-	-	827
Barka	20	-	124	-	(104)
Ras Laffan	120	-	226	-	(106)
Goodwill:
Deepwater	18	-	-	-	18
Other	3	-	-	-	3

  The carrying amounts and fair value of the asset groups also include other assets and liabilities; however, impairment expense recognized was limited to the carrying amounts of long-lived assets.
  The businesses, currently in liquidation/bankruptcy proceedings, had negative carrying amounts at the measurement date. Related gains on deconsolidation have been deferred pending the resolution of bankruptcy protection/liquidation proceedings.

Long-lived Assets Held and Used

Wind Turbines and Deposits ― During the third quarter of 2011, the Company determined that certain wind turbines and deposits held by our Wind Generation business were impaired. The long-lived assets with a carrying amount of $161 million were written down to their estimated fair value of $45 million under the market approach. This resulted in the recognition of asset impairment expense of $116 million for the year ended December 31, 2011.

Tisza II ― In the fourth quarter of 2011, the Company determined there were impairment indicators for the long-lived assets at Tisza II, our gas-fired generation plant in Hungary. The asset group had a carrying amount of $94 million and was written down to its estimated fair value of $42 million resulting in the recognition of asset impairment expense of $52 million.

Kelanitissa ― In 2011, the Company determined the long-lived assets at Kelanitissa, our diesel-fired plant in Sri Lanka, were impaired. The long-lived assets with a carrying amount of $66 million were written down to their estimated fair value of $24 million based on a discounted cash flow analysis. This resulted in the recognition of asset impairment expense of $42 million for the year ended December 31, 2011.

For further discussion of these impairments, see Note 20—Impairment Expense.

Discontinued Operations and Held for Sale Businesses

Edelap, Edes and Central Dique― During the fourth quarter of 2011, the Company sold its ownership interest in two distribution companies Empresa Distribuidora La Plata S.A. (“Edelap”), Empresa Distribuidora de Energia Sur S.A. (“Edes”) and a 68 MW generation plant, Central Dique S.A. (collectively, “Argentina distribution businesses”) in Argentina. These businesses had a carrying amount of $350 million, which was written down to the net sale price of $4 million resulting in a loss on disposal of $346 million.

Carbon Reduction Projects ― In 2011, the Company determined that it would sell its interest in carbon reduction projects, our emission reduction credit projects in Asia and Latin America. The long-lived asset groups with an aggregate carrying amount of $49 million were written down to their estimated fair value of $5 million based on discounted cash flows analysis.

Wind Projects― In the fourth quarter of 2011, the Company determined that it would not pursue certain wind development projects in Poland and the U.K. The operating results of these projects have been presented as discontinued operations as they met the applicable criteria for reporting discontinued operations. The intangible assets, primarily project development rights, with an aggregate carrying amount of $22 million were fully written off based on discounted cash flows analysis.

Eastern Energy, Thames and Borsod ― In 2011, these businesses filed for bankruptcy protection and/or liquidation. As of December 31, 2011, they were accounted for as cost method investments with the prior period operating results presented as discontinued operations. Gains resulting from their deconsolidation have been deferred pending the finalization of liquidation/bankruptcy proceedings. See Note 1 ― General and Summary of Significant Accounting Policies, Principles of Consolidation for further information.

Brazil Telecom Businesses― In the fourth quarter of 2011, the Company completed the sale of its ownership interest in two telecommunication businesses in Brazil. The businesses had a carrying amount of $ 142 million and were sold for $893 million (net of selling costs) resulting in a gain of $ (751) million before income tax and noncontrolling interests.

For further discussion, see Note 22—Discontinued Operations and Held for Sale Businesses.

Equity Method Affiliate

Yangcheng International Power Generating Co. Ltd. (“Yangcheng”) ―During the third quarter of 2011, the Company determined that the carrying amount of Yangcheng, a 2,100 MW venture in China in which AES owns a 25% interest, had incurred an other-than-temporary impairment. Yangcheng's carrying amount of $100 million was written down to its estimated fair value of $26 million determined under the income approach, resulting in the recognition of other non-operating expense of $74 million for the year ended December 31, 2011. See Note 7—Investments In and Advances to Affiliates and Note 8—Other Non-Operating Expense for further information.

Goodwill

During the third quarter of 2011, the Company determined there were impairment indicators for the goodwill at Chigen, our holding company in China that holds AES' interests in Chinese ventures, including its investment in Yangcheng. Goodwill of $17 million was written down to its implied fair value of zero during an interim impairment evaluation, resulting in the recognition of goodwill impairment of $17 million for the year ended December 31, 2011.

For further discussion, see Note 9—Goodwill and Other Intangible Assets.

Long-lived Assets Held and Used

Tisza II and Southland (Huntington Beach). During the third quarter of 2010, the Company determined there were impairment indicators for the long-lived assets at Tisza II, our gas-fired generation plant in Hungary, and Southland, our gas-fired generation plants in California. These long-lived assets had carrying amounts of $160 million and $288 million, respectively, and were written down to their fair value of $75 million and $88 million, respectively. These resulted in the recognition of asset impairment expense of $85 million and $200 million, respectively, during the year ended December 31, 2010.

Deepwater. In the fourth quarter of 2010, the Company determined there were impairment indicators for the long-lived assets at Deepwater, our pet-coke-fired generation facility in Texas. These long-lived assets had a carrying amount of $83 million and were written down to their fair value of $4 million. This resulted in the recognition of asset impairment expense of $79 million.

For further discussion of these impairments, see Note 20—Impairment Expense.

Discontinued Operations and Held for Sale Businesses

In the fourth quarter of 2010, the Company determined there were impairment indicators for the long-lived assets at Eastern Energy. These long-lived assets had a carrying amount of $827 million and were considered fully impaired. As a result, an impairment loss of $827 million was recognized, which is included in Income from operations of discontinued businesses in the Consolidated Statement of Operations.

The Company determined the fair value of nonfinancial assets and liabilities of our held for sale businesses during the year ended December 31, 2010. These businesses included Barka in Oman, Ras Laffan in Qatar, and Eastern Energy, our coal-fired generation plants in New York.

For further discussion, see Note 22—Discontinued Operations and Held for Sale Businesses.

Goodwill

During the third quarter of 2010, the Company determined there were impairment indicators for the long-lived assets and goodwill at Deepwater, our pet coke-fired generation plant in Texas. Goodwill with an aggregate carrying amount of $18 million was written down to its implied fair value of zero, resulting in the recognition of goodwill impairment of $18 million for the year ended December 31, 2010.

For further discussion, see Note 9—Goodwill and Other Intangible Assets.

Investments In Marketable Securities	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN MARKETABLE SECURITIES

5. INVESTMENTS IN MARKETABLE SECURITIES

The following table sets forth the Company's investments in marketable debt and equity securities classified as trading and available-for-sale as of December 31, 2011 and 2010 by type of investment and by level within the fair value hierarchy. The security types are determined based on the nature and risk of the security and are consistent with how the Company manages, monitors and measures its securities.

	December 31,
	2011				2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
AVAILABLE-FOR-SALE:(1)
Debt securities:
Unsecured debentures(2)	$-	$665	$-	$665	$-	$719	$-	$719
Certificates of deposit(2)	-	576	-	576	-	873	-	873
Government debt securities	-	31	-	31	-	47	-	47
Other	-	-	-	-	-	-	42	42
Subtotal	-	1,272	-	1,272	-	1,639	42	1,681
Equity securities:
Mutual funds	-	67	-	67	1	61	-	62
Common stock	1	-	-	1	7	-	-	7
Subtotal	1	67	-	68	8	61	-	69
Total available-for-sale	1	1,339	-	1,340	8	1,700	42	1,750
TRADING:
Equity securities:
Mutual funds	12	-	-	12	10	-	-	10
Total trading	12	-	-	12	10	-	-	10
TOTAL	$13	$1,339	$-	$1,352	$18	$1,700	$42	$1,760
Held-to-maturity securities				4				-
Total marketable securities				$1,356				$1,760

(1)       Amortized cost approximated fair value at December 31, 2011 and 2010, with the exception of certain common stock investments with a cost basis of $4 million and $6 million carried at their fair value of $1 million and $7 million at December 31, 2011 and 2010, respectively. In 2011, the Company recognized an other than temporary impairment of $3 million in net income on these investments.

(2)       Unsecured debentures are instruments similar to certificates of deposit that are held primarily by our subsidiaries in Brazil. The unsecured debentures and certificates of deposit included here do not qualify as cash equivalents and meet the definition of a security under the relevant guidance and are therefore classified as available-for-sale securities.

As of December 31, 2011, all available-for-sale debt securities had stated maturities less than one year. As of December 31, 2010, all available-for-sale debt securities had stated maturities less than one year with the exception of $42 million of securities, primarily variable rate demand notes, held by IPL, a subsidiary of the Company in Indiana. These securities, classified as other debt securities in the table above, had stated maturities of greater than ten years, and were called at par during 2011.

The following table summarizes the pre-tax gains and losses related to available-for-sale securities for the years ended December 31, 2011, 2010 and 2009. As noted above, the Company recognized an other than temporary impairment of $3 million in 2011. There was no other-than-temporary impairment of marketable securities recognized in earnings or other comprehensive income for the years ended December 31, 2010 or 2009.

	2011	2010	2009

	(in millions)

Gains included in earnings that relate to trading securities held at
the reporting date	$1	$-	$1
Unrealized gains (losses) on available-for-sale securities included in
other comprehensive income	2	2	10
Gains reclassified out of other comprehensive income into earnings	-	-	2
Proceeds from sales of available-for-sale securities	6,119	5,852	4,440
Gross realized gains on sales	3	2	3

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

6. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Risk Management Objectives

The Company is exposed to market risks associated with its enterprise-wide business activities, namely the purchase and sale of fuel and electricity as well as foreign currency risk and interest rate risk. In order to manage the market risks associated with these business activities, we enter into contracts that incorporate derivatives and financial instruments, including forwards, futures, options, swaps or combinations thereof, as appropriate. The Company generally applies hedge accounting to contracts as long as they are eligible under the accounting standards for derivatives and hedging. While derivative transactions are not entered into for trading purposes, some contracts are not eligible for hedge accounting.

Interest Rate Risk

AES and its subsidiaries generally utilize variable rate debt financing for construction projects and operations, resulting in an exposure to interest rate risk. Interest rate swap, lock, cap, and floor agreements are entered into to manage interest rate risk by effectively fixing or limiting the interest rate exposure on the underlying financing. These interest rate contracts range in maturity through 2043, and are typically designated as cash flow hedges. The following table sets forth, by underlying type of interest rate index, the Company's current outstanding and maximum outstanding notional under its interest rate derivative instruments, the weighted average remaining term and the percentage of variable-rate debt hedged that is based on the related index as of December 31, 2011 regardless of whether the derivative instruments are in qualifying cash flow hedging relationships:

	December 31, 2011
	Current		Maximum(1)
		Derivative		Derivative	Weighted	% of Debt
		Notional		Notional	Average	Currently
	Derivative	Translated	Derivative	Translated	Remaining	Hedged
Interest Rate Derivatives	Notional	to USD	Notional	to USD	Term(1)	by Index(2)

	(in millions)				(in years)
LIBOR (U.S. Dollar)	3,628	$3,628	4,697	$4,697	11	67%
EURIBOR (Euro)	673	872	673	872	11	63%
LIBOR (British Pound Sterling)	58	90	82	128	13	87%

(1)       The Company's interest rate derivative instruments primarily include accreting and amortizing notionals. The maximum derivative notional represents the largest notional at any point between December 31, 2011 and the maturity of the derivative instrument, which includes forward starting derivative instruments. The weighted average remaining term represents the remaining tenor of our interest rate derivatives weighted by the corresponding maximum notional.

(2)       Excludes forecasted issuances of debt and variable-rate debt tied to other indices where the Company has no interest rate derivatives.

Cross currency swaps are utilized in certain instances to manage the risk related to fluctuations in both interest rates and certain foreign currencies. These cross currency contracts range in maturity through 2028. The following table sets forth, by type of foreign currency denomination, the Company's outstanding notional amount under its cross currency derivative instruments as of December 31, 2011 which are all in qualifying cash flow hedge relationships. These swaps are amortizing and therefore the notional amount represents the maximum outstanding notional amount as of December 31, 2011:

December 31, 2011
			Weighted	% of Debt
		Notional	Average	Currently
		Translated	Remaining	Hedged
Cross Currency Swaps	Notional	to USD	Term(1)	by Index(2)

	(in millions)		(in years)
Chilean Unidad de Fomento (CLF)	6	$240	14	85%

(1)       Represents the remaining tenor of our cross currency swaps weighted by the corresponding notional.

(2)       Represents the proportion of foreign currency denominated debt hedged by the same foreign currency denominated notional of the cross currency swap.

Foreign Currency Risk

We are exposed to foreign currency risk as a result of our investments in foreign subsidiaries and affiliates. AES operates businesses in many foreign countries and such operations in foreign countries may be impacted by significant fluctuations in foreign currency exchange rates. Foreign currency options and forwards are utilized, where deemed appropriate, to manage the risk related to fluctuations in certain foreign currencies. These foreign currency contracts range in maturity through 2015. The following tables set forth, by type of foreign currency denomination, the Company's outstanding notional amounts over the remaining terms of its foreign currency derivative instruments as of December 31, 2011 regardless of whether the derivative instruments are in qualifying hedging relationships:

	December 31, 2011
				Weighted
		Notional	Probability	Average
		Translated	Adjusted	Remaining
Foreign Currency Options	Notional(1)	to USD(1)	Notional(2)	Term(3)

	(in millions)			(in years)
Euro (EUR)	38	$54	$52	<1
Brazilian Real (BRL)	86	52	49	<1
British Pound (GBP)	27	44	35	<1
Philippine Peso (PHP)	414	10	7	<1

(1)       Represents contractual notionals at inception of trade.

(2)       Represents the gross notional amounts times the probability of exercising the option, which is based on the relationship of changes in the option value with respect to changes in the price of the underlying currency.

(3)       Represents the remaining tenor of our foreign currency options weighted by the corresponding notional.

	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Foreign Currency Forwards	Notional	to USD	Term(1)

	(in millions)		(in years)
Euro (EUR)	113	$154	2
Chilean Peso (CLP)	72,169	145	<1
British Pound (GBP)	11	16	<1
Argentine Peso (ARS)	61	13	<1
Colombian Peso (COP)	23,993	13	<1
Hungarian Forint (HUF)	1,236	5	<1

(1)       Represents the remaining tenor of our foreign currency forwards weighted by the corresponding notional.

In addition, certain of our subsidiaries have entered into contracts which contain embedded derivatives that require separate valuation and accounting due to the fact that the item being purchased or sold is denominated in a currency other than the functional currency of that subsidiary or the currency of the item. These contracts range in maturity through 2025. The following table sets forth, by type of foreign currency denomination, the Company's outstanding notional over the remaining terms of its foreign currency embedded derivative instruments as of December 31, 2011:

	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Embedded Foreign Currency Derivatives	Notional	to USD	Term(1)

	(in millions)		(in years)
Philippine Peso (PHP)	13,692	$312	2
Argentine Peso (ARS)	938	218	11
Kazakhstani Tenge (KZT)	29,635	200	8
Euro (EUR)	3	3	9

(1)       Represents the remaining tenor of our foreign currency embedded derivatives weighted by the corresponding notional.

Commodity Price Risk

We are exposed to the impact of market fluctuations in the price of electricity, fuel and environmental credits. Although we primarily consist of businesses with long-term contracts or retail sales concessions (which provide our distribution businesses with a franchise to serve a specific geographic region), a portion of our current and expected future revenues are derived from businesses without significant long-term purchase or sales contracts. These businesses subject our results of operations to the volatility of prices for electricity, fuel and environmental credits in competitive markets. We have used a hedging strategy, where appropriate, to hedge our financial performance against the effects of fluctuations in energy commodity prices.

The PPAs and fuel supply agreements entered into by the Company are evaluated to determine if they meet the definition of a derivative or contain embedded derivatives, either of which require separate valuation and accounting. To be a derivative under the accounting standards for derivatives and hedging, an agreement would need to have a notional and an underlying, require little or no initial net investment and could be net settled. Generally, these agreements do not meet the definition of a derivative, often due to the inability to be net settled. On a quarterly basis, we evaluate the markets for the commodities to be delivered under these agreements to determine if facts and circumstances have changed such that the agreements could then be net settled and meet the definition of a derivative.

Nonetheless, certain of the PPAs and fuel supply agreements entered into by certain of the Company's subsidiaries are derivatives or contain embedded derivatives requiring separate valuation and accounting. These agreements range in maturity through 2024. The following table sets forth by type of commodity the Company's outstanding notionals for the remaining term of its commodity derivative and embedded derivative instruments as of December 31, 2011:

	December 31, 2011
		Weighted Average
Commodity Derivatives	Notional	Remaining Term(1)
	(in millions)	(in years)
Natural gas (MMBtu)	31	12
Petcoke (Metric tons)	13	12
Aluminum (MWh)	16(2)	8
Heating Oil (Gallons)	3	1
Coal (Metric tons)	4	3

(1)       Represents the remaining tenor of our commodity and embedded derivatives weighted by the corresponding volume.

(2)       Sonel's PPA with its primary offtaker, an aluminum smelter, contains an embedded derivative which reflects the linkage of our energy contract pricing, in part, to the price of aluminum as quoted on the London Metals Exchange, a global metals exchange (as required by contract). The linkage between the contract price of power based on forecasted forward aluminum price curves and the Cameroon market price for power provides for economic alignment between Sonel's financial results under the PPA and the offtaker's financial performance. However, to the extent there are fluctuations in the price of aluminum as compared to the market price for power under our PPA, we may be exposed to significant swings in earnings through mark-to-market adjustments of the embedded derivative as the market price for aluminum has proven to be volatile.

Accounting and Reporting

The following table sets forth the Company's derivative instruments as of December 31, 2011 and 2010 by type of derivative and by level within the fair value hierarchy. Derivative assets and liabilities are recognized at their fair value. Derivative assets and liabilities are combined with other balances and included in the following captions in our Consolidated Balance Sheets: current derivative assets in other current assets, noncurrent derivative assets in other noncurrent assets, current derivative liabilities in accrued and other liabilities and long-term derivative liabilities in other long-term liabilities.

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)				(in millions)
Assets
Current assets:
Foreign currency derivatives	$-	$24	$4	$28	$-	$3	$3	$6
Commodity and other derivatives	2	16	3	21	-	2	3	5
Total current assets	2	40	7	49	-	5	6	11
Noncurrent assets:
Interest rate derivatives	-	-	-	-	-	49	-	49
Cross currency derivatives	-	-	1	1	-	-	12	12
Foreign currency derivatives	-	3	58	61	-	-	27	27
Commodity and other derivatives	-	9	-	9	-	4	16	20
Total noncurrent assets	-	12	59	71	-	53	55	108
Total assets	$2	$52	$66	$120	$-	$58	$61	$119

Liabilities
Current liabilities:
Interest rate derivatives	$-	$97	$22	$119	$-	$118	$-	$118
Cross currency derivatives	-	-	5	5	-	-	2	2
Foreign currency derivatives	-	5	1	6	-	13	-	13
Commodity and other derivatives	-	17	6	23	-	-	-	-
Total current liabilities	-	119	34	153	-	131	2	133
Long-term liabilities:
Interest rate derivatives	-	334	106	440	-	200	1	201
Cross currency derivatives	-	-	14	14	-	-	-	-
Foreign currency derivatives	-	10	10	20	-	15	8	23
Commodity and other derivatives	-	13	50	63	-	-	1	1
Total long-term liabilities	-	357	180	537	-	215	10	225
Total liabilities	$-	$476	$214	$690	$-	$346	$12	$358

The following table sets forth the fair value and balance sheet classification of derivative instruments as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
		Not			Not
	Designated	Designated		Designated	Designated
	as Hedging	as Hedging		as Hedging	as Hedging
	Instruments	Instruments	Total	Instruments	Instruments	Total

	(in millions)			(in millions)
Assets
Current assets:
Foreign currency derivatives	$10	$18	$28	$-	$6	$6
Commodity and other derivatives	2	19	21	-	5	5
Total current assets	12	37	49	-	11	11

Noncurrent assets:
Interest rate derivatives	-	-	-	49	-	49
Cross currency derivatives	1	-	1	12	-	12
Foreign currency derivatives	3	58	61	-	27	27
Commodity and other derivatives	-	9	9	-	20	20
Total noncurrent assets	4	67	71	61	47	108
Total assets	$16	$104	$120	$61	$58	$119

Liabilities
Current liabilities:
Interest rate derivatives	$110	$9	$119	$107	$11	$118
Cross currency derivatives	5	-	5	2	-	2
Foreign currency derivatives	1	5	6	8	5	13
Commodity and other derivatives	-	23	23	-	-	-
Total current liabilities	116	37	153	117	16	133

Long-term liabilities:
Interest rate derivatives	425	15	440	186	15	201
Cross currency derivatives	14	-	14	-	-	-
Foreign currency derivatives	-	20	20	-	23	23
Commodity and other derivatives	3	60	63	-	1	1
Total long-term liabilities	442	95	537	186	39	225
Total liabilities	$558	$132	$690	$303	$55	$358

The Company has elected not to offset net derivative positions in the financial statements. Accordingly, the Company does not offset such derivative positions against the fair value of amounts (or amounts that approximate fair value) recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) under master netting arrangements. At December 31, 2011 and 2010, we held $3 million and $0 million, respectively, of cash collateral that we received from counterparties to our derivative positions. Beyond the cash collateral held by us, our derivative assets are exposed to the credit risk of the respective counterparty and, due to this credit risk, the fair value of our derivative assets (as shown in the above two tables) have been reduced by a credit valuation adjustment. Also, at December 31, 2011 and 2010, we had $16 million and $0 million, respectively, of cash collateral posted with (held by) counterparties to our derivative positions.

The table below sets forth the pre-tax accumulated other comprehensive income (loss) expected to be recognized as an increase (decrease) to income from continuing operations before income taxes over the next twelve months as of December 31, 2011 for the following types of derivative instruments:

Accumulated Other
Comprehensive
Income (Loss) (1)
(in millions)
Interest rate derivatives	$(101)
Cross currency derivatives	$(1)
Foreign currency derivatives	$7
Commodity and other derivatives	$(1)

  Excludes a loss of $94 million expected to be recognized as part of the sale of Cartagena, which closed on February 9, 2012, and is further discussed in Note 23 – Acquisitions and Dispositions.

The balance in accumulated other comprehensive loss related to derivative transactions will be reclassified into earnings as interest expense is recognized for interest rate hedges and cross currency swaps (except for the amount reclassified to foreign currency transaction gains and losses to offset the remeasurement of the foreign currency-denominated debt being hedged by the cross currency swaps), as depreciation is recognized for interest rate hedges during construction, as foreign currency transaction gains and losses are recognized for hedges of foreign currency exposure, and as electricity sales and fuel purchases are recognized for hedges of forecasted electricity and fuel transactions. These balances are included in the consolidated statements of cash flows as operating and/or investing activities based on the nature of the underlying transaction.

For the years ended December 31, 2011, 2010 and 2009, pre-tax gains (losses) of $0 million, $(1) million, and $0 million net of noncontrolling interests, respectively, were reclassified into earnings as a result of the discontinuance of a cash flow hedge because it was probable that the forecasted transaction would not occur by the end of the originally specified time period (as documented at the inception of the hedging relationship) or within an additional two-month time period thereafter.

The following table sets forth the pre-tax gains (losses) recognized in accumulated other comprehensive loss (“AOCL”) and earnings related to the effective portion of derivative instruments in qualifying cash flow hedging relationships, as defined in the accounting standards for derivatives and hedging, for the years ended December 31, 2011, 2010 and 2009:

	Gains (Losses)				Gains (Losses) Reclassified
	Recognized in AOCL			Consolidated	from AOCL into Earnings
	2011	2010	2009	Statement of Operations	2011	2010	2009

	(in millions)				(in millions)
Interest rate derivatives	$(475)(1)	$(243)(1)	$49	Interest expense	$(125)(2)	$(108)(2)	$(72)(2)
				Non-regulated cost of sales	(3)	(2)	-
				Net equity in earnings of
				affiliates	(4)	(1)	-
Cross currency derivatives	(36)	11	48	Interest expense	(10)	(1)	2
				Foreign currency transaction
				gains (losses)	(16)	25	43
Foreign currency derivatives	24	(9)	2	Foreign currency transaction
				gains (losses)	1	(3)	-
Commodity and other
derivatives	-	(8)	120	Non-regulated revenue	-(3)	-(3)	3(3)
				Non-regulated cost of sales	(2)	-	-
Total	$(487)	$(249)	$219		$(159)	$(90)	$(24)

(1)       Includes $(49) million and $(29) million related to Cartagena for the years ended December 31, 2011 and 2010, respectively, which was consolidated prospectively beginning January 1, 2010 under VIE accounting guidance.

(2)       Includes amounts that were reclassified from AOCL related to derivative instruments that previously, but no longer, qualify for cash flow hedge accounting. Excludes $0 million, $(113) million and $(35) million related to discontinued operations for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)       Excludes $0 million, $11 million and $190 million related to discontinued operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table sets forth the pre-tax gains (losses) recognized in earnings related to the ineffective portion of derivative instruments in qualifying cash flow hedging relationships, as defined in the accounting standards for derivatives and hedging, for the years ended December 31, 2011, 2010 and 2009:

		Gains (Losses)
	Classification in	Recognized in Earnings
	Consolidated Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(6)	$(15)	$(8)
	Net equity in earnings of affiliates	(2)	- (1)	(1)
Cross currency derivatives	Interest expense	(4)	5	(11)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	- (1)	- (1)	-(1)
Total		$(12)	$(10)	$(20)

(1)       De minimis amount.

The following table sets forth the pre-tax gains (losses) recognized in earnings related to derivative instruments not designated as hedging instruments under the accounting standards for derivatives and hedging, for the years ended December 31, 2011, 2010 and 2009:

	Classification	Gains (Losses)
	in Consolidated	Recognized in Earnings
	Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(4)	$(9)	$(26)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	57	(36)	(38)
	Net equity in earnings of
	affiliates	-	(2)	-
Commodity and other derivatives	Non-regulated revenue	(71)	21	1
	Regulated revenue	1	-	-
	Non-regulated cost of sales	(9)	5	(30)
	Regulated cost of sales	(5)	-	-
Total		$(31)	$(21)	$(93)

In addition, DPL and IPL have derivative instruments for which the gains and losses are accounted for in accordance with accounting standards for regulated operations, as regulatory assets or liabilities. Gains and losses due to changes in the fair value of these derivatives are probable of recovery through future rates and are initially recognized as an adjustment to the regulatory asset or liability and recognized through earnings when the related costs are recovered through rates. Therefore, these gains and losses are excluded from the above table. The following table sets forth the change in regulatory assets and liabilities resulting from the change in the fair value of these derivatives for the years ended December 31, 2011 and 2010:

	2011	2010

	(in millions)
(Increase) decrease in regulatory assets	$(5)	$(3)
Increase (decrease) in regulatory liabilities	$8	$1

Credit Risk-Related Contingent Features

Gener, our generation business in Chile, has cross currency swap agreements with counterparties to swap Chilean inflation indexed bonds issued in December 2007 into U.S. Dollars. The derivative agreements contain credit contingent provisions which would permit the counterparties with which Gener is in a net liability position to require collateral credit support when the fair value of the derivatives exceeds the unsecured thresholds established in the agreements. These thresholds vary based on Gener's credit rating. If Gener's credit rating were to fall below the minimum threshold established in the swap agreements, the counterparties can demand immediate collateralization of the entire mark-to-market loss of the swaps (excluding credit valuation adjustments), which was $18 million at December 31, 2011. The mark-to-market value of the swaps was in a net asset position at December 31, 2010. As of December 31, 2011 and 2010, Gener had not posted collateral to support these swaps.

Credit Risk-Related Contingent Features

Gener, our generation business in Chile, has cross currency swap agreements with counterparties to swap Chilean inflation indexed bonds issued in December 2007 into U.S. Dollars. The derivative agreements contain credit contingent provisions which would permit the counterparties with which Gener is in a net liability position to require collateral credit support when the fair value of the derivatives exceeds the unsecured thresholds established in the agreements. These thresholds vary based on Gener's credit rating. If Gener's credit rating were to fall below the minimum threshold established in the swap agreements, the counterparties can demand immediate collateralization of the entire mark-to-market loss of the swaps (excluding credit valuation adjustments), which was $18 million at December 31, 2011. The mark-to-market value of the swaps was in a net asset position at December 31, 2010. As of December 31, 2011 and 2010, Gener had not posted collateral to support these swaps.

DPL, our utility in Ohio, has certain over-the-counter commodity derivative contracts under master netting agreements that contain provisions that require its debt to maintain an investment-grade credit rating from credit rating agencies. If its debt were to fall below investment grade, the business would be in violation of these provisions, and the counterparties to the derivative contracts could request immediate payment or demand immediate and ongoing full overnight collateralization of the mark-to-market loss (excluding credit valuation adjustments), which was $28 million as of December 31, 2011. As of December 31, 2011, DPL had posted $16 million of cash collateral directly with third parties and in a broker margin account and held $3 million of cash collateral that it received from counterparties to its derivative instruments that were in an asset position.

Investments In and Advances To Affiliates	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The following table summarizes the relevant effective equity ownership interest and carrying values for the Company's investments accounted for under the equity method as of December 31, 2011 and 2010.

		December 31,
Affiliate	Country	2011	2010	2011	2010

		Carrying Value		Ownership Interest %
		(in millions)
AES Solar Energy Ltd.	Europe	$225	$256	50%	50%
AES Solar Power LLC	United States	91	8	50%	50%
AES Solar Power, PR, LLC	Puerto Rico	8	-	50%	0%
Barry(1)	United Kingdom	-	-	100%	100%
CET(1)	Brazil	14	22	72%	72%
Chigen affiliates (2)	China	30	146	25%	25%
China Wind(3)	China	75	69	49%	49%
Elsta	Netherlands	197	202	50%	50%
Entek	Turkey	121	-	50%	0%
Guacolda	Chile	186	149	35%	35%
IC Ictas Energy Group	Turkey	161	151	51%	51%
InnoVent(1)	France	32	31	40%	40%
JHRH	China	59	39	49%	35%
OPGC	India	203	224	49%	49%
Trinidad Generation Unlimited(1)	Trinidad	19	20	10%	10%
Other affiliates		1	3
Total investments in and advances to affiliates		$1,422	$1,320

(1)        Represent VIEs in which the Company holds a variable interest, but is not the primary beneficiary.

(2)        Represent our investments in Chengdu AES Kaihua Gas Turbine Company Ltd. and Yangcheng International Power Generating Co. Ltd.

(3)        Represent our investments in Guohua AES (Huanghua) Wind Power Co. Ltd., Guohua AES (Hulunbeier) Wind Power Co. Ltd., Guohua AES (Chenba'-erhu) Wind Power Co. Ltd., and Guohua AES (Xinba'-erhu) Wind Power Co. Ltd.

AES Solar Energy Ltd.— In the fourth quarter of 2011, AES Solar Energy Ltd. (“AES Solar”), recognized a $40 million other-than-temporary impairment of a cost method investment in a manufacturer of solar panels. The Company's share of impairment was $20 million, which was recorded within “Net equity in earnings of affiliates” in the Consolidated Statement of Operations.

AES Solar Power, PR, LLC—In June 2011, the Company formed AES Solar Power, PR LLC., a joint venture with R/C PR Investment Partnership L.P., a wholly-owned subsidiary of Riverstone/Carlyle Renewable Energy Partners II, LP. This joint venture was created to develop and construct a 24 MW project in Guayama, Puerto Rico. The investment balance at December 31, 2011 was $8 million.

AES Barry Ltd.—The Company holds a 100% ownership interest in AES Barry Ltd. (“Barry”), a dormant entity in the United Kingdom that disposed of its generation and other operating assets. Due to a debt agreement, no material financial or operating decisions can be made without the banks' consent, and the Company does not control Barry. As of December 31, 2011 and 2010, other long-term liabilities included $52 million and $53 million, respectively, related to this debt agreement.

Cayman Energy Trader (“CET”)—In 2010, the Company transferred its 14.8% voting interest in Companhia Energética de Minas Gerais (“CEMIG”), an integrated utility in Brazil, through SEB, a Brazilian subsidiary, to a third party. The buyer also assumed a debt with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”) in the amount of approximately $1.4 billion (the “BNDES Loan”) including all unpaid interest and penalties. In exchange, SEB received $25 million and obtained a full release from any claims of BNDES and originating from the BNDES Loan. CEMIG was previously accounted for as an equity method investment due to the Company's representation on its board of directors. The transfer resulted in the recognition of a $115 million pre-tax gain reflected in “Net equity in earnings of affiliates” in the Consolidated Statement of Operations for the year ended December 31, 2010. Additionally, $70 million of net tax expense resulting from the CEMIG transfer was recorded as “income tax expense,” rather than equity earnings, since the expense is attributable to a consolidated corporate level partner in the CEMIG investment. The Company retains its ownership in CET.

Chigen affiliates—In 2011, the Company recognized an other-than-temporary impairment of $74 million on Yangcheng, an equity method investment in China. See Note 8—Other Non-Operating Expense for further information.

Entek— In February 2011, the Company acquired a 49.6% interest in Entek Elektrik Uretim A.S. (“Entek”) for approximately $136 million. Additional purchase consideration of $13 million was paid in May 2011, increasing the total purchase consideration to $149 million. Entek owns and operates two gas-fired generation facilities in Turkey with an aggregate capacity of 312 MW and is also engaged in an energy trading business. The Company has significant influence, but not control, of Entek and, accordingly, the investment has been accounted for under the equity method of accounting.

Jianghe Rural Electrification Development Co., LTD (“JHRH”)—On June 3, 2010, the Company acquired a 35% ownership in this joint venture which operates seven hydro plants in China. In April 2011, the Company acquired an additional 14% ownership for $15 million, increasing its total ownership to 49%.

Trinidad Generation Unlimited (“TGU”)—Although the Company's ownership in TGU is 10%, the Company accounts for the investment as an equity method investment due to the Company's ability to exercise significant influence through the supermajority vote requirement for any significant future project development activities. TGU had four gas turbines commence commercial operations in 2011.

Summarized Financial Information

The following tables summarize financial information of the Company's 50%-or-less owned affiliates and majority-owned unconsolidated subsidiaries that are accounted for using the equity method.

	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries

Years ended December 31,	2011	2010	2009	2011	2010	2009

	(in millions)			(in millions)
Revenue	$1,668	$1,341	$1,229	$24	$20	$158
Gross margin	258	207	240	24	18	71
Net income (loss)	(5)	100	110	(5)	7	(5)

December 31,	2011	2010		2011	2010

	(in millions)			(in millions)
Current assets	$1,182	$948		$58	$114
Noncurrent assets	4,298	4,131		519	646
Current liabilities	899	687		109	144
Noncurrent liabilities	1,720	1,597		269	242
Noncontrolling interests	(240)	(206)		-	125
Stockholders' equity	3,101	3,001		199	249

At December 31, 2011, retained earnings included $136 million related to the undistributed earnings of the Company's 50%-or-less owned affiliates. Distributions received from these affiliates were $36 million, $49 million and $35 million for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, the aggregate carrying amount of our investments in equity affiliates exceeded the underlying equity in their net assets by $145 million.

Refer to Item 1 of this Form 8-K for additional information on these affiliates.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table summarizes the changes in the carrying amount of goodwill, by segment for the years ended December 31, 2011 and 2010.

	Latin	Latin	North	North
	America -	America -	America -	America -	Europe -	Asia -	Corporate
	Generation	Utilities	Generation	Utilities	Generation	Generation	and Other	Total

Balance as of December 31, 2009
Goodwill	$926	$140	$111	$-	$137	$78	$101	$1,493
Accumulated impairment losses	(24)	(7)	(20)	-	(137)	-	(6)	(194)
Net balance	902	133	91	-	-	78	95	1,299

Impairment losses	-	-	(18)	-	-	-	(3)	(21)
Foreign currency translation
and other	-	-	(10)	-	-	3	-	(7)

Balance as of December 31, 2010
Goodwill	926	140	101	-	137	81	101	1,486
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	-	(9)	(215)
Net balance	902	133	63	-	-	81	92	1,271

Impairment losses	-	-	-	-	-	(17)	-	(17)
Goodwill acquired during the year(1)	-	-	-	2,489	-	-	-	2,489
Foreign currency translation
and other	-	-	(10)	-	-	-	-	(10)

Balance as of December 31, 2011
Goodwill	926	140	91	2,489	137	81	101	3,965
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	(17)	(9)	(232)
Net balance	$902	$133	$53	$2,489	$-	$64	$92	$3,733

(1)        Represents goodwill resulting from the acquisition of DPL, which was allocated to the two newly established reporting units identified within DPL. See Note 23―Acquisitions and Dispositions for further information.

During the third quarter of 2011, the Company identified higher coal prices and the resulting reduced operating margins in China as an impairment indicator for the goodwill at Chigen, our wholly-owned subsidiary that holds equity interests in Chinese ventures and reported in the Asia Generation segment. A significant downward revision of cash flow forecasts indicated that the fair value of Chigen reporting unit was lower than its carrying amount. As of September 30, 2011, Chigen had goodwill of $17 million. The Company performed an interim impairment evaluation of Chigen's goodwill and determined that goodwill had no implied fair value. As a result, the entire carrying amount of $17 million was recognized as goodwill impairment in the third quarter.

During the third quarter of 2010, Deepwater, our petcoke-fired merchant generation facility in Texas, reported in the North America Generation segment, incurred a goodwill impairment of $18 million. The Company determined the adverse market conditions as an impairment indicator, performed the two-step goodwill impairment test and recognized the entire $18 million carrying amount of goodwill as goodwill impairment in the third quarter.

In 2009, Kilroot, our coal fired power plant in the United Kingdom, reported in the Europe Generation segment, incurred a goodwill impairment of $118 million. Factors contributing to the impairment included: reduced profit expectations based on latest estimates of future commodity prices and reduced expectations on the recovery of cash flows on the existing plant following the Company's decision to forgo capital expenditures to meet emission allowance requirements taking effect in 2024. Additionally, one of our subsidiaries located in the Ukraine and reported within “Corporate and Other” incurred a goodwill impairment loss of $4 million.

The following tables summarize the balances comprising other intangible assets in the accompanying Consolidated Balance Sheets as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Balance	Amortization	Balance	Balance	Amortization	Balance

	(in millions)			(in millions)
Subject to Amortization
Project development rights(1)	$102	$-	$102	$117	$-	$117
Sales concessions	156	(92)	64	162	(89)	73
Contractual payment rights(2)	69	(13)	56	65	(4)	61
Land use rights	49	(4)	45	50	(2)	48
Management rights	39	(13)	26	66	(30)	36
Emission allowances(3)	18	-	18	8	-	8
Electric security plan	88	(9)	79	-	-	-
Customer contracts	45	(3)	42	-	-	-
Customer relationships	30	-	30	-	-	-
Other(4)	71	(30)	41	70	(26)	44
Subtotal	667	(164)	503	538	(151)	387
Indefinite-Lived Intangible Assets
Land use rights	52	-	52	51	-	51
Emission allowances(5)	4	-	4	8	-	8
Trademark/Trade name	5	-	5	-	-	-
Other	2	-	2	2	-	2
Subtotal	63	-	63	61	-	61
Total	$730	$(164)	$566	$599	$(151)	$448

  Represent development rights, including but not limited to, land control, various permits and right to acquire equity interests in development projects resulting from asset acquisitions by our Wind group. A portion of these development rights was recognized as a loss on disposal of discontinued operations when certain development projects were abandoned during the fourth quarter of 2011. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.
  Represent legal rights to receive system reliability payments from the regulator.
  Acquired or purchased emission allowances are expensed when utilized and included in net income for the year.
  Consists of various intangible assets including PPAs and transmission rights, none of which is individually significant.
  Represent perpetual emission allowances without an expiration date.

The following table summarizes, by category, intangible assets acquired during the years ended December 31, 2011 and 2010:

	December 31, 2011
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Electric security plan(2)	$88	Subject to amortization	1	Straight line
Customer relationship(1) (3)	30	Subject to amortization	12	Straight line
Customer contracts(1) (4)	45	Subject to amortization	3	Other
Trademark/Trade name(1) (5)	5	Indefinite-lived	N/A	N/A
Other	4	Subject to amortization	Various	As utilized
Total	$172

	December 31, 2010
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Project development rights	$141	Subject to amortization	Various	Straight line
Contractual payment rights	65	Subject to amortization	10	Straight line
Emission allowances	14	Subject to amortization	Various	As utilized
Land use rights	7	Indefinite-lived	N/A	N/A
Total	$227

  Represents intangible assets arising from the acquisition of DPL. See Note 23―Acquisitions and Dispositions for further information.
  Electric Security Plan is a rate plan for the supply and pricing of electric generation service applicable to Ohio's electric utilities under state law. It provides a level of price stability to consumers of electricity as compared to market-based electricity prices. The plan was recognized as an intangible asset since the prices under the plan are higher than market prices charged by competitive retailers or CRES.
  Customer relationships represent the value assigned to customer information possessed by DPL in the preliminary purchase price allocation, where DPL has regular contact with the customer, and the customer has the ability to make direct contact with DPL. See Note 23―Acquisitions and Dispositions for further information.
  The amortization method used reflects the pattern in which the economic benefits of the intangible asset are consumed.
  Trademarks/Trade name represent the value assigned to trade name of DPLER, DPL's subsidiary engaged in competitive retail business in Ohio.

The following table summarizes the estimated amortization expense, broken down by intangible asset category, for 2012 through 2016:

	Estimated amortization expense
	2012	2013	2014	2015	2016

	(in millions)
Contractual payment rights	$9	$9	$9	$9	$3
Sales concessions	6	6	6	6	5
Customer relationships & contracts	35	11	4	3	3
Electric security plan	79	-	-	-	-
All other	9	6	4	4	4
Total	$138	$32	$23	$22	$15

Intangible asset amortization expense was $36 million, $14 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2011
REGULATORY ASSETS AND LIABILITIES

10. REGULATORY ASSETS & LIABILITIES

The Company has recorded regulatory assets and liabilities that it expects to pass through to its customers in accordance with, and subject to, regulatory provisions as follows:

	December 31,
	2011	2010	Recovery Period

REGULATORY ASSETS	(in millions)
Current regulatory assets:
Brazil tariff recoveries:(1)
Energy purchases	$79	$62	Over tariff reset period
Transmission costs, regulatory fees and other	185	82	Over tariff reset period
El Salvador tariff recoveries(2)	108	67	Over tariff reset period
Other(3)	19	1	Various
Total current regulatory assets	391	212

Noncurrent regulatory assets:
Defined benefit pension obligations at IPL and DPL(4)(5)	399	235	Various
Income taxes recoverable from customers(4)(6)	76	66	Various
Brazil tariff recoveries:(1)
Energy purchases	84	18	Over tariff reset period
Transmission costs, regulatory fees and other	86	32	Over tariff reset period
Deferred Midwest ISO costs(7)	80	80	To be determined
Other(3)	122	39	Various
Total noncurrent regulatory assets	847	470
TOTAL REGULATORY ASSETS	$1,238	$682

REGULATORY LIABILITIES
Current regulatory liabilities:
Brazil tariff reset adjustment(8)	$190	$-	To be determined
Efficiency program costs(9)	29	58	Over tariff reset period
Brazil tariff recoveries:(1)
Energy purchases	305	118	Over tariff reset period
Transmission costs, regulatory fees and other	172	71	Over tariff reset period
Other(10)	37	37	Various
Total current regulatory liabilities	733	284

Noncurrent regulatory liabilities:
Asset retirement obligations(11)	649	509	Over life of assets
Brazil special obligations(12)	422	435	To be determined
Brazil tariff recoveries:(1)
Energy purchases	76	69	Over tariff reset period
Transmission costs, regulatory fees and other	64	57	Over tariff reset period
Efficiency program costs(9)	44	54	Over tariff reset period
Other(10)	24	8	Various
Total noncurrent regulatory liabilities	1,279	1,132
TOTAL REGULATORY LIABILITIES	$2,012	$1,416

(1)       Recoverable per National Electric Energy Agency (“ANEEL”) regulations through the Annual Tariff Adjustment (“IRT”). These costs are generally non-controllable costs and primarily consist of purchased electricity, energy transmission costs and sector costs that are considered volatile. These costs are recovered in 24 installments through the annual IRT process and are amortized over the tariff reset period.

(2)       Deferred fuel costs incurred by our El Salvador subsidiaries associated with purchase of energy from the El Salvador spot market and the power generation plants. In El Salvador, the deferred fuel adjustment represents the variance between the actual fuel costs and the fuel costs recovered in the tariffs. The variance is recovered semi-annually at the tariff reset period.

(3)       Includes assets with and without a rate of return. Other current regulatory assets that did not earn a rate of return were $12 million and $0 million, as of December 31, 2011 and 2010, respectively. Other noncurrent regulatory assets that did not earn a rate of return were $37 million and $14 million, as of December 31, 2011 and 2010, respectively. Other Current and Noncurrent Regulatory Assets primarily consist of:

•       Unamortized losses on long-term debt reacquired or redeemed in prior periods at IPL and DPL, which are amortized over the lives of the original issues in accordance with the FERC and PUCO rules.

•       Unamortized carrying charges and certain other costs related to Petersburg unit 4 at IPL.

•       Deferred storm costs incurred to repair 2008 storm damage at DPL, which have been deferred until such time that DPL seeks recovery in a future rate proceeding.

(4)       Past expenditures on which the Company does not earn a rate of return.

(5)       The regulatory accounting standards allow the defined pension and postretirement benefit obligation to be recorded as a regulatory asset equal to the previously unrecognized actuarial gains and losses and prior service costs that are expected to be recovered through future rates. Pension expense is recognized based on the plan's actuarially determined pension liability. Recovery of costs is probable, but not yet determined. Pension contributions made by our Brazilian subsidiaries are not included in regulatory assets as those contributions are not covered by the established tariff in Brazil.

(6)       Probable of recovery through future rates, based upon established regulatory practices, which permit the recovery of current taxes. This amount is expected to be recovered, without interest, over the period as book-tax temporary differences reverse and become current taxes.

(7)       Transmission service costs and other administrative costs from IPL's participation in the Midwest ISO market, which are recoverable but do not earn a rate of return. Recovery of costs is probable, but the timing is not yet determined.

(8)       In July 2011, the Brazilian energy regulator (the “Regulator”) postponed the periodic review and reset of a component of Eletropaulo's regulated tariff, which determines the margin to be earned by Eletropaulo. The review and reset of this tariff component is performed every four years. From July 2011 through December 2011, Eletropaulo continued to invoice customers under the existing tariff rate, as required by the Regulator. Management believes that it is probable that the new tariff rate will be lower than the existing tariff rate, resulting in future refunds to customers, and has estimated the amount of this liability. Accordingly, as of December 31, 2011, Eletropaulo recognized a regulatory liability. It is at least reasonably possible that future events confirming the final amount of the regulatory liability or a change in the estimated amount of the liability will occur in the near term as the periodic review and tariff reset process progresses with the Regulator in 2012. The primary factor in the ongoing discussions between Eletropaulo and the Regulator that causes the estimate to be sensitive to change is the regulatory asset base which will be used by the Regulator to determine the return included in the revised tariff. The final amount of the regulatory liability may differ from the estimated amount recognized as of December 31, 2011.

(9)       Payments received for costs expected to be incurred to improve the efficiency of our plants in Brazil that are refunded as part of the IRT.

(10)       Other Current and Noncurrent Regulatory Liabilities primarily consist of the cost incurred by electricity generators due to variance in energy prices during rationing periods (“Free Energy”). Our Brazilian subsidiaries are authorized to recover or refund this cost associated with monthly energy price variances between the wholesale energy market prices owed to the power generation plants producing Free Energy and the capped price reimbursed by the local distribution companies which are passed through to the final customers through energy tariffs.

(11)       Obligations for removal costs which do not have an associated legal retirement obligation as defined by the accounting standards on asset retirement obligations.

(12)       Obligations established by ANEEL in Brazil associated with electric utility concessions and represent amounts received from customers or donations not subject to return. These donations are allocated to support energy network expansion and to improve utility operations to meet customers' needs. The term of the obligation is established by ANEEL. Settlement shall occur when the concession ends.

The current regulatory assets and liabilities are recorded in “Other current assets” and “Accrued and other liabilities,” respectively, on the accompanying Consolidated Balance Sheets. The noncurrent regulatory assets and liabilities are recorded in “Other noncurrent assets” and “Other long-term liabilities,” respectively, in the accompanying Consolidated Balance Sheets.

The following table summarizes regulatory assets by region as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Latin America	$546	$265
North America	692	417
Total regulatory assets	$1,238	$682

The following table summarizes regulatory liabilities by region as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Latin America	$1,333	$890
North America	679	526
Total regulatory liabilities	$2,012	$1,416

Debt	12 Months Ended
Dec. 31, 2011
DEBT

11. DEBT

The Company has two types of debt reported on its Consolidated Balance Sheets: non-recourse and recourse debt. Non-recourse debt is used to fund investments and capital expenditures for the construction and acquisition of electric power plants, wind projects, distribution companies and other project-related investments at our subsidiaries. Non-recourse debt is generally secured by the capital stock, physical assets, contracts and cash flows of the related subsidiary. Absent guarantees, intercompany loans or other credit support, the default risk is limited to the respective business and is without recourse to the Parent Company and other subsidiaries, though the Company's equity investments and/or subordinated loans to projects (if any) are at risk. Recourse debt is direct borrowings by the Parent Company and is used to fund development, construction or acquisitions, including serving as funding for equity investments or loans to the affiliates. The Parent Company's debt is, among other things, recourse to the Parent Company and is structurally subordinated to the affiliates' debt.

The following table summarizes the carrying amount and estimated fair values of the Company's recourse and non-recourse debt as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Non-recourse debt	$15,535	$15,862	$13,587	$13,857
Recourse debt	6,485	6,640	4,612	4,868
Total debt	$22,020	$22,502	$18,199	$18,725

Recourse and non-recourse debt are carried at amortized cost. The fair value of recourse debt is estimated based on quoted market prices. The fair value of non-recourse debt is estimated differently based upon the type of loan. The fair value of fixed rate loans is estimated using quoted market prices, if available, or a discounted cash flow analysis. In the discounted cash flow analysis, the discount rate is based on the credit rating of the individual debt instruments, if available, or the credit rating of the subsidiary. If the subsidiary's credit rating is not available, a synthetic credit rating is determined using certain key metrics, including cash flow ratios and interest coverage, as well as other industry specific factors. For subsidiaries located outside the U.S., in the event that the country rating is lower than the credit rating previously determined, the country rating is used for the purposes of the discounted cash flow analysis. The fair value of recourse and non-recourse debt excludes accrued interest at the valuation date.

The estimated fair value was determined using available market information as of December 31, 2011 and 2010. The Company is not aware of any factors that would significantly affect the estimated fair value amounts since December 31, 2011.

NON-RECOURSE DEBT

The following table summarizes the carrying amount and terms of non-recourse debt as of December 31, 2011 and 2010:

			December 31,
NON-RECOURSE DEBT	Interest Rate(1)	Maturity	2011	2010

			(in millions)
VARIABLE RATE:(2)
Bank loans	2.95%	2012 - 2028	$3,430	$3,052
Notes and bonds	11.70%	2012 - 2040	2,178	2,982
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	3.30%	2012 - 2027	1,989	1,848
Other	3.83%	2012 - 2041	321	363
FIXED RATE:
Bank loans	8.24%	2012 - 2023	412	424
Notes and bonds	6.37%	2012 - 2061	6,487	4,269
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	6.57%	2012 - 2027	513	467
Other	11.66%	2012 - 2039	205	182
SUBTOTAL			$15,535(4)	$13,587(4)
Less: Current maturities			(2,123)	(2,503)
TOTAL			$13,412	$11,084

(1)       Weighted average interest rate at December 31, 2011.

(2)       The Company has interest rate swaps and interest rate option agreements in an aggregate notional principal amount of approximately $3.8 billion on non-recourse debt outstanding at December 31, 2011. The swap agreements economically change the variable interest rates on the portion of the debt covered by the notional amounts to fixed rates ranging from approximately 1.44% to 6.98%. The option agreements fix interest rates within a range from 1.00% to 7.00%. The agreements expire at various dates from 2016 through 2028.

(3)       Multilateral loans include loans funded and guaranteed by bilaterals, multilaterals, development banks and other similar institutions.

(4)       Non-recourse debt of $1.3 billion and $1.5 billion as of December 31, 2011 and 2010, respectively, was excluded from non-recourse debt and included in current and noncurrent liabilities of held for sale and discontinued businesses in the accompanying Consolidated Balance Sheets.

Non-recourse debt as of December 31, 2011 is scheduled to reach maturity as set forth in the table below:

		Annual
December 31,		Maturities
		(in millions)
2012	.	$2,123
2013	.	1,358
2014	.	1,661
2015	.	812
2016	.	2,260
Thereafter		7,321
Total non-recourse debt		$15,535

As of December 31, 2011, AES subsidiaries with facilities under construction had a total of approximately $1.4 billion of committed but unused credit facilities available to fund construction and other related costs. Excluding these facilities under construction, AES subsidiaries had approximately $1.2 billion in a number of available but unused committed revolving credit lines to support their working capital, debt service reserves and other business needs. These credit lines can be used in one or more of the following ways: solely for borrowings; solely for letters of credit; or a combination of these uses. The weighted average interest rate on borrowings from these facilities was 14.75% at December 31, 2011.

On October 3, 2011, Dolphin Subsidiary II, Inc. (“Dolphin II”), a newly formed, wholly-owned special purpose indirect subsidiary of AES, entered into an indenture (the "Indenture") with Wells Fargo Bank, N.A. (the "Trustee") as part of its issuance of $450 million aggregate principal amount of 6.50% senior notes due 2016 (the "2016 Notes") and $800 million aggregate principal amount of 7.25% senior notes due 2021 (the "7.25% 2021 Notes", together with the 2016 Notes, the "notes") to finance the acquisition (the "Acquisition") of DPL. Upon closing of the acquisition on November 28, 2011, Dolphin II was merged into DPL with DPL being the surviving entity and obligor. The 2016 Notes and the 7.25% 2021 Notes are included under “Notes and bonds” in the non-recourse detail table above. See Note 23—Acquisitions and Dispositions for further information.

Interest on the 2016 Notes and the 7.25% 2021 Notes accrues at a rate of 6.50% and 7.25% per year, respectively, and is payable on April 15 and October 15 of each year, beginning April 15, 2012. Prior to September 15, 2016 with respect to the 2016 Notes and July 15, 2021 with respect to the 7.25% 2021 Notes, DPL may redeem some or all of the 2016 Notes or 7.25% 2021 Notes at par, plus a "make-whole" amount set forth in the Indenture and accrued and unpaid interest. At any time on or after September 15, 2016 or July 15, 2021 with respect to the 2016 Notes and 7.25% 2021 Notes, respectively, DPL may redeem some or all of the 2016 Notes or 7.25% 2021 Notes at par plus accrued and unpaid interest. The proceeds from issuance of the notes were used to partially finance the DPL acquisition.

Non-Recourse Debt Covenants, Restrictions and Defaults

The terms of the Company's non-recourse debt include certain financial and non-financial covenants. These covenants are limited to subsidiary activity and vary among the subsidiaries. These covenants may include but are not limited to maintenance of certain reserves, minimum levels of working capital and limitations on incurring additional indebtedness. Compliance with certain covenants may not be objectively determinable.

As of December 31, 2011 and 2010, approximately $594 million and $539 million, respectively, of restricted cash was maintained in accordance with certain covenants of the non-recourse debt agreements, and these amounts were included within “Restricted cash” and “Debt service reserves and other deposits” in the accompanying Consolidated Balance Sheets.

Various lender and governmental provisions restrict the ability of certain of the Company's subsidiaries to transfer their net assets to the Parent Company. Such restricted net assets of subsidiaries amounted to approximately $3.3 billion at December 31, 2011.

The following table summarizes the Company's subsidiary non-recourse debt in default or accelerated as of December 31, 2011 and is included in the current portion of non-recourse debt unless otherwise indicated:

	Primary Nature	December 31, 2011
Subsidiary	of Default	Default	Net Assets

		(in millions)
Maritza	Covenant	$905	$204
Sonel	Covenant	331	305
Kelanitissa	Covenant	16	48
Total		$1,252

None of the subsidiaries that are currently in default are subsidiaries that met the applicable definition of materiality under AES' corporate debt agreements as of December 31, 2011 in order for such defaults to trigger an event of default or permit acceleration under such indebtedness. The bankruptcy or acceleration of material amounts of debt at such entities would cause a cross default under the recourse senior secured credit facility. However, as a result of additional dispositions of assets, other significant reductions in asset carrying values or other matters in the future that may impact our financial position and results of operations or the financial position or results of the individual subsidiary, it is possible that one or more of these subsidiaries could fall within the definition of a “material subsidiary” and thereby upon a bankruptcy or acceleration of its non-recourse debt, trigger an event of default and possible acceleration of the indebtedness under the AES Parent Company's outstanding debt securities.

RECOURSE DEBT

The following table summarizes the carrying amount and terms of recourse debt of the Company as of December 31, 2011 and 2010:

		Final	December 31,
RECOURSE DEBT	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

(1)       Subsequent to year end the loan was substantially repaid and is expected to be repaid in full prior to March 31, 2012.

Recourse debt as of December 31, 2011 is scheduled to reach maturity as set forth in the table below:

December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total recourse debt		$6,485

Recourse Debt Transactions

During the year ended December 31, 2011, the Company issued recourse debt of $2.05 billion as outlined below. The proceeds of the debt were used to partially finance the Company's acquisition of DPL as discussed further in Note 23—Acquisitions and Dispositions.

On May 27, 2011, the Company secured a $1.05 billion term loan under a senior secured credit facility (the "senior secured term loan"). The senior secured term loan bears annual interest, at the Company's option, at a variable rate of LIBOR plus 3.25% or Base Rate plus 2.25%, and matures in 2018. The senior secured term loan is subject to certain customary representations, covenants and events of default.

On June 15, 2011, the Company issued $1 billion aggregate principal amount of 7.375% senior unsecured notes maturing July 1, 2021 (the "7.375% 2021 Notes"). Upon a change of control, the Company must offer to repurchase the 7.375% 2021 Notes at a price equal to 101% of principal, plus accrued and unpaid interest. The 7.375% 2021 Notes are also subject to certain covenants restricting the ability of the Company to incur additional secured debt; to enter into sale-lease back transactions; to consolidate, merge, convey or transfer substantially all of its assets; as well as other covenants and events of default that are customary for debt securities similar to the 7.375% 2021 Notes. The Company entered into interest rate locks in May 2011 to hedge the risk of changes in LIBOR until the issuance of the 7.375% 2021 Notes. The Company paid $24 million to settle those interest rate locks as of June 15, 2011. The payment was recognized in accumulated other comprehensive loss and is being amortized over the life of the 7.375% 2021 Notes as an adjustment to interest expense using the effective yield method.

Recourse Debt Covenants and Guarantees

Certain of the Company's obligations under the senior secured credit facility are guaranteed by its direct subsidiaries through which the Company owns its interests in the AES Shady Point, AES Hawaii, AES Warrior Run and AES Eastern Energy businesses. On December 30, 2011, AES Eastern Energy filed for bankruptcy and was deconsolidated. See Note 1—General and Summary of Significant Accounting Policies for additional information. The Company's obligations under the senior secured credit facility are, subject to certain exceptions, secured by:

(i)        all of the capital stock of domestic subsidiaries owned directly by the Company and 65% of the capital stock of certain foreign subsidiaries owned directly or indirectly by the Company; and

(ii)        certain intercompany receivables, certain intercompany notes and certain intercompany tax sharing agreements.

The senior secured credit facility is subject to mandatory prepayment under certain circumstances, including the sale of a guarantor subsidiary. In such a situation, the net cash proceeds from the sale of a Guarantor or any of its subsidiaries must be applied pro rata to repay the term loan using 60% of net cash proceeds, reduced to 50% when and if the parent's recourse debt to cash flow ratio is less than 5:1. The lenders have the option to waive their pro rata redemption.

The senior secured credit facility contains customary covenants and restrictions on the Company's ability to engage in certain activities, including, but not limited to, limitations on other indebtedness, liens, investments and guarantees; limitations on restricted payments such as shareholder dividends and equity repurchases; restrictions on mergers and acquisitions, sales of assets, leases, transactions with affiliates and off-balance sheet or derivative arrangements; and other financial reporting requirements.

The senior secured credit facility also contains financial covenants requiring the Company to maintain certain financial ratios including a cash flow to interest coverage ratio, calculated quarterly, which provides that a minimum ratio of the Company's adjusted operating cash flow to the Company's interest charges related to recourse debt of 1.3× must be maintained at all times and a recourse debt to cash flow ratio, calculated quarterly, which provides that the ratio of the Company's total recourse debt to the Company's adjusted operating cash flow must not exceed a maximum at any time of 7.5× at December 31, 2011.

The terms of the Company's senior unsecured notes and senior secured credit facility contain certain covenants including, without limitation, limitation on the Company's ability to incur liens or enter into sale and leaseback transactions.

TERM CONVERTIBLE TRUST SECURITIES

Between 1999 and 2000, AES Trust III, a wholly owned special purpose business trust, issued approximately 10.35 million of $3.375 Term Convertible Preferred Securities (“TECONS”) (liquidation value $50) for total proceeds of $517 million and concurrently purchased $517 million of 6.75% Junior Subordinated Convertible Debentures due 2029 (the “6.75% Debentures” of the Company). The TECONS are consolidated and classified as long-term recourse debt on the Company's Consolidated Balance Sheet.

AES, at its option, can redeem the 6.75% Debentures which would result in the required redemption of the TECONS issued by AES Trust III, currently for $50 per TECON. The TECONS must be redeemed upon maturity of the 6.75% Debentures. The TECONS are convertible into the common stock of AES at each holder's option prior to October 15, 2029 at the rate of 1.4216, representing a conversion price of $35.17 per share. The maximum number of shares of common stock AES would be required to issue should all holders decide to convert their securities would be 14.7 million shares.

Dividends on the TECONS are payable quarterly at an annual rate of 6.75%. The Trust is permitted to defer payment of dividends for up to 20 consecutive quarters, provided that the Company has exercised its right to defer interest payments under the corresponding debentures or notes. During such deferral periods, dividends on the TECONS would accumulate quarterly and accrue interest, and the Company may not declare or pay dividends on its common stock. AES has not exercised the option to defer any dividends at this time and all dividends due under the Trust have been paid.

AES Trust III is a VIE under the relevant consolidation accounting guidance. AES' obligations under the 6.75% Debentures and other relevant trust agreements, in aggregate, constitute a full and unconditional guarantee by AES of the TECON Trusts' obligations. Accordingly, AES consolidates AES Trust III. As of December 31, 2011 and 2010, the sole assets of AES Trust III are the 6.75% Debentures.

Commitments	12 Months Ended
Dec. 31, 2011
COMMITMENTS

12. COMMITMENTS

The following disclosures exclude any businesses classified as discontinued operations or held-for-sale.

OPERATING LEASES—As of December 31, 2011, the Company was obligated under long-term non-cancelable operating leases, primarily for certain transmission lines, office rental and site leases. Rental expense for lease commitments under these operating leases for the years ended December 31, 2011, 2010 and 2009 was $63 million, $56 million and $60 million, respectively.

The table below sets forth the future minimum lease commitments under these operating leases as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Operating Leases
		(in millions)
2012	.	$57
2013	.	57
2014	.	55
2015	.	54
2016	.	54
Thereafter		730
Total		$1,007

CAPITAL LEASES—Several AES subsidiaries lease operating and office equipment and vehicles that are considered capital lease transactions. These capital leases are recognized in Property, Plant and Equipment within “Electric generation and distribution assets” and primarily relate to transmission lines at our subsidiaries in Brazil. The gross value of the leased assets as of December 31, 2011 and 2010 was $95 million and $97 million, respectively.

The following table summarizes the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Minimum Lease Payments
		(in millions)
2012	.	$14
2013	.	11
2014	.	10
2015	.	9
2016	.	9
Thereafter		125
Total		$178
Less: Imputed interest		106
Present value of total minimum lease payments		$72

CONTRACTS—Operating subsidiaries of the Company have entered into contracts for the purchase of electricity from third parties that primarily include energy auction agreements at our Brazil subsidiaries with extended terms from 2012 through 2028 and in some cases are subject to variable quantities or prices. Purchases in the years ended December 31, 2011, 2010 and 2009 were approximately $2.5 billion, $2.4 billion and $2.1 billion, respectively.

The table below sets forth the future minimum commitments under these electricity purchase contracts at December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Electricity Purchase Contracts
		(in millions)
2012	.	$2,800
2013	.	2,412
2014	.	2,034
2015	.	1,995
2016	.	1,979
Thereafter		23,887
Total		$35,107

Operating subsidiaries of the Company have entered into various long-term contracts for the purchase of fuel subject to termination only in certain limited circumstances and in some cases are subject to variable quantities or prices. Purchases in the years ended December 31, 2011, 2010 and 2009 were $1.7 billion, $1.7 billion and $1.2 billion, respectively.

The table below sets forth the future minimum commitments under these fuel contracts as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Fuel Contracts
		(in millions)
2012	.	$1,980
2013	.	1,187
2014	.	790
2015	.	663
2016	.	661
Thereafter		4,875
Total		$10,156

The Company's subsidiaries have entered into other various long-term contracts. These contracts are mainly for construction projects, service and maintenance, transmission of electricity and other operation services. Payments under these contracts for the years ended December 31, 2011, 2010 and 2009 were $1.7 billion, $1.6 billion and $2.7 billion, respectively.

The table below sets forth the future minimum commitments under these other purchase contracts as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Other Purchase Contracts
		(in millions)
2012	.	$1,831
2013	.	1,454
2014	.	1,209
2015	.	968
2016	.	883
Thereafter		9,496
Total		$15,841

Contingencies	12 Months Ended
Dec. 31, 2011
CONTINGENCIES

13. CONTINGENCIES

ENVIRONMENTAL LIABILITIES

The Company periodically reviews its obligations as they relate to compliance with environmental laws, including site restoration and remediation. As of December 31, 2011, the Company had recorded liabilities of $26 million for projected environmental remediation costs. Due to the uncertainties associated with environmental assessment and remediation activities, future costs of compliance or remediation could be higher or lower than the amount currently accrued. Based on currently available information and analysis, the Company believes that it is reasonably possible that costs associated with such liabilities, or as yet unknown liabilities, may exceed current reserves in amounts that could be material but cannot be estimated as of December 31, 2011.

GUARANTEES, LETTERS OF CREDIT

In connection with certain project financing, acquisition, power purchase, and other agreements, AES has expressly undertaken limited obligations and commitments, most of which will only be effective or will be terminated upon the occurrence of future events. In the normal course of business, AES has entered into various agreements, mainly guarantees and letters of credit, to provide financial or performance assurance to third parties on behalf of AES businesses. These agreements are entered into primarily to support or enhance the creditworthiness otherwise achieved by a business on a stand-alone basis, thereby facilitating the availability of sufficient credit to accomplish their intended business purposes. Most of the contingent obligations primarily relate to future performance commitments which the Company or its businesses expect to fulfill within the normal course of business. The expiration dates of these guarantees vary from less than one year to more than 15 years.

The following table summarizes the Parent Company's contingent contractual obligations as of December 31, 2011. Amounts presented in the table below represent the Parent Company's current undiscounted exposure to guarantees and the range of maximum undiscounted potential exposure. The maximum exposure is not reduced by the amounts, if any, that could be recovered under the recourse or collateralization provisions in the guarantees. The amounts include obligations made by the Parent Company for the direct benefit of the lenders associated with the non-recourse debt of businesses of $24 million.

Contingent contractual obligations	Amount	Number of Agreements	Maximum Exposure Range for Each Agreement
	(in millions)		(in millions)
Guarantees(1)	$340	20	<$1 - $53
Letters of credit under the senior secured credit facility	12	11	<$1 - $7
Cash collateralized letters of credit	261	13	<$1 - $221
Total	$613	44

(1)       Excludes guarantees of $11 million related to discontinued operations and held for sale businesses.

As of December 31, 2011, the Company had $9 million of commitments to invest in subsidiaries under construction and to purchase related equipment that were not included in the letters of credit discussed above. The Company expects to fund these net investment commitments in 2012. The exact payment schedules will be dictated by the construction milestones. We expect to fund these commitments from a combination of current liquidity and internally generated Parent Company cash flow.

During 2011, the Company paid letter of credit fees ranging from 0.250% to 3.250% per annum on the outstanding amounts of letters of credit.

LITIGATION

The Company is involved in certain claims, suits and legal proceedings in the normal course of business. The Company accrues for litigation and claims when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The Company has evaluated claims in accordance with the accounting guidance for contingencies that it deems both probable and reasonably estimable and accordingly, has recorded aggregate reserves for all claims of approximately $363 million and $443 million as of December 31, 2011 and 2010, respectively. These reserves are reported on the consolidated balance sheets within “accrued and other liabilities” and “other long-term liabilities.” A significant portion of the reserves relate to employment, non-income tax and customer disputes in international jurisdictions, principally Brazil. Certain of the Company's subsidiaries, principally in Brazil, are defendants in a number of labor and employment lawsuits. The complaints generally seek unspecified monetary damages, injunctive relief, or other relief. The subsidiaries have denied any liability and intend to vigorously defend themselves in all of these proceedings. There can be no assurance that these reserves will be adequate to cover all existing and future claims or that we will have the liquidity to pay such claims as they arise.

The Company believes, based upon information it currently possesses and taking into account established reserves for liabilities and its insurance coverage, that the ultimate outcome of these proceedings and actions is unlikely to have a material effect on the Company's consolidated financial statements. However, where no reserve has been recognized, it is reasonably possible that some matters could be decided unfavorably to the Company and could require the Company to pay damages or make expenditures in amounts that could be material but could not be estimated as of December 31, 2011. The material contingencies where a loss is reasonably possible primarily include: claims under financing agreements; disputes with offtakers, suppliers and EPC contractors; alleged violation of monopoly laws and regulations; income tax and non-income tax assessments by tax authorities; and environmental matters. In aggregate, the Company estimates that the range of potential losses, where estimable, related to these material contingences to be in the range of $355 million to $1.7 billion. The amounts considered reasonably possible do not include amounts reserved, as discussed above. These material contingencies do not include income tax related contingencies which are considered part of our uncertain tax positions.

Benefit Plans	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS

14. BENEFIT PLANS

DEFINED CONTRIBUTION PLAN—The Company sponsors one defined contribution plan (“the Plan”), qualified under section 401 of the Internal Revenue Code. All U.S. employees of the Company are eligible to participate in the Plan except for those employees who are covered by a collective bargaining agreement, unless such agreement specifically provides that the employee is considered an eligible employee under the Plan. The Plan provides matching contributions in AES common stock, other contributions at the discretion of the Compensation Committee of the Board of Directors in AES common stock and discretionary tax deferred contributions from the participants. Participants are fully vested in their own contributions and the Company's matching contributions. Participants vest in other company contributions ratably over a five-year period ending on the fifth anniversary of their hire date. Company contributions to the Plan were approximately $22 million for each of the years ended December 31, 2011, 2010, and 2009.

DEFINED BENEFIT PLANS—Certain of the Company's subsidiaries have defined benefit pension plans covering substantially all of their respective employees. Pension benefits are based on years of credited service, age of the participant and average earnings. Of the 26 active defined benefit plans as of December 31, 2011, four are at U.S. subsidiaries and the remaining plans are at foreign subsidiaries.

The following table reconciles the Company's funded status, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$608	$5,986	$549	$5,129
Service cost	8	19	7	16
Interest cost	33	564	32	510
Employee contributions	-	5	-	5
Plan amendments	-	-	11	-
Plan curtailments	-	5	-	-
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	365	-	-	14
Actuarial loss	60	371	39	474
Effect of foreign currency exchange rate change	-	(696)	-	249
Benefit obligation as of December 31	$1,044	$5,789	$608	$5,986
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$413	$4,730	$368	$4,042
Actual return on plan assets	6	486	46	742
Employer contributions	37	175	29	156
Employee contributions	-	5	-	5
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	336	-	-	-
Effect of foreign currency exchange rate change	-	(531)	-	196
Fair value of plan assets as of December 31	$762	$4,400	$413	$4,730
RECONCILIATION OF FUNDED STATUS
Funded status as of December 31	$(282)	$(1,389)	$(195)	$(1,256)

The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to the funded status of the plans, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
AMOUNTS RECOGNIZED ON THE
CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$-	$20	$-	$32
Accrued benefit liability - current	(1)	(4)	-	(4)
Accrued benefit liability - long-term	(281)	(1,405)	(195)	(1,284)
Net amount recognized at end of year	$(282)	$(1,389)	$(195)	$(1,256)

The following table summarizes the Company's accumulated benefit obligation, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
Accumulated Benefit Obligation	$1,020	$5,724	$592	$5,927
Information for pension plans with an accumulated
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,478	$608	$5,697
Accumulated benefit obligation	1,020	5,423	592	5,651
Fair value of plan assets	762	4,072	413	4,410
Information for pension plans with a projected
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,492	$608	$5,704
Fair value of plan assets	762	4,084	413	4,415

The table below summarizes the significant weighted average assumptions used in the calculation of benefit obligation and net periodic benefit cost, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign
Benefit Obligation:
Discount rates	4.67%	9.52%(2)	5.38%	9.82%(2)
Rates of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%
Periodic Benefit Cost:
Discount rate	5.38%	9.82%	5.92%	10.56%
Expected long-term rate of return on plan assets	7.49%	11.08%	8.00%	11.14%
Rate of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%

  A U.S. subsidiary of the Company has a defined benefit obligation of $679 million and $607 million as of December 31, 2011 and 2010, respectively, and uses salary bands to determine future benefit costs rather than rates of compensation increases. Rates of compensation increases in the table above do not include amounts related to this specific defined benefit plan.
  Includes an inflation factor that is used to calculate future periodic benefit cost, but is not used to calculate the benefit obligation.

The Company establishes its estimated long-term return on plan assets considering various factors, which include the targeted asset allocation percentages, historic returns and expected future returns.

The measurement of pension obligations, costs and liabilities is dependent on a variety of assumptions. These assumptions include estimates of the present value of projected future pension payments to all plan participants, taking into consideration the likelihood of potential future events such as salary increases and demographic experience. These assumptions may have an effect on the amount and timing of future contributions.

The assumptions used in developing the required estimates include the following key factors:

•       discount rates;

•       salary growth;

•       retirement rates;

•       inflation;

•       expected return on plan assets; and

•       mortality rates.

The effects of actual results differing from the Company's assumptions are accumulated and amortized over future periods and, therefore, generally affect the Company's recognized expense in such future periods.

Sensitivity of the Company's pension funded status to the indicated increase or decrease in the discount rate and long-term rate of return on plan assets assumptions is shown below. Note that these sensitivities may be asymmetric and are specific to the base conditions at year-end 2011. They also may not be additive, so the impact of changing multiple factors simultaneously cannot be calculated by combining the individual sensitivities shown. The December 31, 2011 funded status is affected by the December 31, 2011 assumptions. Pension expense for 2011 is affected by the December 31, 2010 assumptions. The impact on pension expense from a one percentage point change in these assumptions is shown in the table below (in millions):

Increase of 1% in the discount rate	$(40)
Decrease of 1% in the discount rate	$42
Increase of 1% in the long-term rate of return on plan assets	$(51)
Decrease of 1% in the long-term rate of return on plan assets	$51

The following table summarizes the components of the net periodic benefit cost, both domestic and foreign, for the years ended December 31, 2011 through 2009:

	December 31,
Components of Net Periodic Benefit Cost:	2011		2010		2009
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(in millions)
Service cost	$8	$19	$7	$16	$6	$12
Interest cost	33	564	32	510	32	458
Expected return on plan assets	(33)	(508)	(30)	(427)	(24)	(373)
Amortization of initial net asset	-	-	-	(1)	-	(2)
Amortization of prior service cost	4	-	3	-	4	-
Amortization of net loss	13	23	12	38	16	6
Loss on curtailment	-	5	-	-	-	-
Settlement gain recognized	-	-	-	1	-	-
Total pension cost	$25	$103	$24	$137	$34	$101

The following table summarizes the amounts reflected in Accumulated Other Comprehensive Loss on the Consolidated Balance Sheet as of December 31, 2011 that have not yet been recognized as components of net periodic benefit cost:

	December 31, 2011
	Accumulated Other Comprehensive Loss		Amounts expected to be reclassified to earnings in next fiscal year
	U.S.	Foreign	U.S.	Foreign

	(in millions)

Prior service cost	$-	$(2)	$-	$-
Unrecognized net actuarial loss	-	(1,112)	-	(40)
Total	$-	$(1,114)	$-	$(40)

The following table summarizes the Company's target allocation for 2011 and pension plan asset allocation, both domestic and foreign, as of December 31, 2011 and 2010:

			Percentage of Plan Assets as of December 31,
	Target Allocations		2011		2010
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

Equity securities	46%	15% - 30%	42.07%	23.48%	53.51%	22.43%
Debt securities	39%	59% - 85%	38.53%	72.55%	25.91%	73.64%
Real estate	0%	0% - 4%	0.00%	2.34%	0.00%	2.09%
Other	15%	0% - 6%	19.40%	1.63%	20.58%	1.84%
Total pension assets			100.00%	100.00%	100.00%	100.00%

The U.S. plans seek to achieve the following long-term investment objectives:

•       maintenance of sufficient income and liquidity to pay retirement benefits and other lump sum payments;

•       long-term rate of return in excess of the annualized inflation rate;

•       long-term rate of return, net of relevant fees, that meet or exceed the assumed actuarial rate; and

•       long-term competitive rate of return on investments, net of expenses, that is equal to or exceeds various benchmark rates.

The asset allocation is reviewed periodically to determine a suitable asset allocation which seeks to manage risk through portfolio diversification and takes into account, among other possible factors, the above-stated objectives, in conjunction with current funding levels, cash flow conditions and economic and industry trends. The following table summarizes the Company's U.S. plan assets by category of investment and level within the fair value hierarchy as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$120	$-	$-	$120	$146	$-	$-	$146
Mutual funds	140	-	-	140	39	-	-	39
Debt securities:
Government debt securities	31	-	-	31	32	-	-	32
Corporate debt securities	114	-	-	114	62	-	-	62
Mutual funds(1)	135	-	-	135	2	-	-	2
Other debt securities	14	-	-	14	11	-	-	11
Other:
Cash and cash equivalents	43	-	-	43	69	-	-	69
Other investments	72	93	-	165	-	52	-	52
Total plan assets	$669	$93	$-	$762	$361	$52	$-	$413

(1)       Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.

The investment strategy of the foreign plans seeks to maximize return on investment while minimizing risk. The assumed asset allocation has less exposure to equities in order to closely match market conditions and near term forecasts. The following table summarizes the Company's foreign plan assets by category of investment and level within the fair value hierarchy as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
Foreign Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$26	$-	$-	$26	$30	$-	$-	$30
Mutual funds	427	-	-	427	510	-	-	510
Private equity(1)	-	-	580	580	-	-	521	521
Debt securities:
Certificates of deposit	-	5	-	5	-	4	-	4
Unsecured debentures	-	20	-	20	-	19	-	19
Government debt securities	6	221	-	227	-	233	-	233
Mutual funds(2)	125	2,805	-	2,930	108	3,107	-	3,215
Other debt securities	-	10	-	10	-	12	-	12
Real estate:
Real estate(1)	-	-	103	103	-	-	99	99
Other:
Cash and cash equivalents	-	-	-	-	-	4	-	4
Participant loans(3)	-	-	72	72	-	-	83	83
Total plan assets	$584	$3,061	$755	$4,400	$648	$3,379	$703	$4,730

  Plan assets of our Brazilian subsidiaries are invested in private equities and commercial real estate through the plan administrator in Brazil. The fair value of these assets is determined using the income approach through annual appraisals based on a discounted cash flow analysis.
  Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.
  Loans to participants are stated at cost, which approximates fair value.

The following table presents a reconciliation of all plan assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

	Year Ended December 31,
	2011	2010

	(in millions)

Balance at January 1	$703	$564
Actual return on plan assets:
Returns relating to assets still held at reporting date	167	104
Returns relating to assets sold during the period	28	-
Purchases, sales and settlements, net	(48)	3
Change due to exchange rate changes	(95)	32
Balance at December 31	$755	$703

The following table summarizes the scheduled cash flows for U.S. and foreign expected employer contributions and expected future benefit payments, both domestic and foreign:

	U.S.	Foreign
	(in millions)
Expected employer contribution in 2012	$49	$174
Expected benefit payments for fiscal year ending:
2012	55	421
2013	56	435
2014	58	451
2015	59	465
2016	61	483
2017 - 2021	325	2,657

Equity	12 Months Ended
Dec. 31, 2011
EQUITY

15. EQUITY

STOCK PURCHASE AGREEMENT

On March 12, 2010, the Company and Terrific Investment Corporation (“Investor”), a wholly owned subsidiary of China Investment Corporation, entered into a stockholder agreement (the “Stockholder Agreement”) in connection with the agreement discussed in the following paragraph. Under the Stockholder Agreement, as long as Investor holds more than 5% of the outstanding shares of common stock of the Company, Investor has the right to designate one nominee, who must be reasonably acceptable to the Board, for election to the Board of Directors of the Company. Effective December 9, 2011, Investor's designated nominee was elected to the Board of Directors of the Company. In addition, until such time as Investor holds 5% or less of the outstanding shares of common stock, Investor has agreed to vote its shares in accordance with the recommendation of the Company on any matters submitted to a vote of the stockholders of the Company relating to the election of directors and compensation matters. Otherwise, Investor may vote its shares at its discretion. Further, under the Stockholder Agreement, Investor will be subject to a standstill restriction which generally prohibits Investor from purchasing additional securities of the Company beyond the level acquired by it under the stock purchase agreement entered into between Investor and the Company on November 6, 2009. The standstill and lock-up restrictions also terminate at such time as Investor holds 5% or less of the outstanding shares of common stock. Investor has certain registration rights and preemptive rights under the Stockholder Agreement with respect to its shares of common stock of the Company.

On March 15, 2010, the Company completed the sale of 125,468,788 shares of common stock to Investor. The shares were sold for $12.60 per share, for an aggregate purchase price of $1.58 billion. Investor's ownership in the Company's common stock is now approximately 15% of the Company's total outstanding shares of common stock on a fully diluted basis.

STOCK REPURCHASE PROGRAM

In July 2010, the Company's Board of Directors approved a stock repurchase program (the “Program”) under which the Company can repurchase up to $500 million of AES common stock. The Board authorization permits the Company to repurchase stock through a variety of methods, including open market repurchases and/or privately negotiated transactions. There can be no assurances as to the amount, timing or prices of repurchases, which may vary based on market conditions and other factors. The Program does not have an expiration date and can be modified or terminated by the Board of Directors at any time. During the year ended December 31, 2011, shares of common stock repurchased under this plan totaled 25,541,980 at a total cost of $279 million plus a nominal amount of commissions (average of $10.93 per share including commissions), bringing the cumulative total purchases under the program to 33,924,805 shares at a total cost of $378 million plus a nominal amount of commissions (average of $11.16 per share including commissions).

The shares of stock repurchased have been classified as treasury stock and accounted for using the cost method. A total of 42,386,961 and 17,287,073 shares were held in treasury stock at December 31, 2011 and 2010, respectively. The Company has not retired any shares held in treasury during the years ended December 31, 2011, 2010 or 2009.

ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010

	(in millions)
Foreign currency translation adjustment	$1,967	$1,824
Unrealized derivative losses, net	534	344
Unfunded pension obligations	257	216
Unrealized (gain) loss on securities available for sale	-	(1)
Total	$2,758	$2,383

EQUITY TRANSACTIONS WITH NONCONTROLLING INTERESTS

On July 7, 2011, a subsidiary of the Company completed the acquisition of an additional 10% equity interest in AES-VCM Mong Duong Power Company Limited (“Mong Duong”), a 1,200 MW coal-fired power plant in development in the Quang Ninh province in Vietnam, from Vietnam National Coal and Mineral Industries Group, its minority shareholder. On July 8, 2011, through a subsidiary, the Company sold 30% and 19% equity interests in Mong Duong to PSC Energy Global Co., Ltd. (a wholly owned subsidiary of POSCO Corporation) and Stable Investment Corporation (a wholly owned subsidiary of China Investment Corporation, a related party), respectively, resulting in the Company retaining a 51% indirect equity interest in Mong Duong. As a result of these transactions, the Company did not lose control of Mong Duong, which continues to be accounted for as a consolidated subsidiary. A net gain of $19 million resulting from these transactions was recorded as an equity transaction in additional paid-in capital.

The following table summarizes the net income attributable to The AES Corporation and transfers (to) from noncontrolling interests for the years ended December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Net income attributable to The AES Corporation	$58	$9
Transfers (to) from the noncontrolling interests:
Net increase in The AES Corporation's paid-in capital for sale of subsidiary shares	19	-
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares	-	(25)
Net transfers (to) from noncontrolling interest	19	(25)
Change from net income attributable to The AES Corporation and transfers (to) from
noncontrolling interests	$77	$(16)

Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION

16. SEGMENT AND GEOGRAPHIC INFORMATION

During the first quarter of 2012, the Company completed the restructuring of its operational management and reporting process. The management reporting structure is organized along two lines of business – Generation and Utilities, each led by a Chief Operating Officer. The segment reporting structure primarily uses the Company's management reporting structure as its foundation to reflect how the Company manages the business internally with further aggregation by geographic regions to provide better socio-political-economic understanding of our business. Upon the application of the accounting guidance for segment reporting, the Company concluded that Tietê, our 2,663 MW hydro generation business in Brazil, met the quantitative thresholds to require separate presentation. As such, an additional reportable segment which consists solely of the results of Tietê is now reported as Generation – Tietê. Tietê was formerly reported within the Latin America –Generation segment. The previously disclosed Latin America – Generation segment is now reported as Generation – Latin America – Other and, with the exception of Tietê, includes the results of all remaining businesses as previously reported. All prior period results have been retrospectively revised to reflect the new segment reporting structure. The Company has increased from six to the following seven reportable segments:

•       Generation – Latin America – Other;

•       Generation – Tietê;

•       Generation – North America;

•       Generation – Europe;

•       Generation – Asia;

•       Utilities – Latin America;

•       Utilities – North America.

Corporate and Other—The Company's Europe Utilities, Africa Utilities, Africa Generation, Wind Generation operating segments and other climate solutions and renewables projects are reported within “Corporate and Other” because they do not meet the criteria to allow for aggregation with another operating segment or the quantitative thresholds that would require separate disclosure under segment reporting accounting guidance. None of these operating segments are currently material to our presentation of reportable segments, individually or in the aggregate. AES Solar and certain other unconsolidated businesses are accounted for using the equity method of accounting; therefore, their operating results are included in “Net Equity in Earnings of Affiliates” on the face of the Consolidated Statements of Operations, not in revenue or gross margin. “Corporate and Other” also includes corporate overhead costs which are not directly associated with the operations of our seven reportable segments and other intercompany charges such as self-insurance premiums which are fully eliminated in consolidation.

The Company uses adjusted gross margin, a non-GAAP measure, to evaluate the performance of its segments. Adjusted gross margin is defined by the Company as gross margin plus depreciation and amortization less general and administrative expenses.

Total revenue includes inter-segment sales related to the transfer of electricity from generation plants to utilities within Latin America. No material inter-segment revenue relationships exist between other segments. Corporate allocations include certain self-insurance activities which are reflected within segment adjusted gross margin. All intra-segment activity has been eliminated with respect to revenue and adjusted gross margin within the segment. Inter-segment activity has been eliminated within the total consolidated results. Asset information for businesses that were discontinued or classified as held for sale as of December 31, 2011 is segregated and is shown in the line “Discontinued Businesses” in the accompanying segment tables.

The tables below present the breakdown of business segment balance sheet and income statement data as of and for the years ended December 31, 2011 through 2009:

	Total Revenue			Intersegment			External Revenue
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Revenue
Generation - Latin America - Other	$3,854	$3,282	$2,806	$(39)	$(34)	$(16)	$3,815	$3,248	$2,790
Generation - Tiete	1,128	999	845	(1,109)	(983)	(848)	19	16	(3)
Generation - North America	1,325	1,315	1,249	(4)	-	-	1,321	1,315	1,249
Generation - Europe	1,550	1,318	762	(2)	(2)	2	1,548	1,316	764
Generation - Asia	625	618	375	-	-	-	625	618	375
Utilities - Latin America	7,374	6,987	5,877	-	-	-	7,374	6,987	5,877
Utilities - North America	1,326	1,145	1,068	-	-	-	1,326	1,145	1,068
Corporate and Other	1,109	1,053	868	(9)	(13)	(14)	1,100	1,040	854
Total Revenue	$18,291	$16,717	$13,850	$(1,163)	$(1,032)	$(876)	$17,128	$15,685	$12,974

	Total Adjusted Gross Margin			Intersegment			External Adjusted Gross Margin
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Adjusted Gross Margin
Generation - Latin America - Other	$1,209	$945	$891	$20	$(27)	$(4)	$1,229	$918	$887
Generation - Tiete	876	754	637	(1,109)	(983)	(848)	(233)	(229)	(211)
Generation - North America	439	448	453	9	2	(3)	448	450	450
Generation - Europe	469	395	273	8	3	4	477	398	277
Generation - Asia	176	255	111	2	2	4	178	257	115
Utilities - Latin America	1,321	1,248	1,060	1,118	1,018	865	2,439	2,266	1,925
Utilities - North America	394	407	401	1	2	2	395	409	403
Corporate and Other	(33)	62	3	(45)	(17)	(10)	(78)	45	(7)
Reconciliation to Income from Continuing Operations before Taxes
Depreciation and amortization							(1,176)	(1,034)	(884)
Interest expense							(1,553)	(1,451)	(1,406)
Interest income							400	408	344
Other expense							(154)	(234)	(104)
Other income							149	100	458
Gain on sale of investments							8	-	132
Goodwill impairment							(17)	(21)	(122)
Asset impairment expense							(225)	(389)	(20)
Foreign currency transaction gains (losses)							(38)	(33)	35
Other non-operating expense							(82)	(7)	(12)
Income from continuing operations before taxes and equity in earnings of affiliates							$2,167	$1,853	$2,260

	Total Assets			Depreciation and Amortization			Capital Expenditures
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$9,067	$8,487	$8,010	$202	$175	$146	$553	$584	$921
Generation - Tiete	1,645	1,886	1,792	59	40	37	105	57	30
Generation - North America	3,625	3,801	4,199	118	131	135	39	54	45
Generation - Europe	3,276	3,317	3,147	136	114	53	140	233	212
Generation - Asia	1,717	1,762	1,594	33	33	32	129	10	22
Utilities - Latin America	9,468	9,609	8,810	293	231	201	666	584	356
Utilities - North America	9,384	3,139	3,035	178	161	157	232	177	116
Discontinued businesses	1,531	2,587	3,756	59	110	140	91	105	119
Corp/Other and eliminations	5,620	5,923	5,192	184	183	148	506	529	717
Total	$45,333	$40,511	$39,535	$1,262	$1,178	$1,049	$2,461	$2,333	$2,538

	Investment in and
	Advances to Affiliates			Equity in Earnings (Loss)
	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$188	$150	$129	$35	$48	$30
Generation - Tiete	-	-	-	-	-	-
Generation - North America	18	-	3	(2)	(2)	(2)
Generation - Europe	479	353	308	8	19	50
Generation - Asia	291	409	390	(1)	3	28
Utilities - Latin America	-	-	-	-	-	-
Utilities - North America	-	-	-	-	-	-
Discontinued businesses	-	-	-	-	-	-
Corp/Other and eliminations	446	408	327	(42)	115	(15)
Total	$1,422	$1,320	$1,157	$(2)	$183	$91

The table below presents information, by country, about the Company's consolidated operations for each of the years ended December 31, 2011 through 2009 and as of December 31, 2011 and 2010, respectively. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010

	(in millions)
United States(1)	$2,110	$1,952	$1,851	$7,829	$5,379
Non-U.S.:
Brazil(2)	6,640	6,355	5,292	5,896	6,263
Chile	1,608	1,355	1,239	2,781	2,560
Argentina(3)	979	771	571	279	270
El Salvador	752	648	619	268	261
Dominican Republic	674	535	429	662	625
United Kingdom(4)	587	364	228	523	507
Philippines	480	501	250	766	784
Ukraine	418	356	286	94	86
Mexico	404	409	329	774	786
Cameroon	386	422	370	901	823
Colombia	365	393	347	384	387
Puerto Rico	298	253	267	581	596
Spain(5)	258	411	-	-	-
Bulgaria(6)	251	44	-	1,619	1,825
Hungary(7)	204	252	259	6	73
Panama	189	194	168	1,040	921
Kazakhstan	145	138	123	86	63
Sri Lanka	140	100	109	22	69
Jordan	124	120	104	216	224
Qatar(8)	-	-	-	-	-
Pakistan(9)	-	-	-	-	-
Oman(10)	-	-	-	-	-
Other Non-U.S. (11)	116	112	133	395	291
Total Non-U.S.	15,018	13,733	11,123	17,293	17,414
Total	$17,128	$15,685	$12,974	$25,122	$22,793

(1)       Excludes revenue of $374 million, $662 million and $695 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $619 million and $788 million as of December 31, 2011 and 2010, respectively, related to Eastern Energy, Thames, Ironwood and Red Oak which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(2)       Excludes revenue of $124 million, $118 million and $102 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $151 million as of December 31, 2010, related to Brazil Telecom, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(3)       Excludes revenue of $102 million, $116 million and $113 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $189 million as of December 31, 2010, related to our Argentina distribution businesses, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(4)       Excludes revenue of $17 million, $21 million and $11 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $20 million as of December 31, 2010, related to carbon reduction projects, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(5)       Excludes property, plant and equipment of $620 million and $667 million as of December 31, 2011 and 2010, respectively, related to Cartagena, which was reflected as businesses held for sale in the accompanying Consolidated Balance Sheets.

(6)       Maritza and our wind project in Bulgaria were under development and therefore not operational as of December 31, 2009. Our wind project in Bulgaria started operations in 2010 and Maritza started operations in June 2011.

(7)       Excludes revenue of $14 million, $44 million and $58 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $7 million as of December 31, 2010, related to Borsod and Tiszapalkonya, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(8)       Excludes revenue of $129 million and $163 million for the years ended December 31, 2010 and 2009, respectively, related to Ras Laffan, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations.

(9)       Excludes revenue of $299 million and $470 million for the years ended December 31, 2010 and 2009, respectively, related to Lal Pir and Pak Gen, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations.

(10)        Excludes revenue of $62 million and $101 million for the years ended December 31, 2010 and 2009, respectively, related to Barka, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations.

(11)       Excludes revenue of $1 million for the year ended December 31, 2011, and property, plant and equipment of $2 million and $18 million as of December 31, 2011, and 2010, respectively, related to alternative energy and carbon reduction projects, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION

17. SHARE-BASED COMPENSATION

STOCK OPTIONS—AES grants options to purchase shares of common stock under stock option plans. Under the terms of the plans, the Company may issue options to purchase shares of the Company's common stock at a price equal to 100% of the market price at the date the option is granted. Stock options are generally granted based upon a percentage of an employee's base salary. Stock options issued under these plans in 2011, 2010 and 2009 have a three-year vesting schedule and vest in one-third increments over the three-year period. The stock options have a contractual term of ten years. At December 31, 2011, approximately 17 million shares were remaining for award under the plans. In all circumstances, stock options granted by AES do not entitle the holder the right, or obligate AES, to settle the stock option in cash or other assets of AES.

The weighted average fair value of each option grant has been estimated, as of the grant date, using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,
	2011	2010	2009
Expected volatility	31%	38%	66%
Expected annual dividend yield	0%	0%	0%
Expected option term (years)	6	6	6
Risk-free interest rate	2.65%	2.86%	2.01%

The Company exclusively relies on implied volatility as the expected volatility to determine the fair value using the Black-Scholes option-pricing model. The implied volatility may be exclusively relied upon due to the following factors:

  The Company utilizes a valuation model that is based on a constant volatility assumption to value its employee share options;
  The implied volatility is derived from options to purchase AES common stock that are actively traded;
  The market prices of both the traded options and the underlying shares are measured at a similar point in time and on a date reasonably close to the grant date of the employee share options;
  The traded options have exercise prices that are both near-the-money and close to the exercise price of the employee share options; and
  The remaining maturities of the traded options on which the estimate is based are at least one year.

Pursuant to share-based compensation accounting guidance, the Company used a simplified method to determine the expected term based on the average of the original contractual term and the pro rata vesting period. This simplified method was used for stock options granted during 2011, 2010 and 2009. This is appropriate given a lack of relevant stock option exercise data. This simplified method may be used as the Company's stock options have the following characteristics:

  The stock options are granted at-the-money;
  Exercisability is conditional only on performing service through the vesting date;
  If an employee terminates service prior to vesting, the employee forfeits the stock options;
  If an employee terminates service after vesting, the employee has a limited time to exercise the stock option; and
  The stock option is nonhedgeable and not transferable.

The Company does not discount the grant date fair values to estimate post-vesting restrictions. Post-vesting restrictions include black-out periods when the employee is not able to exercise stock options based on their potential knowledge of information prior to the release of that information to the public.

Using the above assumptions, the weighted average fair value of each stock option granted was $4.54, $5.08 and $4.08, for the years ended December 31, 2011, 2010, and 2009, respectively.

The following table summarizes the components of stock-based compensation related to employee stock options recognized in the Company's financial statements:

	December 31,
	2011	2010	2009

	(in millions)
Pre-tax compensation expense	$7	$9	$10
Tax benefit	(2)	(2)	(3)
Stock options expense, net of tax	$5	$7	$7
Total intrinsic value of options exercised	$8	$2	$3
Total fair value of options vested	7	11	13
Cash received from the exercise of stock options	4	2	6

There was no cash used to settle stock options or compensation cost capitalized as part of the cost of an asset for the years ended December 31, 2011, 2010 and 2009. As of December 31, 2011, $3 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 1.8 years. During the year ended December 31, 2011, modifications were made to stock option awards affecting 2 million stock options.

A summary of the option activity for the year ended December 31, 2011 follows (number of options in thousands, dollars in millions except per option amounts):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	20,482	$16.04
Exercised	(958)	4.21
Forfeited and expired	(11,197)	17.72
Granted	1,131	12.60
Outstanding at December 31, 2011	9,458	$13.82	4.8	$17
Vested and expected to vest at December 31, 2011	9,379	$13.84	4.7	$16
Eligible for exercise at December 31, 2011	7,385	$14.58	4.1	$14

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. The amount of the aggregate intrinsic value will change based on the fair market value of the Company's stock.

The Company initially recognizes compensation cost on the estimated number of instruments for which the requisite service is expected to be rendered. In 2011, AES has estimated a forfeiture rate of 12.81% for stock options granted in 2011. This estimate will be revised if subsequent information indicates that the actual number of instruments forfeited is likely to differ from previous estimates. Based on the estimated forfeiture rate, the Company expects to expense $4.4 million on a straight-line basis over a three year period (approximately $1.5 million per year) related to stock options granted during the year ended December 31, 2011.

 RESTRICTED STOCK

Restricted Stock Units Without Market Conditions—The Company issues restricted stock units (“RSUs”) without market conditions under its long-term compensation plan. The RSUs are generally granted based upon a percentage of the participant's base salary. The units have a three-year vesting schedule and vest in one-third increments over the three-year period. Units granted prior to 2011 are required to be held for an additional two years before they can be converted into shares, and thus become transferable. There is no such requirement for units granted in 2011. In all circumstances, restricted stock units granted by AES do not entitle the holder the right, or obligate AES, to settle the restricted stock unit in cash or other assets of AES.

For the years ended December 31, 2011, 2010, and 2009, RSUs issued without a market condition had a grant date fair value equal to the closing price of the Company's stock on the grant date. The Company does not discount the grant date fair values to reflect any post-vesting restrictions. RSUs without a market condition granted to employees during the years ended December 31, 2011, 2010, and 2009 had grant date fair values per RSU of $12.65, $12.18 and $6.71, respectively. The total grant date fair value of RSUs granted in 2011 without a market condition was $20 million.

The following table summarizes the components of the Company's stock-based compensation related to its employee RSUs issued without market conditions recognized in the Company's consolidated financial statements:

	December 31,
	2011	2010	2009

	(in millions)
RSU expense before income tax	$11	$11	$11
Tax benefit	(3)	(2)	(3)
RSU expense, net of tax	$8	$9	$8
Total value of RSUs converted(1)	$5	$5	$7
Total fair value of RSUs vested	$10	$12	$12

(1)       Amount represents fair market value on the date of conversion.

There was no cash used to settle RSUs or compensation cost capitalized as part of the cost of an asset for the years ended December 31, 2011, 2010 and 2009. As of December 31, 2011, $14 million of total unrecognized compensation cost related to RSUs without a market condition is expected to be recognized over a weighted average period of approximately 1.9 years. There were no modifications to RSU awards during the year ended December 31, 2011.

A summary of the activity of RSUs without a market condition for the year ended December 31, 2011 follows (number of RSUs in thousands):

	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2010	2,167	$10.20
Vested	(982)	10.91
Forfeited and expired	(395)	12.16
Granted	1,565	12.65
Nonvested at December 31, 2011	2,355	$11.40	1.6
Vested at December 31, 2011	2,620	$13.97
Vested and expected to vest at December 31, 2011	4,788	$12.77

The table below summarizes the RSUs without a market condition that vested and were converted during the years ended December 31, 2011, 2010 and 2009 (number of RSUs in thousands):

	December 31,
	2011	2010	2009

RSUs vested during the year	982	929	619
RSUs converted during the year(1)	442	386	772

(1)       Net of shares withheld for taxes of 150,000, 127,000 and 238,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

Restricted Stock Units With Market and Performance Conditions—Restricted stock units were issued to officers of the Company during 2011 that contain market and performance conditions. 50% percent of the RSUs contained in the award include a market condition and the remaining 50% include a performance condition. Vesting will occur if the applicable continued employment conditions are satisfied and (a) for the units subject to the market condition the Total Stockholder Return (“TSR”) on AES common stock exceeds the TSR of the Standard and Poor's 500 (“S&P 500”) over the three-year measurement period beginning on January 1, 2011 and ending on December 31, 2013 and (b) for the units subject to the performance condition if the actual Cash Value Added (“CVA”) meets the performance target over the three-year measurement period of beginning on January 1, 2011 and ending on December 31, 2013. In all circumstances, restricted stock units granted by AES do not entitle the holder the right, or obligate AES, to settle the restricted stock unit in cash or other assets of AES.

Restricted stock units with a market condition were awarded to officers of the Company in previous years and contained only the market condition measuring the TSR on AES common stock. These units were required to be held for an additional two years subsequent to vesting before they could be converted into shares and become transferable. There is no such requirement for the shares granted during 2011.

The effect of the market condition on restricted stock units issued to officers of the Company is reflected in the award's fair value on the grant date for the year ended December 31, 2011. A factor of 137% was applied to the closing price of the Company's stock on the date of grant to estimate the fair value to reflect the market condition for the portion of RSUs with market conditions granted during the year ended December 31, 2011. RSUs that included a market condition granted during the year ended December 31, 2011, 2010 and 2009 had a grant date fair value per RSU of $17.68, $11.57 and $6.68, respectively. The fair value of the RSUs with a performance condition had a grant date fair value of $12.88 equal to the closing price of the Company's stock on the grant date. The Company believes that it is probable that the performance condition will be met. This will continue to be evaluated throughout the performance period. The total grant date fair value of RSUs with market and performance conditions granted in 2011 was $12 million. If the factor was not applied to reflect the market condition for RSUs issued to officers, the total grant date fair value of RSUs with a market condition granted during the year ended December 31, 2011 would have decreased by $2 million.

The following table summarizes the components of the Company's stock-based compensation related to its RSUs granted with market and performance conditions recognized in the Company's consolidated financial statements:

	December 31,
	2011	2010	2009

	(in millions)
RSU expense before income tax	$5	$4	$4
Tax benefit	(1)	(1)	(1)
RSU expense, net of tax	$4	$3	$3
Total value of RSUs converted(1)	$-	$3	$4
Total fair value of RSUs vested(2)	$-	$-	$-

  Amount represents fair market value on the date of conversion.
  RSUs granted in 2008 with a market condition did not vest in 2011 because the TSR on AES common stock did not exceed the TSR of the S&P 500 over the three year vesting period.

There was no cash used to settle RSUs or compensation cost capitalized as part of the cost of an asset for the years ended December 31, 2011, 2010 and 2009. As of December 31, 2011, $6 million of total unrecognized compensation cost related to RSUs with market and performance conditions is expected to be recognized over a weighted average period of approximately 2.0 years. There were no modifications to RSU awards during the year ended December 31, 2011.

A summary of the activity of RSUs with market and performance conditions for the year ended December 31, 2011 follows (number of RSUs in thousands):

	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2010	1,283	$9.80
Vested	-	-
Forfeited and expired	(693)	13.94
Granted	767	15.28
Nonvested at December 31, 2011	1,357	$10.78	1.1
Vested at December 31, 2011	-	$-
Vested and expected to vest at December 31, 2011	1,268	$10.55

The table below summarizes the RSUs with market and performance conditions that vested and were converted during the years ended 2011, 2010 and 2009 (number of RSUs in thousands):

	December 31,
	2011	2010	2009

RSUs vested during the year	-	-	-
RSUs converted during the year(1)	-	245	410

(1)       Net of shares withheld for taxes of 0, 102,000 and 153,000 during the years ended December 31, 2011, 2010 and 2009, respectively.

Subsidiary Stock	12 Months Ended
Dec. 31, 2011
SUBSIDIARY STOCK

18. SUBSIDIARY STOCK

Subsidiaries of the Company held cumulative preferred stock of $78 million and $60 million at December 31, 2011 and 2010, respectively, consisting of preferred stock held by IPL and DPL.

IPL, the Company's integrated utility in Indiana, had $60 million of cumulative preferred stock outstanding at December 31, 2011 and 2010, which represented five series of preferred stock. The total annual dividend requirements were approximately $3 million at December 31, 2011 and 2010. Certain series of the preferred stock were redeemable solely at the option of the issuer at prices between $100 and $118 per share. Holders of the preferred stock are entitled to elect a majority of IPL's board of directors if IPL has not paid dividends to its preferred stockholders for four consecutive quarters. Based on the preferred stockholders' ability to elect a majority of IPL's board of directors in this circumstance, the redemption of the preferred shares is considered to be not solely within the control of the issuer and the preferred stock is considered temporary equity and presented in the mezzanine level of the Consolidated Balance Sheets in accordance with the relevant accounting guidance for noncontrolling interests and redeemable securities.

DPL, the Company's newly acquired utility in Ohio, had $18 million of cumulative preferred stock outstanding at December 31, 2011, which represented three series of preferred stock issued by DP&L, a wholly owned subsidiary of DPL. The total annual dividend requirements were approximately $1 million at December 31, 2011. The DP&L preferred stock may be redeemed at DP&L's option as determined by its board of directors at per-share redemption prices between $101 and $103 per share, plus cumulative preferred dividends. In addition, DP&L's Amended Articles of Incorporation contain provisions that permit preferred stockholders to elect members of the DP&L Board of Directors in the event that cumulative dividends on the preferred stock are in arrears in an aggregate amount equivalent to at least four full quarterly dividends. Based on the preferred stockholders' ability to elect members of DP&L's board of directors in this circumstance, the redemption of the preferred shares is considered to be not solely within the control of the issuer and the preferred stock is considered temporary equity and presented in the mezzanine level of the Consolidated Balance Sheets in accordance with the relevant accounting guidance for noncontrolling interests and redeemable securities.

In February 2009, in connection with a preemptive rights period associated with a share issuance (capital increase) at AES Gener, Inversiones Cachagua Limitada (“Cachagua”), a wholly owned subsidiary of the Company, paid $175 million to AES Gener to maintain its current ownership percentage of approximately 70.6%.

Other Income and Expense	12 Months Ended
Dec. 31, 2011
OTHER INCOME AND EXPENSE

19. OTHER INCOME AND EXPENSE

The components of other income are summarized as follows:

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Gain on extinguishment of tax and other liabilities	$14	$62	$168
Tax credit settlement	31	-	129
Performance incentive fee	-	-	80
Gain on sale of assets	47	12	14
Other	57	26	67
Total other income	$149	$100	$458

Other income generally includes gains on asset sales and extinguishments of liabilities, favorable judgments on contingencies, and other income from miscellaneous transactions.

Other income of $149 million for the year ended December 31, 2011 included an additional tax credit settlement from a favorable court decision in 2011 concerning reimbursement of excess non-income taxes paid from 1989 to 1992 at Eletropaulo and the reimbursement of income tax expense recognized related to an indemnity agreement between Los Mina and the Dominican Republic government. Other income also includes the gain on the sale of assets at Gener and Eletropaulo, sale of Huntington Beach units 3 & 4 at Southland and sale of land and minerals rights at IPL.

Other income of $100 million for the year ended December 31, 2010 included the extinguishment of a swap liability owed by two of our Brazilian subsidiaries, resulting in the recognition of a $62 million gain. The net impact to the Company after taxes and noncontrolling interest was $9 million. Other income also included a gain on sale of assets at Eletropaulo.

Other income of $458 million for the year ended December 31, 2009 included $165 million from the reduction in interest and penalties associated with federal tax debts at Eletropaulo and Sul as a result of the Programa de Recuperacao Fiscal (“REFIS”) program and a $129 million gain related to a favorable court decision enabling Eletropaulo to receive reimbursement of excess non-income taxes paid from 1989 to 1992 in the form of tax credits to be applied against future tax liabilities. The net impact to the Company after income taxes and noncontrolling interests for these items was $44 million. In addition, the Company recognized income of $80 million from a performance incentive bonus for management services provided to Ekibastuz and Maikuben in 2008. The management agreement was related to the sale of these businesses in Kazakhstan in May 2008; see further discussion of this transaction in Note 23—Acquisitions and Dispositions.

The components of other expense are summarized as follows:

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Loss on sale and disposal of assets	$68	$84	$33
Gener gas settlement	-	72	-
Loss on extinguishment of debt	62	37	-
Wind Generation transaction costs	-	22	-
Other	24	19	71
Total other expense	$154	$234	$104

Other expense generally includes losses on asset sales, losses on extinguishment of debt, legal contingencies and losses from other miscellaneous transactions.

Other expense of $154 million for the year ended December 31, 2011 included $36 million that is primarily related to the premium paid on early retirement of debt at Gener, $15 million related to the early retirement of senior notes due in 2011 at IPALCO and loss on disposal of assets at Eletropaulo and TermoAndes.

Other expense of $234 million for the year ended December 31, 2010 included $72 million for a settlement agreement of gas transportation contracts at Gener. There were also previously capitalized transaction costs of $22 million that were incurred in connection with the preparation for the sale of a noncontrolling interest in our Wind Generation business. These costs were written off upon the expiration of the letter of intent on June 30, 2010. In addition, there were losses on disposal of assets at Eletropaulo, Panama, and Gener, an $18 million loss on debt extinguishment at Andres and Itabo, and a $15 million loss at the Parent Company from the retirement of senior notes.

Other expense of $104 million for the year ended December 31, 2009 included a $13 million loss recognized when three of our businesses in the Dominican Republic received $110 million par value bonds issued by the Dominican Republic government to settle existing accounts receivable for the same amount from the government-owned distribution companies. The loss represented an adjustment to reflect the fair value of the bonds on the date received. Other expenses also included losses on the disposal of assets at Eletropaulo and Andres and contingencies at Alicura in Argentina and our businesses in Kazakhstan.

Impairment Expense	12 Months Ended
Dec. 31, 2011
IMPAIRMENT EXPENSE

20. IMPAIRMENT EXPENSE

Asset Impairment

Asset impairment expense for the year ended December 31, 2011 consisted of:

2011
(in millions)
Wind turbines & deposits	$116
Tisza II	52
Kelanitissa	42
Other	15
Total	$225

Wind Turbines & Deposits—During the third quarter of 2011, the Company evaluated the future use of certain wind turbines held in storage pending their installation. Due to reduced wind turbine market pricing and advances in turbine technology, the Company determined it was more likely than not that the turbines would be sold significantly before the end of their previously estimated useful lives. In addition, the Company has concluded that more likely than not non-refundable deposits it had made in prior years to a turbine manufacturer for the purchase of wind turbines are not recoverable. The Company determined it was more likely than not that it would not proceed with the purchase of turbines due to the availability of more advanced and lower cost turbines in the market. These developments were more likely than not as of September 30, 2011 and as a result were considered impairment indicators and the Company determined that an impairment had occurred as of September 30, 2011 as the aggregate carrying amount of $161 million of these assets was not recoverable and was reduced to their estimated fair value of $45 million determined under the market approach. This resulted in asset impairment expense of $116 million. Wind Generation is reported in the Corporate and Other segment. In January 2012, the Company forfeited the deposits for which a full impairment charge was recognized in the third quarter of 2011, and there is no obligation for further payments under the related turbine supply agreement. Additionally, the Company sold some of the turbines held in storage during the fourth quarter of 2011 and is continuing to evaluate the future use of the turbines held in storage. The Company determined it is more likely than not that they will be sold, however they are not being actively marketed for sale at this time as the Company is reconsidering the potential use of the turbines in light of recent development activity at one of its advance stage development projects. It is reasonably possible that the turbines could incur further loss in value due to changing market conditions and advances in technology.

Tisza II ―During the fourth quarter of 2011, Tisza II, a 900 MW gas and oil-fired generation plant in Hungary entered into annual negotiations with its offtaker. As a result of these negotiations, as well as the further deterioration of the economic environment in Hungary, the Company determined that an indicator of impairment existed at December 31, 2011. Thus, the Company performed an asset impairment test and determined that based on the undiscounted cash flow analysis, the carrying amount of Tisza II asset group was not recoverable. The fair value of the asset group was then determined using a discounted cash flow analysis. The carrying value of the Tisza II asset group of $94 million exceeded the fair value of $42 million resulting in the recognition of asset impairment expense of $52 million during the three months ended December 31, 2011. Tisza II is reported in the Europe Generation reportable segment.

Kelanitissa— In 2011, the Company recognized asset impairment expense of $42 million for the long-lived assets of Kelanitissa, our diesel-fired generation plant in Sri Lanka. We have continued to evaluate the recoverability of our long-lived assets at Kelanitissa as a result of both the existing government regulation which may require the government to acquire an ownership interest and the current expectation of future losses. Our evaluation indicated that the long-lived assets were no longer recoverable and, accordingly, they were written down to their estimated fair value of $24 million based on a discounted cash flow analysis. The long-lived assets had a carrying amount of $66 million prior to the recognition of asset impairment expense. Kelanitissa is a Build-operate-transfer (BOT) generation facility and payments under its PPA are scheduled to decline over the PPA term. It is possible that further impairment charges may be required in the future as Kelanitissa gets closer to the BOT date. Kelanitissa is reported in the Asia Generation reportable segment.

Asset impairment expense for the year ended December 31, 2010 consisted of:

2010
(in millions)
Southland (Huntington Beach)	$200
Tisza II	85
Deepwater	79
Other	25
Total	$389

Southland—In September 2010, a new environmental policy on the use of ocean water to cool generation facilities was issued in California that requires generation plants to comply with the policy by December 31, 2020 and would require significant capital expenditure or plants' shutdown. The Company's Huntington Beach gas-fired generation facility in California, which is part of AES' Southland business, was impacted by the new policy. The Company performed an asset impairment test and determined the fair value of the asset group using a discounted cash flow analysis. The carrying value of the asset group of $288 million exceeded the fair value of $88 million resulting in the recognition of asset impairment expense of $200 million for the year ended December 31, 2010. Southland is reported in the North America Generation reportable segment.

Tisza II—During the third quarter of 2010, the Company entered into annual negotiations with the offtaker of Tisza II. As a result of these preliminary negotiations, as well as the further deterioration of the economic environment in Hungary, the Company determined that an indicator of impairment existed at September 30, 2010. Thus, the Company performed an asset impairment test and determined that based on the undiscounted cash flow analysis, the carrying amount of the Tisza II asset group was not recoverable. The fair value of the asset group was then determined using a discounted cash flow analysis. The carrying value of the Tisza II asset group of $160 million exceeded the fair value of $75 million resulting in the recognition of asset impairment expense of $85 million during the year ended December 31, 2010.

Deepwater—In 2010, Deepwater, our 160 MW petcoke-fired merchant power plant located in Texas, experienced deteriorating market conditions due to increasing petcoke prices and diminishing power prices. As a result, Deepwater incurred operating losses and was shut down from time to time to avoid negative operating margin. In the fourth quarter of 2010, management concluded that, on an undiscounted cash flow basis, the carrying amount of the asset group was no longer recoverable. The fair value of Deepwater was determined using a discounted cash flow analysis and $79 million of impairment expense was recognized. Deepwater is reported in the North America Generation reportable segment.

Asset impairment expense for the year ended December 31, 2009 consisted of:

2009
(in millions)
Piabanha	$11
Other	9
Total	$20

During the fourth quarter of 2009, the Company recognized a pre-tax long-lived asset impairment charge of $11 million related to the Company's Piabanha hydro project in Brazil. The Company determined that the carrying value exceeded the future discounted cash flows and abandoned the project. Piabanha is reported in the Company's Latin America Generation segment.

Other Non-Operating Expense	12 Months Ended
Dec. 31, 2011
OTHER NON-OPERATING EXPENSE

8. OTHER NON-OPERATING EXPENSE

Other non-operating expense of $82 million for the year ended December 31, 2011 primarily consisted of other-than-temporary impairments of equity method investments in China. During the third quarter of 2011 as part of the quarterly close process, the Company evaluated its investment in Yangcheng, a 2,100 MW coal-fired plant in China, for other-than-temporary-impairment. AES owns a 25% interest in Yangcheng and the remaining equity interest in the venture is held by Chinese partners. During the nine months ended September 30, 2011, coal prices continued an upward trend in China, thereby reducing the operating margin of coal generation facilities. During this time, there was no corresponding increase in tariffs to compensate for higher coal prices. Power prices in China are tightly regulated by the national and provincial governments, which often limit power generators' ability to pass through increases in fuel costs to customers. In addition, under the Yangcheng venture agreement, AES will surrender its equity interest to the venture partners in 2016 without additional compensation. During the nine months ended September 30, 2011, management continued to monitor the situation and in the third quarter determined that it was unlikely that there would be a reversal in the trends in coal prices during the remaining term of the venture. Accordingly, in September 2011, management revised downward its forecasts of earning and cash flows over the remaining term of the venture. The revised forecasts were significantly lower than management's earlier estimates such that the carrying amount of the investment in Yangcheng was considered to have incurred an other-than-temporary-impairment. In determining the fair value of our investment, management used a discounted cash flow analysis based on probability-weighted revised cash distribution forecasts under multiple scenarios. As of September 30, 2011, Yangcheng had a carrying amount of $100 million which was written down to its estimated fair value of $26 million, and the difference was recognized as other non-operating expense.

Other non-operating expense of $7 million for the year ended December 31, 2010 primarily consisted of an other-than-temporary impairment of an equity method investment. During the second quarter of 2010, AES decided to not pursue its investment in a project to generate environmental offset credits and recognized the other-than-temporary impairment.

Other non-operating expense of $12 million for the year ended December 31, 2009 primarily consisted of impairment charges on a cost method investment in a company developing a commercial facility for a “blue gas” (coal to gas) technology project.

Income Taxes	12 Months Ended
Dec. 31, 2011
INCOME TAXES

21. INCOME TAXES

INCOME TAX PROVISION

The following table summarizes the expense for income taxes on continuing operations, for the years ended December 31, 2011, 2010 and 2009:

	December 31,
	2011	2010	2009

	(in millions)
Federal:
Current	$-	$(8)	$3
Deferred	(150)	(125)	(167)
State:
Current	1	1	-
Deferred	1	(19)	(11)
Foreign:
Current	852	678	527
Deferred	(73)	48	201
Total	$631	$575	$553

EFFECTIVE AND STATUTORY RATE RECONCILIATION

The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to the Company's effective tax rate, as a percentage of income from continuing operations before taxes for the years ended December 31, 2011, 2010 and 2009:

	December 31,
	2011	2010	2009
Statutory Federal tax rate	35%	35%	35%
State taxes, net of Federal tax benefit	0%	-3%	-2%
Taxes on foreign earnings	-3%	-2%	-5%
Valuation allowance	-3%	0%	0%
Gain (loss) on sale of businesses	0%	4%	-3%
Chilean withholding tax reversals	0%	-3%	0%
Other - net	0%	0%	-1%
Effective tax rate	29%	31%	24%

The current income taxes receivable and payable are included in Other Current Assets and Accrued and Other Liabilities, respectively, on the accompanying Consolidated Balance Sheets. The noncurrent income taxes receivable and payable are included in Other Assets and Other Long-Term Liabilities, respectively, on the accompanying Consolidated Balance Sheets. The following table summarizes the income taxes receivable and payable as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Income taxes receivable - current	$565	$504
Income taxes receivable - noncurrent	21	21
Total income taxes receivable	$586	$525

Income taxes payable - current	$773	$678
Income taxes payable - noncurrent	3	5
Total income taxes payable	$776	$683

DEFERRED INCOME TAXES—Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (b) operating loss and tax credit carryforwards. These items are stated at the enacted tax rates that are expected to be in effect when taxes are actually paid or recovered.

As of December 31, 2011, the Company had federal net operating loss carryforwards for tax purposes of approximately $2.1 billion expiring in years 2023 to 2031. Approximately $73 million of the net operating loss carryforward related to stock option deductions will be recognized in additional paid-in capital when realized. The Company also had federal general business tax credit carryforwards of approximately $18 million expiring primarily from 2020 to 2031, and federal alternative minimum tax credits of approximately $5 million that carryforward without expiration. The Company had state net operating loss carryforwards as of December 31, 2011 of approximately $5.0 billion expiring in years 2013 to 2031. As of December 31, 2011, the Company had foreign net operating loss carryforwards of approximately $3.1 billion that expire at various times beginning in 2012 and some of which carryforward without expiration, and tax credits available in foreign jurisdictions of approximately $23 million, $1 million of which expire in 2012 to 2014, $4 million of which expire in 2015 to 2022 and $18 million of which carryforward without expiration.

Valuation allowances decreased $374 million during 2011 to $0.9 billion at December 31, 2011. This net decrease was primarily the result of the release of a valuation allowance against certain foreign operating loss carryforwards which were written off in 2011 and a release of a valuation allowance at one of our Brazilian subsidiaries.

Valuation allowances decreased $322 million during 2010 to $1.3 billion at December 31, 2010. This net decrease was primarily the result of the release of valuation allowances against deferred tax assets at foreign subsidiaries.

The Company believes that it is more likely than not that the net deferred tax assets as shown below will be realized when future taxable income is generated through the reversal of existing taxable temporary differences and income that is expected to be generated by businesses that have long-term contracts or a history of generating taxable income. The Company continues to monitor the utilization of its deferred tax asset for its U.S. consolidated net operating loss carryforward. Although management believes it is more likely than not that this deferred tax asset will be realized through generation of sufficient taxable income prior to expiration of the loss carryforwards, such realization is not assured.

The following table summarizes the deferred tax assets and liabilities, as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Differences between book and tax basis of property	$1,895	$1,260
Cumulative translation adjustment	38	94
Other taxable temporary differences	341	390
Total deferred tax liability	2,274	1,744

Operating loss carryforwards	(1,482)	(1,615)
Capital loss carryforwards	(112)	(84)
Bad debt and other book provisions	(465)	(522)
Retirement costs	(359)	(313)
Tax credit carryforwards	(46)	(52)
Other deductible temporary differences	(517)	(390)
Total gross deferred tax asset	(2,981)	(2,976)
Less: valuation allowance	906	1,280
Total net deferred tax asset	(2,075)	(1,696)
Net deferred tax (asset)/liability	$199	$48

The Company considers undistributed earnings of certain foreign subsidiaries to be indefinitely reinvested outside of the United States and, accordingly, no U.S. deferred taxes have been recorded with respect to such earnings in accordance with the relevant accounting guidance for income taxes. Should the earnings be remitted as dividends, the Company may be subject to additional U.S. taxes, net of allowable foreign tax credits. It is not practicable to estimate the amount of any additional taxes which may be payable on the undistributed earnings.

Income from operations in certain countries is subject to reduced tax rates as a result of satisfying specific commitments regarding employment and capital investment. The Company's income tax benefits related to the tax status of these operations are estimated to be $52 million, $60 million and $35 million for the years ended December 31, 2011, 2010 and 2009, respectively. The per share effect of these benefits after noncontrolling interests was $0.06, $0.07 and $0.04 for the year ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the income (loss) from continuing operations, before income taxes, net equity in earnings of affiliates and noncontrolling interests, for the years ended December 31, 2011, 2010 and 2009:

	December 31,
	2011	2010	2009

	(in millions)
U.S.	$(526)	$(539)	$(1,036)
Non-U.S.	2,693	2,392	3,296
Total	$2,167	$1,853	$2,260

UNCERTAIN TAX POSITIONS

Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid in one year. The Company's policy for interest and penalties related to income tax exposures is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.

As of December 31, 2011 and 2010, the total amount of gross accrued income tax related interest included in the Consolidated Balance Sheets was $15 million and $12 million, respectively. The total amount of gross accrued income tax related penalties included in the Consolidated Balance Sheets as of December 31, 2011 and 2010 was $4 million and $4 million, respectively.

The total expense (benefit) for interest related to unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009 amounted to $3 million, $(10) million and $4 million, respectively. For the years ended December 31, 2011, 2010 and 2009, the total expense (benefit) for penalties related to unrecognized tax benefits amounted to $0 million, $(1) million and $0 million, respectively.

We are potentially subject to income tax audits in numerous jurisdictions in the U.S. and internationally until the applicable statute of limitations expires. Tax audits by their nature are often complex and can require several years to complete. The following is a summary of tax years potentially subject to examination in the significant tax and business jurisdictions in which we operate:

Jurisdiction	Tax Years Subject to Examination

Argentina	2005-2011
Brazil	2006-2011
Cameroon	2007-2011
Chile	1998-2011
Colombia	2008-2011
El Salvador	2008-2011
United Kingdom	2008-2011
United States (Federal)	1994-2011

As of December 31, 2011, 2010 and 2009, the total amount of unrecognized tax benefits was $471 million, $437 million and $510 million, respectively. The total amount of unrecognized tax benefits that would benefit the effective tax rate as of December 31, 2011, 2010 and 2009 is $424 million, $412 million and $484 million, respectively, of which $47 million, $51 million and $55 million, respectively, would be in the form of tax attributes that would warrant a full valuation allowance.

The total amount of unrecognized tax benefits anticipated to result in a net decrease to unrecognized tax benefits within 12 months of December 31, 2011 is estimated to be between $25 million and $34 million.

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

	(in millions)
Balance at January 1	$437	$510	$554
Additions for current year tax positions	7	14	72
Additions for tax positions of prior years	49	51	7
Reductions for tax positions of prior years	(18)	(46)	(9)
Effects of foreign currency translation	(1)	(2)	6
Settlements	-	(67)	(104)
Lapse of statute of limitations	(3)	(23)	(16)
Balance at December 31	$471	$437	$510

The amount of settlements of uncertain tax positions in 2009 was primarily the result of a non-cash audit settlement for $105 million at a Brazilian subsidiary which resulted in no tax expense or benefit.

The Company and certain of its subsidiaries are currently under examination by the relevant taxing authorities for various tax years. The Company regularly assesses the potential outcome of these examinations in each of the taxing jurisdictions when determining the adequacy of the amount of unrecognized tax benefit recorded. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, we believe we have appropriately accrued for our uncertain tax benefits. However, audit outcomes and the timing of audit settlements and future events that would impact our previously recorded unrecognized tax benefits and the range of anticipated increases or decreases in unrecognized tax benefits are subject to significant uncertainty. It is possible that the ultimate outcome of current or future examinations may exceed our provision for current unrecognized tax benefits in amounts that could be material, but cannot be estimated as of December 31, 2011. Our effective tax rate and net income in any given future period could therefore be materially impacted.

Discontinued Operations and Held For Sale Businesses	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND HELD FOR SALE BUSINESSES

22. DISCONTINUED OPERATIONS AND HELD FOR SALE BUSINESSES

On May 3, 2012, the Company filed its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012 which reflected Red Oak and Ironwood as discontinued operations. As a result of the reclassification of these entities to discontinued operations in the consolidated financial statements for each of the three years in the period ended December 31, 2011, the Company has updated Notes 2, 3, 4, 11, 12, 13, 16, 19, 21, 22, 24, 27 and 28 to conform these notes to the revised financial statement presentation.

Discontinued operations include the results of the following businesses:

  Red Oak and Ironwood (held for sale in February 2012);
  Argentina distribution businesses (sold in November 2011);
  Eletropaulo Telecomunicacões Ltda. and AES Communications Rio de Janeiro S.A. (collectively, “Brazil Telecom”), our Brazil telecommunication businesses (sold in October 2011);
  Carbon reduction projects (held for sale in December 2011);
  Wind projects (abandoned in December 2011);
  Eastern Energy in New York (held for sale in March 2011);
  Borsod in Hungary (held for sale in March 2011);
  Thames in Connecticut (disposed of in December 2011);
  Barka in Oman (sold in August 2010);
  Lal Pir and Pak Gen in Pakistan (sold in June 2010); and
  Ras Laffan in Qatar (sold in October 2010).

Information for businesses included in discontinued operations and the income (loss) on disposal and impairment on discontinued operations for the years ended December 31, 2011, 2010 and 2009 is provided in the tables below:

	Year ended December 31,
	2011	2010	2009

	(in millions)
Revenue	$631	$1,453	$1,715
Income (loss) from operations of discontinued businesses, before taxes	$(113)	$(732)	$155
Income tax (expense) benefit	23	266	(48)
Income (loss) from operations of discontinued businesses, after taxes	$(90)	$(466)	$107
Gain (loss) on disposal of discontinued businesses, after taxes	$86	$64	$(150)

Gain (Loss) on Disposal of Discontinued Businesses

	Year ended December 31,
Subsidiary	2011	2010	2009

	(in millions)
Argentina distribution businesses	$(338)	$-	$-
Brazil Telecom	446	-	-
Wind projects	(22)	-	-
Barka	-	80	-
Lal Pir	-	(6)	(74)
Pak Gen	-	(16)	(76)
Ras Laffan	-	6	-
Gain (loss) on disposal, after taxes	$86	$64	$(150)

Red Oak―In February 2012, a subsidiary of the Company signed a sale agreement with a newly-formed portfolio company of Energy Capital Partners II, LP for the sale of 100% of its membership interest in AES Red Oak, LLC and AES Sayreville, two wholly-owned subsidiaries, that hold the Company's interest in Red Oak for $147 million, subject to customary purchase price adjustments. The transaction closed on April 12, 2012 and the Company expects to recognize a pretax gain in the second quarter of 2012. Red Oak was previously reported in the North America Generation segment.

Ironwood―In February 2012, a subsidiary of the Company signed a sale agreement with an indirect wholly-owned subsidiary of PPL Corporation for the sale of 100% of its equity interest in AES Ironwood, Inc., a wholly-owned subsidiary, that holds the Company's interest in Ironwood for $87 million, subject to customary purchase price adjustments. The transaction closed on April 13, 2012 and the Company expects to recognize a pretax gain in the second quarter of 2012. Ironwood was previously reported in the North America Generation segment.

Argentina distribution businesses—On November 17, 2011, the Company completed the sale of its 90% equity interest in Edelap and Edes, two distribution companies in Argentina serving approximately 329,000 and 172,000 customers, respectively, and its 51% equity interest in Central Dique, a 68 MW gas and diesel generation plant (collectively, “Argentina distribution businesses”) in Argentina. Net proceeds from the sale were approximately $4 million. The Company recognized a loss on disposal of $338 million, net of tax, including $208 million due to the recognition of cumulative translation losses. These businesses were previously reported in the Latin America Utilities segment.

Brazil Telecom—In October 2011, a subsidiary of the Company completed the sale of its ownership interest in two telecommunication companies in Brazil. The Company held approximately 46% ownership interest in these companies through the subsidiary. The subsidiary received net proceeds of approximately $893 million. The gain on sale was approximately $446 million, net of tax. These businesses were previously reported in the Latin America Utilities segment.

Carbon reduction projects ― In December 2011, the Company's board of directors approved plans to sell its 100% equity interests in its carbon reduction businesses in Asia and Latin America. The aggregate carrying amount of $49 million of these projects was written down as their estimated fair value was considered zero, resulting in a pre-tax impairment expense of $40 million, which is included in income from operations of discontinued businesses. The impairment expense recognized was limited to the carrying amounts of the individual assets within the asset group, where the fair value was greater than the carrying amount. When the disposal group met the held for sale criteria, the disposal group was measured at the lower of carrying amount or fair value less cost to sell. Carbon reduction projects were previously reported in “Corporate and Other”.

Wind projects—In the fourth quarter of 2011, the Company determined that it would no longer pursue certain development projects in Poland and the United Kingdom due to revisions in its growth strategy. As a result, the Company abandoned these projects and recognized the related project development rights, which were previously included in intangible assets, as a loss on disposal of discontinued operations of $22 million, net of tax. These wind projects were previously reported in “Corporate and Other”.

Eastern Energy—In March 2011, AES Eastern Energy (“AEE”) met the held for sale criteria and was reclassified from continuing operations to held for sale. AEE operates four coal-fired power plants: Cayuga, Greenidge, Somerset and Westover, representing generation capacity of 1,169 MW in the western New York power market. In 2010, AEE had recognized a pre-tax impairment expense of $827 million due to adverse market conditions. AEE along with certain of its affiliates is currently under bankruptcy protection and is recorded as a cost method investment. See Note 1 ―General and Summary of Significant Accounting Policies for further information. AEE was previously reported in the North America Generation segment.

Borsod—In March 2011, Borsod, which holds two coal/biomass-fired generation plants in Hungary with generating capacity of 161 MW, met the held for sale criteria and was reclassified from continuing operations to held for sale. Borsod is currently under liquidation and is recorded as a cost method investment. See Note 1 ―General and Summary of Significant Accounting Policies for further information. Borsod was previously reported in the Europe Generation segment.

Thames—In December 2011, Thames, a 208 MW coal-fired plant in Connecticut, met the discontinued operations criteria and its operating results were retrospectively reflected as discontinued operations. Thames is currently under liquidation and is recorded as a cost method investment with the historical operating results reflected in discontinued operations. See Note 1 ―General and Summary of Significant Accounting Policies for further information. Thames was previously reported in the North America Generation segment.

Barka—On August 19, 2010, the Company completed the sale of its 35% ownership interest in Barka, a 456 MW combined cycle gas facility and water desalination plant in Oman, and its 100% interest in two Barka related service companies. Total consideration received in the transaction was approximately $170 million, of which $124 million was AES' portion. The Company recognized a gain on disposal of $80 million, net of tax, during the year ended December 31, 2010. Barka was previously reported in the Asia Generation segment.

Lal Pir and Pak Gen—On June 11, 2010, the Company completed the sale of its 55% ownership in Lal Pir and Pak Gen, two oil-fired facilities in Pakistan with respective generation capacities of 362 MW and 365 MW. Total consideration received in the transaction was approximately $117 million, of which $65 million was AES' portion. The Company recognized a loss on disposal of $150 million, net of tax, during the year ended December 31, 2009 and impairment losses totaling $22 million, net of tax, during the year ended December 31, 2010 to reflect the change in the carrying value of net assets of Lal Pir and Pak Gen subsequent to meeting the held for sale criteria as of December 31, 2009. These businesses were previously reported in the Asia Generation segment.

Ras Laffan—On October 20, 2010, the Company completed the sale of its 55% equity interest in Ras Laffan, a 756 MW combined cycle gas plant and a water desalination facility in Qatar, and the associated operations company for an aggregate proceeds of approximately $234 million. The Company recognized a gain on disposal of $6 million, net of tax, during the year ended December 31, 2010. Ras Laffan was previously reported in the Asia Generation segment.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
ACQUISITIONS AND DISPOSITIONS

23. ACQUISITIONS AND DISPOSITIONS

Acquisitions

DPL— On November 28, 2011, AES completed its acquisition of 100% of the common stock of DPL for approximately $3.5 billion, pursuant to the terms and conditions of a definitive agreement (the “Merger Agreement”) dated April 19, 2011. DPL serves over 500,000 customers, primarily West Central Ohio, through its operating subsidiaries DP&L and DPL Energy Resources (“DPLER”). Additionally, DPL operates over 3,800 MW of power generation facilities and provides competitive retail energy services to residential, commercial, industrial and governmental customers. The Acquisition strengthens the Company's U.S. utility operations by expanding in the Midwest and PJM, a regional transmission organization serving several eastern states as part of the Eastern Interconnection. The Company expects to benefit from the regional scale provided by Indianapolis Power & Light Company, its nearby integrated utility business in Indiana. AES funded the aggregate purchase consideration through a combination of the following:

  the proceeds from a $1.05 billion term loan obtained in May 2011;
  the proceeds from a private offering of $1.0 billion notes in June 2011;
  temporary borrowings of $251 million under its revolving credit facility; and
  the proceeds from private offerings of $450 million aggregate principal amount of 6.50% senior notes due 2016 and $800 million aggregate principal amount of 7.25% senior notes due 2021 (collectively, the "Notes") in October 2011 by Dolphin Subsidiary II, Inc. (“Dolphin II”), a wholly-owned special purpose indirect subsidiary of AES, which was merged into DPL upon the completion of acquisition.

The fair value of the consideration paid for DPL was as follows (in millions):

Agreed enterprise value	$4,719
Less: fair value of assumed long-term debt outstanding, net	(1,255)
Cash consideration paid to DPL's common stockholders	3,464
Add: cash paid for outstanding stock-based awards	19
Total cash consideration paid	$3,483

The preliminary allocation of the purchase price to the fair value of assets acquired and liabilities assumed is as follows (in millions):

Cash	$116
Accounts receivable	278
Inventory	124
Other current assets	41
Property, plant and equipment	2,549
Intangible assets subject to amortization	166
Intangible assets - indefinite-lived	5
Regulatory assets	201
Other noncurrent assets	58
Current liabilities	(401)
Non-recourse debt	(1,255)
Deferred taxes	(558)
Regulatory liabilities	(117)
Other noncurrent liabilities	(195)
Redeemable preferred stock	(18)
Net identifiable assets acquired	994
Goodwill	2,489
Net assets acquired	$3,483

At December 31, 2011, the assets acquired and liabilities assumed in the acquisition were recorded at provisional amounts based on the preliminary purchase price allocation. The Company is in the process of obtaining additional information to identify and measure all assets acquired and liabilities assumed in the acquisition within the measurement period, which could be up to one year from the date of acquisition. Such provisional amounts will be retrospectively adjusted to reflect any new information about facts and circumstances that existed at the acquisition date that, if known, would have affected the measurement of these amounts. Additionally, key input assumptions and their sensitivity to the valuation of assets acquired and liabilities assumed are currently being reviewed by management. It is likely that the value of the generation business related property, plant and equipment, the intangible asset related to the Electric Security Plan with its regulated customers and long-term coal contracts, the 4.9% equity ownership interest in the Ohio Valley Electric Corporation, and deferred taxes could change as the valuation process is finalized. DPLER, DPL's wholly-owned Competitive Retail Electric Service (“CRES”) provider, will also likely have changes in its initial purchase price allocation for the valuation of its intangible assets for the trade name, and customer relationships and contracts.

As noted in the table above, the preliminary purchase price allocation has resulted in the recognition of $ 2.5 billion of goodwill. Factors primarily contributing to a price in excess of the fair value of the net tangible and intangible assets include, but are not limited to: the ability to expand the U.S. utility platform in the Mid-West market, the ability to capitalize on utility management experience gained from IPL, enhanced ability to negotiate with suppliers of fuel and energy, the ability to capture value associated with AES' U.S. tax position, a well-positioned generating fleet, the ability of DPL to leverage its assembled workforce to take advantage of growth opportunities, etc. Our ability to realize the benefit of DPL's goodwill depends on the realization of expected benefits resulting from a successful integration of DPL into AES' existing operations and our ability to respond to the changes in the Ohio utility market. For example, utilities in Ohio continue to face downward pressure on operating margins due to the evolving regulatory environment, which is moving towards a market-based competitive pricing mechanism. At the same time, the declining energy prices are also reducing operating margins across the utility industry. These competitive forces could adversely impact the future operating performance of DPL and may result in impairment of its goodwill. Goodwill resulting from the acquisition has been assigned to two reporting units identified within DPL (i.e., DP&L, the regulated utility component and DPLER, the competitive retail component). However, the majority of the goodwill has been assigned to DP&L. DPL has been included in the North America Utility segment, which is primarily expected to benefit from the acquisition.

Actual DPL revenue and net income attributable to The AES Corporation included in AES' Consolidated Statement of Operations for the year ended December 31, 2011, and AES' unaudited pro forma 2011 and 2010 revenue and net income attributable to AES, including DPL, as if the acquisition had occurred January 1, 2010, are as follows:

		Net Income (Loss)
		Attributable to The
	Revenue	AES Corporation

	(in millions)
Actual from November 28, 2011 - December 31, 2011	$154	$(6)
Pro forma for 2011 (unaudited)	$18,945	$116
Pro forma for 2010 (unaudited)	$17,659	$101

The pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of the results of operations that would have been achieved had the acquisition been completed on the dates indicated, or the future consolidated results of operations of AES.

Net income attributable to The AES Corporation in the table above has been reduced by the net of tax impact of pro forma adjustments of $92 million and $198 million for the years ended December 31, 2011 and 2010, respectively. These pro forma adjustments primarily include: the amortization of fair value adjustment of DPL's generation plant and equipment and intangible assets subject to amortization; interest expense on additional borrowings made to finance the acquisition; third-party acquisition-related costs (primarily investment banking, advisory, accounting and legal fees); and a reversal of bridge financing costs incurred in connection with the acquisition.

Ballylumford―In the second quarter of 2011, the Company finalized the purchase price allocation related to the acquisition of Ballylumford. There were no significant adjustments made to the preliminary purchase price allocation recorded in the third quarter of 2010 when the acquisition was completed.

Dispositions

Cartagena― On February 9, 2012, a subsidiary of the Company completed the sale of 80% of its interest in the wholly-owned holding company of AES Energia Cartagena S.R.L. (“AES Cartagena”), a 1,199 MW gas-fired generation business in Spain. AES owned approximately 71% of AES Cartagena through this holding company structure. Net proceeds from the sale were approximately €172 million ($229 million). Under the terms of the sale agreement, Electrabel International Holdings B.V., the buyer (a subsidiary of GDF SUEZ S.A. or “GDFS”), has an option to purchase AES' remaining 20% interest in the holding company for a fixed price of €28 million ($36 million) during a five month period beginning 13 months from February 9, 2012. Concurrent with the sale, GDFS settled the outstanding arbitration between the parties regarding certain emissions costs and other taxes that AES Cartagena sought to recover from GDFS as energy manager under the existing commercial arrangements. GDFS agreed to pay €71 million ($92 million) to AES Cartagena for such costs incurred by AES Cartagena for 2008—2010 period and for 2011 through the date of sale close, of which €28 million ($38 million) was paid at closing. See Item 3—Legal Proceedings of this Form 8-K for further information. Due to the Company's expected continuing ownership interest extending beyond one year from the completion of the sale of its 80% interest, prior period operating results of AES Cartagena have not been reclassified as discontinued operations.

Ekibastuz and Maikuben― In 2009, the Company recognized $80 million performance incentive bonus as “Other income” and $98.5 million upon termination of a management agreement as “Gain on sale of investments.” These amounts related to the sale of two wholly-owned subsidiaries in Kazakhstan: Ekibastuz, a coal-fired generation plant, and Maikuben, a coal mine, which the Company had previously completed in 2008. Due to the Company's continuing involvement in the operations of these businesses extending beyond one year, their prior period operating results were not reclassified as discontinued operations. Excluding the amounts mentioned above, Ekibastuz and Maikuben generated no revenue or net income in 2011, 2010 and 2009.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

24. EARNINGS PER SHARE

Basic and diluted earnings per share are based on the weighted average number of shares of common stock and potential common stock outstanding during the period. Potential common stock, for purposes of determining diluted earnings per share, includes the effects of dilutive restricted stock units, stock options and convertible securities. The effect of such potential common stock is computed using the treasury stock method or the if-converted method, as applicable.

The following table presents a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for income from continuing operations. In the table below, income represents the numerator (in millions) and shares represent the denominator (in millions):

	December 31, 2011			December 31, 2010			December 31, 2009
	Income	Shares	$ per Share	Income	Shares	$ per Share	Income	Shares	$ per Share
BASIC EARNINGS PER SHARE
Income from continuing operations
attributable to The AES Corporation
common stockholders	$451	778	$0.58	$476	769	$0.62	$718	667	$1.08
EFFECT OF DILUTIVE SECURITIES
Stock options	-	2	-	-	2	-	-	1	-
Restricted stock units	-	3	-	-	3	-	-	2	(0.01)
DILUTED EARNINGS PER SHARE	$451	783	$0.58	$476	774	$0.62	$718	670	$1.07

The calculation of diluted earnings per share excluded 6,479,841, 16,618,137 and 18,035,813 options outstanding at December 31, 2011, 2010 and 2009, respectively, that could potentially dilute basic earnings per share in the future. Those options were not included in the computation of diluted earnings per share because the exercise price of those options exceeded the average market price during the related period. In 2011, 2010 and 2009, all convertible debentures were omitted from the earnings per share calculation because they were antidilutive. In arriving at income attributable to AES Corporation common stockholders in computing basic earnings per share, dividends on preferred stock of our subsidiary were deducted.

In addition, on March 15, 2010, the Company issued 125,468,788 shares of common stock to an investor as described in Note 15—Equity.

Risks And Uncertainties	12 Months Ended
Dec. 31, 2011
RISKS AND UNCERTAINTIES

25. RISKS AND UNCERTAINTIES

AES is a global power producer in 28 countries on five continents. See additional discussion of the Company's principal markets in Note 16—Segment and Geographic Information. Our principal lines of business are Generation and Utilities. The Generation line of business uses a wide range of technologies, including coal, gas, hydroelectric, and biomass as fuel to generate electricity. Our Utilities business is comprised of businesses that transmit, distribute, and in certain circumstances, generate power. In addition, the Company has operations in the renewables area. These efforts include projects primarily in wind and solar.

OPERATING AND ECONOMIC RISKS—The Company operates in several developing economies where economic downturns could have a significant impact on the overall macroeconomic conditions including the valuation of businesses. Deteriorating market conditions often expose the Company to the risk of decreased earnings and cash flows due to, among other factors, adverse fluctuations in the commodities and foreign currency spot markets. Additionally, credit markets around the globe continue to tighten their standards, which could impact our ability to finance growth projects through access to capital markets. Currently, the Company has a below-investment grade rating from Standard & Poor's of BB-. This may limit the ability of the Company to finance new and existing development projects to cash currently available on hand and through reinvestment of earnings. As of December 31, 2011, the Company had $1.7 billion of unrestricted cash and cash equivalents.

During 2011, approximately 88% of our revenue, and 41% of our revenue from discontinued businesses, was generated outside the United States and a significant portion of our international operations is conducted in developing countries. We continue to invest in projects in developing countries because the growth rates and the opportunity to implement operating improvements and achieve higher operating margins may be greater than those typically achievable in more developed countries. International operations, particularly the operation, financing and development of projects in developing countries, entail significant risks and uncertainties, including, without limitation:

•       economic, social and political instability in any particular country or region;

•       inability to economically hedge energy prices;

•       volatility in commodity prices;

•       adverse changes in currency exchange rates;

•       government restrictions on converting currencies or repatriating funds;

•       unexpected changes in foreign laws and regulations or in trade, monetary or fiscal policies;

•       high inflation and monetary fluctuations;

•       restrictions on imports of coal, oil, gas or other raw materials required by our generation businesses to operate;

•       threatened or consummated expropriation or nationalization of our assets by foreign governments;

•       unwillingness of governments, government agencies, similar organizations or other counterparties to honor their commitments;

•       unwillingness of governments, government agencies, courts or similar bodies to enforce contracts that are economically advantageous to subsidiaries of the Company and economically unfavorable to counterparties, against such counterparties, whether such counterparties are governments or private parties;

•       inability to obtain access to fair and equitable political, regulatory, administrative and legal systems;

•       adverse changes in government tax policy;

•       difficulties in enforcing our contractual rights or enforcing judgments or obtaining a just result in local jurisdictions; and

•       potentially adverse tax consequences of operating in multiple jurisdictions.

Any of these factors, individually or in combination with others, could materially and adversely affect our business, results of operations and financial condition. In addition, our Latin American operations experience volatility in revenue and earnings which have caused and are expected to cause significant volatility in our results of operations and cash flows. The volatility is caused by regulatory and economic difficulties, political instability, indexation of certain PPAs to fuel prices, and currency fluctuations being experienced in many of these countries. This volatility reduces the predictability and enhances the uncertainty associated with cash flows from these businesses.

Our inability to predict, influence or respond appropriately to changes in law or regulatory schemes, including any inability to obtain reasonable increases in tariffs or tariff adjustments for increased expenses, could adversely impact our results of operations or our ability to meet publicly announced projections or analysts' expectations. Furthermore, changes in laws or regulations or changes in the application or interpretation of regulatory provisions in jurisdictions where we operate, particularly our Utilities businesses where electricity tariffs are subject to regulatory review or approval, could adversely affect our business, including, but not limited to:

•       changes in the determination, definition or classification of costs to be included as reimbursable or pass-through costs;

•       changes in the definition or determination of controllable or noncontrollable costs;

•       adverse changes in tax law;

•       changes in the definition of events which may or may not qualify as changes in economic equilibrium;

•       changes in the timing of tariff increases;

•       other changes in the regulatory determinations under the relevant concessions; or

•       changes in environmental regulations, including regulations relating to GHG emissions in any of our businesses.

Any of the above events may result in lower margins for the affected businesses, which can adversely affect our results of operations.

FOREIGN CURRENCY RISKS—AES operates businesses in many foreign countries and such operations may be impacted by significant fluctuations in foreign currency exchange rates. The Company's financial position and results of operations have been significantly affected by fluctuations in the value of the Brazilian real, the Argentine peso, the Dominican Republic peso, the Euro, the Chilean peso, the Colombian peso and the Philippine peso relative to the U.S. Dollar.

CONCENTRATIONS—The Company does not have any significant concentration of customers and the sources of fuel supply. Although the Company operates in primarily two lines of business, its operations are very diversified geographically. Several of the Company's generation businesses rely on PPAs with one or a limited number of customers for the majority of, and in some case all of, the relevant business' output over the term of the PPAs. However, no single customer accounted for 10% or more of total revenue in 2011, 2010 or 2009.

The cash flows and results of operations of our businesses are dependent on the credit quality of their customers and the continued ability of their customers and suppliers to meet their obligations under PPAs and fuel supply agreements. If a substantial portion of the Company's long-term PPAs and/or fuel supply were modified or terminated, the Company would be adversely affected to the extent that it was unable to replace such contracts at equally favorable terms.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

Our generation businesses in Panama are partially owned by the Government of Panama (the “Panamanian Government”). The Panamanian Government, in turn, partially owns the distribution companies within Panama. For the years ended December 31, 2011, 2010 and 2009, our Panamanian businesses recognized electricity sales to the Panamanian Government totaling $144 million, $146 million and $143 million, respectively. For the same period, our Panamanian businesses purchased electricity, which excludes transmission charges from the Panamanian Government, totaling $65 million, $21 million and $25 million, respectively. As of December 31, 2011 and 2010, our Panamanian businesses owed the Panamanian Government $1 million and $4 million, respectively, payable on normal trade terms. For the same period, the Panamanian Government owed our Panamanian businesses $19 million and $12 million, respectively, payable on normal trade terms.

Our generation businesses in the Dominican Republic are partially owned by the Government of the Dominican Republic (the “Dominican Government”). The Dominican Government, in turn, owns the distribution companies within the Dominican Republic. For the years ended December 31, 2011, 2010 and 2009, our Dominican Republic businesses recognized electricity sales to the Dominican Government totaling $227 million, $179 million and $204 million, respectively. For the same period, the Dominican Government owed our Dominican Republic businesses $100 million and $88 million, respectively, payable on normal trade terms.

During the year, the Company sold 19% of its interest in Mong Duong to Stable Investment Corporation, a subsidiary of China Investment Corporation. See Note 15―Equity for further information.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL INFORMATION

27. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly Financial Data

The following tables summarize the unaudited quarterly statements of operations for the Company for 2011 and 2010. Amounts have been restated to reflect discontinued operations in all periods presented and reflect all adjustments necessary in the opinion of management for a fair statement of the results for interim periods

	Quarter Ended 2011
	Mar 31	June 30	Sept 30	Dec 31(1)

	(in millions, except per share data)
Revenue	$4,156	$4,435	$4,307	$4,230
Gross margin	993	992	1,010	1,075
Income from continuing operations, net of tax (2)	490	436	203	405
Discontinued operations, net of tax	(7)	(9)	(28)	40
Net income	$483	$427	$175	$445
Net income (loss) attributable to The AES Corporation	$224	$174	$(131)	$(209)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Basic income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Diluted income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

	Quarter Ended 2010
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,805	$3,803	$3,885	$4,192
Gross margin	943	976	944	1,008
Income from continuing operations, net of tax (3)	379	423	281	378
Discontinued operations, net of tax	23	6	116	(547)
Net income	$402	$429	$397	$(169)
Net income (loss) attributable to The AES Corporation	$187	$144	$114	$(436)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Basic income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Diluted income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

  DPL was acquired on November 28, 2011 and its results of operations have been included in AES' consolidated results of operations from the date of acquisition. See Note 23―Acquisitions and Dispositions for further information.
  Includes pretax impairment expense of $33 million, $147 million and $62 million, for the second, third and fourth quarters of 2011, respectively. See Note 20—Impairment Expense and Note 9—Goodwill and Other Intangible Assets for additional discussion on these impairment expenses.
  Includes pretax impairment expense of $315 million and $95 million, for the third and fourth quarters of 2010, respectively. See Note 20—Impairment Expense and Note 9—Goodwill and Other Intangible Assets for additional discussion on these impairment expenses.

Subsequent Events	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

Cartagena ―The partial sale of Company's interest in Cartagena was completed on February 9, 2012. See Note 23―Acquisitions and Dispositions for further information.

Red Oak and Ironwood― In February 2012, the Company entered into agreements to sell its interest in Red Oak and Ironwood. See Note 22―Discontinued Operations and Held for Sale Businesses for further information.

Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
SCHEDULE I
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
UNCONSOLIDATED BALANCE SHEETS

	December 31,
	2011	2010

	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$189	$594
Restricted cash	50	10
Accounts and notes receivable from subsidiaries	871	839
Deferred income taxes	24	23
Prepaid expenses and other current assets	43	31
Total current assets	1,177	1,497
Investment in and advances to subsidiaries and affiliates	12,088	10,741
Office Equipment:
Cost	81	93
Accumulated depreciation	(67)	(59)
Office equipment, net	14	34
Other Assets:
Deferred financing costs (net of accumulated amortization of $74 and $39, respectively)	92	64
Deferred income taxes	525	352
Debt service reserves and other deposits	222	1
Total other assets	839	417
Total	$14,118	$12,689
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$21	$14
Accounts and notes payable to subsidiaries	317	253
Accrued and other liabilities	199	175
Term loan	-	200
Senior notes payable - current portion	305	263
Total current liabilities	842	905
Long-term Liabilities:
Senior notes payable	5,663	3,632
Junior subordinated notes and debentures payable	517	517
Accounts and notes payable to subsidiaries	1,007	1,055
Other long-term liabilities	143	107
Total long-term liabilities	7,330	5,311
Stockholders' equity:
Common stock	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive loss	(2,758)	(2,383)
Treasury stock	(489)	(216)
Total stockholders' equity	5,946	6,473
Total	$14,118	$12,689

THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED OPERATIONS

	For the Years Ended December 31
	2011	2010	2009

	(in millions)
Revenues from subsidiaries and affiliates	$59	$34	$39
Equity in earnings of subsidiaries and affiliates	357	590	983
Interest income	199	279	131
General and administrative expenses	(241)	(261)	(218)
Interest expense	(490)	(461)	(485)
Income before income taxes	(116)	181	450
Income tax benefit (expense)	174	(172)	208
Net income	$58	$9	$658

THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED COMPREHENSIVE INCOME
YEARS ENDED DECEMBER 31, 2011, 2010, AND 2009

	2011	2010	2009

	(in millions)
NET INCOME	$58	$9	$658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax
(expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	(2)	-	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6

Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax
(expense) benefit of $18, $(11) and $(78), respectively	(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	154	103	(4)
Total foreign currency translation adjustments, net of tax	(143)	486	271

Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit
of $95, $37 and $21, respectively	(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit
of $(21), $(20) and $(20), respectively	121	172	(138)
Total change in fair value of derivatives, net of tax	(190)	(80)	40

Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit
of $25, $23 and $10, respectively	(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit
of $(1), $(12) and $0, respectively	2	1	-
Total change in unfunded pension obligation	(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)	(375)	379	294
COMPREHENSIVE INCOME (LOSS)	$(317)	$388	$952

THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED CASH FLOWS

	For the Years Ended December 31,
	2011	2010	2009

	(in millions)
Net cash provided by operating activities	$1,569	$488	$178
Investing Activities:
Investment in and advances to subsidiaries	(2,823)	(1,185)	(452)
(Purchase)/sale of short term investments, net	2	(3)	(5)
Return of capital	363	300	166
(Increase) decrease in restricted cash	(261)	(2)	4
Additions to property, plant and equipment	(28)	(22)	(8)
Net cash used in investing activities	(2,747)	(912)	(295)
Financing Activities:
Borrowings under the revolver, net	295	-	-
Borrowings of notes payable and other coupon bearing securities	2,050	-	503
Repayments of notes payable and other coupon bearing securities	(477)	(914)	(154)
Loans (to) from subsidiaries	(744)	(154)	205
Proceeds from issuance of common stock	3	1,569	14
Purchase of treasury stock	(279)	(99)	-
Payments for deferred financing costs	(75)	(12)	(23)
Net cash provided by financing activities	773	390	545
Effect of exchange rate changes on cash
Increase (decrease) in cash and cash equivalents	(405)	(34)	428
Cash and cash equivalents, beginning	594	628	200
Cash and cash equivalents, ending	$189	$594	$628
Supplemental Disclosures:
Cash payments for interest, net of amounts capitalized	$392	$412	$410
Cash payments for income taxes, net of refunds	$(6)	$-	$-

THE AES CORPORATION
SCHEDULE I
NOTES TO SCHEDULE I

1. Application of Significant Accounting Principles

Accounting for Subsidiaries and Affiliates—The AES Corporation (the “Company”) has accounted for the earnings of its subsidiaries on the equity method in the unconsolidated financial information.

Revenue—Construction management fees earned by the parent from its consolidated subsidiaries are eliminated.

Income Taxes—Positions taken on the Company's income tax return which satisfy a more-likely-than-not threshold will be recognized in the financial statements. The unconsolidated income tax expense or benefit computed for the Company reflects the tax assets and liabilities of the Company on a stand-alone basis and the effect of filing a consolidated U.S. income tax return with certain other affiliated companies.

Accounts and Notes Receivable from Subsidiaries— Certain prior period amounts have been reclassified to conform with current year presentation. Such amounts have been shown in current or long-term assets based on terms in agreements with subsidiaries, but payment is dependent upon meeting conditions precedent in the subsidiary loan agreements.

Selected Unconsolidated Balance Sheet Data:

	December 31,	December 31,
	2011	2010

	(in millions)
Assets
Investment in and advances to subsidiaries and affiliates	$12,088	$10,741
Deferred income taxes	$525	$352
Total other assets	$839	$417
Total assets	$14,118	$12,689

Liabilities and Stockholders' Equity
Other long-term liabilities	$143	$107
Total long-term liabilities	$7,330	$5,311
Additional paid-in capital	$8,507	$8,444
Retained earnings	$678	$620
Accumulated other comprehensive loss	$(2,758)	$(2,383)
Total stockholders' equity	$5,946	$6,473
Total liabilities and stockholders' equity	$14,118	$12,689

Selected Unconsolidated Operations Data:

	For the Year Ended December 31,
	2011	2010	2009

	(in millions)
Equity in earnings of subsidiaries and affiliates	$357	$590	$983
Income before income taxes	$(116)	$181	$450
Income tax benefit (expense)	$174	$(172)	$208
Net income attributable to The AES Corporation	$58	$9	$658

2. Notes Payable

			December 31,
	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

(1)       Subsequent to year end the loan was substantially repaid and is expected to be repaid in full prior to March 31, 2012.

FUTURE MATURITIES OF DEBT—Recourse debt as of December 31, 2011 is scheduled to reach maturity as set forth in the table below:

December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total debt		$6,485

3. Dividends from Subsidiaries and Affiliates

Cash dividends received from consolidated subsidiaries and from affiliates accounted for by the equity method were as follows:

	2011	2010	2009

	(in millions)
Subsidiaries	$1,059	$944	$948
Affiliates	$25	$10	$60

4. Guarantees and Letters of Credit

GUARANTEES—In connection with certain of its project financing, acquisition, and power purchase agreements, the Company has expressly undertaken limited obligations and commitments, most of which will only be effective or will be terminated upon the occurrence of future events. These obligations and commitments, excluding those collateralized by letter of credit and other obligations discussed below, were limited as of December 31, 2011, by the terms of the agreements, to an aggregate of approximately $340 million representing 20 agreements with individual exposures ranging from less than $1 million up to $53 million.

LETTERS OF CREDIT—At December 31, 2011, the Company had $12 million in letters of credit outstanding under the senior unsecured credit facility representing 11 agreements with individual exposures ranging from less than $1 million up to $7 million, which operate to guarantee performance relating to certain project development and construction activities and subsidiary operations. At December 31, 2011, the Company had $261 million in cash collateralized letters of credit outstanding representing 13 agreements with individual exposures ranging from less than $1 million up to $221 million, which operate to guarantee performance relating to certain project development and construction activities and subsidiary operations. During 2011, the Company paid letter of credit fees ranging from 0.250% to 3.250% per annum on the outstanding amounts.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
SCHEDULE II
THE AES CORPORATION
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(IN MILLIONS)

		Balance at	Charged			Balance at
		Beginning of	to Cost	Amounts	Translation	the End of
		the Period	and Expense	Written off	Adjustment	the Period
Allowance for accounts receivables
(current and noncurrent)
Year ended December 31, 2009	.	$239	$104	$(109)	$42	$276
Year ended December 31, 2010	.	276	53	(37)	3	295
Year ended December 31, 2011	.	295	43	(41)	(24)	273

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION—The Consolidated Financial Statements of the Company include the accounts of The AES Corporation, its subsidiaries and controlled affiliates. Furthermore, variable interest entities (“VIEs”) in which the Company has a variable interest have been consolidated where the Company is the primary beneficiary. Investments in which the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting. All intercompany transactions and balances have been eliminated in consolidation.

A VIE is an entity (a) that has a total equity investment at risk that is not sufficient to finance its activities without additional subordinated financial support or (b) where the group of equity holders does not have (i) the ability to make significant decisions about the entity's activities, (ii) the obligation to absorb the entity's expected losses or (iii) the right to receive the entity's expected residual returns or (c) where the voting rights of some equity holders are not proportional to their obligations to absorb expected losses, receive expected residual returns, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

The determination of which party has the power to direct the activities that most significantly impact the economic performance of the VIE could require significant judgment and assumptions. That determination considers the purpose and design of the business, the risks that the business was designed to create and pass along to other entities, the activities of the business that can be directed and which party can direct them, and the expected relative impact of those activities on the economic performance of the business through its life. The businesses for which significant judgment and assumptions were required were primarily certain generation businesses who have power purchase agreements (“PPAs”) to sell energy exclusively or primarily to a single counterparty for the term of those agreements. For these generation businesses, the counterparty has the power to dispatch energy and, in some instances, to make decisions regarding the sale of excess energy. As such, the counterparty has the power to direct certain activities that significantly impact the economic performance of the business primarily through the cash flows and gross margin, if any, earned by the business from the sale of energy to the counterparty and sometimes through the counterparty's absorption of fuel price risk. However, the counterparty usually does not have the power to direct any of the other activities that could significantly impact the economic performance. These other activities include: daily operation and management, maintenance, repairs and capital expenditures, plant expansion, decisions regarding the overall financing of ongoing operations and budgets and, in some instances, decisions regarding the sale of excess energy. As such, AES has the power to direct some activities of the business that significantly impact its economic performance, primarily through the cash flows and gross margin earned from capacity payments received from being available to produce energy and from the sale of energy to other entities (particularly during any period beyond the end of the power purchase agreement). For these businesses, the determination as to which set of activities most significantly impact the economic performance of the business requires significant judgment and the use of assumptions. The Company concluded that the activities directed by the counterparty were less significant than those directed by AES.

DP&L has undivided interests in seven generation facilities and numerous transmission facilities. These undivided interests in jointly-owned facilities are accounted for on a pro rata basis in our consolidated financial statements. Certain expenses, primarily fuel costs for the generating units, are allocated to the joint owners based on their energy usage. The remaining expenses, investments in fuel inventory, plant materials and operating supplies and capital additions are allocated to the joint owners in accordance with their respective ownership interests.

Deconsolidations

Thames ―AES Thames, LLC (“Thames”), a 208 MW coal−fired plant in Connecticut, filed petitions for bankruptcy protection under Chapter 11 in the U.S. Bankruptcy Court on February 1, 2011. Effective that date, the Company lost control of the business and was no longer able to exercise significant influence over its operating and financial policies. In accordance with the accounting guidance on consolidation, Thames was deconsolidated on February 1, 2011 and was subsequently accounted for as a cost method investment. At the time of deconsolidation, Thames had total assets and total liabilities of $158 million and $170 million, respectively. Subsequently, the Company paid $5 million in satisfaction of a pre-existing guarantee. On January 23, 2012, Thames' request to convert to Chapter 7 liquidation was approved indicating the resolution of bankruptcy proceedings. Prior period operating results of Thames have been classified as discontinued operations. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.

Eastern Energy―On December 30, 2011, AES Eastern Energy Limited Partnership (“AES Eastern Energy”) and 13 affiliated entities and on December 31, 2011, AES New York Equity, LLC filed petitions for bankruptcy protection under Chapter 11 in the U.S. Bankruptcy Court (collectively referred to as the “New York entities”). Effective that date, the Company lost control of the business and was no longer able to exercise significant influence over its operating and financial policies. In accordance with the accounting guidance on consolidation, the New York entities were deconsolidated at December 31, 2011 and are now accounted for as a cost method investment. At the time of deconsolidation, the New York entities had total assets and total liabilities of $166 million and $289 million, respectively. A net gain of $123 million has been deferred pending the resolution of the bankruptcy proceedings. Prior period operating results of Eastern Energy have been classified as discontinued operations. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.

Borsod―AES Borsod Kft (“Borsod”), a Hungarian subsidiary formerly operating two generation plants in Hungary, entered liquidation on November 7, 2011. Effective that date, the Company lost control of the business and was no longer able to exercise significant influence over its operating and financial policies. In accordance with the accounting guidance on consolidation, Borsod was deconsolidated and is now accounted for as a cost method investment. At the time of deconsolidation, Borsod had total assets and total liabilities of $9 million and $18 million, respectively. A net gain of $9 million has been deferred pending the resolution of liquidation proceedings. Prior period operating results of Borsod have been classified as discontinued operations. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.

USE OF ESTIMATES

USE OF ESTIMATES—The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Items subject to such estimates and assumptions include: the carrying amount and estimated useful lives of long-lived assets; impairment of goodwill, long-lived assets and equity method investments; valuation allowances for receivables and deferred tax assets; the recoverability of deferred regulatory assets; the estimation of deferred regulatory liabilities; the fair value of financial instruments; the fair value of assets and liabilities acquired in a business combination accounted for under the purchase method; the determination of noncontrolling interest using the hypothetical liquidation at book value (“HLBV”) method for certain wind generation partnerships; pension liabilities; environmental liabilities; and potential litigation claims and settlements.

On January 1, 2011, the Company changed its estimates related to depreciation on property, plant and equipment at its Brazilian concessionary utility and generation businesses. Based on information received from regulators, the depreciation rates and salvage values for its concession assets were adjusted on a prospective basis to reflect a remuneration basis, which represents the reimbursement expected by the Company at the end of the respective concession periods. For the year ended December 31, 2011, the impact to the consolidated statement of operations was an increase in depreciation expense of $68 million and a decrease in net income attributable to The AES Corporation of $18 million, or $0.02 per share.

DISCONTINUED OPERATIONS AND RECLASSIFICATIONS

DISCONTINUED OPERATIONS AND RECLASSIFICATIONS—A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale. A component of the Company comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company. Prior period amounts have been retrospectively revised to reflect the businesses determined to be discontinued operations, as further discussed in Note 22—Discontinued Operations and Held for Sale Businesses. Cash flows at discontinued and held for sale businesses are included within the relevant categories within operating, investing and financing activities.  As cash at such businesses is reported within Current assets of discontinued and held for sale businesses, the aggregate amount of cash flows is offset by the net (increase) decrease in cash of discontinued and held for sale businesses, which is presented as a separate line item in the Consolidated Statements of Cash Flows.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME—In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”) which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment does not change what items are reported in other comprehensive income or the U.S. GAAP requirement to report the reclassification of items from other comprehensive income to net income. The Company adopted ASU No. 2011-05 on January 1, 2012 and chose to report comprehensive income in two consecutive statements by adding a new consolidated statement of comprehensive income. To be consistent with this new presentation, the Company has presented consolidated statements of comprehensive income for each year in three-year period ended December 31, 2011 in these consolidated financial statements. As ASU No. 2011-05 impacts financial statement presentation only, the adoption did not have an impact on the Company's historical financial position or results of operations and is not expected to have an impact in future periods.

FAIR VALUE

FAIR VALUE—Fair value, as defined in the fair value measurement accounting guidance, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or exit price. The Company applies the fair value measurement accounting guidance to financial assets and liabilities in determining the fair value of investments in marketable debt and equity securities, included in the consolidated balance sheet line items “Short-term investments” and “Other assets (noncurrent),” derivative assets, included in “Other current assets” and “Other assets (noncurrent)” and derivative liabilities, included in “Accrued and other liabilities (current)” and “Other long-term liabilities.” The Company applies the fair value measurement guidance to nonfinancial assets and liabilities upon the acquisition of a business or in conjunction with the measurement of an impairment loss on an asset group or goodwill under the accounting guidance for the impairment of long-lived assets or goodwill.

The fair value measurement accounting guidance requires that the Company make assumptions that market participants would use in pricing an asset or liability based on the best information available. These factors include nonperformance risk (the risk that the obligation will not be fulfilled) and credit risk of the reporting entity (for liabilities) and of the counterparty (for assets). The fair value measurement guidance prohibits the inclusion of transaction costs and any adjustments for blockage factors in determining the instruments' fair value. The principal or most advantageous market should be considered from the perspective of the reporting entity.

Fair value, where available, is based on observable quoted market prices. Where observable prices or inputs are not available, several valuation models and techniques are applied. These models and techniques attempt to maximize the use of observable inputs and minimize the use of unobservable inputs. The process involves varying levels of management judgment, the degree of which is dependent on the price transparency of the instruments or market and the instruments' complexity.

To increase consistency and enhance disclosure of fair value, the fair value measurement accounting guidance creates a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. An asset or liability's level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest. The three levels are defined as follows:

Level 1—unadjusted quoted prices in active markets accessible by the reporting entity for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—pricing inputs other than quoted market prices included in Level 1 which are based on observable market data, that are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means. The fair value of most over-the-counter derivatives derived from internal valuation models using market inputs and most investments in marketable debt securities qualify as Level 2.

Level 3—pricing inputs that are unobservable, or less observable, from objective sources. Unobservable inputs are only used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available. The fair value of the Company's reporting units determined using a discounted cash flows valuation model for goodwill impairment assessment and the fair value of the Company's long-lived asset groups determined using a discounted cash flows valuation model for the long-lived asset impairment assessments qualify as Level 3.

Any transfers between the fair value hierarchy levels are recognized at the end of the reporting period.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS—The Company considers unrestricted cash on hand, deposits in banks, certificates of deposit and short-term marketable securities, with an original or remaining maturity at the date of acquisition of three months or less, to be cash and cash equivalents. The carrying amounts of such balances approximate fair value.

RESTRICTED CASH

RESTRICTED CASH—Restricted cash includes cash and cash equivalents which are restricted as to withdrawal or usage. The nature of restrictions includes restrictions imposed by financing agreements such as security deposits kept as collateral, debt service reserves, maintenance reserves and others, as well as restrictions imposed by long-term PPAs. On December 31, 2011, the Company reclassified approximately $130 million from restricted cash to cash and cash equivalents as it did not view certain restrictions in the financing arrangements of certain subsidiaries to be substantive in nature. Amounts at December 31, 2010 were immaterial and therefore were not reclassified for comparative presentation purposes.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. The costs of renewals and improvements that extend the useful life of property, plant and equipment are capitalized.

Construction progress payments, engineering costs, insurance costs, salaries, interest and other costs directly relating to construction in progress are capitalized during the construction period, provided the completion of the project is deemed probable, or expensed at the time the Company determines that development of a particular project is no longer probable. The continued capitalization of such costs is subject to ongoing risks related to successful completion, including those related to government approvals, site identification, financing, construction permitting and contract compliance. Construction in progress balances are transferred to electric generation and distribution assets when an asset group is ready for its intended use. Government subsidies and income tax credits are recorded as a reduction to property, plant and equipment and reflected in cash flows from investing activities.

Depreciation, after consideration of salvage value and asset retirement obligations, is computed primarily using the straight-line method over the estimated useful lives of the assets, which are determined on a composite or component basis. Maintenance and repairs are charged to expense as incurred. Capital spare parts, including rotable spare parts, are included in electric generation and distribution assets. If the spare part is considered a component, it is depreciated over its useful life after the part is placed in service. If the spare part is deemed part of a composite asset, the part is depreciated over the composite useful life even when being held as a spare part.

INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

Intangible Assets Subject to Amortization

Finite-lived intangible assets are amortized over their useful lives which range from 1 – 50 years. The Company accounts for purchased emission allowances as intangible assets and records an expense when utilized or sold. Granted emission allowances are valued at zero.

IMPAIRMENTS OF LONG-LIVED ASSETS

Impairment of Long-lived Assets

The Company evaluates the impairment of long-lived assets (asset group) using internal projections of undiscounted cash flows when circumstances indicate that the carrying amount of such assets may not be recoverable or the assets meet the held for sale criteria under the relevant accounting standards. Events or changes in circumstances that may necessitate a recoverability evaluation may include but are not limited to: adverse changes in the regulatory environment, unfavorable changes in power prices or fuel costs, increased competition due to additional capacity in the grid, technological advancements, declining trends in demand, an expectation that it is more likely than not that the asset will be disposed of before the end of its previously estimated useful life, etc. The carrying amount of a long-lived asset (asset group) may not be recoverable if it exceeds the sum of undiscounted cash flows expected to result from the use and eventual disposal of the asset (asset group). In such cases, fair value of the long-lived asset (asset group) is determined in accordance with the fair value measurement accounting guidance. The excess of carrying amount over fair value, if any, is recognized as an impairment expense. For regulated assets, an impairment expense could be reduced by the establishment of a regulatory asset, if recovery through approved rates was probable. For non-regulated assets, impairment is recognized as an expense against earnings.

DEFERRED FINANCING COSTS

DEFERRED FINANCING COSTS—Costs incurred in connection with the issuance of long-term debt are deferred and amortized over the related financing period using the effective interest method or the straight-line method when it does not differ materially from the effective interest method. Make-whole payments in connection with early debt retirements are classified as cash flows used in investing activities.

EQUITY METHOD INVESTMENTS

EQUITY METHOD INVESTMENTS—Investments in entities over which the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting and reported in “Investments in and advances to affiliates” on the Consolidated Balance Sheets. The Company periodically assesses the recoverability of its equity method investments. If an identified event or change in circumstances requires an impairment evaluation, management assesses the fair value based on valuation methodologies, including discounted cash flows, estimates of sale proceeds and external appraisals, as appropriate. The difference between the carrying amount of the equity method investment and its estimated fair value is recognized as impairment when the loss in value is deemed other-than-temporary and included in “Other non-operating expense” in the Consolidated Statement of Operations.

The Company discontinues the application of the equity method when an investment is reduced to zero and the Company is not otherwise committed to provide further financial support to the investee. The Company resumes the application of the equity method if the investee subsequently reports net income to the extent that the Company's share of such net income equals the share of net losses not recognized during the period in which the equity method of accounting was suspended.

GOODWILL AND INDEFINITE-LIVED INTANGIBLE ASSETS

GOODWILL AND INDEFINITE-LIVED INTANGIBLE ASSETS—The Company recognizes goodwill as an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company evaluates goodwill and indefinite-lived intangible assets for impairment on an annual basis and whenever events or changes in circumstances necessitate an evaluation for impairment. The Company's annual impairment testing date is October 1.

Goodwill:

The Company evaluates goodwill impairment at the reporting unit level, which is an operating segment, as defined in the segment reporting accounting guidance, or a component (i.e., one level below an operating segment). In determining its reporting units, the Company starts with its management reporting structure. Operating segments are identified and then analyzed to identify components (usually businesses) which make up these operating segments. Two or more components are combined into a single reporting unit if they share the economic similarity criteria prescribed by the accounting guidance. Assets and liabilities are allocated to a reporting unit if the assets will be employed by or a liability relates to the operations of the reporting unit or would be considered by a market participant in determining its fair value. Goodwill resulting from an acquisition is assigned to the reporting units that are expected to benefit from the synergies of the acquisition. Generally, each AES business constitutes a reporting unit.

In December 2010, the FASB issued ASU No. 2010-28, Intangibles—Goodwill and Other (Topic 350), “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”, which amended the accounting guidance related to goodwill. The amendment modified Step One of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step Two of the goodwill impairment test if it is more likely than not that a goodwill impairment exists, eliminating an entity's ability to assert that a reporting unit is not required to perform Step Two because the carrying amount of the reporting unit is zero or negative, despite the existence of qualitative factors that indicate the goodwill is more likely than not impaired. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company adopted ASU No. 2010-28 on January 1, 2011. The adoption did not have any impact on the Company as none of its reporting units with goodwill has a zero or negative carrying amount.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350), “Testing Goodwill for Impairment” which amended the existing guidance for goodwill impairment testing. Under the amendments in ASU No. 2011-08, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after this qualitative assessment, an entity determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. Also, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. The amendments did not change the existing accounting guidance on how Step 1 and Step 2 of the goodwill impairment test are performed. In addition, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit's fair value from a prior year as previously permitted under the existing guidance. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal periods beginning on or after December 15, 2011 and early adoption is permitted. AES elected to adopt ASU No. 2011-8 early for its 2011 annual goodwill impairment evaluations performed at October 1 each year and qualitatively assessed certain of its reporting units for goodwill impairment evaluation. The adoption did not have an impact on the Company's financial position, results of operations or cash flows

Goodwill impairment evaluation is performed in two steps. In Step 1, the carrying amount of a reporting unit is compared to its fair value and if the fair value exceeds the carrying amount, Step 2 is unnecessary. If the carrying amount exceeds the reporting unit's fair value, this could indicate potential impairment and Step 2 of the goodwill evaluation process is required to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any. In determining the implied fair value of goodwill for impairment measurement, the accounting guidance requires measuring all assets and liabilities, including unrecognized assets and liabilities, at fair value, as would be done in a business combination. When a Step 2 analysis is required to be completed, the fair value of individual assets and liabilities is determined using valuations (which in some cases may be based in part on third party valuation reports), or other observable sources of fair value, as appropriate. If the carrying amount of goodwill exceeds its implied fair value, the excess is recognized as an impairment loss.

Most of the Company's reporting units are not publicly traded. Therefore, the Company estimates the fair value of its reporting units under the fair value measurement accounting guidance which requires making assumptions that a market participant would make in a hypothetical sale transaction at the testing date. The fair value of a reporting unit is estimated using internal budgets and forecasts, adjusted for any market participants' assumptions and discounted at the rate of return required by a market participant. The Company considers both market and income-based approaches to determine a range of fair value, but typically concludes that the value derived using an income-based approach is more representative of fair value due to the lack of direct market comparables. The Company does use market data to corroborate and determine the reasonableness of the fair value derived from the income-based discounted cash flow analysis.

Indefinite-lived Intangible Assets:

The Company's indefinite-lived intangible assets primarily include land use rights, easements, concessions and trade name. These are tested for impairment on an annual basis or whenever events or changes in circumstances necessitate an evaluation for impairment. If the carrying amount of an intangible asset exceeds its fair value, the excess is recognized as impairment expense.

INCOME TAXES

INCOME TAXES—Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. The Company establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The Company's tax positions are evaluated under a more-likely-than-not recognition threshold and measurement analysis before they are recognized for financial statement reporting.

Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. The Company's policy for interest and penalties related to income tax exposures is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.

PENSION AND OTHER POSTRETIREMENT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS—In accordance with the accounting guidance on defined benefit pension and other postretirement plans, the Company recognizes in its Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current year changes in the funded status recognized in AOCL, except for those plans at certain of the Company's regulated utilities that can recover portions of their pension and postretirement obligations through future rates. All plan assets are recorded at fair value. AES follows the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

NONCONTROLLING INTERESTS

NONCONTROLLING INTERESTS—Noncontrolling interests are classified as a separate component of equity in the Consolidated Balance Sheets and Consolidated Statements of Changes in Equity. Additionally, net income and comprehensive income attributable to noncontrolling interests are reflected separately from consolidated net income and comprehensive income in the Consolidated Statements of Operations and Consolidated Statements of Changes in Equity. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and noncontrolling interests. Losses continue to be attributed to the noncontrolling interests, even when the noncontrolling interests' basis has been reduced to zero.

Although in general, the noncontrolling ownership interest in earnings is calculated based on ownership percentage, certain of the Company's wind businesses use the HLBV method in consolidation. HLBV uses a balance sheet approach, which measures the Company's equity in income or loss by calculating the change in the amount of net worth the partners are legally able to claim based on a hypothetical liquidation of the entity at the beginning of a reporting period compared to the end of that period. This method is used in Wind Generation partnerships which contain agreements designating different allocations of value among investors, where the allocations change in form or percentage over the life of the partnership.

ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES

ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES—Accounts payable consists of amounts due to trade creditors related to the Company's core business operations. The nature of these payables include amounts owed to vendors and suppliers for items such as energy purchased for resale, fuel, maintenance, inventory and other raw materials. Other accrued liabilities include items such as income taxes, regulatory liabilities, legal contingencies and employee related costs including payroll, benefits and related taxes.

ASSET RETIREMENT OBLIGATIONS

ASSET RETIREMENT OBLIGATIONS—In accordance with the accounting standards for asset retirement obligations, the Company records the fair value of the liability for a legal obligation to retire an asset in the period in which the obligation is incurred. When a new liability is recognized, the Company capitalizes the costs of the liability by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the obligation, the Company eliminates the liability and, based on the actual cost to retire, may incur a gain or loss.

GUARANTOR ACCOUNTING

GUARANTOR ACCOUNTING—In accordance with the accounting standards on guarantees, at the inception of a guarantee, the Company records the fair value of a guarantee as a liability, with the offset dependent on the circumstances under which the guarantee was issued.

TRANSFER OF FINANCIAL ASSETS

TRANSFER OF FINANCIAL ASSETS—Effective January 1, 2010, the Company prospectively adopted the new accounting guidance on transfers of financial assets, which among other things: removes the concept of a qualifying special purpose entity; introduces the concept of participating interests and specifies that in order to qualify for sale accounting a partial transfer of a financial asset or a group of financial assets should meet the definition of a participating interest; clarifies that an entity should consider all arrangements made contemporaneously with or in contemplation of a transfer; and, requires enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement with transfers of financial assets accounted for as sales. Upon adoption on January 1, 2010, the Company recognized $40 million as accounts receivable and as an associated secured borrowing on its Consolidated Balance Sheet; both have since increased to $50 million as of December 31, 2011, as additional interests in receivables have been sold. While securitizing these accounts receivable through IPL Funding, a special purpose entity, IPL, the Company's integrated utility in Indianapolis, had previously recognized the transaction as a sale, but had not recognized the accounts receivable and secured borrowing on its balance sheet. Under the facility, interests in these accounts receivable are sold, on a revolving basis, to unrelated parties (the Purchasers) up to the lesser of $50 million or an amount determinable under the facility agreement. The Purchasers assume the risk of collection on the interest sold without recourse to IPL, which retains the servicing responsibilities for the interest sold. While no direct recourse to IPL exists, IPL risks loss in the event collections are not sufficient to allow for full recovery of the retained interests. No servicing asset or liability is recorded since the servicing fee paid to IPL approximates a market rate. Under the new accounting guidance, the retained interest in these securitized accounts receivable does not meet the definition of a participating interest, thereby requiring the Company to recognize on its Consolidated Balance Sheet the portion transferred and the proceeds received as accounts receivable and a secured borrowing, respectively.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION—A business' functional currency is the currency of the primary economic environment in which the business operates and is generally the currency in which the business generates and expends cash. Subsidiaries and affiliates whose functional currency is a currency other than the U.S. Dollar translate their assets and liabilities into U.S. Dollars at the current exchange rates in effect at the end of the fiscal period. The revenue and expense accounts of such subsidiaries and affiliates are translated into U.S. Dollars at the average exchange rates that prevailed during the period. Translation adjustments are included in AOCL. Gains and losses on intercompany foreign currency transactions that are long-term in nature and which the Company does not intend to settle in the foreseeable future, are also recognized in AOCL. Gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in determining net income.

REVENUE RECOGNITION

REVENUE RECOGNITION—Revenue from Utilities is classified as regulated in the Consolidated Statements of Operations. Revenue from the sale of energy is recognized in the period during which the sale occurs. The calculation of revenue earned but not yet billed is based on the number of days not billed in the month, the estimated amount of energy delivered during those days and the estimated average price per customer class for that month. Differences between actual and estimated unbilled revenue are usually immaterial. The Company has businesses where it makes sales and purchases of power to and from Independent System Operators (“ISOs”) and Regional Transmission Organizations (“RTOs”). In those instances, the Company accounts for these transactions on a net hourly basis because the transactions are settled on a net hourly basis. Revenue from Generation businesses is classified as non-regulated and is recognized based upon output delivered and capacity provided, at rates as specified under contract terms or prevailing market rates. Certain of the Company PPAs meet the definition of an operating lease or contain similar arrangements. Typically, minimum lease payments from such PPAs are recognized as revenue on a straight line basis over the lease term whereas contingent rentals are recognized when earned. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

In October 2009, the FASB issued ASU No. 2009-13, Revenue Recognition (Topic 605), “Multiple-Deliverable Revenue Arrangements”, which amended the accounting guidance related to revenue recognition. The amended guidance provides primarily two changes to the prior guidance for multiple-element revenue arrangements. The first eliminated the requirement that there be “objective and reliable evidence” of fair value for any undelivered items in order for a delivered item to be treated as a separate unit of accounting. The second required that the consideration from multiple-element revenue arrangements be allocated to all the deliverables based on their relative selling price at the inception of the arrangement. AES adopted the standard on January 1, 2011. AES elected prospective adoption and applied the revised guidance to all revenue arrangements entered into or materially modified after the date of adoption. The adoption of ASU No. 2009-13 did not have a material impact on the financial position and results of operations of AES and is not expected to have a material impact in future periods.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION—The Company grants share-based compensation in the form of stock options and restricted stock units. The Company accounts for stock-based compensation plans under the accounting guidance on stock-based compensation, which requires entities to recognize compensation costs relating to share-based payments in their financial statements. That cost is measured on the grant date based on the fair value of the equity or liability instrument issued and is expensed on a straight-line basis over the requisite service period, net of estimated forfeitures. Currently, the Company uses a Black-Scholes option pricing model to estimate the fair value of stock options granted to its employees.

GENERAL AND ADMINISTRATIVE EXPENSES

GENERAL AND ADMINISTRATIVE EXPENSES—General and administrative expenses include corporate and other expenses related to corporate staff functions and initiatives, primarily executive management, finance, legal, human resources and information systems, which are not directly allocable to our business segments. Additionally, all costs associated with business development efforts are classified as general and administrative expenses.

REGULATORY ASSETS AND LIABILITIES

REGULATORY ASSETS AND LIABILITIES—The Company accounts for certain of its regulated operations in accordance with the accounting standards on regulated operations. As a result, AES records assets and liabilities that result from the regulated ratemaking process that are not recognized under GAAP for non-regulated entities. Regulatory assets generally represent incurred costs that have been deferred due to the probability of future recovery in customer rates. Regulatory liabilities generally represent obligations to make refunds to customers. Management continually assesses whether the regulatory assets are probable of future recovery by considering factors such as applicable regulatory changes, recent rate orders applicable to other regulated entities and the status of any pending or potential deregulation legislation. If future recovery of costs previously deferred ceases to be probable, the related regulatory assets are written off and recognized in continuing operations.

DERIVATIVES AND HEDGING ACTIVITIES

DERIVATIVES AND HEDGING ACTIVITIES—Derivatives primarily consist of interest rate swaps, cross currency swaps, foreign currency instruments, and commodity and embedded derivatives. The Company enters into various derivative transactions in order to hedge its exposure to certain market risks. AES primarily uses derivative instruments to manage its interest rate, foreign currency and commodity exposures. The Company does not enter into derivative transactions for trading purposes.

Under the accounting standards for derivatives and hedging, the Company recognizes all contracts that meet the definition of a derivative, except those designated as normal purchase or normal sale at inception, as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. Changes in the fair value of derivatives are recognized in earnings unless specific hedge criteria are met. Gains and losses related to derivative instruments that qualify as hedges are recognized in the same category as generated by the underlying asset or liability. Gains or losses on derivatives that do not qualify for hedge accounting are recognized as interest expense for interest rate and cross currency derivatives, foreign currency transaction gains or losses for foreign currency derivatives, and non-regulated revenue or non-regulated cost of sales for commodity derivatives.

The accounting standards for derivatives and hedging enable companies to designate qualifying derivatives as hedging instruments based on the exposure being hedged. These hedge designations include fair value hedges and cash flow hedges. Changes in the fair value of a derivative that is highly effective, designated and qualifies as a fair value hedge are recognized in earnings as offsets to the changes in fair value of the exposure being hedged. The Company has no fair value hedges at this time. Changes in the fair value of a derivative that is highly effective, designated and qualifies as a cash flow hedge are deferred in AOCL and are recognized into earnings as the hedged transactions affect earnings. Any ineffectiveness is recognized in earnings immediately. The ineffective portion is recognized as interest expense for interest rate and cross currency hedges, foreign currency transaction gains or losses for foreign currency hedges, and non-regulated revenue or non-regulated cost of sales for commodity hedges. For all hedge contracts, the Company maintains formal documentation of the hedge and effectiveness testing in accordance with the accounting standards for derivatives and hedging. If AES determines that the derivative is not highly effective as a hedge, hedge accounting will be discontinued prospectively.

For cash flow hedges of forecasted transactions, AES estimates the future cash flows of the forecasted transactions and evaluates the probability of the occurrence and timing of such transactions. Changes in conditions or the occurrence of unforeseen events could require discontinuance of hedge accounting or could affect the timing of the reclassification of gains or losses on cash flow hedges from AOCL into earnings.

The Company has elected not to offset net derivative positions in the financial statements. Accordingly, the Company does not offset such derivative positions against the fair value of amounts (or amounts that approximate fair value) recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) under master netting arrangements.

See Note 4—Fair Value and the Company's fair value policy for additional discussion regarding the determination of the fair value of the Company's derivative assets and liabilities.

Derivatives Basis And Use Of Derivatives Use Of Derivatives	Risk Management Objectives The Company is exposed to market risks associated with its enterprise-wide business activities, namely the purchase and sale of fuel and electricity as well as foreign currency risk and interest rate risk. In order to manage the market risks associated with these business activities, we enter into contracts that incorporate derivatives and financial instruments, including forwards, futures, options, swaps or combinations thereof, as appropriate. The Company generally applies hedge accounting to contracts as long as they are eligible under the accounting standards for derivatives and hedging. While derivative transactions are not entered into for trading purposes, some contracts are not eligible for hedge accounting.
Derivatives Basis And Use Of Derivatives Basis	Derivative assets and liabilities are recognized at their fair value.
Derivatives Offsetting Fair Value Amounts Policy	The Company has elected not to offset net derivative positions in the financial statements.
Commitments And Contingencies Policy

The Company is involved in certain claims, suits and legal proceedings in the normal course of business. The Company accrues for litigation and claims when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The Company has evaluated claims in accordance with the accounting guidance for contingencies that it deems both probable and reasonably estimable and accordingly, has recorded aggregate reserves for all claims of approximately $363 million and $443 million as of December 31, 2011 and 2010, respectively. These reserves are reported on the consolidated balance sheets within “accrued and other liabilities” and “other long-term liabilities.” A significant portion of the reserves relate to employment, non-income tax and customer disputes in international jurisdictions, principally Brazil. Certain of the Company's subsidiaries, principally in Brazil, are defendants in a number of labor and employment lawsuits. The complaints generally seek unspecified monetary damages, injunctive relief, or other relief. The subsidiaries have denied any liability and intend to vigorously defend themselves in all of these proceedings. There can be no assurance that these reserves will be adequate to cover all existing and future claims or that we will have the liquidity to pay such claims as they arise.

Segment Reporting General Information	During the first quarter of 2012, the Company completed the restructuring of its operational management and reporting process. The management reporting structure is organized along two lines of business – Generation and Utilities, each led by a Chief Operating Officer. The segment reporting structure primarily uses the Company’s management reporting structure as its foundation to reflect how the Company manages the business internally with further aggregation by geographic regions to provide better socio-political-economic understanding of our business. Upon the application of the accounting guidance for segment reporting, the Company concluded that Tietê, our 2,663 MW hydro generation business in Brazil, met the quantitative thresholds to require separate presentation. As such, an additional reportable segment which consists solely of the results of Tietê is now reported as Generation – Tietê. Tietê was formerly reported within the Latin America –Generation segment. The previously disclosed Latin America – Generation segment is now reported as Generation – Latin America – Other and, with the exception of Tietê, includes the results of all remaining businesses as previously reported. All prior period results have been retrospectively revised to reflect the new segment reporting structure. The Company has increased from six to the following seven reportable segments: • Generation – Latin America – Other; • Generation – Tietê; • Generation – North America; • Generation – Europe; • Generation – Asia; • Utilities – Latin America; • Utilities – North America. Corporate and Other—The Company’s Europe Utilities, Africa Utilities, Africa Generation, Wind Generation operating segments and other climate solutions and renewables projects are reported within “Corporate and Other” because they do not meet the criteria to allow for aggregation with another operating segment or the quantitative thresholds that would require separate disclosure under segment reporting accounting guidance. None of these operating segments are currently material to our presentation of reportable segments, individually or in the aggregate. AES Solar and certain other unconsolidated businesses are accounted for using the equity method of accounting; therefore, their operating results are included in “Net Equity in Earnings of Affiliates” on the face of the Consolidated Statements of Operations, not in revenue or gross margin. “Corporate and Other” also includes corporate overhead costs which are not directly associated with the operations of our seven reportable segments and other intercompany charges such as self-insurance premiums which are fully eliminated in consolidation.
Earnings Per Share Policy

Basic and diluted earnings per share are based on the weighted average number of shares of common stock and potential common stock outstanding during the period. Potential common stock, for purposes of determining diluted earnings per share, includes the effects of dilutive restricted stock units, stock options and convertible securities. The effect of such potential common stock is computed using the treasury stock method or the if-converted method, as applicable.

Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Tables [Abstract]
Schedule of Inventory, Noncurrent [Table Text Block]
	December 31,
	2011	2010

	(in millions)
Coal, fuel oil and other raw materials	$444	$272
Spare parts and supplies	341	277
Total	$785	$549

Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Tables [Abstract]
PP&E With Useful Life Classification
	Estimated	December 31,
	Useful Life	2011	2010

		(in millions)
Electric generation and distribution facilities	5 - 69 yrs.	$26,905	$22,365
Other buildings	3 - 50 yrs.	2,924	2,082
Furniture, fixtures and equipment	3 - 31 yrs.	476	479
Other	1 - 46 yrs.	838	761
Total electric generation and distribution assets and other		31,143	25,687
Accumulated depreciation		(8,944)	(8,447)
Net electric generation and distribution assets and other(1)		$22,199	$17,240

Interest Capitalized During Development And Construction

	2011	2010	2009

	(in millions)
Interest capitalized during development and construction	$176	$188	$183

Net Asset Value Of Regulated And Non-Regulated Assets And Accumulated Depreciation
	December 31,
	2011	2010

	(in millions)
Regulated assets	$14,468	$12,006
Regulated accumulated depreciation	(5,029)	(4,961)
Regulated generation, distribution assets, and other, net	9,439	7,045
Non-regulated assets	16,675	13,681
Non-regulated accumulated depreciation	(3,915)	(3,486)
Non-regulated generation, distribution assets, and other, net	12,760	10,195
Net electric generation and distribution assets, and other	$22,199	$17,240

Schedule of Change in Asset Retirement Obligation [Table Text Block]
	2011	2010

	(in millions)
Balance at January 1	$88	$60
Additional liabilities incurred	1	22
Assumed in business combination	24	-
Accretion expense	6	5
Change in estimated cash flows	(1)	1
Translation adjustments	(1)	-
Balance at December 31	$117	$88

Schedule of Jointly Owned Utility Plants [Table Text Block]
	DP&L Share		DP&L Investment

		Production	Gross		Construction
		Capacity	Plant	Accumulated	Work In
	Ownership	(MW)	In Service	Depreciation	Process

			($ in millions)

Production Units:
Beckjord Unit 6	50%	210	$-	$-	$-
Conesville Unit 4	17%	129	-	-	2
East Bend Station	31%	186	-	-	2
Killen Station	67%	402	331	-	4
Miami Fort Units 7 and 8	36%	368	239	1	2
Stuart Station	35%	820	181	1	14
Zimmer Station	28%	365	161	2	24
Transmission	various		34	-	-
Total		2,480	$946	$4	$48

Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosure Tables [Abstract]
Fair Value Summary Table
	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Assets
Marketable securities	$1,356	$1,356	$1,760	$1,760
Derivatives	120	120	119	119
Total assets	$1,476	$1,476	$1,879	$1,879
Liabilities
Debt	$22,020	$22,502	$18,199	$18,725
Derivatives	690	690	358	358
Total liabilities	$22,710	$23,192	$18,557	$19,083

Fair Value Hierarchy For Recurring Measurements Table
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2011

	(in millions)

Assets
Available-for-sale securities	$1	$1,339	$-	$1,340
Trading securities	12	-	-	12
Derivatives	2	52	66	120
Total assets	$15	$1,391	$66	$1,472

Liabilities
Derivatives	$-	$476	$214	$690
Total liabilities	$-	$476	$214	$690

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2010

	(in millions)

Assets
Available-for-sale securities	$8	$1,700	$42	$1,750
Trading securities	10	-	-	10
Derivatives	-	58	61	119
Total assets	$18	$1,758	$103	$1,879

Liabilities
Derivatives	$-	$346	$12	$358
Total liabilities	$-	$346	$12	$358

Derivatives Level 3 Rollforward Table
	Year Ended December 31, 2011
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total

	(in millions)

Balance at beginning of period	$(1)	$10	$22	$18	$49
Total gains (losses) (realized and unrealized):
Included in earnings(1)	-	(4)	32	(71)	(43)
Included in other comprehensive income	(13)	(37)	-	-	(50)
Included in regulatory assets	-	-	-	8	8
Settlements	-	13	(3)	(8)	2
Transfers of assets (liabilities) into Level 3(2)	(117)	-	-	-	(117)
Transfers of (assets) liabilities out of Level 3(2)	3	-	-	-	3
Balance at end of period	$(128)	$(18)	$51	$(53)	$(148)

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains (losses)
relating to assets and liabilities held at the end of the period	$-	$(2)	$29	$(71)	$(44)

	Year Ended December 31, 2010
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total

	(in millions)

Balance at beginning of period	$(12)	$(12)	$-	$24	$-
Total gains (losses) (realized and unrealized):
Included in earnings(1)	1	4	25	21	51
Included in other comprehensive income	(12)	13	-	-	1
Included in regulatory assets	(3)	-	-	1	(2)
Settlements	7	5	(1)	(28)	(17)
Transfers of assets (liabilities) into Level 3(2)	-	-	(2)	-	(2)
Transfers of (assets) liabilities out of Level 3(2)	18	-	-	-	18
Balance at end of period	$(1)	$10	$22	$18	$49

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains (losses)
relating to assets and liabilities held at the end of the period	$-	$7	$24	$9	$40

Available For Sale Securities Level 3 Rollforward Table
	Year Ended December 31,
	2011	2010

	(in millions)

Balance at beginning of period(1)	$42	$42
Settlements	(42)	-
Balance at end of period	$-	$42

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the
end of the period	$-	$-

Fair Value Assets Measured On Nonrecurring Basis Text Block
		Year Ended December 31, 2011
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Wind turbines and deposits	$161	$-	$45	$-	$116
Tisza II	94	-	-	42	52
Kelanitissa	66	-	-	24	42
Bohemia	14	-	5	-	9
Discontinued operations and
businesses held for sale:
Edelap, Edes and Central Dique	350	-	4	-	346
Carbon reduction projects	49	-	-	-	40(1)
Wind projects	22	-	-	-	22
Borsod(2)	(9)	-	-	-	-
Eastern Energy(2)	(123)	-	-	-	-
Thames(2)	(7)	-	-	-	-
Brazil Telecom businesses	142	-	893		(751)
Equity method affiliates:
Yangcheng	100	-	-	26	74
Goodwill:
Chigen	17	-	-	-	17

		Year Ended December 31, 2010
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Southland (Huntington Beach)	$288	$-	$-	$88	$200
Tisza II	160	-	-	75	85
Deepwater	83	-	-	4	79
Discontinued operations and
businesses held for sale:
Eastern Energy	827	-	-	-	827
Barka	20	-	124	-	(104)
Ras Laffan	120	-	226	-	(106)
Goodwill:
Deepwater	18	-	-	-	18
Other	3	-	-	-	3

Investments In Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Marketable Securities Tables [Abstract]
Marketable Securities By Type Table
	December 31,
	2011				2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
AVAILABLE-FOR-SALE:(1)
Debt securities:
Unsecured debentures(2)	$-	$665	$-	$665	$-	$719	$-	$719
Certificates of deposit(2)	-	576	-	576	-	873	-	873
Government debt securities	-	31	-	31	-	47	-	47
Other	-	-	-	-	-	-	42	42
Subtotal	-	1,272	-	1,272	-	1,639	42	1,681
Equity securities:
Mutual funds	-	67	-	67	1	61	-	62
Common stock	1	-	-	1	7	-	-	7
Subtotal	1	67	-	68	8	61	-	69
Total available-for-sale	1	1,339	-	1,340	8	1,700	42	1,750
TRADING:
Equity securities:
Mutual funds	12	-	-	12	10	-	-	10
Total trading	12	-	-	12	10	-	-	10
TOTAL	$13	$1,339	$-	$1,352	$18	$1,700	$42	$1,760
Held-to-maturity securities				4				-
Total marketable securities				$1,356				$1,760

Pre-Tax Gains And Losses On Available For Sale And Trading Securities

	2011	2010	2009

	(in millions)

Gains included in earnings that relate to trading securities held at
the reporting date	$1	$-	$1
Unrealized gains (losses) on available-for-sale securities included in
other comprehensive income	2	2	10
Gains reclassified out of other comprehensive income into earnings	-	-	2
Proceeds from sales of available-for-sale securities	6,119	5,852	4,440
Gross realized gains on sales	3	2	3

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedging Activities Tables [Abstract]
Interest Rate Derivatives By Type Table
	December 31, 2011
	Current		Maximum(1)
		Derivative		Derivative	Weighted	% of Debt
		Notional		Notional	Average	Currently
	Derivative	Translated	Derivative	Translated	Remaining	Hedged
Interest Rate Derivatives	Notional	to USD	Notional	to USD	Term(1)	by Index(2)

	(in millions)				(in years)
LIBOR (U.S. Dollar)	3,628	$3,628	4,697	$4,697	11	67%
EURIBOR (Euro)	673	872	673	872	11	63%
LIBOR (British Pound Sterling)	58	90	82	128	13	87%

Cross Currency Derivatives By Type Table
December 31, 2011
			Weighted	% of Debt
		Notional	Average	Currently
		Translated	Remaining	Hedged
Cross Currency Swaps	Notional	to USD	Term(1)	by Index(2)

	(in millions)		(in years)
Chilean Unidad de Fomento (CLF)	6	$240	14	85%

Foreign Currency Options By Type Table
	December 31, 2011
				Weighted
		Notional	Probability	Average
		Translated	Adjusted	Remaining
Foreign Currency Options	Notional(1)	to USD(1)	Notional(2)	Term(3)

	(in millions)			(in years)
Euro (EUR)	38	$54	$52	<1
Brazilian Real (BRL)	86	52	49	<1
British Pound (GBP)	27	44	35	<1
Philippine Peso (PHP)	414	10	7	<1

Foreign Currency Forwards By Type Table
	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Foreign Currency Forwards	Notional	to USD	Term(1)

	(in millions)		(in years)
Euro (EUR)	113	$154	2
Chilean Peso (CLP)	72,169	145	<1
British Pound (GBP)	11	16	<1
Argentine Peso (ARS)	61	13	<1
Colombian Peso (COP)	23,993	13	<1
Hungarian Forint (HUF)	1,236	5	<1

Embedded Foreign Currency Derivatives By Type Table
	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Embedded Foreign Currency Derivatives	Notional	to USD	Term(1)

	(in millions)		(in years)
Philippine Peso (PHP)	13,692	$312	2
Argentine Peso (ARS)	938	218	11
Kazakhstani Tenge (KZT)	29,635	200	8
Euro (EUR)	3	3	9

Commodity Non Hedge Derivatives By Type Table
	December 31, 2011
		Weighted Average
Commodity Derivatives	Notional	Remaining Term(1)
	(in millions)	(in years)
Natural gas (MMBtu)	31	12
Petcoke (Metric tons)	13	12
Aluminum (MWh)	16(2)	8
Heating Oil (Gallons)	3	1
Coal (Metric tons)	4	3

Fair Value Hierarchy Derivative Assets Liabilities By Balance Sheet Classification Text Block
	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)				(in millions)
Assets
Current assets:
Foreign currency derivatives	$-	$24	$4	$28	$-	$3	$3	$6
Commodity and other derivatives	2	16	3	21	-	2	3	5
Total current assets	2	40	7	49	-	5	6	11
Noncurrent assets:
Interest rate derivatives	-	-	-	-	-	49	-	49
Cross currency derivatives	-	-	1	1	-	-	12	12
Foreign currency derivatives	-	3	58	61	-	-	27	27
Commodity and other derivatives	-	9	-	9	-	4	16	20
Total noncurrent assets	-	12	59	71	-	53	55	108
Total assets	$2	$52	$66	$120	$-	$58	$61	$119

Liabilities
Current liabilities:
Interest rate derivatives	$-	$97	$22	$119	$-	$118	$-	$118
Cross currency derivatives	-	-	5	5	-	-	2	2
Foreign currency derivatives	-	5	1	6	-	13	-	13
Commodity and other derivatives	-	17	6	23	-	-	-	-
Total current liabilities	-	119	34	153	-	131	2	133
Long-term liabilities:
Interest rate derivatives	-	334	106	440	-	200	1	201
Cross currency derivatives	-	-	14	14	-	-	-	-
Foreign currency derivatives	-	10	10	20	-	15	8	23
Commodity and other derivatives	-	13	50	63	-	-	1	1
Total long-term liabilities	-	357	180	537	-	215	10	225
Total liabilities	$-	$476	$214	$690	$-	$346	$12	$358

Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification And Type Table
	December 31, 2011			December 31, 2010
		Not			Not
	Designated	Designated		Designated	Designated
	as Hedging	as Hedging		as Hedging	as Hedging
	Instruments	Instruments	Total	Instruments	Instruments	Total

	(in millions)			(in millions)
Assets
Current assets:
Foreign currency derivatives	$10	$18	$28	$-	$6	$6
Commodity and other derivatives	2	19	21	-	5	5
Total current assets	12	37	49	-	11	11

Noncurrent assets:
Interest rate derivatives	-	-	-	49	-	49
Cross currency derivatives	1	-	1	12	-	12
Foreign currency derivatives	3	58	61	-	27	27
Commodity and other derivatives	-	9	9	-	20	20
Total noncurrent assets	4	67	71	61	47	108
Total assets	$16	$104	$120	$61	$58	$119

Liabilities
Current liabilities:
Interest rate derivatives	$110	$9	$119	$107	$11	$118
Cross currency derivatives	5	-	5	2	-	2
Foreign currency derivatives	1	5	6	8	5	13
Commodity and other derivatives	-	23	23	-	-	-
Total current liabilities	116	37	153	117	16	133

Long-term liabilities:
Interest rate derivatives	425	15	440	186	15	201
Cross currency derivatives	14	-	14	-	-	-
Foreign currency derivatives	-	20	20	-	23	23
Commodity and other derivatives	3	60	63	-	1	1
Total long-term liabilities	442	95	537	186	39	225
Total liabilities	$558	$132	$690	$303	$55	$358

Accumulated Other Comprehensive Income Loss Derivatives Table
Accumulated Other
Comprehensive
Income (Loss) (1)
(in millions)
Interest rate derivatives	$(101)
Cross currency derivatives	$(1)
Foreign currency derivatives	$7
Commodity and other derivatives	$(1)

Gain Loss In Accumulated Other Comprehensive IncomeOn Effective Portion Of Qualifying Cash Flow Hedges Rollforward Table
	Gains (Losses)				Gains (Losses) Reclassified
	Recognized in AOCL			Consolidated	from AOCL into Earnings
	2011	2010	2009	Statement of Operations	2011	2010	2009

	(in millions)				(in millions)
Interest rate derivatives	$(475)(1)	$(243)(1)	$49	Interest expense	$(125)(2)	$(108)(2)	$(72)(2)
				Non-regulated cost of sales	(3)	(2)	-
				Net equity in earnings of
				affiliates	(4)	(1)	-
Cross currency derivatives	(36)	11	48	Interest expense	(10)	(1)	2
				Foreign currency transaction
				gains (losses)	(16)	25	43
Foreign currency derivatives	24	(9)	2	Foreign currency transaction
				gains (losses)	1	(3)	-
Commodity and other
derivatives	-	(8)	120	Non-regulated revenue	-(3)	-(3)	3(3)
				Non-regulated cost of sales	(2)	-	-
Total	$(487)	$(249)	$219		$(159)	$(90)	$(24)

Gain Loss In Earnings On Ineffective Portion Of Qualifying Cash Flow Hedges Table
		Gains (Losses)
	Classification in	Recognized in Earnings
	Consolidated Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(6)	$(15)	$(8)
	Net equity in earnings of affiliates	(2)	- (1)	(1)
Cross currency derivatives	Interest expense	(4)	5	(11)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	- (1)	- (1)	-(1)
Total		$(12)	$(10)	$(20)

Gain Loss In Earnings On Non Hedging Instruments Table
	Classification	Gains (Losses)
	in Consolidated	Recognized in Earnings
	Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(4)	$(9)	$(26)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	57	(36)	(38)
	Net equity in earnings of
	affiliates	-	(2)	-
Commodity and other derivatives	Non-regulated revenue	(71)	21	1
	Regulated revenue	1	-	-
	Non-regulated cost of sales	(9)	5	(30)
	Regulated cost of sales	(5)	-	-
Total		$(31)	$(21)	$(93)

Regulatory Asset Liability Change In Fair Value Of Derivatives
	2011	2010

	(in millions)
(Increase) decrease in regulatory assets	$(5)	$(3)
Increase (decrease) in regulatory liabilities	$8	$1

Investments In and Advances To Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investments In And Advances To Affiliates Tables [Abstract]
Equity Ownership Interest And Carrying Values Of Investments Accounted For Under The Equity Method
		December 31,
Affiliate	Country	2011	2010	2011	2010

		Carrying Value		Ownership Interest %
		(in millions)
AES Solar Energy Ltd.	Europe	$225	$256	50%	50%
AES Solar Power LLC	United States	91	8	50%	50%
AES Solar Power, PR, LLC	Puerto Rico	8	-	50%	0%
Barry(1)	United Kingdom	-	-	100%	100%
CET(1)	Brazil	14	22	72%	72%
Chigen affiliates (2)	China	30	146	25%	25%
China Wind(3)	China	75	69	49%	49%
Elsta	Netherlands	197	202	50%	50%
Entek	Turkey	121	-	50%	0%
Guacolda	Chile	186	149	35%	35%
IC Ictas Energy Group	Turkey	161	151	51%	51%
InnoVent(1)	France	32	31	40%	40%
JHRH	China	59	39	49%	35%
OPGC	India	203	224	49%	49%
Trinidad Generation Unlimited(1)	Trinidad	19	20	10%	10%
Other affiliates		1	3
Total investments in and advances to affiliates		$1,422	$1,320

Investments In and Advances to Affiliates Financial Information
	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries

Years ended December 31,	2011	2010	2009	2011	2010	2009

	(in millions)			(in millions)
Revenue	$1,668	$1,341	$1,229	$24	$20	$158
Gross margin	258	207	240	24	18	71
Net income (loss)	(5)	100	110	(5)	7	(5)

December 31,	2011	2010		2011	2010

	(in millions)			(in millions)
Current assets	$1,182	$948		$58	$114
Noncurrent assets	4,298	4,131		519	646
Current liabilities	899	687		109	144
Noncurrent liabilities	1,720	1,597		269	242
Noncontrolling interests	(240)	(206)		-	125
Stockholders' equity	3,101	3,001		199	249

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets Tables [Abstract]
Goodwill By Segments
	Latin	Latin	North	North
	America -	America -	America -	America -	Europe -	Asia -	Corporate
	Generation	Utilities	Generation	Utilities	Generation	Generation	and Other	Total

Balance as of December 31, 2009
Goodwill	$926	$140	$111	$-	$137	$78	$101	$1,493
Accumulated impairment losses	(24)	(7)	(20)	-	(137)	-	(6)	(194)
Net balance	902	133	91	-	-	78	95	1,299

Impairment losses	-	-	(18)	-	-	-	(3)	(21)
Foreign currency translation
and other	-	-	(10)	-	-	3	-	(7)

Balance as of December 31, 2010
Goodwill	926	140	101	-	137	81	101	1,486
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	-	(9)	(215)
Net balance	902	133	63	-	-	81	92	1,271

Impairment losses	-	-	-	-	-	(17)	-	(17)
Goodwill acquired during the year(1)	-	-	-	2,489	-	-	-	2,489
Foreign currency translation
and other	-	-	(10)	-	-	-	-	(10)

Balance as of December 31, 2011
Goodwill	926	140	91	2,489	137	81	101	3,965
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	(17)	(9)	(232)
Net balance	$902	$133	$53	$2,489	$-	$64	$92	$3,733

Other Intangible Assets
	December 31, 2011			December 31, 2010
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Balance	Amortization	Balance	Balance	Amortization	Balance

	(in millions)			(in millions)
Subject to Amortization
Project development rights(1)	$102	$-	$102	$117	$-	$117
Sales concessions	156	(92)	64	162	(89)	73
Contractual payment rights(2)	69	(13)	56	65	(4)	61
Land use rights	49	(4)	45	50	(2)	48
Management rights	39	(13)	26	66	(30)	36
Emission allowances(3)	18	-	18	8	-	8
Electric security plan	88	(9)	79	-	-	-
Customer contracts	45	(3)	42	-	-	-
Customer relationships	30	-	30	-	-	-
Other(4)	71	(30)	41	70	(26)	44
Subtotal	667	(164)	503	538	(151)	387
Indefinite-Lived Intangible Assets
Land use rights	52	-	52	51	-	51
Emission allowances(5)	4	-	4	8	-	8
Trademark/Trade name	5	-	5	-	-	-
Other	2	-	2	2	-	2
Subtotal	63	-	63	61	-	61
Total	$730	$(164)	$566	$599	$(151)	$448

Schedule Of Acquired Intangible Assets By Major Class [Text Block]
	December 31, 2011
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Electric security plan(2)	$88	Subject to amortization	1	Straight line
Customer relationship(1) (3)	30	Subject to amortization	12	Straight line
Customer contracts(1) (4)	45	Subject to amortization	3	Other
Trademark/Trade name(1) (5)	5	Indefinite-lived	N/A	N/A
Other	4	Subject to amortization	Various	As utilized
Total	$172

	December 31, 2010
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Project development rights	$141	Subject to amortization	Various	Straight line
Contractual payment rights	65	Subject to amortization	10	Straight line
Emission allowances	14	Subject to amortization	Various	As utilized
Land use rights	7	Indefinite-lived	N/A	N/A
Total	$227

Schedule of Expected Amortization Expense [Table Text Block]
	Estimated amortization expense
	2012	2013	2014	2015	2016

	(in millions)
Contractual payment rights	$9	$9	$9	$9	$3
Sales concessions	6	6	6	6	5
Customer relationships & contracts	35	11	4	3	3
Electric security plan	79	-	-	-	-
All other	9	6	4	4	4
Total	$138	$32	$23	$22	$15

Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities Tables [Abstract]
Schedule of Regulatory Assets and Liabilities [Text Block]
	December 31,
	2011	2010	Recovery Period

REGULATORY ASSETS	(in millions)
Current regulatory assets:
Brazil tariff recoveries:(1)
Energy purchases	$79	$62	Over tariff reset period
Transmission costs, regulatory fees and other	185	82	Over tariff reset period
El Salvador tariff recoveries(2)	108	67	Over tariff reset period
Other(3)	19	1	Various
Total current regulatory assets	391	212

Noncurrent regulatory assets:
Defined benefit pension obligations at IPL and DPL(4)(5)	399	235	Various
Income taxes recoverable from customers(4)(6)	76	66	Various
Brazil tariff recoveries:(1)
Energy purchases	84	18	Over tariff reset period
Transmission costs, regulatory fees and other	86	32	Over tariff reset period
Deferred Midwest ISO costs(7)	80	80	To be determined
Other(3)	122	39	Various
Total noncurrent regulatory assets	847	470
TOTAL REGULATORY ASSETS	$1,238	$682

REGULATORY LIABILITIES
Current regulatory liabilities:
Brazil tariff reset adjustment(8)	$190	$-	To be determined
Efficiency program costs(9)	29	58	Over tariff reset period
Brazil tariff recoveries:(1)
Energy purchases	305	118	Over tariff reset period
Transmission costs, regulatory fees and other	172	71	Over tariff reset period
Other(10)	37	37	Various
Total current regulatory liabilities	733	284

Noncurrent regulatory liabilities:
Asset retirement obligations(11)	649	509	Over life of assets
Brazil special obligations(12)	422	435	To be determined
Brazil tariff recoveries:(1)
Energy purchases	76	69	Over tariff reset period
Transmission costs, regulatory fees and other	64	57	Over tariff reset period
Efficiency program costs(9)	44	54	Over tariff reset period
Other(10)	24	8	Various
Total noncurrent regulatory liabilities	1,279	1,132
TOTAL REGULATORY LIABILITIES	$2,012	$1,416

Schedule of Regulatory Assets by Region [Table Text Block]
	December 31,
	2011	2010

	(in millions)
Latin America	$546	$265
North America	692	417
Total regulatory assets	$1,238	$682

Schedule of Regulatory Liabilities by Region [Table Text Block]
	December 31,
	2011	2010

	(in millions)
Latin America	$1,333	$890
North America	679	526
Total regulatory liabilities	$2,012	$1,416

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Tables [Abstract]
Debt Fair Value By Type Table
	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Non-recourse debt	$15,535	$15,862	$13,587	$13,857
Recourse debt	6,485	6,640	4,612	4,868
Total debt	$22,020	$22,502	$18,199	$18,725

Carrying Amount And Terms Of Non-Recourse Debt
			December 31,
NON-RECOURSE DEBT	Interest Rate(1)	Maturity	2011	2010

			(in millions)
VARIABLE RATE:(2)
Bank loans	2.95%	2012 - 2028	$3,430	$3,052
Notes and bonds	11.70%	2012 - 2040	2,178	2,982
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	3.30%	2012 - 2027	1,989	1,848
Other	3.83%	2012 - 2041	321	363
FIXED RATE:
Bank loans	8.24%	2012 - 2023	412	424
Notes and bonds	6.37%	2012 - 2061	6,487	4,269
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	6.57%	2012 - 2027	513	467
Other	11.66%	2012 - 2039	205	182
SUBTOTAL			$15,535(4)	$13,587(4)
Less: Current maturities			(2,123)	(2,503)
TOTAL			$13,412	$11,084

Schedule For Maturity For Non-Recourse Debt
		Annual
December 31,		Maturities
		(in millions)
2012	.	$2,123
2013	.	1,358
2014	.	1,661
2015	.	812
2016	.	2,260
Thereafter		7,321
Total non-recourse debt		$15,535

Debt In Default Table
	Primary Nature	December 31, 2011
Subsidiary	of Default	Default	Net Assets

		(in millions)
Maritza	Covenant	$905	$204
Sonel	Covenant	331	305
Kelanitissa	Covenant	16	48
Total		$1,252

Carrying Amount And Terms Of Recourse Debt
		Final	December 31,
RECOURSE DEBT	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

Schedule For Maturity For Recourse Debt
December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total recourse debt		$6,485

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments Tables [Abstract]
Operating Leases Of Lessee Disclosure Text Block
December 31,		Future Commitments for Operating Leases
		(in millions)
2012	.	$57
2013	.	57
2014	.	55
2015	.	54
2016	.	54
Thereafter		730
Total		$1,007

Capital Lease Commitments
December 31,		Future Minimum Lease Payments
		(in millions)
2012	.	$14
2013	.	11
2014	.	10
2015	.	9
2016	.	9
Thereafter		125
Total		$178
Less: Imputed interest		106
Present value of total minimum lease payments		$72

Electricity Purchase Contract Commitment
December 31,		Future Commitments for Electricity Purchase Contracts
		(in millions)
2012	.	$2,800
2013	.	2,412
2014	.	2,034
2015	.	1,995
2016	.	1,979
Thereafter		23,887
Total		$35,107

Fuel Contract Commitments
December 31,		Future Commitments for Fuel Contracts
		(in millions)
2012	.	$1,980
2013	.	1,187
2014	.	790
2015	.	663
2016	.	661
Thereafter		4,875
Total		$10,156

Other Purchase Contract Commitment
December 31,		Future Commitments for Other Purchase Contracts
		(in millions)
2012	.	$1,831
2013	.	1,454
2014	.	1,209
2015	.	968
2016	.	883
Thereafter		9,496
Total		$15,841

Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies And Commitments Tables [Abstract]
Contingent Contractual Obligations
Contingent contractual obligations	Amount	Number of Agreements	Maximum Exposure Range for Each Agreement
	(in millions)		(in millions)
Guarantees(1)	$340	20	<$1 - $53
Letters of credit under the senior secured credit facility	12	11	<$1 - $7
Cash collateralized letters of credit	261	13	<$1 - $221
Total	$613	44

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension Plans Tables [Abstract]
Schedule Of Net Funded Status Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$608	$5,986	$549	$5,129
Service cost	8	19	7	16
Interest cost	33	564	32	510
Employee contributions	-	5	-	5
Plan amendments	-	-	11	-
Plan curtailments	-	5	-	-
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	365	-	-	14
Actuarial loss	60	371	39	474
Effect of foreign currency exchange rate change	-	(696)	-	249
Benefit obligation as of December 31	$1,044	$5,789	$608	$5,986
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$413	$4,730	$368	$4,042
Actual return on plan assets	6	486	46	742
Employer contributions	37	175	29	156
Employee contributions	-	5	-	5
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	336	-	-	-
Effect of foreign currency exchange rate change	-	(531)	-	196
Fair value of plan assets as of December 31	$762	$4,400	$413	$4,730
RECONCILIATION OF FUNDED STATUS
Funded status as of December 31	$(282)	$(1,389)	$(195)	$(1,256)

Schedule Of Amounts Recognized In Balance Sheet Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
AMOUNTS RECOGNIZED ON THE
CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$-	$20	$-	$32
Accrued benefit liability - current	(1)	(4)	-	(4)
Accrued benefit liability - long-term	(281)	(1,405)	(195)	(1,284)
Net amount recognized at end of year	$(282)	$(1,389)	$(195)	$(1,256)

Schedule Of Accumulated And Projected Benefit Obligations Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
Accumulated Benefit Obligation	$1,020	$5,724	$592	$5,927
Information for pension plans with an accumulated
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,478	$608	$5,697
Accumulated benefit obligation	1,020	5,423	592	5,651
Fair value of plan assets	762	4,072	413	4,410
Information for pension plans with a projected
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,492	$608	$5,704
Fair value of plan assets	762	4,084	413	4,415

Schedule Of Assumptions Used Table Text Block
	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign
Benefit Obligation:
Discount rates	4.67%	9.52%(2)	5.38%	9.82%(2)
Rates of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%
Periodic Benefit Cost:
Discount rate	5.38%	9.82%	5.92%	10.56%
Expected long-term rate of return on plan assets	7.49%	11.08%	8.00%	11.14%
Rate of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%

Impact Of One Percent Change In Assumptions Table
Increase of 1% in the discount rate	$(40)
Decrease of 1% in the discount rate	$42
Increase of 1% in the long-term rate of return on plan assets	$(51)
Decrease of 1% in the long-term rate of return on plan assets	$51

Schedule Of Net Benefit Costs Table Text Block
	December 31,
Components of Net Periodic Benefit Cost:	2011		2010		2009
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(in millions)
Service cost	$8	$19	$7	$16	$6	$12
Interest cost	33	564	32	510	32	458
Expected return on plan assets	(33)	(508)	(30)	(427)	(24)	(373)
Amortization of initial net asset	-	-	-	(1)	-	(2)
Amortization of prior service cost	4	-	3	-	4	-
Amortization of net loss	13	23	12	38	16	6
Loss on curtailment	-	5	-	-	-	-
Settlement gain recognized	-	-	-	1	-	-
Total pension cost	$25	$103	$24	$137	$34	$101

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
	December 31, 2011
	Accumulated Other Comprehensive Loss		Amounts expected to be reclassified to earnings in next fiscal year
	U.S.	Foreign	U.S.	Foreign

	(in millions)

Prior service cost	$-	$(2)	$-	$-
Unrecognized net actuarial loss	-	(1,112)	-	(40)
Total	$-	$(1,114)	$-	$(40)

Target / Actual Allocation Of Pension Plan Asset Table
			Percentage of Plan Assets as of December 31,
	Target Allocations		2011		2010
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

Equity securities	46%	15% - 30%	42.07%	23.48%	53.51%	22.43%
Debt securities	39%	59% - 85%	38.53%	72.55%	25.91%	73.64%
Real estate	0%	0% - 4%	0.00%	2.34%	0.00%	2.09%
Other	15%	0% - 6%	19.40%	1.63%	20.58%	1.84%
Total pension assets			100.00%	100.00%	100.00%	100.00%

Fair Value Of Plan Assets By Category / Level (US)
	December 31, 2011				December 31, 2010
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$120	$-	$-	$120	$146	$-	$-	$146
Mutual funds	140	-	-	140	39	-	-	39
Debt securities:
Government debt securities	31	-	-	31	32	-	-	32
Corporate debt securities	114	-	-	114	62	-	-	62
Mutual funds(1)	135	-	-	135	2	-	-	2
Other debt securities	14	-	-	14	11	-	-	11
Other:
Cash and cash equivalents	43	-	-	43	69	-	-	69
Other investments	72	93	-	165	-	52	-	52
Total plan assets	$669	$93	$-	$762	$361	$52	$-	$413

Fair Value Of Plan Assets By Category / Level (Foreign)
	December 31, 2011				December 31, 2010
Foreign Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$26	$-	$-	$26	$30	$-	$-	$30
Mutual funds	427	-	-	427	510	-	-	510
Private equity(1)	-	-	580	580	-	-	521	521
Debt securities:
Certificates of deposit	-	5	-	5	-	4	-	4
Unsecured debentures	-	20	-	20	-	19	-	19
Government debt securities	6	221	-	227	-	233	-	233
Mutual funds(2)	125	2,805	-	2,930	108	3,107	-	3,215
Other debt securities	-	10	-	10	-	12	-	12
Real estate:
Real estate(1)	-	-	103	103	-	-	99	99
Other:
Cash and cash equivalents	-	-	-	-	-	4	-	4
Participant loans(3)	-	-	72	72	-	-	83	83
Total plan assets	$584	$3,061	$755	$4,400	$648	$3,379	$703	$4,730

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
	Year Ended December 31,
	2011	2010

	(in millions)

Balance at January 1	$703	$564
Actual return on plan assets:
Returns relating to assets still held at reporting date	167	104
Returns relating to assets sold during the period	28	-
Purchases, sales and settlements, net	(48)	3
Change due to exchange rate changes	(95)	32
Balance at December 31	$755	$703

Scheduled Cash Flows For Employer Contributions And Expected Future Benefit Payments
	U.S.	Foreign
	(in millions)
Expected employer contribution in 2012	$49	$174
Expected benefit payments for fiscal year ending:
2012	55	421
2013	56	435
2014	58	451
2015	59	465
2016	61	483
2017 - 2021	325	2,657

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity Tables [Abstract]
Components Of Accumulated Other Comprehensive Income
	December 31,
	2011	2010

	(in millions)
Foreign currency translation adjustment	$1,967	$1,824
Unrealized derivative losses, net	534	344
Unfunded pension obligations	257	216
Unrealized (gain) loss on securities available for sale	-	(1)
Total	$2,758	$2,383

Schedule Of Net Income Attributable To Parent And Transfers To From Noncontrolling Interests [Text Block]
	December 31,
	2011	2010

	(in millions)
Net income attributable to The AES Corporation	$58	$9
Transfers (to) from the noncontrolling interests:
Net increase in The AES Corporation's paid-in capital for sale of subsidiary shares	19	-
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares	-	(25)
Net transfers (to) from noncontrolling interest	19	(25)
Change from net income attributable to The AES Corporation and transfers (to) from
noncontrolling interests	$77	$(16)

Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Segments Tables [Abstract]
Revenue By Segment Table
	Total Revenue			Intersegment			External Revenue
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Revenue
Generation - Latin America - Other	$3,854	$3,282	$2,806	$(39)	$(34)	$(16)	$3,815	$3,248	$2,790
Generation - Tiete	1,128	999	845	(1,109)	(983)	(848)	19	16	(3)
Generation - North America	1,325	1,315	1,249	(4)	-	-	1,321	1,315	1,249
Generation - Europe	1,550	1,318	762	(2)	(2)	2	1,548	1,316	764
Generation - Asia	625	618	375	-	-	-	625	618	375
Utilities - Latin America	7,374	6,987	5,877	-	-	-	7,374	6,987	5,877
Utilities - North America	1,326	1,145	1,068	-	-	-	1,326	1,145	1,068
Corporate and Other	1,109	1,053	868	(9)	(13)	(14)	1,100	1,040	854
Total Revenue	$18,291	$16,717	$13,850	$(1,163)	$(1,032)	$(876)	$17,128	$15,685	$12,974

Adjusted Gross Margin by Segment Table
	Total Adjusted Gross Margin			Intersegment			External Adjusted Gross Margin
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Adjusted Gross Margin
Generation - Latin America - Other	$1,209	$945	$891	$20	$(27)	$(4)	$1,229	$918	$887
Generation - Tiete	876	754	637	(1,109)	(983)	(848)	(233)	(229)	(211)
Generation - North America	439	448	453	9	2	(3)	448	450	450
Generation - Europe	469	395	273	8	3	4	477	398	277
Generation - Asia	176	255	111	2	2	4	178	257	115
Utilities - Latin America	1,321	1,248	1,060	1,118	1,018	865	2,439	2,266	1,925
Utilities - North America	394	407	401	1	2	2	395	409	403
Corporate and Other	(33)	62	3	(45)	(17)	(10)	(78)	45	(7)
Reconciliation to Income from Continuing Operations before Taxes
Depreciation and amortization							(1,176)	(1,034)	(884)
Interest expense							(1,553)	(1,451)	(1,406)
Interest income							400	408	344
Other expense							(154)	(234)	(104)
Other income							149	100	458
Gain on sale of investments							8	-	132
Goodwill impairment							(17)	(21)	(122)
Asset impairment expense							(225)	(389)	(20)
Foreign currency transaction gains (losses)							(38)	(33)	35
Other non-operating expense							(82)	(7)	(12)
Income from continuing operations before taxes and equity in earnings of affiliates							$2,167	$1,853	$2,260

Assets / Depreciation And Amortization / Capital Expenditures By Segment
	Total Assets			Depreciation and Amortization			Capital Expenditures
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$9,067	$8,487	$8,010	$202	$175	$146	$553	$584	$921
Generation - Tiete	1,645	1,886	1,792	59	40	37	105	57	30
Generation - North America	3,625	3,801	4,199	118	131	135	39	54	45
Generation - Europe	3,276	3,317	3,147	136	114	53	140	233	212
Generation - Asia	1,717	1,762	1,594	33	33	32	129	10	22
Utilities - Latin America	9,468	9,609	8,810	293	231	201	666	584	356
Utilities - North America	9,384	3,139	3,035	178	161	157	232	177	116
Discontinued businesses	1,531	2,587	3,756	59	110	140	91	105	119
Corp/Other and eliminations	5,620	5,923	5,192	184	183	148	506	529	717
Total	$45,333	$40,511	$39,535	$1,262	$1,178	$1,049	$2,461	$2,333	$2,538

Investments In And Advances To Affiliates / Equity In Earnings By Segment
	Investment in and
	Advances to Affiliates			Equity in Earnings (Loss)
	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$188	$150	$129	$35	$48	$30
Generation - Tiete	-	-	-	-	-	-
Generation - North America	18	-	3	(2)	(2)	(2)
Generation - Europe	479	353	308	8	19	50
Generation - Asia	291	409	390	(1)	3	28
Utilities - Latin America	-	-	-	-	-	-
Utilities - North America	-	-	-	-	-	-
Discontinued businesses	-	-	-	-	-	-
Corp/Other and eliminations	446	408	327	(42)	115	(15)
Total	$1,422	$1,320	$1,157	$(2)	$183	$91

Revenue And PP&E By Country
	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010

	(in millions)
United States(1)	$2,110	$1,952	$1,851	$7,829	$5,379
Non-U.S.:
Brazil(2)	6,640	6,355	5,292	5,896	6,263
Chile	1,608	1,355	1,239	2,781	2,560
Argentina(3)	979	771	571	279	270
El Salvador	752	648	619	268	261
Dominican Republic	674	535	429	662	625
United Kingdom(4)	587	364	228	523	507
Philippines	480	501	250	766	784
Ukraine	418	356	286	94	86
Mexico	404	409	329	774	786
Cameroon	386	422	370	901	823
Colombia	365	393	347	384	387
Puerto Rico	298	253	267	581	596
Spain(5)	258	411	-	-	-
Bulgaria(6)	251	44	-	1,619	1,825
Hungary(7)	204	252	259	6	73
Panama	189	194	168	1,040	921
Kazakhstan	145	138	123	86	63
Sri Lanka	140	100	109	22	69
Jordan	124	120	104	216	224
Qatar(8)	-	-	-	-	-
Pakistan(9)	-	-	-	-	-
Oman(10)	-	-	-	-	-
Other Non-U.S. (11)	116	112	133	395	291
Total Non-U.S.	15,018	13,733	11,123	17,293	17,414
Total	$17,128	$15,685	$12,974	$25,122	$22,793

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share Based Compensation Tables [Abstract]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions Table Text Block
	December 31,
	2011	2010	2009
Expected volatility	31%	38%	66%
Expected annual dividend yield	0%	0%	0%
Expected option term (years)	6	6	6
Risk-free interest rate	2.65%	2.86%	2.01%

Schedule Of Share Based Compensation Summary Of Financial Statement Components Stock Options [Text Block]
	December 31,
	2011	2010	2009

	(in millions)
Pre-tax compensation expense	$7	$9	$10
Tax benefit	(2)	(2)	(3)
Stock options expense, net of tax	$5	$7	$7
Total intrinsic value of options exercised	$8	$2	$3
Total fair value of options vested	7	11	13
Cash received from the exercise of stock options	4	2	6

Schedule Of Share Based Compensation Stock Options Activity Table Text Block
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	20,482	$16.04
Exercised	(958)	4.21
Forfeited and expired	(11,197)	17.72
Granted	1,131	12.60
Outstanding at December 31, 2011	9,458	$13.82	4.8	$17
Vested and expected to vest at December 31, 2011	9,379	$13.84	4.7	$16
Eligible for exercise at December 31, 2011	7,385	$14.58	4.1	$14

Schedule Of Share Based Compensation Summary Of Financial Statement Components Restricted Stock Units Without Market Conditions [Text Block]
	December 31,
	2011	2010	2009

	(in millions)
RSU expense before income tax	$11	$11	$11
Tax benefit	(3)	(2)	(3)
RSU expense, net of tax	$8	$9	$8
Total value of RSUs converted(1)	$5	$5	$7
Total fair value of RSUs vested	$10	$12	$12

Schedule Of Share Based Compensation Restricted Stock Units Without Market Conditions Activity Table [Text Block]
	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2010	2,167	$10.20
Vested	(982)	10.91
Forfeited and expired	(395)	12.16
Granted	1,565	12.65
Nonvested at December 31, 2011	2,355	$11.40	1.6
Vested at December 31, 2011	2,620	$13.97
Vested and expected to vest at December 31, 2011	4,788	$12.77

Schedule Of Share Based Compensation Restricted Stock Units Without Market Condition Vested And Converted Table [Text Block]
	December 31,
	2011	2010	2009

RSUs vested during the year	982	929	619
RSUs converted during the year(1)	442	386	772

Schedule Of Share Based Compensation Summary Of Financial Statement Components Restricted Stock Units With Market Conditions [Text Block]
	December 31,
	2011	2010	2009

	(in millions)
RSU expense before income tax	$5	$4	$4
Tax benefit	(1)	(1)	(1)
RSU expense, net of tax	$4	$3	$3
Total value of RSUs converted(1)	$-	$3	$4
Total fair value of RSUs vested(2)	$-	$-	$-

Schedule Of Share Based Compensation Restricted Stock Units With Market Conditions Activity Table [Text Block]
	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2010	1,283	$9.80
Vested	-	-
Forfeited and expired	(693)	13.94
Granted	767	15.28
Nonvested at December 31, 2011	1,357	$10.78	1.1
Vested at December 31, 2011	-	$-
Vested and expected to vest at December 31, 2011	1,268	$10.55

Schedule Of Share Based Compensation Restricted Stock Units With Market Condition Vested And Converted Table [Text Block]
	December 31,
	2011	2010	2009

RSUs vested during the year	-	-	-
RSUs converted during the year(1)	-	245	410

Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Income Expense Tables [Abstract]
Components Of Other Income Table
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Gain on extinguishment of tax and other liabilities	$14	$62	$168
Tax credit settlement	31	-	129
Performance incentive fee	-	-	80
Gain on sale of assets	47	12	14
Other	57	26	67
Total other income	$149	$100	$458

Components Of Other Expense Table
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Loss on sale and disposal of assets	$68	$84	$33
Gener gas settlement	-	72	-
Loss on extinguishment of debt	62	37	-
Wind Generation transaction costs	-	22	-
Other	24	19	71
Total other expense	$154	$234	$104

Impairment Expense (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment Expense Tables [Abstract]
Details Of Impairment Expense Text Block
2011
(in millions)
Wind turbines & deposits	$116
Tisza II	52
Kelanitissa	42
Other	15
Total	$225

2010
(in millions)
Southland (Huntington Beach)	$200
Tisza II	85
Deepwater	79
Other	25
Total	$389

2009
(in millions)
Piabanha	$11
Other	9
Total	$20

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Tables [Abstract]
Income Tax Expense On Continuing Operations
	December 31,
	2011	2010	2009

	(in millions)
Federal:
Current	$-	$(8)	$3
Deferred	(150)	(125)	(167)
State:
Current	1	1	-
Deferred	1	(19)	(11)
Foreign:
Current	852	678	527
Deferred	(73)	48	201
Total	$631	$575	$553

Reconciliation Of US Federal Income Tax Rates And AES Effective Tax Rate For The Current And Two Prior Years
	December 31,
	2011	2010	2009
Statutory Federal tax rate	35%	35%	35%
State taxes, net of Federal tax benefit	0%	-3%	-2%
Taxes on foreign earnings	-3%	-2%	-5%
Valuation allowance	-3%	0%	0%
Gain (loss) on sale of businesses	0%	4%	-3%
Chilean withholding tax reversals	0%	-3%	0%
Other - net	0%	0%	-1%
Effective tax rate	29%	31%	24%

Schedule Of Income Tax Payable And Receivable
	December 31,
	2011	2010

	(in millions)
Income taxes receivable - current	$565	$504
Income taxes receivable - noncurrent	21	21
Total income taxes receivable	$586	$525

Income taxes payable - current	$773	$678
Income taxes payable - noncurrent	3	5
Total income taxes payable	$776	$683

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2011	2010

	(in millions)
Differences between book and tax basis of property	$1,895	$1,260
Cumulative translation adjustment	38	94
Other taxable temporary differences	341	390
Total deferred tax liability	2,274	1,744

Operating loss carryforwards	(1,482)	(1,615)
Capital loss carryforwards	(112)	(84)
Bad debt and other book provisions	(465)	(522)
Retirement costs	(359)	(313)
Tax credit carryforwards	(46)	(52)
Other deductible temporary differences	(517)	(390)
Total gross deferred tax asset	(2,981)	(2,976)
Less: valuation allowance	906	1,280
Total net deferred tax asset	(2,075)	(1,696)
Net deferred tax (asset)/liability	$199	$48

Income Before Income Taxes, Foreign And Domestic
	December 31,
	2011	2010	2009

	(in millions)
U.S.	$(526)	$(539)	$(1,036)
Non-U.S.	2,693	2,392	3,296
Total	$2,167	$1,853	$2,260

Tax Years Potentially Subject To Examination And Jurisdictions
Jurisdiction	Tax Years Subject to Examination

Argentina	2005-2011
Brazil	2006-2011
Cameroon	2007-2011
Chile	1998-2011
Colombia	2008-2011
El Salvador	2008-2011
United Kingdom	2008-2011
United States (Federal)	1994-2011

Summary Of Income Tax Contingencies Text Block
	2011	2010	2009

	(in millions)
Balance at January 1	$437	$510	$554
Additions for current year tax positions	7	14	72
Additions for tax positions of prior years	49	51	7
Reductions for tax positions of prior years	(18)	(46)	(9)
Effects of foreign currency translation	(1)	(2)	6
Settlements	-	(67)	(104)
Lapse of statute of limitations	(3)	(23)	(16)
Balance at December 31	$471	$437	$510

Discontinued Operations and Held For Sale Businesses (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Held For Sale Business Tables [Abstract]
Summary Of Income And Loss On Disposal And Impairment For Discontinued Operations
Gain (Loss) on Disposal of Discontinued Businesses

	Year ended December 31,
Subsidiary	2011	2010	2009

	(in millions)
Argentina distribution businesses	$(338)	$-	$-
Brazil Telecom	446	-	-
Wind projects	(22)	-	-
Barka	-	80	-
Lal Pir	-	(6)	(74)
Pak Gen	-	(16)	(76)
Ras Laffan	-	6	-
Gain (loss) on disposal, after taxes	$86	$64	$(150)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Year ended December 31,
	2011	2010	2009

	(in millions)
Revenue	$631	$1,453	$1,715
Income (loss) from operations of discontinued businesses, before taxes	$(113)	$(732)	$155
Income tax (expense) benefit	23	266	(48)
Income (loss) from operations of discontinued businesses, after taxes	$(90)	$(466)	$107
Gain (loss) on disposal of discontinued businesses, after taxes	$86	$64	$(150)

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Dispositions Tables [Abstract]
Schedule Of Business Acquisitions By Acquisition Fair Value Consideration [Table Text Block]
Agreed enterprise value	$4,719
Less: fair value of assumed long-term debt outstanding, net	(1,255)
Cash consideration paid to DPL's common stockholders	3,464
Add: cash paid for outstanding stock-based awards	19
Total cash consideration paid	$3,483

Schedule of Purchase Price Allocation [Table Text Block]
Cash	$116
Accounts receivable	278
Inventory	124
Other current assets	41
Property, plant and equipment	2,549
Intangible assets subject to amortization	166
Intangible assets - indefinite-lived	5
Regulatory assets	201
Other noncurrent assets	58
Current liabilities	(401)
Non-recourse debt	(1,255)
Deferred taxes	(558)
Regulatory liabilities	(117)
Other noncurrent liabilities	(195)
Redeemable preferred stock	(18)
Net identifiable assets acquired	994
Goodwill	2,489
Net assets acquired	$3,483

Business Acquisition, Pro Forma Information [Table Text Block]
		Net Income (Loss)
		Attributable to The
	Revenue	AES Corporation

	(in millions)
Actual from November 28, 2011 - December 31, 2011	$154	$(6)
Pro forma for 2011 (unaudited)	$18,945	$116
Pro forma for 2010 (unaudited)	$17,659	$101

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Tables [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31, 2011			December 31, 2010			December 31, 2009
	Income	Shares	$ per Share	Income	Shares	$ per Share	Income	Shares	$ per Share
BASIC EARNINGS PER SHARE
Income from continuing operations
attributable to The AES Corporation
common stockholders	$451	778	$0.58	$476	769	$0.62	$718	667	$1.08
EFFECT OF DILUTIVE SECURITIES
Stock options	-	2	-	-	2	-	-	1	-
Restricted stock units	-	3	-	-	3	-	-	2	(0.01)
DILUTED EARNINGS PER SHARE	$451	783	$0.58	$476	774	$0.62	$718	670	$1.07

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data Tables [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Quarter Ended 2011
	Mar 31	June 30	Sept 30	Dec 31(1)

	(in millions, except per share data)
Revenue	$4,156	$4,435	$4,307	$4,230
Gross margin	993	992	1,010	1,075
Income from continuing operations, net of tax (2)	490	436	203	405
Discontinued operations, net of tax	(7)	(9)	(28)	40
Net income	$483	$427	$175	$445
Net income (loss) attributable to The AES Corporation	$224	$174	$(131)	$(209)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Basic income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Diluted income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

	Quarter Ended 2010
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,805	$3,803	$3,885	$4,192
Gross margin	943	976	944	1,008
Income from continuing operations, net of tax (3)	379	423	281	378
Discontinued operations, net of tax	23	6	116	(547)
Net income	$402	$429	$397	$(169)
Net income (loss) attributable to The AES Corporation	$187	$144	$114	$(436)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Basic income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Diluted income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Schedule I - Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Registrant Tables [Abstract]
Unconsolidated Balance Sheet
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
UNCONSOLIDATED BALANCE SHEETS

	December 31,
	2011	2010

	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$189	$594
Restricted cash	50	10
Accounts and notes receivable from subsidiaries	871	839
Deferred income taxes	24	23
Prepaid expenses and other current assets	43	31
Total current assets	1,177	1,497
Investment in and advances to subsidiaries and affiliates	12,088	10,741
Office Equipment:
Cost	81	93
Accumulated depreciation	(67)	(59)
Office equipment, net	14	34
Other Assets:
Deferred financing costs (net of accumulated amortization of $74 and $39, respectively)	92	64
Deferred income taxes	525	352
Debt service reserves and other deposits	222	1
Total other assets	839	417
Total	$14,118	$12,689
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$21	$14
Accounts and notes payable to subsidiaries	317	253
Accrued and other liabilities	199	175
Term loan	-	200
Senior notes payable - current portion	305	263
Total current liabilities	842	905
Long-term Liabilities:
Senior notes payable	5,663	3,632
Junior subordinated notes and debentures payable	517	517
Accounts and notes payable to subsidiaries	1,007	1,055
Other long-term liabilities	143	107
Total long-term liabilities	7,330	5,311
Stockholders' equity:
Common stock	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive loss	(2,758)	(2,383)
Treasury stock	(489)	(216)
Total stockholders' equity	5,946	6,473
Total	$14,118	$12,689

Statements of Unconsolidated Operations
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED OPERATIONS

	For the Years Ended December 31
	2011	2010	2009

	(in millions)
Revenues from subsidiaries and affiliates	$59	$34	$39
Equity in earnings of subsidiaries and affiliates	357	590	983
Interest income	199	279	131
General and administrative expenses	(241)	(261)	(218)
Interest expense	(490)	(461)	(485)
Income before income taxes	(116)	181	450
Income tax benefit (expense)	174	(172)	208
Net income	$58	$9	$658

Statements of Unconsolidated Comprehensive Income
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED COMPREHENSIVE INCOME
YEARS ENDED DECEMBER 31, 2011, 2010, AND 2009

	2011	2010	2009

	(in millions)
NET INCOME	$58	$9	$658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax
(expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	(2)	-	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6

Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax
(expense) benefit of $18, $(11) and $(78), respectively	(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	154	103	(4)
Total foreign currency translation adjustments, net of tax	(143)	486	271

Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit
of $95, $37 and $21, respectively	(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit
of $(21), $(20) and $(20), respectively	121	172	(138)
Total change in fair value of derivatives, net of tax	(190)	(80)	40

Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit
of $25, $23 and $10, respectively	(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit
of $(1), $(12) and $0, respectively	2	1	-
Total change in unfunded pension obligation	(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)	(375)	379	294
COMPREHENSIVE INCOME (LOSS)	$(317)	$388	$952

Statements of Unconsolidated Cash Flows
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED CASH FLOWS

	For the Years Ended December 31,
	2011	2010	2009

	(in millions)
Net cash provided by operating activities	$1,569	$488	$178
Investing Activities:
Investment in and advances to subsidiaries	(2,823)	(1,185)	(452)
(Purchase)/sale of short term investments, net	2	(3)	(5)
Return of capital	363	300	166
(Increase) decrease in restricted cash	(261)	(2)	4
Additions to property, plant and equipment	(28)	(22)	(8)
Net cash used in investing activities	(2,747)	(912)	(295)
Financing Activities:
Borrowings under the revolver, net	295	-	-
Borrowings of notes payable and other coupon bearing securities	2,050	-	503
Repayments of notes payable and other coupon bearing securities	(477)	(914)	(154)
Loans (to) from subsidiaries	(744)	(154)	205
Proceeds from issuance of common stock	3	1,569	14
Purchase of treasury stock	(279)	(99)	-
Payments for deferred financing costs	(75)	(12)	(23)
Net cash provided by financing activities	773	390	545
Effect of exchange rate changes on cash
Increase (decrease) in cash and cash equivalents	(405)	(34)	428
Cash and cash equivalents, beginning	594	628	200
Cash and cash equivalents, ending	$189	$594	$628
Supplemental Disclosures:
Cash payments for interest, net of amounts capitalized	$392	$412	$410
Cash payments for income taxes, net of refunds	$(6)	$-	$-

Selected Unconsolidated Balance Sheet Data
	December 31,	December 31,
	2011	2010

	(in millions)
Assets
Investment in and advances to subsidiaries and affiliates	$12,088	$10,741
Deferred income taxes	$525	$352
Total other assets	$839	$417
Total assets	$14,118	$12,689

Liabilities and Stockholders' Equity
Other long-term liabilities	$143	$107
Total long-term liabilities	$7,330	$5,311
Additional paid-in capital	$8,507	$8,444
Retained earnings	$678	$620
Accumulated other comprehensive loss	$(2,758)	$(2,383)
Total stockholders' equity	$5,946	$6,473
Total liabilities and stockholders' equity	$14,118	$12,689

Selected Unconsolidated Operations Data
	For the Year Ended December 31,
	2011	2010	2009

	(in millions)
Equity in earnings of subsidiaries and affiliates	$357	$590	$983
Income before income taxes	$(116)	$181	$450
Income tax benefit (expense)	$174	$(172)	$208
Net income attributable to The AES Corporation	$58	$9	$658

Notes Payable
			December 31,
	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

Future Maturities of Debt
December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total debt		$6,485

Dividends From Subsidiaries and Affiliates
	2011	2010	2009

	(in millions)
Subsidiaries	$1,059	$944	$948
Affiliates	$25	$10	$60

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts Tables [Abstract]
Valuation and Qualifying Accounts
THE AES CORPORATION
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(IN MILLIONS)

		Balance at	Charged			Balance at
		Beginning of	to Cost	Amounts	Translation	the End of
		the Period	and Expense	Written off	Adjustment	the Period
Allowance for accounts receivables
(current and noncurrent)
Year ended December 31, 2009	.	$239	$104	$(109)	$42	$276
Year ended December 31, 2010	.	276	53	(37)	3	295
Year ended December 31, 2011	.	295	43	(41)	(24)	273

General and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Foreign Currency Translation Adjustments And Change In Derivative Fair Value Reclassed To Earnings On Disposal [Member]	Dec. 31, 2011 Dominican Republic [Member]	Dec. 31, 2011 Argentina [Member]	Dec. 31, 2011 Salvage Value [Member]	Dec. 31, 2011 Thames [Member]	Feb. 01, 2011 Thames [Member] mw	Dec. 31, 2011 Eastern Energy Subsidiary [Member]	Dec. 31, 2011 Borsod [Member]	Dec. 31, 2011 DPL Acquisition [Member] mw
General And Summary Of Significant Accounting Policies Details [Abstract]
Adoption of ASU 2009-16					$ 40					$ 40
Transfers Accounted For As Secured Borrowings Assets Carrying Amount	50								50
Maximum Interest Transferred To Purchasers Through Accounts Receivable Securitization Facility	50								50
Business Acquisition [Line Items]
Percent acquired																				100.00%
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Assets	45,333				40,511				45,333	40,511	39,535						158	166	9
Total Liabilities																	170	289	18
Total Revenue	4,230	4,307	4,435	4,156	4,192	3,885	3,803	3,805	17,128	15,685	12,974									154
Generation Capacity (MW)																	208			3,800
Deconsolidation Gain Or Loss Amount Deferred																		123	9
Amount Paid To Satisfy Guarantee																5
Change in Accounting Estimate [Line Items]
Change In Accounting Estimate Impact On Depreciation Expense															68
Change In Accounting Estimate Impact On Net Income															18
Change In Accounting Estimate Impact On Net Income Per Share															$ 0.02
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	295								295				49	232
Finite Lived Intangible Assets [Abstract]
Finite Lived Intangible Assets Useful Life Minimum									1
Finite Lived Intangible Assets Useful Life Maximum									50
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Abstract]
Adoption of ASU 2009-16					40					40
Transfers Accounted For As Secured Borrowings Assets Carrying Amount	50								50
Maximum Interest Transferred To Purchasers Through Accounts Receivable Securitization Facility	50								50
Restricted Cash and Cash Equivalents Items [Abstract]
Restricted Cash And Cash Equivalents Reclassified To Cash And Cash Equivalents	130								130
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Comprehensive income understatement												213
Comprehensive income previously reported												1,283
Comprehensive income attributable to The AES Corporation									$ 781	$ 1,496	$ 2,437

Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Coal, fuel oil and other raw materials	$ 444	$ 272
Spare parts and supplies	341	277
Total	$ 785	$ 549
Percentage Of FIFO Inventory	17.00%
Percentage Of Weighted Average Cost Inventory	81.00%

Property Plant and Equipment (Details)	12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Beckjord Unit 6 [Member] USD ($)	Dec. 31, 2011 Conesville Unit 4 [Member] USD ($)	Dec. 31, 2011 East Bend Station [Member] USD ($)	Dec. 31, 2011 Killen Station [Member] USD ($)	Dec. 31, 2011 Miami Fort Units 7 And 8 [Member] USD ($)	Dec. 31, 2011 Stuart Station [Member] USD ($)	Dec. 31, 2011 Zimmer Station [Member] USD ($)	Dec. 31, 2011 Transmission [Member] USD ($)	Dec. 31, 2011 Total Jointly Owned Plant [Member] USD ($)	Dec. 31, 2011 Regulated [Member] USD ($)	Dec. 31, 2010 Regulated [Member] USD ($)	Dec. 31, 2011 Non Regulated [Member] USD ($)	Dec. 31, 2010 Non Regulated [Member] USD ($)	Dec. 31, 2011 Electric generation and distribution facilities USD ($) years	Dec. 31, 2010 Electric generation and distribution facilities USD ($)	Dec. 31, 2011 Other buildings USD ($) years	Dec. 31, 2010 Other buildings USD ($)	Dec. 31, 2011 Furniture, fixtures and equipment USD ($) years	Dec. 31, 2010 Furniture, fixtures and equipment USD ($)	Dec. 31, 2011 Other USD ($) years	Dec. 31, 2010 Other USD ($)
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 31,143,000,000		$ 25,687,000,000											$ 14,468,000,000	$ 12,006,000,000	$ 16,675,000,000	$ 13,681,000,000	$ 26,905,000,000	$ 22,365,000,000	$ 2,924,000,000	$ 2,082,000,000	$ 476,000,000	$ 479,000,000	$ 838,000,000	$ 761,000,000
Accumulated depreciation	(8,944,000,000)		(8,447,000,000)											(5,029,000,000)	(4,961,000,000)	(3,915,000,000)	(3,486,000,000)
Net electric generation and distribution assets and other	22,199,000,000		17,240,000,000											9,439,000,000	7,045,000,000	12,760,000,000	10,195,000,000
Estimated Useful Life Minimum																		5		3		3		1
Estimated Useful Life Maximum																		69		50		31		46
Net electric generation, distribution assets and other related to discontinued operations	1,200,000,000		1,800,000,000
Interest Costs Incurred, Capitalized [Abstract]
Interest capitalized during development and construction	176,000,000		188,000,000	183,000,000
Other PP&E Disclosures
Reduction Of Property Plant And Equipment From Recovery Of Liquidated Damages	180,000,000	139,000,000
Property, plant and equipment (net of accumulated depreciation) mortgaged, pledged or subject to liens	12,900,000,000
Depreciation	1,200,000,000		1,000,000,000	867,000,000
Unamortized software costs included in net electric generation and distribution assets and other	156,000,000		163,000,000
Software amortization expense	46,000,000		50,000,000	46,000,000
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Balance at January 1	88,000,000		60,000,000
Additional liabilities incurred	1,000,000		22,000,000
Assumed in business combination	24,000,000		0
Accretion expense	6,000,000		5,000,000
Change in estimated cash flows	(1,000,000)		1,000,000
Translation adjustments	(1,000,000)		0
Balance at December 31	117,000,000		88,000,000	60,000,000
Fair Value Of Restricted Assets For Settling ARO's	1,000,000
Jointly Owned Utility Plant Interests [Line Items]
Ownership					50.00%	17.00%	31.00%	67.00%	36.00%	35.00%	28.00%
Production Capacity (MW)					210	129	186	402	368	820	365		2,480
Gross Plant In Service					0	0	0	331,000,000	239,000,000	181,000,000	161,000,000	34,000,000	946,000,000
Accumulated Depreciation					0	0	0	0	1,000,000	1,000,000	2,000,000	0	4,000,000
Construction Work in Process					$ 0	$ 2,000,000	$ 2,000,000	$ 4,000,000	$ 2,000,000	$ 14,000,000	$ 24,000,000	$ 0	$ 48,000,000

Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Available-for-sale securities	Dec. 31, 2010 Available-for-sale securities	Dec. 31, 2011 Interest Rate Derivatives	Dec. 31, 2010 Interest Rate Derivatives	Dec. 31, 2011 Cross Currency Swaps	Dec. 31, 2010 Cross Currency Swaps	Dec. 31, 2011 Foreign Currency	Dec. 31, 2010 Foreign Currency	Dec. 31, 2011 Commodity & Other	Dec. 31, 2010 Commodity & Other	Dec. 31, 2011 Yangcheng [Member] mw	Dec. 31, 2010 Deepwater Subsidiary [Member]	Feb. 01, 2011 Thames [Member] mw	Dec. 31, 2011 Recurring [Member]	Dec. 31, 2010 Recurring [Member]	Dec. 31, 2011 Nonrecurring [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Nonrecurring [Member] Edelap Edes And Central Dique [Member] mw	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Level 1 [Member] Recurring [Member]	Dec. 31, 2010 Level 1 [Member] Recurring [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Level 2 [Member] Recurring [Member]	Dec. 31, 2010 Level 2 [Member] Recurring [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Level 3 [Member] Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2010 Fair Value [Member]
Assets
Marketable securities	$ 1,356	$ 1,760																																																																																																													$ 1,356	$ 1,760	$ 1,356	$ 1,760
Derivative assets	120	119																																																																																																													120	119	120	119
Total assets																																																																																																															1,476	1,879	1,476	1,879
Liabilities
Debt																																																																																																															22,020	18,199	22,502	18,725
Derivative liabilities	690	358																																																																																																													690	358	690	358
Total liabilities																																																																																																															22,710	18,557	23,192	19,083
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Available-for-sale securities																	1,340	1,750																								1	8																						1,339	1,700																						0	42
Trading securities																	12	10																								12	10																						0	0																						0	0
Derivatives																	120	119																								2	0																						52	58																						66	61
Total Assets																	1,472	1,879																								15	18																						1,391	1,758																						66	103
Derivatives																	690	358																								0	0																						476	346																						214	12
Total Liabilities																	690	358																								0	0																						476	346																						214	12
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Abstract]
Carrying Amount															18						161	66	14	288	94	160	83	49	142	(9)	(123)	827	20	120	350	22	(7)	17	18	3	100
Fair Value																			5																									0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0			45	0	5	0	0	0	0	0	893	0	0	0	124	226	4	0	0	0	0	0	0			0	24	0	88	42	75	4	0	0	0	0	0	0	0	0	0	0	0	0	0	26
(Gain)/Loss	225	389	20																		116	42	9	200	52	85	79
(Gain) loss on disposal and impairment write-down - discontinued operations	388	209	(150)																									40	(751)	0	0	827	(104)	(106)	346	22	0
Other non-operating expense	82	7	12																																						74
Goodwill impairment	17	21	122												18																							17	18	3
Generation Capacity (MW)														2,100		208				68
Ownership Interest In Subsidiary														25.00%
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	49	0				(1)	(12)	10	(12)	22	0	18	24
Total gains (losses) (realized and unrealized):
Included in earnings	(43)	51				0	1	(4)	4	32	25	(71)	21
Included in other comprehensive income	(50)	1				(13)	(12)	(37)	13	0	0	0	0
Included in regulatory assets	8	(2)				0	(3)	0	0	0	0	8	1
Settlements	2	(17)				0	7	13	5	(3)	(1)	(8)	(28)
Transfers of assets (liabilities) into Level 3	(117)	(2)				(117)	0	0	0	0	(2)	0	0
Transfers of (assets) liabilities out of Level 3	3	18				3	18	0	0	0	0	0	0
Balance at end of period	(148)	49	0			(128)	(1)	(18)	10	51	22	(53)	18
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities held at the end of the period	(44)	40				0	0	(2)	7	29	24	(71)	9
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period				42	42
Settlements				(42)	0
Balance at end of period				0	42
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the end of the period				$ 0	$ 0

Investments In Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt securities:
Unsecured debentures	$ 665	$ 719
Certificates of deposit	576	873
Government debt securities	31	47
Other debt securities	0	42
Subtotal	1,272	1,681
Equity securities:
Mutual funds	67	62
Common stock	1	7
Subtotal	68	69
Total available-for-sale	1,340	1,750
Equity securities:
Mutual funds	12	10
Total trading	12	10
Total	1,352	1,760
Held-to-maturity securities	4	0
Total marketable securities	1,356	1,760
Footnotes to Marketable Securities Detail Table [Abstract]
Amortized cost of commmon stock available-for-sale	4	6
Other than temporary impairment on AFS securities	3
Gain Loss On Marketable Securities
Gains included in earnings that relate to trading securities held at the reporting date	1	0	1
Unrealized gains (losses) on available-for-sale securities included in other comprehensive income	2	2	10
Gains reclassified out of other comprehensive income into earnings	0	0	2
Proceeds from sales of available-for-sale securities	6,119	5,852	4,440
Gross realized gains on sales	3	2	3
Debt securities with future maturities greater than ten years	42
Level 1 [Member]
Debt securities:
Unsecured debentures	0	0
Certificates of deposit	0	0
Government debt securities	0	0
Other debt securities	0	0
Subtotal	0	0
Equity securities:
Mutual funds	0	1
Common stock	1	7
Subtotal	1	8
Total available-for-sale	1	8
Equity securities:
Mutual funds	12	10
Total trading	12	10
Total	13	18
Level 2 [Member]
Debt securities:
Unsecured debentures	665	719
Certificates of deposit	576	873
Government debt securities	31	47
Other debt securities	0	0
Subtotal	1,272	1,639
Equity securities:
Mutual funds	67	61
Common stock	0	0
Subtotal	67	61
Total available-for-sale	1,339	1,700
Equity securities:
Mutual funds	0	0
Total trading	0	0
Total	1,339	1,700
Level 3 [Member]
Debt securities:
Unsecured debentures	0	0
Certificates of deposit	0	0
Government debt securities	0	0
Other debt securities	0	42
Subtotal	0	42
Equity securities:
Mutual funds	0	0
Common stock	0	0
Subtotal	0	0
Total available-for-sale	0	42
Equity securities:
Mutual funds	0	0
Total trading	0	0
Total	$ 0	$ 42

Derivative Instruments and Hedging Activities (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Gener Subsidiary [Member] USD ($)	Dec. 31, 2011 Cartagena Affiliate [Member] USD ($)	Dec. 31, 2011 DPL Subsidiary [Member] USD ($)	Dec. 31, 2011 Regulated Revenue [Member] USD ($)	Dec. 31, 2010 Regulated Revenue [Member] USD ($)	Dec. 31, 2009 Regulated Revenue [Member] USD ($)	Dec. 31, 2011 Regulated Cost Of Sales [Member] USD ($)	Dec. 31, 2010 Regulated Cost Of Sales [Member] USD ($)	Dec. 31, 2009 Regulated Cost Of Sales [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives USD ($)	Dec. 31, 2010 Interest Rate Derivatives USD ($)	Dec. 31, 2009 Interest Rate Derivatives USD ($)	Dec. 31, 2011 Interest Rate Derivatives Cartagena Affiliate [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Cartagena Affiliate [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2010 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2009 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2011 Interest Rate Derivatives Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Discontinued Operations [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Discontinued Operations [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Discontinued Operations [Member] USD ($)	Dec. 31, 2011 Cross Currency Swaps USD ($)	Dec. 31, 2010 Cross Currency Swaps USD ($)	Dec. 31, 2009 Cross Currency Swaps USD ($)	Dec. 31, 2011 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2010 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2009 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2011 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2010 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2009 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2011 Foreign Currency USD ($)	Dec. 31, 2010 Foreign Currency USD ($)	Dec. 31, 2009 Foreign Currency USD ($)	Dec. 31, 2011 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2010 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2009 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2011 Foreign Currency Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2010 Foreign Currency Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2009 Foreign Currency Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] Non-regulated revenue USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] Non-regulated revenue USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] Non-regulated revenue USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] Non-regulated cost of sales USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] Non-regulated cost of sales USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] Non-regulated cost of sales USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Level 1 [Member] USD ($)	Dec. 31, 2010 Level 1 [Member] USD ($)	Dec. 31, 2011 Level 2 [Member] USD ($)	Dec. 31, 2010 Level 2 [Member] USD ($)	Dec. 31, 2011 Level 3 [Member] USD ($)	Dec. 31, 2010 Level 3 [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Libor USD [Member]	Dec. 31, 2011 Interest Rate Derivatives Euribor EUR [Member]	Dec. 31, 2011 Interest Rate Derivatives Libor GBP [Member]	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Libor USD [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Euribor EUR [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Euribor EUR [Member] EUR (€)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Libor GBP [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Libor GBP [Member] GBP (£)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Libor USD [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Euribor EUR [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Euribor EUR [Member] EUR (€)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Libor GBP [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Libor GBP [Member] GBP (£)	Dec. 31, 2011 Cross Currency Swaps Chilean Unidad De Fomento CLF [Member] USD ($)	Dec. 31, 2011 Cross Currency Swaps Chilean Unidad De Fomento CLF [Member] CLF	Dec. 31, 2011 Foreign Currency Options [Member] Euro EUR [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] Euro EUR [Member] EUR (€)	Dec. 31, 2011 Foreign Currency Options [Member] Brazilian Real BRL [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] Brazilian Real BRL [Member] BRL	Dec. 31, 2011 Foreign Currency Options [Member] Philippine Peso PHP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] Philippine Peso PHP [Member] PHP	Dec. 31, 2011 Foreign Currency Options [Member] British Pound GBP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] British Pound GBP [Member] GBP (£)	Dec. 31, 2011 Foreign Currency Forwards [Member] Euro EUR [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] British Pound GBP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] British Pound GBP [Member] GBP (£)	Dec. 31, 2011 Foreign Currency Forwards [Member] Chilean Peso CLP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Chilean Peso CLP [Member] CLP	Dec. 31, 2011 Foreign Currency Forwards [Member] Colombian Peso COP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Colombian Peso COP [Member] COP	Dec. 31, 2011 Foreign Currency Forwards [Member] Argentine Peso ARS [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Argentine Peso ARS [Member] ARS	Dec. 31, 2011 Foreign Currency Forwards [Member] Hungarian Forint HUF [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Current [Member] Euro EUR [Member] EUR (€)	Dec. 31, 2011 Foreign Currency Forwards [Member] Current [Member] Hungarian Forint HUF [Member] HUF	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Euro EUR [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Euro EUR [Member] EUR (€)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Philippine Peso PHP [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Philippine Peso PHP [Member] PHP	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Argentine Peso ARS [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Argentine Peso ARS [Member] ARS	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Kazakhstani Tenge KZT [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Kazakhstani Tenge KZT [Member] KZT	Dec. 31, 2011 Commodity Natural Gas MMBTU [Member] MMBTU	Dec. 31, 2011 Commodity Petcoke Metric Tons [Member] MetricTons	Dec. 31, 2011 Commodity Aluminum M Wh [Member] MWh	Dec. 31, 2011 Commodity Coal Metric Tons [Member] MetricTons	Dec. 31, 2011 Commodity Heating Oil Gallons [Member] gallon
Derivative Tables [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 3,800																																																																								$ 3,628	$ 872	€ 673	$ 90	£ 58	$ 4,697	$ 872	€ 673	$ 128	£ 82
Weighted Average Remaining Term																																																																						11	11	13											14	14	<1	<1	<1	<1	<1	<1	<1	<1	2	<1	<1	<1	<1	<1	<1	<1	<1	<1			9	9	2	2	11	11	8	8	12	12	8	3	1
% of Debt Currently Hedged by Index																																																																						67.00%	63.00%	87.00%											85.00%	85.00%
Notional Amount Of Foreign Currency Derivatives																																																																																			240		54	38	52	86	10	414	44	27	154	16	11	145	72,169	13	23,993	13	61	5	113	1,236	3	3	312	13,692	218	938	200	29,635
Notional (CLF)																																																																																				6
Probability Adjusted Notional																																																																																					52		49		7		35
Notional																																																																																																																	31,000,000	13,000,000	16,000,000	4,000,000	3,000,000
Current assets:
Foreign currency derivatives	28	6																																																										10	0	18	6	0	0	24	3	4	3
Commodity and other derivatives	21	5																																																										2	0	19	5	2	0	16	2	3	3
Total current assets	49	11																																																										12	0	37	11	2	0	40	5	7	6
Noncurrent assets:
Interest rate derivatives	0	49																																																										0	49	0	0	0	0	0	49	0	0
Foreign currency derivatives	61	27																																																										3	0	58	27	0	0	3	0	58	27
Cross currency derivatives	1	12																																																										1	12	0	0	0	0	0	0	1	12
Commodity and other derivatives	9	20																																																										0	0	9	20	0	0	9	4	0	16
Total noncurrent assets	71	108																																																										4	61	67	47	0	0	12	53	59	55
Total assets	120	119																																																										16	61	104	58	2	0	52	58	66	61
Current liabilities:
Interest rate derivatives	119	118																																																										110	107	9	11	0	0	97	118	22	0
Cross currency derivatives	5	2																																																										5	2	0	0	0	0	0	0	5	2
Foreign currency derivatives	6	13																																																										1	8	5	5	0	0	5	13	1	0
Commodity and other derivatives	23	0																																																										0	0	23	0	0	0	17	0	6	0
Total current liabilities	153	133																																																										116	117	37	16	0	0	119	131	34	2
Noncurrent liabilities:
Interest rate derivatives	440	201																																																										425	186	15	15	0	0	334	200	106	1
Cross currency derivatives	14	0																																																										14	0	0	0	0	0	0	0	14	0
Foreign currency derivatives	20	23																																																										0	0	20	23	0	0	10	15	10	8
Commodity and other derivatives	63	1																																																										3	0	60	1	0	0	13	0	50	1
Total noncurrent liabilities	537	225																																																										442	186	95	39	0	0	357	215	180	10
Total liabilities	690	358																																																										558	303	132	55	0	0	476	346	214	12
AOCI to be recognized in next 12 months table
Accumulated Other Comprehensive Income (Loss)					(94)								(101)																	(1)									7									(1)
Gain Loss By Type Of Derivative Tables
Gains (Losses) Recognized in AOCL	(487)	(249)	219										(475)	(243)	49	(49)	(29)													(36)	11	48							24	(9)	2							0	(8)	120
Gains (Losses) Reclassified from AOCL into Earnings	(159)	(90)	(24)															(125)	(108)	(72)	(3)	(2)	0	(4)	(1)	0	0	(113)	(35)				(10)	(1)	2	(16)	25	43				1	(3)	0							0	0	3	(2)	0	0	0	11	190
Gains (Losses) Recognized in Earnings (ineffective portion)	(12)	(10)	(20)															(6)	(15)	(8)				(2)	0	(1)							(4)	5	(11)							0	0	0
Gains (Losses) Recognized in Earnings (not designated as hedging instruments)	(31)	(21)	(93)				1	0	0	(5)	0	0						(4)	(9)	(26)																						57	(36)	(38)	0	(2)	0				(71)	21	1	(9)	5	(30)
Footnotes To AOCI Gain Loss Tables
Gain Loss Reclassified Into Earnings Discontinuance Of Cash Flow Hedge Net	0	(1)	0
IPL Regulatory Activity Narrative
Change In Regulatory Asset Resulting From Change In Derivative Fair Value	5	3
Change In Regulatory Liability Resulting From Change In Derivative Fair Value	8	1
Credit Risk-Related Contingent Features [Line Items]
Net liability position, derivative transactions				18		28
Collateral posted for derivative transactions	16	0
Cash Collateral Received From Counterparties	$ 3	$ 0

Investments In and Advances To Affiliates (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	$ 1,422,000,000				$ 1,320,000,000				$ 1,422,000,000	$ 1,320,000,000	$ 1,157,000,000
Valuation Allowance Deferred Tax Asset Change In Amount									374,000,000	322,000,000
Other non-operating expense									82,000,000	7,000,000	12,000,000
Investments In And Advances To Affiliates Financial Information Disclosure [Abstract]
Revenues									17,128,000,000	15,685,000,000	12,974,000,000
Gross margin	1,075,000,000	1,010,000,000	992,000,000	993,000,000	1,008,000,000	944,000,000	976,000,000	943,000,000	4,070,000,000	3,871,000,000	3,294,000,000
Net income (loss)	445,000,000	175,000,000	427,000,000	483,000,000	(169,000,000)	397,000,000	429,000,000	402,000,000	1,530,000,000	1,059,000,000	1,755,000,000
Current assets	9,228,000,000				9,446,000,000				9,228,000,000	9,446,000,000
Current liabilities	8,446,000,000				8,065,000,000				8,446,000,000	8,065,000,000
Noncurrent Liabilities	27,080,000,000				21,973,000,000				27,080,000,000	21,973,000,000
Noncontrolling interests	3,783,000,000				3,940,000,000				3,783,000,000	3,940,000,000
Stockholder's equity	5,946,000,000				6,473,000,000				5,946,000,000	6,473,000,000
Undistributed Earnings Of Minority Owned Affiliates Included In Retained Earnings	136,000,000								136,000,000
Distributions Received From Minority Owned Affiliates									36,000,000	49,000,000	35,000,000
Basis Difference Between Carrying Amount And Investment	145,000,000								145,000,000
Minority Owned Affiliates [Member]
Investments In And Advances To Affiliates Financial Information Disclosure [Abstract]
Revenues									1,668,000,000	1,341,000,000	1,229,000,000
Gross margin									258,000,000	207,000,000	240,000,000
Net income (loss)									(5,000,000)	100,000,000	110,000,000
Current assets	1,182,000,000				948,000,000				1,182,000,000	948,000,000
Noncurrent assets	4,298,000,000				4,131,000,000				4,298,000,000	4,131,000,000
Current liabilities	899,000,000				687,000,000				899,000,000	687,000,000
Noncurrent Liabilities	1,720,000,000				1,597,000,000				1,720,000,000	1,597,000,000
Noncontrolling interests	(240,000,000)				(206,000,000)				(240,000,000)	(206,000,000)
Stockholder's equity	3,101,000,000				3,001,000,000				3,101,000,000	3,001,000,000
Majority Owned Affiliates [Member]
Investments In And Advances To Affiliates Financial Information Disclosure [Abstract]
Revenues									24,000,000	20,000,000	158,000,000
Gross margin									24,000,000	18,000,000	71,000,000
Net income (loss)									(5,000,000)	7,000,000	(5,000,000)
Current assets	58,000,000				114,000,000				58,000,000	114,000,000
Noncurrent assets	519,000,000				646,000,000				519,000,000	646,000,000
Current liabilities	109,000,000				144,000,000				109,000,000	144,000,000
Noncurrent Liabilities	269,000,000				242,000,000				269,000,000	242,000,000
Noncontrolling interests	0				125,000,000				0	125,000,000
Stockholder's equity	199,000,000				249,000,000				199,000,000	249,000,000
Solar Energy Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	225,000,000				256,000,000				225,000,000	256,000,000
Effective Ownership %	50.00%				50.00%				50.00%	50.00%
Other Than Temporary Impairment Recognized At Investment Affiliate									40,000,000
Other Than Temporary Impairment Recognized At Investment Affiliate Investor Impact	20,000,000								20,000,000
Solar Power Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	91,000,000				8,000,000				91,000,000	8,000,000
Effective Ownership %	50.00%				50.00%				50.00%	50.00%
AES Solar Power PR LLC [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	8,000,000				0				8,000,000	0
Effective Ownership %	50.00%				0.00%				50.00%	0.00%
Generation Capacity (MW)	24								24
Barry Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	0				0				0	0
Effective Ownership %	100.00%				100.00%				100.00%	100.00%
Long Term Liabilities Associated With Debt Agreement Resulting In Loss Of Control	52,000,000				53,000,000				52,000,000	53,000,000
CEMIG [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	14,000,000				22,000,000				14,000,000	22,000,000
Effective Ownership %	72.00%				72.00%				72.00%	72.00%
Chigen Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	30,000,000				146,000,000				30,000,000	146,000,000
Effective Ownership %	25.00%				25.00%				25.00%	25.00%
Other non-operating expense									74,000,000
China Wind Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	75,000,000				69,000,000				75,000,000	69,000,000
Effective Ownership %	49.00%				49.00%				49.00%	49.00%
Elsta Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	197,000,000				202,000,000				197,000,000	202,000,000
Effective Ownership %	50.00%				50.00%				50.00%	50.00%
Guacolda Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	186,000,000				149,000,000				186,000,000	149,000,000
Effective Ownership %	35.00%				35.00%				35.00%	35.00%
Ictas Energy Group Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	161,000,000				151,000,000				161,000,000	151,000,000
Effective Ownership %	51.00%				51.00%				51.00%	51.00%
Innovent Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	32,000,000				31,000,000				32,000,000	31,000,000
Effective Ownership %	40.00%				40.00%				40.00%	40.00%
JHRH Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	59,000,000				39,000,000				59,000,000	39,000,000
Effective Ownership %	49.00%				35.00%				49.00%	35.00%
Investment In Joint Venture									15,000,000
Investment Affiliate Incremental Ownership Percentage	14.00%								14.00%
OPGC Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	203,000,000				224,000,000				203,000,000	224,000,000
Effective Ownership %	49.00%				49.00%				49.00%	49.00%
Trinidad Generation Unlimited Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	19,000,000				20,000,000				19,000,000	20,000,000
Effective Ownership %	10.00%				10.00%				10.00%	10.00%
Entek [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	121,000,000				0				121,000,000	0
Effective Ownership %	50.00%				0.00%				50.00%	0.00%
Generation Capacity (MW)	312								312
Investment In Joint Venture			13,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid During Period				136,000,000					149,000,000
SEB [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Release Of Affiliate Loan Amount										1,400,000,000
Payment Received From Counterparty Settlement Amount										25,000,000
Gain Recognized On Consummation Of Share Purchase Agreement										115,000,000
Net Tax Expense Not Recorded As Equity Earnings Amount										70,000,000
Other Affiliates [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	$ 1,000,000				$ 3,000,000				$ 1,000,000	$ 3,000,000

Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill Roll Forward
Goodwill	$ 1,486	$ 1,493
Accumulated impairment losses	(215)	(194)
Net balance	1,271	1,299
Impairment losses	17	21	122
Goodwill acquired during the year	2,489
Goodwill associated with the sale of a business	0
Foreign currency translation and other	(10)	(7)
Goodwill	3,965	1,486	1,493
Accumulated impairment losses	(232)	(215)	(194)
Net balance	3,733	1,271	1,299
Finite Lived Intangible Assets [Line Items]
Gross Balance	667	538
Accumulated Amortization	164	151
Net Balance	503	387
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	138
Estimated Amortization Expense 2013	32
Estimated Amortization Expense 2014	23
Estimated Amortization Expense 2015	22
Estimated Amortization Expense 2016	15
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	63	61
Intangible Assets Other Disclosures [Abstract]
Gross Balance	730	599
Net Balance	566	448
Total intangible assets acquired	172	227
Intangible asset amortization expense	36	14	16
Project Development Rights [Member}
Acquired Finite Lived Intangible Assets [Line Items]
Amount		141
Contractual Payment Rights [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount		65
Weighted Average Amortization Period		10
Emission Allowances [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount		14
Electric Security Plan [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	88
Weighted Average Amortization Period	1
Customer Relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	30
Weighted Average Amortization Period	12
Customer Contracts [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	45
Weighted Average Amortization Period	3
Other Intangible Assets [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	4
Land Use Rights [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	52	51
Acquired Indefinite Lived Intangible Assets [Line Items]
Amount		7
Emission Allowances [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	4	8
Other Intangible Assets [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	2	2
Trade Names [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	5	0
Acquired Indefinite Lived Intangible Assets [Line Items]
Amount	5
Project Development Rights [Member}
Finite Lived Intangible Assets [Line Items]
Gross Balance	102	117
Accumulated Amortization	0	0
Net Balance	102	117
Sales Concessions [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	156	162
Accumulated Amortization	(92)	(89)
Net Balance	64	73
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	6
Estimated Amortization Expense 2013	6
Estimated Amortization Expense 2014	6
Estimated Amortization Expense 2015	6
Estimated Amortization Expense 2016	5
Contractual Payment Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	69	65
Accumulated Amortization	(13)	(4)
Net Balance	56	61
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	9
Estimated Amortization Expense 2013	9
Estimated Amortization Expense 2014	9
Estimated Amortization Expense 2015	9
Estimated Amortization Expense 2016	3
Land Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	49	50
Accumulated Amortization	(4)	(2)
Net Balance	45	48
Management Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	39	66
Accumulated Amortization	(13)	(30)
Net Balance	26	36
Emission Allowances [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	18	8
Accumulated Amortization	0	0
Net Balance	18	8
Electric Security Plan [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	88	0
Accumulated Amortization	(9)	0
Net Balance	79	0
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	79
Estimated Amortization Expense 2013	0
Estimated Amortization Expense 2014	0
Estimated Amortization Expense 2015	0
Estimated Amortization Expense 2016	0
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	30	0
Accumulated Amortization	0	0
Net Balance	30	0
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	35
Estimated Amortization Expense 2013	11
Estimated Amortization Expense 2014	4
Estimated Amortization Expense 2015	3
Estimated Amortization Expense 2016	3
Customer Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	45	0
Accumulated Amortization	(3)	0
Net Balance	42	0
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	71	70
Accumulated Amortization	(30)	(26)
Net Balance	41	44
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	9
Estimated Amortization Expense 2013	6
Estimated Amortization Expense 2014	4
Estimated Amortization Expense 2015	4
Estimated Amortization Expense 2016	4
Deepwater Subsidiary [Member]
Goodwill Roll Forward
Impairment losses		18
Carrying Amount		18
Kilroot Subsidiary [Member]
Goodwill Roll Forward
Impairment losses			118
Ukraine Subsidiaries [Member]
Goodwill Roll Forward
Impairment losses			4
Chigen Affiliate [Member]
Goodwill Roll Forward
Impairment losses	17
Carrying Amount	17
Latin America Generation [Member]
Goodwill Roll Forward
Goodwill	926	926
Accumulated impairment losses	(24)	(24)
Net balance	902	902
Impairment losses	0	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	926	926
Accumulated impairment losses	(24)	(24)
Net balance	902	902
Latin America Utilities [Member]
Goodwill Roll Forward
Goodwill	140	140
Accumulated impairment losses	(7)	(7)
Net balance	133	133
Impairment losses	0	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	140	140
Accumulated impairment losses	(7)	(7)
Net balance	133	133
North America Generation [Member]
Goodwill Roll Forward
Goodwill	101	111
Accumulated impairment losses	(38)	(20)
Net balance	63	91
Impairment losses	0	(18)
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	(10)	(10)
Goodwill	91	101
Accumulated impairment losses	(38)	(38)
Net balance	53	63
North America Utilities [Member]
Goodwill Roll Forward
Goodwill	0	0
Accumulated impairment losses	0	0
Net balance	0	0
Impairment losses	0	0
Goodwill acquired during the year	2,489
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	2,489	0
Accumulated impairment losses	0	0
Net balance	2,489	0
Europe Generation [Member]
Goodwill Roll Forward
Goodwill	137	137
Accumulated impairment losses	(137)	(137)
Net balance	0	0
Impairment losses	0	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	137	137
Accumulated impairment losses	(137)	(137)
Net balance	0	0
Asia Generation [Member]
Goodwill Roll Forward
Goodwill	81	78
Accumulated impairment losses	0	0
Net balance	81	78
Impairment losses	(17)	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	3
Goodwill	81	81
Accumulated impairment losses	(17)	0
Net balance	64	81
Corporate Other And Other Eliminations [Member]
Goodwill Roll Forward
Goodwill	101	101
Accumulated impairment losses	(9)	(6)
Net balance	92	95
Impairment losses	0	(3)
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	101	101
Accumulated impairment losses	(9)	(9)
Net balance	$ 92	$ 92

Regulatory Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 integer	Dec. 31, 2010
Regulatory Assets [Line Items]
Total Current Regulatory Assets	$ 391	$ 212
Total Non Current Regulatory Assets	847	470
Total Regulatory Assets	1,238	682
Number of installments through which the Brazil tariff recoveries are made	24
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	733	284
Total Non Current Regulatory Liabilities	1,279	1,132
Total Regulatory Liabilities	2,012	1,416
Latin America Regulatory Liability [Member]
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities	1,333	890
North America Regulatory Liability [Member]
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities	679	526
Efficiency Program Costs [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	29	58
Total Non Current Regulatory Liabilities	44	54
Brazil Tariff Recoveries Energy Purchases [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	305	118
Total Non Current Regulatory Liabilities	76	69
Brazil Tariff Recoveries Transmission Costs Regulatory Fees And Other [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	172	71
Total Non Current Regulatory Liabilities	64	57
Asset Retirement Obligation Costs Member
Regulatory Liabilities [Line Items]
Total Non Current Regulatory Liabilities	649	509
Brazil Special Obligations [Member]
Regulatory Liabilities [Line Items]
Total Non Current Regulatory Liabilities	422	435
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	37	37
Total Non Current Regulatory Liabilities	24	8
Brazil Tariff Reset Adjustment
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	190	0
Latin America Regulatory Asset [Member]
Regulatory Assets [Line Items]
Total Regulatory Assets	546	265
North America Regulatory Asset [Member]
Regulatory Assets [Line Items]
Total Regulatory Assets	692	417
Brazil Tariff Recoveries Energy Purchases [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	79	62
Total Non Current Regulatory Assets	84	18
Brazil Tariff Recoveries Transmission Costs Regulatory Fees And Other [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	185	82
Total Non Current Regulatory Assets	86	32
El Salvador Tariff Recoveries [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	108	67
Defined Benefit Pension Obligations at IPL and DPL
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	399	235
Income Taxes Recoverable From Customers [Member]
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	76	66
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	19	1
Total Non Current Regulatory Assets	122	39
Other noncurrent regulatory assets that did not earn a rate of return	37	14
Other current regulatory assets that did not earn a rate of return	12	0
Deferred Midwest Independent Service Operator Costs [Member]
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	$ 80	$ 80

Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010
Debt Details [Line Items]
Non-recourse debt - current	$ 2,123,000,000	$ 2,503,000,000
Non-recourse debt - noncurrent	13,412,000,000	11,084,000,000
Non-recourse debt	15,535,000,000	13,587,000,000
Recourse debt - current	305,000,000	463,000,000
Recourse debt - noncurrent	6,180,000,000	4,149,000,000
Recourse debt	6,485,000,000	4,612,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	6,485,000,000	4,612,000,000
Amount paid to settle interest rate locks	24,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	15,535,000,000	13,587,000,000
Non Recourse Debt Other Disclosures [Abstract]
Aggregate notional principal of interest rate swaps and interest rate option agreements	3,800,000,000
Range of interest rates on non-recourse debt fixed by interest rate swaps (minimum)	1.44%
Range of interest rates on non-recourse debt fixed by interest rate swaps (maximum)	6.98%
Range of interest rates on non-recourse debt fixed by interest rate options (minimum)	1.00%
Range of interest rates on non-recourse debt fixed by interest rate options (maximum)	7.00%
Range of expiration dates for interest rate swaps and options on non-recourse debt	The agreements expire at various dates from 2016 through 2028.
Debt excluded from non-recourse debt and included in current and long-term liabilities of held for sale and discontinued businesses	1,300,000,000	1,500,000,000
Committed but unused credit facilities available to fund construction and other related costs and AES subsidiaries with facilities under construction	1,400,000,000
Available but unused committed revolving credit lines to support working capital, debt service reserves and other business needs (excluding construction)	1,200,000,000
Weighted average interest rate on borrowings under revolving credit lines	14.75%
Non Recourse Debt Covenants Restrictions And Defaults [Abstract]
Restricted cash and debt service reserves	594,000,000	539,000,000
Restricted net assets of subsidiaries	3,300,000,000
Nonrecourse Debt Default [Line Items]
Default	1,252,000,000
Recourse Debt Covenants And Guarantees [Abstract]
Debt Instrument Restrictive Covenants		Recourse Debt Covenants and Guarantees Certain of the Company’s obligations under the senior secured credit facility are guaranteed by its direct subsidiaries through which the Company owns its interests in the AES Shady Point, AES Hawaii, AES Warrior Run and AES Eastern Energy businesses. On December 30, 2011, AES Eastern Energy filed for bankruptcy and was deconsolidated. See Note 1—General and Summary of Significant Accounting Policies for additional information. The Company’s obligations under the senior secured credit facility are, subject to certain exceptions, secured by: (i) all of the capital stock of domestic subsidiaries owned directly by the Company and 65% of the capital stock of certain foreign subsidiaries owned directly or indirectly by the Company; and (ii) certain intercompany receivables, certain intercompany notes and certain intercompany tax sharing agreements. The senior secured credit facility is subject to mandatory prepayment under certain circumstances, including the sale of a guarantor subsidiary. In such a situation, the net cash proceeds from the sale of a Guarantor or any of its subsidiaries must be applied pro rata to repay the term loan using 60% of net cash proceeds, reduced to 50% when and if the parent’s recourse debt to cash flow ratio is less than 5:1. The lenders have the option to waive their pro rata redemption. The senior secured credit facility contains customary covenants and restrictions on the Company’s ability to engage in certain activities, including, but not limited to, limitations on other indebtedness, liens, investments and guarantees; limitations on restricted payments such as shareholder dividends and equity repurchases; restrictions on mergers and acquisitions, sales of assets, leases, transactions with affiliates and off-balance sheet or derivative arrangements; and other financial reporting requirements. The senior secured credit facility also contains financial covenants requiring the Company to maintain certain financial ratios including a cash flow to interest coverage ratio, calculated quarterly, which provides that a minimum ratio of the Company’s adjusted operating cash flow to the Company’s interest charges related to recourse debt of 1.3× must be maintained at all times and a recourse debt to cash flow ratio, calculated quarterly, which provides that the ratio of the Company’s total recourse debt to the Company’s adjusted operating cash flow must not exceed a maximum at any time of 7.5× at December 31, 2011. The terms of the Company’s senior unsecured notes and senior secured credit facility contain certain covenants including, without limitation, limitation on the Company’s ability to incur liens or enter into sale and leaseback transactions.
Term Convertible Trust Securities [Abstract]
Original Issue Number Of TECONS	10,350,000
TECONS Par Per Share	$ 3.375
Current Redemption Value Of TECONS	$ 50
Proceeds From Issuance Of TECONS	517,000,000
Junior Subordinated Debentures Purchased With Proceeds From Issuance Of TECONS	517,000,000
TECONS Common Stock Conversion Ratio	1.4216
TECONS Common Stock Conversion Price Per Share	$ 35.17
Dividend Rate Of TECONS	6.75%
Number Of Quarters That TECONS Dividends May Be Deferred If Elected	20
Maximum shares of common stock AES would be required to issue should all holders decide to convert their securities	14.7
Sonel [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	305,000,000
Kelanitissa [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	48,000,000
Maritza [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	204,000,000
Covenant Violation [Member] | Sonel [Member]
Nonrecourse Debt Default [Line Items]
Default	331,000,000
Covenant Violation [Member] | Kelanitissa [Member]
Nonrecourse Debt Default [Line Items]
Default	16,000,000
Covenant Violation [Member] | Maritza [Member]
Nonrecourse Debt Default [Line Items]
Default	905,000,000
Debt Maturity Year One [Member]
Debt Details [Line Items]
Non-recourse debt	2,123,000,000
Recourse debt	305,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	305,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	2,123,000,000
Debt Maturity Year Two [Member]
Debt Details [Line Items]
Non-recourse debt	1,358,000,000
Recourse debt	11,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	11,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	1,358,000,000
Debt Maturity Year Three [Member]
Debt Details [Line Items]
Non-recourse debt	1,661,000,000
Recourse debt	509,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	509,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	1,661,000,000
Debt Maturity Year Four [Member]
Debt Details [Line Items]
Non-recourse debt	812,000,000
Recourse debt	511,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	511,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	812,000,000
Debt Maturity Year Five [Member]
Debt Details [Line Items]
Non-recourse debt	2,260,000,000
Recourse debt	523,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	523,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	2,260,000,000
Debt Maturity Thereafter [Member]
Debt Details [Line Items]
Non-recourse debt	7,321,000,000
Recourse debt	4,626,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	4,626,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	7,321,000,000
Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	0	200,000,000
Interest Rate - Percent Over LIBOR	1.75%
Recourse Debt Transactions [Abstract]
Recourse debt	0	200,000,000
Interest Rate - Percent Over LIBOR	1.75%
Senior Unsecured Note 8875 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	0	129,000,000
Interest Rate	8.88%
Recourse Debt Transactions [Abstract]
Recourse debt	0	129,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.88%
Senior Unsecured Note 8375 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	0	134,000,000
Interest Rate	8.38%
Recourse Debt Transactions [Abstract]
Recourse debt	0	134,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.38%
Senior Unsecured Note 775 Due 2014 [Member]
Debt Details [Line Items]
Recourse debt	500,000,000	500,000,000
Interest Rate	7.75%
Recourse Debt Transactions [Abstract]
Recourse debt	500,000,000	500,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	7.75%
Senior Unsecured Note 775 Due 2015 [Member]
Debt Details [Line Items]
Recourse debt	500,000,000	500,000,000
Interest Rate	7.75%
Recourse Debt Transactions [Abstract]
Recourse debt	500,000,000	500,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	7.75%
Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member]
Debt Details [Line Items]
Recourse debt	295,000,000	0
Interest Rate - Percent Over LIBOR	3.00%
Recourse Debt Transactions [Abstract]
Recourse debt	295,000,000	0
Interest Rate - Percent Over LIBOR	3.00%
Senior Unsecured Note 975 Due 2016 [Member]
Debt Details [Line Items]
Recourse debt	535,000,000	535,000,000
Interest Rate	9.75%
Recourse Debt Transactions [Abstract]
Recourse debt	535,000,000	535,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	9.75%
Senior Unsecured Note 800 Due 2017 [Member]
Debt Details [Line Items]
Recourse debt	1,500,000,000	1,500,000,000
Interest Rate	8.00%
Recourse Debt Transactions [Abstract]
Recourse debt	1,500,000,000	1,500,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.00%
Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member]
Debt Details [Line Items]
Recourse debt	1,042,000,000	0
Interest Rate - Percent Over LIBOR	3.25%
Recourse Debt Transactions [Abstract]
Recourse debt	1,042,000,000	0
Interest Rate - Percent Over LIBOR	3.25%
Interest Rate - Percent Over Base Rate	2.25%
Senior Unsecured Note 800 Due 2020 [Member]
Debt Details [Line Items]
Recourse debt	625,000,000	625,000,000
Interest Rate	8.00%
Recourse Debt Transactions [Abstract]
Recourse debt	625,000,000	625,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.00%
Senior Unsecured Note 7375 Due 2021 [Member]
Debt Details [Line Items]
Recourse debt	1,000,000,000	0
Interest Rate	7.38%
Recourse Debt Transactions [Abstract]
Recourse debt	1,000,000,000	0
Issue price of debt	101.00%
Non Recourse Debt Transactions [Abstract]
Interest Rate	7.38%
Term Convertible Trust Securities 675 Due 2029 [Member]
Debt Details [Line Items]
Recourse debt	517,000,000	517,000,000
Interest Rate	6.75%
Recourse Debt Transactions [Abstract]
Recourse debt	517,000,000	517,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	6.75%
Unamortized Discounts [Member]
Debt Details [Line Items]
Recourse debt	(29,000,000)	(28,000,000)
Recourse Debt Transactions [Abstract]
Recourse debt	(29,000,000)	(28,000,000)
Senior Unsecured Note 7375 Due 2021 And Senior Secured Term Loan Libor Plus 325 [Member]
Debt Details [Line Items]
Recourse debt	2,050,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	2,050,000,000
Bank Loans [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	3,430,000,000	3,052,000,000
Interest Rate	2.95%
Maturity (range start)	2012
Maturity (range end)	2028
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	3,430,000,000	3,052,000,000
Interest Rate	2.95%
Bank Loans [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	412,000,000	424,000,000
Interest Rate	8.24%
Maturity (range start)	2012
Maturity (range end)	2023
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	412,000,000	424,000,000
Interest Rate	8.24%
Notes and Bonds [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	2,178,000,000	2,982,000,000
Interest Rate	11.70%
Maturity (range start)	2012
Maturity (range end)	2040
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	2,178,000,000	2,982,000,000
Interest Rate	11.70%
Notes and Bonds [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	6,487,000,000	4,269,000,000
Interest Rate	6.37%
Maturity (range start)	2012
Maturity (range end)	2061
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	6,487,000,000	4,269,000,000
Interest Rate	6.37%
Multilateral Debt [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	1,989,000,000	1,848,000,000
Interest Rate	3.30%
Maturity (range start)	2012
Maturity (range end)	2027
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	1,989,000,000	1,848,000,000
Interest Rate	3.30%
Multilateral Debt [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	513,000,000	467,000,000
Interest Rate	6.57%
Maturity (range start)	2012
Maturity (range end)	2027
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	513,000,000	467,000,000
Interest Rate	6.57%
Other Nonrecourse Debt [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	321,000,000	363,000,000
Interest Rate	3.83%
Maturity (range start)	2012
Maturity (range end)	2041
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	321,000,000	363,000,000
Interest Rate	3.83%
Other Nonrecourse Debt [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	205,000,000	182,000,000
Interest Rate	11.66%
Maturity (range start)	2012
Maturity (range end)	2039
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	205,000,000	182,000,000
Interest Rate	11.66%
Senior Note 650 Due 2016 [Member]
Debt Details [Line Items]
Non-recourse debt	450,000,000
Interest Rate	6.50%
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	450,000,000
Interest Rate	6.50%
Senior Note 725 Due 2021 [Member]
Debt Details [Line Items]
Non-recourse debt	800,000,000
Interest Rate	7.25%
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	800,000,000
Interest Rate	7.25%
Carrying Reported Amount Debt Disclosure [Member]
Debt Details [Line Items]
Non-recourse debt	15,535,000,000	13,587,000,000
Recourse debt	6,485,000,000	4,612,000,000
Total debt	22,020,000,000	18,199,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	6,485,000,000	4,612,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	15,535,000,000	13,587,000,000
Estimate Of Fair Value Debt Disclosure [Member]
Debt Details [Line Items]
Non-recourse debt	15,862,000,000	13,857,000,000
Recourse debt	6,640,000,000	4,868,000,000
Total debt	22,502,000,000	18,725,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	6,640,000,000	4,868,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	$ 15,862,000,000	$ 13,857,000,000

Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Operating Abstract
Rental Expense Under Operating Lease Commitments	$ 63,000,000	$ 56,000,000	$ 60,000,000
Operating Leases Future Minimum Payments Due Abstract
Future Minimum Lease Payments Under Operating Lease 2012	57,000,000
Future Minimum Lease Payments Under Operating Lease 2013	57,000,000
Future Minimum Lease Payments Under Operating Lease 2014	55,000,000
Future Minimum Lease Payments Under Operating Lease 2015	54,000,000
Future Minimum Lease Payments Under Operating Lease 2016	54,000,000
Future Minimum Lease Payments Under Operating Lease Thereafter	730,000,000
Future Minimum Lease Payments Under Operating Lease Total	1,007,000,000
Leases Capital Abstract
Gross Value Of Leased Assets	95,000,000	97,000,000
Capital Leases Future Minimum Payments Due [Abstract]
Future Minimum Lease Payments Under Capital Leases 2012	14,000,000
Future Minimum Lease Payments Under Capital Leases 2013	11,000,000
Future Minimum Lease Payments Under Capital Leases 2014	10,000,000
Future Minimum Lease Payments Under Capital Leases 2015	9,000,000
Future Minimum Lease Payments Under Capital Leases 2016	9,000,000
Future Minimum Lease Payments Under Capital Leases Thereafter	125,000,000
Future Minimum Lease Payments Under Capital Leases Total	178,000,000
Future Minimum Lease Payments Under Capital Leases Less Imputed	106,000,000
Present Value Of Total Minimum Lease Payments	72,000,000
Electricity Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	2,500,000,000	2,400,000,000	2,100,000,000
Future Commitments 2012	2,800,000,000
Future Commitments 2013	2,412,000,000
Future Commitments 2014	2,034,000,000
Future Commitments 2015	1,995,000,000
Future Commitments 2016	1,979,000,000
Future Commitments Thereafter	23,887,000,000
Future Commitments Total	35,107,000,000
Fuel Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	1,700,000,000	1,700,000,000	1,200,000,000
Future Commitments 2012	1,980,000,000
Future Commitments 2013	1,187,000,000
Future Commitments 2014	790,000,000
Future Commitments 2015	663,000,000
Future Commitments 2016	661,000,000
Future Commitments Thereafter	4,875,000,000
Future Commitments Total	10,156,000,000
Other Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	1,700,000,000	1,600,000,000	2,700,000,000
Future Commitments 2012	1,831,000,000
Future Commitments 2013	1,454,000,000
Future Commitments 2014	1,209,000,000
Future Commitments 2015	968,000,000
Future Commitments 2016	883,000,000
Future Commitments Thereafter	9,496,000,000
Future Commitments Total	$ 15,841,000,000

Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010
Environmental Contingencies Disclosure [Abstract]
Liability recorded for projected environmental remediation costs	$ 26,000,000
Guarantees Letters Of Credit [Abstract]
The range of expiration dates of guarantees made by the Parent Company	The expiration dates of these guarantees vary from less than one year to more than 15 years.
Obligations made by the Parent Company associated with non-recourse debt	24,000,000
Contingent Contractual Obligations [Line Items]
Amount	613,000,000
Number of Agreements	44
Commitments to invest in subsidiaries, excluding letters of credit	9,000,000
Letter of credit fee range (minimum)	0.25%
Letter of credit fee range (maximum)	3.25%
Litigation Contingency Disclosure [Abstract]
Aggregate reserves for claims deemed both probable and reasonably estimable	363,000,000	443,000,000
Range of reasonably possible potential losses, minimum	355,000,000
Range of reasonably possible potential losses, maximum	1,700,000,000
Guarantees
Contingent Contractual Obligations [Line Items]
Amount	340,000,000
Number of Agreements	20
Maximum Exposure Range for Each Agreement	53
Amount (Discontinued Operations)	11,000,000
Letters of credit under the senior secured credit facility
Contingent Contractual Obligations [Line Items]
Amount	12,000,000
Number of Agreements	11
Maximum Exposure Range for Each Agreement	7
Cash Collateralized Letters Of Credit [Member]
Contingent Contractual Obligations [Line Items]
Amount	$ 261,000,000
Number of Agreements	13
Maximum Exposure Range for Each Agreement	221

Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans Details [Abstract]
Defined Contribution Plan Contributions	$ 22	$ 22	$ 22
Definted Benefit Plan General Disclosures [Abstract]
Number Of Defined Benefit Plans	26
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Accrued benefit liability - long-term	1,729	1,505
Defined Benefit Plan Assumptions Sensitivity To Changes [Abstract]
Increase of 1% in the discount rate	(40)
Decrease of 1% in the discount rate	42
Increase of 1% in the long-term rate of return on plan assets	(51)
Decrease of 1% in the long-term rate of return on plan assets	51
U.S. [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year	608	549
Service cost	8	7	6
Interest cost	33	32	32
Employee contributions	0	0
Plan amendments	0	11
Plan curtailments	0	0
Plan settlements	0	0
Benefits paid	(30)	(30)
Business combinations	365	0
Actuarial loss (gain)	60	39
Effect of foreign currency exchange rate change	0	0
Benefit obligation as of December 31	1,044	608	549
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	413	368
Defined Benefit Plan Actual Return On Plan Assets Abstract
Actual return on plan assets	6	46
Employer contributions	37	29
Employee contributions	0	0
Plan settlements	0	0
Benefits paid	(30)	(30)
Business combinations	336	0
Effect of foreign currency exchange rate change	0	0
Fair value of plan assets as of December 31	762	413	368
Defined Benefit Plan Funded Status Of Plan Abstract
Funded status as of December 31	(282)	(195)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Noncurrent assets	0	0
Accrued benefit liability - current	1	0
Accrued benefit liability - long-term	281	195
Net amount recognized at end of year	(282)	(195)
Accumulated Benefit Obligation Disclosure [Abstract]
Accumulated Benefit Obligation	1,020	592
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	1,044	608
Accumulated benefit obligation	1,020	592
Fair value of plan assets	762	413
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	1,044	608
Fair value of plan assets	762	413
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rates	4.67%	5.38%
Rates of compensation increase	3.94%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate	5.38%	5.92%
Expected long-term rate of return on plan assets	7.49%	8.00%
Rate of compensation increase	3.94%
Defined Benefit Plan Assumptions Used In Calculations Abstract
Defined Benefit Plan Benefit Obligation Subsidiary Using Salary Bands	679	607
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	8	7	6
Interest cost	33	32	32
Expected return on plan assets	(33)	(30)	(24)
Amortization of initial net asset	0	0	0
Amortization of prior service cost	4	3	4
Amortization of net loss	13	12	16
Loss on curtailment	0	0	0
Settlement gain recognized	0	0	0
Total pension cost	25	24	34
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Prior service cost	0
Unrecognized net actuarial loss	0
Total	0
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Prior service cost	0
Unrecognized net actuarial gain (loss)	0
Total	0
Equity Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities	46.00%
Debt Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities	39.00%
Real Estate Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate	0.00%
Other Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Other	15.00%
Defined Benefit Plan Weighted Average Asset Allocations Abstract
Equity securities	42.07%	53.51%
Debt securities	38.53%	25.91%
Real estate	0.00%	0.00%
Other	19.40%	20.58%
Total pension assets	100.00%	100.00%
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	762	413	368
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Expected employer contribution in 2012	49
2012	55
2013	56
2014	58
2015	59
2016	61
2017 - 2021	325
U.S. [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	669	361
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	669	361
U.S. [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	93	52
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	93	52
U.S. [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity Securities Common Stock [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	120	146
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	120	146
U.S. [Member] | Equity Securities Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	120	146
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	120	146
U.S. [Member] | Equity Securities Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity Securities Common Stock [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	140	39
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	140	39
U.S. [Member] | Equity securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	140	39
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	140	39
U.S. [Member] | Equity securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | U.S. Government debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	31	32
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	31	32
U.S. [Member] | U.S. Government debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	31	32
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	31	32
U.S. [Member] | U.S. Government debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | U.S. Government debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Corporate debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	114	62
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	114	62
U.S. [Member] | Corporate debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	114	62
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	114	62
U.S. [Member] | Corporate debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Corporate debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Debt securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	135	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	135	2
U.S. [Member] | Debt securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	135	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	135	2
U.S. [Member] | Debt securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Debt securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Other debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	14	11
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	14	11
U.S. [Member] | Other debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	14	11
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	14	11
U.S. [Member] | Other debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Other debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	43	69
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	43	69
U.S. [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	43	69
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	43	69
U.S. [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Other Plan Investments [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	165	52
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	165	52
U.S. [Member] | Other Plan Investments [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	72	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	72	0
U.S. [Member] | Other Plan Investments [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	93	52
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	93	52
U.S. [Member] | Other Plan Investments [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year	5,986	5,129
Service cost	19	16	12
Interest cost	564	510	458
Employee contributions	5	5
Plan amendments	0	0
Plan curtailments	5	0
Plan settlements	0	(2)
Benefits paid	(465)	(409)
Business combinations	0	14
Actuarial loss (gain)	371	474
Effect of foreign currency exchange rate change	(696)	249
Benefit obligation as of December 31	5,789	5,986	5,129
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	4,730	4,042
Defined Benefit Plan Actual Return On Plan Assets Abstract
Actual return on plan assets	486	742
Employer contributions	175	156
Employee contributions	5	5
Plan settlements	0	(2)
Benefits paid	(465)	(409)
Business combinations	0	0
Effect of foreign currency exchange rate change	(531)	196
Fair value of plan assets as of December 31	4,400	4,730	4,042
Defined Benefit Plan Funded Status Of Plan Abstract
Funded status as of December 31	(1,389)	(1,256)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Noncurrent assets	20	32
Accrued benefit liability - current	4	4
Accrued benefit liability - long-term	1,405	1,284
Net amount recognized at end of year	(1,389)	(1,256)
Accumulated Benefit Obligation Disclosure [Abstract]
Accumulated Benefit Obligation	5,724	5,927
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	5,478	5,697
Accumulated benefit obligation	5,423	5,651
Fair value of plan assets	4,072	4,410
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	5,492	5,704
Fair value of plan assets	4,084	4,415
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rates	9.52%	9.82%
Rates of compensation increase	5.98%	5.99%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate	9.82%	10.56%
Expected long-term rate of return on plan assets	11.08%	11.14%
Rate of compensation increase	5.98%	5.99%
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	19	16	12
Interest cost	564	510	458
Expected return on plan assets	(508)	(427)	(373)
Amortization of initial net asset	0	(1)	(2)
Amortization of prior service cost	0	0	0
Amortization of net loss	23	38	6
Loss on curtailment	5	0	0
Settlement gain recognized	0	1	0
Total pension cost	103	137	101
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Prior service cost	(2)
Unrecognized net actuarial loss	1,112
Total	(1,114)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Prior service cost	0
Unrecognized net actuarial gain (loss)	(40)
Total	(40)
Equity Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities Range Minimum	15.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities Range Maximum	30.00%
Debt Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities Range Minimum	59.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities Range Maximum	85.00%
Real Estate Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate Range Minimum	0.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate Range Maximum	4.00%
Other Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Other Range Minimum	0.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Other Range Maximum	6.00%
Defined Benefit Plan Weighted Average Asset Allocations Abstract
Equity securities	23.48%	22.43%
Debt securities	72.55%	73.64%
Real estate	2.34%	2.09%
Other	1.63%	1.84%
Total pension assets	100.00%	100.00%
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	4,400	4,730	4,042
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Expected employer contribution in 2012	174
2012	421
2013	435
2014	451
2015	465
2016	483
2017 - 2021	2,657
Foreign [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	584	648
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	584	648
Foreign [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	3,061	3,379
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	3,061	3,379
Foreign [Member] | Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	703	564
Defined Benefit Plan Actual Return On Plan Assets Abstract
Returns relating to assets still held at reporting date	167	104
Returns relating to assets sold during the period	28	0
Purchases, sales and settlements, net	(48)	3
Effect of foreign currency exchange rate change	(95)	32
Fair value of plan assets as of December 31	755	703
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	755	703
Foreign [Member] | Equity Securities Common Stock [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	26	30
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	26	30
Foreign [Member] | Equity Securities Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	26	30
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	26	30
Foreign [Member] | Equity Securities Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Equity Securities Common Stock [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Equity securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	427	510
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	427	510
Foreign [Member] | Equity securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	427	510
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	427	510
Foreign [Member] | Equity securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Equity securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Private equity funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	580	521
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	580	521
Foreign [Member] | Private equity funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Private equity funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Private equity funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	580	521
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	580	521
Foreign [Member] | Debt securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	2,930	3,215
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	2,930	3,215
Foreign [Member] | Debt securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	125	108
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	125	108
Foreign [Member] | Debt securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	2,805	3,107
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	2,805	3,107
Foreign [Member] | Debt securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Certificates of deposit [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	5	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	5	4
Foreign [Member] | Certificates of deposit [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Certificates of deposit [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	5	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	5	4
Foreign [Member] | Certificates of deposit [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Unsecured Debentures [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	20	19
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	20	19
Foreign [Member] | Unsecured Debentures [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Unsecured Debentures [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	20	19
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	20	19
Foreign [Member] | Unsecured Debentures [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Foreign Government debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	227	233
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	227	233
Foreign [Member] | Foreign Government debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	6	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	6	0
Foreign [Member] | Foreign Government debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	221	233
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	221	233
Foreign [Member] | Foreign Government debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Other debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	10	12
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	10	12
Foreign [Member] | Other debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Other debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	10	12
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	10	12
Foreign [Member] | Other debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Real estate [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	103	99
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	103	99
Foreign [Member] | Real estate [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Real estate [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Real estate [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	103	99
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	103	99
Foreign [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	4
Foreign [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	4
Foreign [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Participant Loan [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	72	83
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	72	83
Foreign [Member] | Participant Loan [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Participant Loan [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Participant Loan [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	72	83
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	$ 72	$ 83

Equity (Details) (USD $)	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 15, 2010
Stock Purchase Agreement [Abstract]
Shares of common stock sold to CIC													125,468,788
Price per share paid by CIC													$ 12.6
Aggregate proceeds from shares sold to CIC													$ 1,580,000,000
CIC's ownership percentage in AES after sale of common stock									15.00%
Minimum ownership percentage allowing CIC to nonimate one member to AES Board of Directors									5.00%
Maximum ownership percentage requiring CIC to vote its shares in accordance with recommendations of the Company									5.00%
Percentage ownership at which standstill and lock-up restrictions terminate									5.00%
Stock Repurchase Plan [Abstract]
Total repurchase amount authorized									500,000,000
Acquisition of treasury stock (shares)										25,541,980		33,924,805
Treasury Stock Value Acquired Cost Method Excluding Commissions										279,000,000		378,000,000
Treasury Stock Acquired Average Cost Per Share										$ 10.93		$ 11.16
Treasury stock, shares	42,386,961				17,287,073				42,386,961	17,287,073		42,386,961
Accumulated Other Comprehensive Loss
Foreign currency translation adjustment	1,967,000,000				1,824,000,000				1,967,000,000	1,824,000,000		1,967,000,000
Unrealized derivative losses	534,000,000				344,000,000				534,000,000	344,000,000		534,000,000
Unfunded pension obligation	257,000,000				216,000,000				257,000,000	216,000,000		257,000,000
Securities available-for-sale	0				(1,000,000)				0	(1,000,000)		0
Total	2,758,000,000				2,383,000,000				2,758,000,000	2,383,000,000		2,758,000,000
Net Income Attributable To Parent And Transfers To From Noncontrolling Interests [Abstract]
Net income (loss) attributable to The AES Corporation	(209,000,000)	(131,000,000)	174,000,000	224,000,000	(436,000,000)	114,000,000	144,000,000	187,000,000	58,000,000	9,000,000	658,000,000
Transfers To From The Noncontrolling Interests [Abstract]
Net increase in The AES Corporation's paid-in capital for sale of subsidiary shares									19,000,000	0
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares									0	(25,000,000)
Net transfers (to) from noncontrolling interests									19,000,000	(25,000,000)
Change from net income attributable to The AES Corporation and transfers (to) from noncontrolling interests									$ 77,000,000	$ (16,000,000)
Mong Duong [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity interest purchased									10.00%
Generation Capacity (MW)	1,200								1,200			1,200
Ownership after all transactions									51.00%
Mong Duong [Member] | Posco [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity interest sold									30.00%
Mong Duong [Member] | CIC [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity interest sold									19.00%

Segment and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Total Revenue	$ 18,291	$ 16,717	$ 13,850
Intersegment	(1,163)	(1,032)	(876)
Revenues	17,128	15,685	12,974
Reconciliation To Income From Continuing Operations Before Taxes
Depreciation and amortization	(1,176)	(1,034)	(884)
Interest expense	(1,553)	(1,451)	(1,406)
Interest income	400	408	344
Other expense	(154)	(234)	(104)
Other income	149	100	458
Gain on sale of investments	8	0	132
Goodwill impairment	(17)	(21)	(122)
Asset impairment expense	(225)	(389)	(20)
Foreign Currency Transaction Gains (Losses)	(38)	(33)	35
Other non-operating expense	(82)	(7)	(12)
Income from continuing operations before taxes and equity in earnings of affiliates	2,167	1,853	2,260
Segment Reporting Entity Other Disclosures [Abstract]
Assets	45,333	40,511	39,535
Depreciation and Amortization	1,262	1,178	1,049
Capital Expenditures	2,461	2,333	2,538
Investment in and advances to subsidiaries and affiliates	1,422	1,320	1,157
Equity in Earnings (Loss)	(2)	183	91
Property, plant and equipment, net	25,122	22,793
United States [Member]
Revenue
Total Revenue	2,110	1,952	1,851
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	7,829	5,379
Brazil [Member]
Revenue
Total Revenue	6,640	6,355	5,292
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	5,896	6,263
Chile [Member]
Revenue
Total Revenue	1,608	1,355	1,239
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	2,781	2,560
Argentina [Member]
Revenue
Total Revenue	979	771	571
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	279	270
El Salvador [Member]
Revenue
Total Revenue	752	648	619
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	268	261
Dominican Republic [Member]
Revenue
Total Revenue	674	535	429
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	662	625
Philippines [Member]
Revenue
Total Revenue	480	501	250
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	766	784
Cameroon [Member]
Revenue
Total Revenue	386	422	370
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	901	823
Spain [Member]
Revenue
Total Revenue	258	411	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Mexico [Member]
Revenue
Total Revenue	404	409	329
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	774	786
Colombia [Member]
Revenue
Total Revenue	365	393	347
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	384	387
United Kingdom [Member]
Revenue
Total Revenue	587	364	228
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	523	507
Ukraine [Member]
Revenue
Total Revenue	418	356	286
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	94	86
Hungary [Member]
Revenue
Total Revenue	204	252	259
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	6	73
Puerto Rico [Member]
Revenue
Total Revenue	298	253	267
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	581	596
Panama [Member]
Revenue
Total Revenue	189	194	168
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	1,040	921
Kazakhstan [Member]
Revenue
Total Revenue	145	138	123
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	86	63
Jordan [Member]
Revenue
Total Revenue	124	120	104
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	216	224
Sri Lanka [Member]
Revenue
Total Revenue	140	100	109
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	22	69
Bulgaria [Member]
Revenue
Total Revenue	251	44	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	1,619	1,825
Qatar [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Pakistan [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Oman [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Other Non US [Member]
Revenue
Total Revenue	116	112	133
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	395	291
Total Non US [Member]
Revenue
Total Revenue	15,018	13,733	11,123
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	17,293	17,414
Generation Latin America Other [Member]
Revenue
Total Revenue	3,854	3,282	2,806
Intersegment	(39)	(34)	(16)
Revenues	3,815	3,248	2,790
Adjusted Gross Margin
Adjusted Gross Margin	1,209	945	891
Intersegment	20	(27)	(4)
External Adjusted Gross Margin	1,229	918	887
Segment Reporting Entity Other Disclosures [Abstract]
Assets	9,067	8,487	8,010
Depreciation and Amortization	202	175	146
Capital Expenditures	553	584	921
Investment in and advances to subsidiaries and affiliates	188	150	129
Equity in Earnings (Loss)	35	48	30
Generation Tiete [Member]
Segment Reporting Information [Line Items]
Generation Capacity (MW)	2,663
Revenue
Total Revenue	1,128	999	845
Intersegment	(1,109)	(983)	(848)
Revenues	19	16	(3)
Adjusted Gross Margin
Adjusted Gross Margin	876	754	637
Intersegment	(1,109)	(983)	(848)
External Adjusted Gross Margin	(233)	(229)	(211)
Segment Reporting Entity Other Disclosures [Abstract]
Assets	1,645	1,886	1,792
Depreciation and Amortization	59	40	37
Capital Expenditures	105	57	30
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Generation North America [Member]
Revenue
Total Revenue	1,325	1,315	1,249
Intersegment	(4)	0	0
Revenues	1,321	1,315	1,249
Adjusted Gross Margin
Adjusted Gross Margin	439	448	453
Intersegment	9	2	(3)
External Adjusted Gross Margin	448	450	450
Segment Reporting Entity Other Disclosures [Abstract]
Assets	3,625	3,801	4,199
Depreciation and Amortization	118	131	135
Capital Expenditures	39	54	45
Investment in and advances to subsidiaries and affiliates	18	0	3
Equity in Earnings (Loss)	(2)	(2)	(2)
Generation Europe [Member]
Revenue
Total Revenue	1,550	1,318	762
Intersegment	(2)	(2)	2
Revenues	1,548	1,316	764
Adjusted Gross Margin
Adjusted Gross Margin	469	395	273
Intersegment	8	3	4
External Adjusted Gross Margin	477	398	277
Segment Reporting Entity Other Disclosures [Abstract]
Assets	3,276	3,317	3,147
Depreciation and Amortization	136	114	53
Capital Expenditures	140	233	212
Investment in and advances to subsidiaries and affiliates	479	353	308
Equity in Earnings (Loss)	8	19	50
Generation Asia [Member]
Revenue
Total Revenue	625	618	375
Intersegment	0	0	0
Revenues	625	618	375
Adjusted Gross Margin
Adjusted Gross Margin	176	255	111
Intersegment	2	2	4
External Adjusted Gross Margin	178	257	115
Segment Reporting Entity Other Disclosures [Abstract]
Assets	1,717	1,762	1,594
Depreciation and Amortization	33	33	32
Capital Expenditures	129	10	22
Investment in and advances to subsidiaries and affiliates	291	409	390
Equity in Earnings (Loss)	(1)	3	28
Utilities Latin America [Member]
Revenue
Total Revenue	7,374	6,987	5,877
Intersegment	0	0	0
Revenues	7,374	6,987	5,877
Adjusted Gross Margin
Adjusted Gross Margin	1,321	1,248	1,060
Intersegment	1,118	1,018	865
External Adjusted Gross Margin	2,439	2,266	1,925
Segment Reporting Entity Other Disclosures [Abstract]
Assets	9,468	9,609	8,810
Depreciation and Amortization	293	231	201
Capital Expenditures	666	584	356
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Utilities North America [Member]
Revenue
Total Revenue	1,326	1,145	1,068
Intersegment	0	0	0
Revenues	1,326	1,145	1,068
Adjusted Gross Margin
Adjusted Gross Margin	394	407	401
Intersegment	1	2	2
External Adjusted Gross Margin	395	409	403
Segment Reporting Entity Other Disclosures [Abstract]
Assets	9,384	3,139	3,035
Depreciation and Amortization	178	161	157
Capital Expenditures	232	177	116
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Segment Discontinued Operations [Member]
Segment Reporting Entity Other Disclosures [Abstract]
Assets	1,531	2,587	3,756
Depreciation and Amortization	59	110	140
Capital Expenditures	91	105	119
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Segment Discontinued Operations [Member] | United States [Member]
Revenue
Total Revenue	374	662	695
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	619	788
Segment Discontinued Operations [Member] | Brazil [Member]
Revenue
Total Revenue	124	118	102
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		151
Segment Discontinued Operations [Member] | Argentina [Member]
Revenue
Total Revenue	102	116	113
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		189
Segment Discontinued Operations [Member] | Spain [Member]
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	620	667
Segment Discontinued Operations [Member] | United Kingdom [Member]
Revenue
Total Revenue	17	21	11
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		20
Segment Discontinued Operations [Member] | Hungary [Member]
Revenue
Total Revenue	14	44	58
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		7
Segment Discontinued Operations [Member] | Qatar [Member]
Revenue
Total Revenue		129	163
Segment Discontinued Operations [Member] | Pakistan [Member]
Revenue
Total Revenue		299	470
Segment Discontinued Operations [Member] | Oman [Member]
Revenue
Total Revenue		62	101
Segment Discontinued Operations [Member] | Other Non US [Member]
Revenue
Total Revenue	1
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	2	18
Segment Discontinued Operations [Member] | Total Non US [Member]
Revenue
Total Revenue	258
Corporate Other And Other Eliminations [Member]
Revenue
Total Revenue	1,109	1,053	868
Intersegment	(9)	(13)	(14)
Revenues	1,100	1,040	854
Adjusted Gross Margin
Adjusted Gross Margin	(33)	62	3
Intersegment	(45)	(17)	(10)
External Adjusted Gross Margin	(78)	45	(7)
Reconciliation To Income From Continuing Operations Before Taxes
Goodwill impairment	0	3
Segment Reporting Entity Other Disclosures [Abstract]
Assets	5,620	5,923	5,192
Depreciation and Amortization	184	183	148
Capital Expenditures	506	529	717
Investment in and advances to subsidiaries and affiliates	446	408	327
Equity in Earnings (Loss)	$ (42)	$ 115	$ (15)

Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Disclosure Stock Options [Abstract]
Price at which the Company may issue stock options (as a percent of market value)	100.00%
Weighted average fair value of stock options issued		$ 5.08	$ 4.08
Stock options modified	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	31.00%
Risk-free interest rate	2.65%
Stock Option [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Stock options available for issuance	17
Weighted average fair value of stock options issued	4.54
Unrecognized compensation cost related to stock options	3
Period over which unrecognized compensation cost related to stock options will be recognized	1.8
Forfeiture rate, officer employees	12.81%
Forfeiture rate, non-officer employees	0.00%
Expense to be recognized over the next three years for options granted during current year	4.4
Expense to be recognized per year over the next three years for options granted during current year	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility		38.00%	66.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected option term (years)	6	6	6
Risk-free interest rate		2.86%	2.01%
Stock Option Expense Table
Pre-tax compensation expense	7	9	10
Tax benefit	(2)	(2)	(3)
Share-based compensation expense, net of tax	5	7	7
Total intrinsic value of options excercised	8	2	3
Total fair value of options vested	7	11	13
Cash received from the exercise of stock options	4	2	6
Stock Option Rollforward Table
Beginning balance, options	20,482,000
Shares of common stock issued upon exercise of stock options	(958,000)
Forfeited and expired year to date, options	(11,197,000)
Granted year to date, options	1,131,000
Ending balance, options	9,458,000	20,482,000
Vested and expected to vest, options	9,379,000
Eligible for exercise, options	7,385,000
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price [Abstract]
Beginning balance, weighted average exercise price	16.04
Exercised year to date, weighted average exercise price	4.21
Forfeited and expired year to date, weighted average exercise price	17.72
Granted year to date, weighted average exercise price	12.6
Ending balance, weighted average exercise price	13.82	$ 16.04
Vested and expected to vest, weighted average exercise price	13.84
Eligible for exercise, weighted average exercise price	14.58
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Weighted average remaining term, total options outstanding	4.8
Weighted average remaining term, vested and expected to vest	4.7
Weighted average remaining term, eligible for exercise	4.1
Share Based Compensation Arrangement By Share Based Payment Award Options Average Intrinsic Value [Abstract]
Aggregate intrinsic value, total options outstanding	17
Aggregate intrinsic value, vested and expected to vest	16
Aggregate intrinsic value, eligible for exercise	14
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Unrecognized compensation cost related to restriced stock units	3
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.8
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	7	9	10
Tax benefit	(2)	(2)	(3)
Share-based compensation expense, net of tax	5	7	7
Restricted Stock Units Without Market Conditions [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	14
Period over which unrecognized compensation cost related to stock options will be recognized	1.9
Stock Option Expense Table
Pre-tax compensation expense	11	11	11
Tax benefit	(3)	(2)	(3)
Share-based compensation expense, net of tax	8	9	8
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	12.65	$ 12.18	$ 6.71
Total grant date fair value	20
Unrecognized compensation cost related to restriced stock units	14
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.9
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	11	11	11
Tax benefit	(3)	(2)	(3)
Share-based compensation expense, net of tax	8	9	8
Total value of RSUs converted	5	5	7
Total fair value of RSUs vested	10	12	12
Share Based Compensation Disclosure Restricted Stock Units Rollforward Of Activity [Abstract]
Nonvested, beginning balance, RSUs	2,167,000
Vested year to date, RSUs	982,000	929,000	619,000
Forfeited and expired year to date, RSUs	(395,000)
Granted year to date, RSUs	1,565,000
Nonvested, ending balance, RSUs	2,355,000	2,167,000
Vested at end of period, RSUs	2,620,000
Vested and expected to vest at end of period, RSUs	4,788,000
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Nonvested, beginning balance, weighted average grade-date fair values	10.2
Vested year to date, weighted average grant-date fair values	10.91
Forfeited and expired year to date, weighted average grant-date fair values	12.16
Granted year to date, weighted average grant-date fair values	12.65	$ 12.18	$ 6.71
Nonvested, ending balance, weighted average grant-date fair values	11.4	$ 10.2
Vested at end of period, weighted average grant-date fair values	13.97
Vested and expected to vest at end of period, weighted average grant-date fair values	12.77
Nonvested, ending balance, weighted average remaining vesting term	1.6
Share Based Compensation Disclosure Restricted Stock Units Vesting And Conversion Activity [Abstract]
RSUs vested during the year	982,000	929,000	619,000
RSUs converted during the year	442,000	386,000	772,000
Shares withheld for taxes from RSUs converted during the year	150,000	127,000	238,000
Restricted Stock Units With Market Conditions [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	6
Period over which unrecognized compensation cost related to stock options will be recognized	2
Stock Option Expense Table
Pre-tax compensation expense	5	4	4
Tax benefit	(1)	(1)	(1)
Share-based compensation expense, net of tax	4	3	3
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	17.68	$ 11.57	$ 6.68
Total grant date fair value	12
Discount applied to the closing price of the Company's stock on the grant date to estimate the fair value to reflect the market condition applied	137.00%
Unrecognized compensation cost related to restriced stock units	6
Period over which unrecognized compensation cost related to restricted stock units will be recognized	2
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	5	4	4
Tax benefit	(1)	(1)	(1)
Share-based compensation expense, net of tax	4	3	3
Total value of RSUs converted	0	3	4
Total fair value of RSUs vested	0	$ 0	$ 0
Share Based Compensation Disclosure Restricted Stock Units Rollforward Of Activity [Abstract]
Nonvested, beginning balance, RSUs	1,283,000
Vested year to date, RSUs	0	0	0
Forfeited and expired year to date, RSUs	(693,000)
Granted year to date, RSUs	767,000
Nonvested, ending balance, RSUs	1,357,000	1,283,000
Vested at end of period, RSUs	0
Vested and expected to vest at end of period, RSUs	1,268,000
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Nonvested, beginning balance, weighted average grade-date fair values	9.8
Vested year to date, weighted average grant-date fair values	0
Forfeited and expired year to date, weighted average grant-date fair values	13.94
Granted year to date, weighted average grant-date fair values	17.68	$ 11.57	$ 6.68
Nonvested, ending balance, weighted average grant-date fair values	10.78	$ 9.8
Vested at end of period, weighted average grant-date fair values	0
Vested and expected to vest at end of period, weighted average grant-date fair values	10.55
Nonvested, ending balance, weighted average remaining vesting term	1.1
Share Based Compensation Disclosure Restricted Stock Units Vesting And Conversion Activity [Abstract]
RSUs vested during the year	0	0	0
RSUs converted during the year	0	245,000	410,000
Shares withheld for taxes from RSUs converted during the year	0	102,000	153,000
Restricted Stock Units With Market And Performance Conditions [Member]
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	15.28
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Granted year to date, weighted average grant-date fair values	15.28
Restricted Stock Units With Performance Conditions [Member]
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	12.88
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term [Abstract]
Granted year to date, weighted average grant-date fair values	12.88

Subsidiary Stock (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2009 Cachagua Purchase Of Gener Shares [Member]	Dec. 31, 2011 IPL Subsidiary [Member]	Dec. 31, 2011 DPL Subsidiary [Member]
Temporary Equity [Line Items]
Temporary Equity Carrying Amount	$ 78	$ 60		$ 60	$ 18
Temporary Equity Annual Dividend Requirement				3	1
Temporary Equity Minimum Redemption Price Per Share				$ 100	$ 101
Temporary Equity Maximum Redemption Price Per Share				$ 118	$ 103
Subsidiary, Sale of Stock [Line Items]
Consideration paid			$ 175
Ownership percentage - after transaction			70.60%

Other Income and Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component Of Other Income [Line Items]
Total other income	$ 149	$ 100	$ 458
Reduction in interest and penalties associated with federal tax debts at Eletropaulo and Sul as a result of the Refis program			165
Gross impact of Eletropaulo swap liability gain		62
Net impact of Eletropaulo swap liability gain after tax and noncontrolling interests		9
Net impact of Eletropaulo tax credit settlement after noncontrolling interests			44
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	154	234	104
Loss recognized on receipt of bonds from the Dominican Republic government.	18		13
Par value of Dominican Republic government bonds received.			110
Loss on retirement of debt	(62)	(34)	6
Parent Company
Component Of Operating Other Cost And Expense [Line Items]
Loss on retirement of debt	15
Loss On Sale And Disposal Of Assets [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	68	84	33
Gener Gas Settlement [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	0	72	0
Loss On Extinguishment Of Debt [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	62	37	0
Loss On Extinguishment Of Debt [Member] | IPL Subsidiary [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	36
Loss On Extinguishment Of Debt [Member] | Gener Subsidiary [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	15
Wind Generation Transaction Costs [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	0	22	0
Other Member
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	24	19	71
Gain On Extinguishment Of Tax And Other Liabilities [Member]
Component Of Other Income [Line Items]
Total other income	14	62	168
Tax Credit Settlement [Member]
Component Of Other Income [Line Items]
Total other income	31	0	129
Performance Incentive Fee [Member]
Component Of Other Income [Line Items]
Total other income	0	0	80
Gain on sale of assets
Component Of Other Income [Line Items]
Total other income	47	12	14
Other Income Other [Member]
Component Of Other Income [Line Items]
Total other income	$ 57	$ 26	$ 67

Impairments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment Expense [Line Items]
Asset impairment expense	$ 225	$ 389	$ 20
Impairment losses	17	21	122
Wind Turbines And Deposits [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	116
Fair Value	45
Carrying Amount	161
Kelanitissa [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	42
Fair Value	24
Carrying Amount	66
Southland Huntington Beach Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense		200
Fair Value		88
Carrying Amount		288
Tisza I I Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	52	85
Generation Capacity (MW)	900
Fair Value	42	75
Carrying Amount	94	160
Deepwater Subsidiary [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense		79
Generation Capacity (MW)		160
Piahbanha Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense			11
Other Impairment [Member]
Asset Impairment Expense [Line Items]
Asset impairment expense	$ 15	$ 25	$ 9

Other Non-Operating Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Expense, Nonoperating [Line Items]
Other non-operating expense	$ 82	$ 7	$ 12
Yangcheng [Member]
Component of Other Expense, Nonoperating [Line Items]
Other-than-temporary impairments of equity method investments	74
Effective Ownership %	25.00%
Generation Capacity (MW)	2,100
Fair Value	26
Carrying Amount	$ 100

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense Benefit Abstract
Federal: Current	$ 0	$ (8,000,000)	$ 3,000,000
Federal: Deferred	(150,000,000)	(125,000,000)	(167,000,000)
State: Current	1,000,000	1,000,000	0
State: Deferred	1,000,000	(19,000,000)	(11,000,000)
Foreign: Current	852,000,000	678,000,000	527,000,000
Foreign: Deferred	(73,000,000)	48,000,000	201,000,000
Total	631,000,000	575,000,000	553,000,000
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Statutory Federal tax rate	35.00%	35.00%	35.00%
State taxes, net of Federal tax benefit	0.00%	(3.00%)	(2.00%)
Taxes on foreign earnings	(3.00%)	(2.00%)	(5.00%)
Valuation allowance	(3.00%)	0.00%	0.00%
Gain (loss) on sale of businesses	0.00%	4.00%	(3.00%)
Chilean withholding tax reversals	0.00%	(3.00%)	0.00%
Taxes on cash repatriation	0.00%	0.00%	0.00%
Other - net	0.00%	0.00%	(1.00%)
Effective tax rate	29.00%	31.00%	24.00%
Income Taxes Receivable And Payable [Abstract]
Income taxes receivable - current	565,000,000	504,000,000
Income taxes receivable - noncurrent	21,000,000	21,000,000
Total income taxes receivable	586,000,000	525,000,000
Income taxes payable - current	773,000,000	678,000,000
Income taxes payable - noncurrent	3,000,000	5,000,000
Total income taxes payable	776,000,000	683,000,000
Valuation Allowance Abstract
Increase Decrease In Deferred Tax Valuation Allowance	374,000,000	322,000,000
Components Of Deferred Tax Assets And Liabilities Abstract
Differences between book and tax basis of property	1,895,000,000	1,260,000,000
Cumulative translation adjustment	38,000,000	94,000,000
Other taxable temporary differences	341,000,000	390,000,000
Total deferred tax liability	2,274,000,000	1,744,000,000
Operating loss carryforwards	1,482,000,000	1,615,000,000
Capital loss carryforwards	112,000,000	84,000,000
Bad debt and other book provisions	465,000,000	522,000,000
Retirement costs	359,000,000	313,000,000
Tax credit carryforwards	46,000,000	52,000,000
Other deductible temporary differences	517,000,000	390,000,000
Total gross deferred tax asset	2,981,000,000	2,976,000,000
Less: valuation allowance	906,000,000	1,280,000,000
Total net deferred tax asset	2,075,000,000	1,696,000,000
Net deferred tax (asset)/liability	(199,000,000)	(48,000,000)
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates [Abstract]
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates	52,000,000	60,000,000	35,000,000
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates Per Share	$ 0.06	$ 0.07	$ 0.04
Income Loss From Continuing Operations By US v/s Foreign Abstract
U.S.	(526,000,000)	(539,000,000)	(1,036,000,000)
Non-U.S.	2,693,000,000	2,392,000,000	3,296,000,000
Total	2,167,000,000	1,853,000,000	2,260,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense Abstract
Total Expense Benefit For Penalties Related To Unrecognized Tax Benefits	0	(1,000,000)	0
Total Expense For Interest Related To Unrecognized Tax Benefits	3,000,000	(10,000,000)	4,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued Abstract
Gross Accrued Income Tax Related Interest Included In The Consolidated Balance Sheet	15,000,000	12,000,000
Gross Accrued Income Tax Related Penalties Included In The Consolidated Balance Sheet	4,000,000	4,000,000
Uncertain Tax Positions Additional Disclosures [Abstract]
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	424,000,000	412,000,000	484,000,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate Portion With Attributes Warranting Full Valuation Allowance	47,000,000	51,000,000	55,000,000
Unrecognized Tax Benefits Anticipated To Result In Net Decrease Of Unrecognized Tax Benefits Within 12 Months Of Balance Sheet Date Minimum	25,000,000
Unrecognized Tax Benefits Anticipated To Result In Net Decrease Of Unrecognized Tax Benefits Within 12 Months Of Balance Sheet Date Maximum	34,000,000
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities Portion Resulting From Noncash Audit Settlement			105,000,000
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at January 1	437,000,000	510,000,000	554,000,000
Additions for current year tax positions	7,000,000	14,000,000	72,000,000
Additions for tax positions of prior years	49,000,000	51,000,000	7,000,000
Reductions for tax positions of prior years	(18,000,000)	(46,000,000)	(9,000,000)
Effects of foreign currency translation	(1,000,000)	(2,000,000)	6,000,000
Settlements	0	(67,000,000)	(104,000,000)
Lapse of statute of limitations	(3,000,000)	(23,000,000)	(16,000,000)
Balance at December 31	471,000,000	437,000,000	510,000,000
No Expiration [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	18,000,000
Year 2012 To 2014 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	1,000,000
Year 2015 To 2022 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	4,000,000
General Business [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	18,000,000
Federal Alternative Minimum Tax [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	5,000,000
Foreign Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	23,000,000
Internal Revenue Service IRS [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,100,000,000
Operating Loss Carryforwards Amount Related To Stock Option Deductions To Be Recognized In Apic	73,000,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,100,000,000
State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 5,000,000,000

Discontinued Operations And Held For Sale Businesses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																			12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Subsidiary Lal Pir And Pak Gen [Member]	Dec. 31, 2009 Subsidiary Lal Pir And Pak Gen [Member]	Dec. 31, 2011 Subsidiary Lal Pir [Member]	Dec. 31, 2010 Subsidiary Lal Pir [Member] mw	Dec. 31, 2009 Subsidiary Lal Pir [Member]	Dec. 31, 2011 Subsidiary Pak Gen [Member]	Dec. 31, 2010 Subsidiary Pak Gen [Member] mw	Dec. 31, 2009 Subsidiary Pak Gen [Member]	Dec. 31, 2011 Subsidiary Barka [Member]	Dec. 31, 2010 Subsidiary Barka [Member] mw	Dec. 31, 2009 Subsidiary Barka [Member]	Dec. 31, 2011 Subsidiary Ras Laffan [Member]	Dec. 31, 2010 Subsidiary Ras Laffan [Member] mw	Dec. 31, 2009 Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Eastern Energy Subsidiary [Member] mw	Dec. 31, 2011 Subsidiary Borsod And Tiszapalkonya [Member] mw	Dec. 31, 2011 Brazil Telecom [Member]	Dec. 31, 2010 Brazil Telecom [Member]	Dec. 31, 2009 Brazil Telecom [Member]	Dec. 31, 2011 Edelap Edes And Central Dique [Member]	Dec. 31, 2010 Edelap Edes And Central Dique [Member]	Dec. 31, 2009 Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Edelap [Member] integer	Dec. 31, 2011 Edes [Member] integer	Dec. 31, 2011 Central Dique [Member] mw	Dec. 31, 2011 Carbon Reduction Projects [Member]	Dec. 31, 2011 Wind Projects [Member]	Dec. 31, 2010 Wind Projects [Member]	Dec. 31, 2009 Wind Projects [Member]	Dec. 31, 2011 Thames [Member] mw	Dec. 31, 2010 Subsidiary Barka Service Companies [Member]	Dec. 31, 2012 Red Oak [Member]	Dec. 31, 2012 Ironwood [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)							362			365			456			756		1,169	161									68					208
Divestiture Of Ownership In Subsidiary Percent							55.00%			55.00%			35.00%			55.00%				46.00%						90.00%	90.00%	51.00%	100.00%					100.00%	100.00%	100.00%
Sale Proceeds				$ 117									$ 170			$ 234				$ 893			$ 4												$ 147	$ 87
Sale Proceeds AES Portion				65									124
Gain (loss) on disposal and impairment, after taxes	86	64	(150)	(22)	(150)	0	(6)	(74)	0	(16)	(76)	0	80	0	0	6	0			446	0	0	(338)	0	0					(22)	0	0
(Gain) loss on disposal and impairment write-down before tax and NCI	388	209	(150)
Tax effect of gain on disposal of discontinued oeprations	300	132	0
Asset impairment expense	225	389	20															827											40
Fair Value																													0
Carrying Amount																													49
Customers Served																										329,000	172,000
Loss recognized due to CTA																							208
Discontinued Operations Income Loss
Revenue	631	1,453	1,715
Income (loss) from operations of discontinued businesses, before taxes	(113)	(732)	155
Income tax (expense) benefit	23	266	(48)
Income (loss) from operations of discontinued businesses	$ (90)	$ (466)	$ 107

Acquisitions and Dispositions (Details)	1 Months Ended		3 Months Ended								12 Months Ended														1 Months Ended	12 Months Ended
	Feb. 09, 2012 USD ($)	Feb. 09, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) mw	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Senior Note 650 Due 2016 [Member] USD ($)	Dec. 31, 2011 Senior Note 725 Due 2021 [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Note 7375 Due 2021 [Member] USD ($)	Dec. 31, 2010 Senior Unsecured Note 7375 Due 2021 [Member] USD ($)	Dec. 31, 2011 Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member] USD ($)	Dec. 31, 2010 Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Note 7375 Due 2021 And Senior Secured Term Loan Libor Plus 325 [Member] USD ($)	Dec. 31, 2011 Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member] USD ($)	Dec. 31, 2010 Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] USD ($) mw integer	Dec. 31, 2011 DPL Acquisition [Member] USD ($) mw integer	Dec. 31, 2010 DPL Acquisition [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Note 650 Due 2016 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Note 725 Due 2021 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Unsecured Note 7375 Due 2021 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member] USD ($)
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Recourse debt			$ 6,485,000,000				$ 4,612,000,000				$ 6,485,000,000		$ 4,612,000,000					$ 1,000,000,000	$ 0	$ 1,042,000,000	$ 0	$ 2,050,000,000	$ 295,000,000	$ 0						$ 1,000,000,000	$ 1,050,000,000	$ 251,000,000
Non-recourse debt			15,535,000,000				13,587,000,000				15,535,000,000		13,587,000,000			450,000,000	800,000,000											450,000,000	800,000,000
Customers Served																									500,000	500,000
Generation Capacity Mega Watts																									3,800	3,800
Percent acquired																									100.00%	100.00%
Business Acquisition, Cost of Acquired Entity [Abstract]
Agreed enterprise value																									4,719,000,000	4,719,000,000
Less: fair value of assumed long-term debt outstanding, net																									(1,255,000,000)	(1,255,000,000)
Cash consideration paid to DPL's common stockholders																									3,464,000,000	3,464,000,000
Add: cash paid for outstanding stock-based awards																									19,000,000	19,000,000
Total cash consideration paid																									3,483,000,000	3,483,000,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash																									116,000,000	116,000,000
Accounts receivable																									278,000,000	278,000,000
Inventory																									124,000,000	124,000,000
Other Current Assets																									41,000,000	41,000,000
Property, plant & equipment																									2,549,000,000	2,549,000,000
Intangible assets subject to amortization																									166,000,000	166,000,000
Intangible assets - indefinite-lived																									5,000,000	5,000,000
Regulatory assets																									201,000,000	201,000,000
Other Noncurrent Assets																									58,000,000	58,000,000
Current liabilities, excluding current portion of long-term debt																									(401,000,000)	(401,000,000)
Non-recourse debt (current and noncurrent)																									(1,255,000,000)	(1,255,000,000)
Deferred tax liabilities																									(558,000,000)	(558,000,000)
Regulatory liabilities																									(117,000,000)	(117,000,000)
Other noncurrent liabilities																									(195,000,000)	(195,000,000)
Redeemable preferred stock																									(18,000,000)	(18,000,000)
Net identifiable assets acquired																									994,000,000	994,000,000
Goodwill																									2,489,000,000	2,489,000,000
Net assets acquired																									3,483,000,000	3,483,000,000
Interest in Ohio Valley Electric Corp																									4.90%	4.90%
Business Acquisition, Pro Forma Information [Abstract]
Revenue			4,230,000,000	4,307,000,000	4,435,000,000	4,156,000,000	4,192,000,000	3,885,000,000	3,803,000,000	3,805,000,000	17,128,000,000		15,685,000,000	12,974,000,000											154,000,000
Net income (loss) attributable to The AES Corporation			(209,000,000)	(131,000,000)	174,000,000	224,000,000	(436,000,000)	114,000,000	144,000,000	187,000,000	58,000,000		9,000,000	658,000,000											(6,000,000)
Pro Forma Revenue																										18,945,000,000	17,659,000,000
Pro Forma Net Income (Loss) Attributable to The AES Corporation																										116,000,000	101,000,000
Pro forma adjustments																										92,000,000	198,000,000
Disposal Group Not Discontinued Operation Disposal Disclosures Abstract
Consideration Received															1,100,000,000
Performance Incentive Bonus														80,000,000
Gain on sale from reversal of tax contingency														13,000,000
Termination Payment													102,000,000
Letter Of Credit Provided To Support Termination Payment														102,000,000
Gain On Sale														98,500,000
Ownership interest sold											80.00%	80.00%
Generation capacity of sold business											1,199	1,199
Ownership interest prior to sale											70.81%	70.81%
Proceeds from sale	229,000,000	172,000,000
Additional purchase option											20.00%	20.00%
Cost of additional purchase option			36,000,000								36,000,000	28,000,000
Settlement with acquirer			92,000,000								92,000,000	71,000,000
Proceeds received at closing											$ 38,000,000	€ 28,000,000

Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 15, 2010
BASIC EARNINGS PER SHARE
Income (loss) from continuing operations attributable to The AES Corporation common stockholders (Income)									$ 451	$ 476	$ 718
Income (loss) from continuing operations attributable to The AES Corporation common stockholders (Shares)									778,000,000	769,000,000	667,000,000
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.12	$ (0.09)	$ 0.24	$ 0.3	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.08
EFFECT OF DILUTIVE SECURITIES
Stock options (Shares)									2,000,000	2,000,000	1,000,000
Restricted stock units (Shares)									3,000,000	3,000,000	2,000,000
Restricted stock units (Per Share)									$ 0	$ 0	$ (0.01)
DILUTED EARNINGS PER SHARE (INCOME)									$ 451	$ 476	$ 718
DILUTED EARNINGS PER SHARE (SHARES)									783,000,000	774,000,000	670,000,000
Diluted Earnings Per Share	$ 0.12	$ (0.09)	$ 0.24	$ 0.3	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.07
Shares Of Common Stock Sold Under Stock Purchase Agreement												125,468,788
Additional options outstanding that could potentially dilute EPS in the future									6,479,841	16,618,137	18,035,813

Risks And Uncertainties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Risks And Uncertainties Details [Abstract]
Cash and cash equivalents	$ 1,704	$ 2,522	$ 1,754	$ 844
Percent Of Revenue Generated Outside US	88.00%
Number of countries in which AES operates	28
Percent Of Revenue From Discontinued Operations Generated Outside US	41.00%

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government Of Panama [Member]
Related Party Transaction [Line Items]
Electricity Sales To Government	$ 144	$ 146	$ 143
Electricity Purchases Excluding Transmission Charges	65	21	25
Due To Related Parties	1	4
Receivable From Government	19	12
Government Of Dominican Republic [Member]
Related Party Transaction [Line Items]
Electricity Sales To Government	227	179	204
Receivable From Government	$ 100	$ 88
Mong Duong [Member]
Related Party Transaction [Line Items]
Equity interest sold	19.00%

Selected Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Information Abstract
Revenue	$ 4,230	$ 4,307	$ 4,435	$ 4,156	$ 4,192	$ 3,885	$ 3,803	$ 3,805	$ 17,128	$ 15,685	$ 12,974
Gross margin	1,075	1,010	992	993	1,008	944	976	943	4,070	3,871	3,294
Income from continuing operations, net of tax	405	203	436	490	378	281	423	379	1,534	1,461	1,798
Discontinued operations, net of tax	40	(28)	(9)	(7)	(547)	116	6	23
NET INCOME	445	175	427	483	(169)	397	429	402	1,530	1,059	1,755
Net income (loss) attributable to The AES Corporation	(209)	(131)	174	224	(436)	114	144	187	58	9	658
Impairment Expense Pre Tax Total	$ 62	$ 147	$ 33		$ 95	$ 315
Basic Income (Loss) Per Share
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.12	$ (0.09)	$ 0.24	$ 0.3	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.08
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.39)	$ (0.08)	$ (0.02)	$ (0.02)	$ (0.7)	$ 0.1	$ (0.01)	$ 0.02	$ (0.51)	$ (0.61)	$ (0.09)
Basic income (loss) per share attributable to The AES Corporation	$ (0.27)	$ (0.17)	$ 0.22	$ 0.28	$ (0.55)	$ 0.14	$ 0.18	$ 0.27	$ 0.07	$ 0.01	$ 0.99
Diluted Income (Loss) Per Share
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.12	$ (0.09)	$ 0.24	$ 0.3	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.07
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.39)	$ (0.08)	$ (0.02)	$ (0.02)	$ (0.7)	$ 0.1	$ (0.01)	$ 0.02	$ (0.51)	$ (0.61)	$ (0.09)
Basic income (loss) per share attributable to The AES Corporation	$ (0.27)	$ (0.17)	$ 0.22	$ 0.28	$ (0.55)	$ 0.14	$ 0.18	$ 0.27	$ 0.07	$ 0.01	$ 0.98

Schedule I - Condensed Financial Information of Registrant (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011 integer	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 integer	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,704				$ 2,522				$ 1,704	$ 2,522	$ 1,754
Restricted cash	478				387				478	387
Accounts and notes receivable from subsidiaries	7				27				7	27
Deferred income taxes	454				300				454	300
Total current assets	9,228				9,446				9,228	9,446
Noncurrent Assets:
Investments in and advances to affiliates	1,422				1,320				1,422	1,320	1,157
Office equipment:
Cost	31,143				25,687				31,143	25,687
Accumulated depreciation	(8,944)				(8,447)				(8,944)	(8,447)
Office equipment, net	25,122				22,793				25,122	22,793
Other assets:
Deferred income taxes	715				589				715	589
Other noncurrent assets	2,331				1,915				2,331	1,915
Total other assets	10,983				8,272				10,983	8,272
Total	45,333				40,511				45,333	40,511	39,535
Current Liabilities:
Accounts payable	2,014				1,988				2,014	1,988
Accrued and other liabilities	3,398				2,451				3,398	2,451
Total current liabilities	8,446				8,065				8,446	8,065
Long-term Liabilities:
Other long-term liabilities	3,083				2,532				3,083	2,532
Total noncurrent liabilities	27,080				21,973				27,080	21,973
Stockholders' equity:
Common stock	8				8				8	8
Additional paid-in capital	8,507				8,444				8,507	8,444
Retained earnings	678				620				678	620
Accumulated other comprehensive loss	(2,758)				(2,383)				(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)				(216)				(489)	(216)
Total stockholders' equity	5,946				6,473				5,946	6,473
Total	45,333				40,511				45,333	40,511
Statements of Unconsolidated Operations
Interest income									400	408	344
General and administrative expenses									(391)	(391)	(339)
Interest expense									(1,553)	(1,451)	(1,406)
Income tax benefit (expense)									(631)	(575)	(553)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	(209)	(131)	174	224	(436)	114	144	187	58	9	658
Statements of Unconsolidated Comprehensive Income
NET INCOME	(209)	(131)	174	224	(436)	114	144	187	58	9	658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $0 and $0, respectively									1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									(2)	0	(2)
Total change in fair value of available-for-sale securities									(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $0, respectively									(484)	468	746
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									188	142	(4)
Total foreign currency translation adjustments									(296)	610	742
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $0, $0 and $0, respectively									(379)	(242)	214
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									137	162	(141)
Total change in fair value of derivatives									(242)	(80)	73
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit of $25, $23 and $10, respectively									(223)	(111)	(139)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(1), $(12) and $0, respectively									13	23	0
Total pension adjustments									(210)	(88)	(139)
OTHER COMPREHENSIVE INCOME (LOSS)									(749)	437	682
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION									(317)	388	952
Statements of Unconsolidated Comprehensive Income (Parentheticals)
Change in fair value of available-for-sale securities, income tax									0	3	(4)
Available-for-sale securities, reclassification to earnings, income tax									0	0	0
Foreign currency translation adjustments, income tax									18	(11)	(78)
Foreign currency, reclassification to earnings, income tax									0	0	0
Change in derivative fair value, income tax									108	56	34
Derivative reclassification to earnings, income tax									(22)	(41)	(41)
Pension, net actuarial loss for the period, income tax									117	57	70
Pension, net actuarial loss for the period, income tax									(6)	(12)	(1)
Statements of Unconsolidated Cash Flows
Net cash provided by operating activities									2,884	3,465	2,211
Investing activities:
Acquisitions - net of cash acquired									(3,562)	(254)	0
(Increase) decrease in restricted cash									61	(104)	302
Net cash used in investing activities									(4,906)	(2,040)	(1,917)
Financing activities:
Borrowings under the revolving credit facilities, net									437	78	11
Proceeds from issuance of common stock									0	1,567	0
Purchase of treasury stock									(279)	(99)	0
Payments for financing fees									(202)	(61)	(91)
Net cash (used in) provided by financing activities									1,412	(706)	610
Total increase (decrease) in cash and cash equivalents									(818)	768	910
Cash and cash equivalents, beginning				2,522				1,754	2,522	1,754	844
Cash and cash equivalents, ending	1,704				2,522				1,704	2,522	1,754
Supplemental disclosures:
Cash payments for interest, net of amounts capitalized									1,442	1,462	1,395
Cash payments for income taxes, net of refunds									971	698	484
Recourse Debt
Recourse debt	6,485				4,612				6,485	4,612
Current maturities of recourse debt	305				463				305	463
Recourse debt - noncurrent	6,180				4,149				6,180	4,149
Future Maturities of Debt
Total debt	6,485				4,612				6,485	4,612
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	613								613
Number of Agreements	44								44
Letter of credit fee range (minimum)									0.25%
Letter of credit fee range (maximum)									3.25%
Guarantees
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	340								340
Number of Agreements	20								20
Maximum Exposure Range for Each Agreement									53
Letters of credit under the senior secured credit facility
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	12								12
Number of Agreements	11								11
Maximum Exposure Range for Each Agreement									7
Cash Collateralized Letters Of Credit [Member]
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	261								261
Number of Agreements	13								13
Maximum Exposure Range for Each Agreement									221
Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Recourse Debt
Recourse debt	0				200				0	200
Interest Rate - Percent Over LIBOR	1.75%								1.75%
Future Maturities of Debt
Total debt	0				200				0	200
Senior Unsecured Note 8875 Due 2011 [Member]
Recourse Debt
Recourse debt	0				129				0	129
Interest Rate	8.88%								8.88%
Future Maturities of Debt
Total debt	0				129				0	129
Senior Unsecured Note 8375 Due 2011 [Member]
Recourse Debt
Recourse debt	0				134				0	134
Interest Rate	8.38%								8.38%
Future Maturities of Debt
Total debt	0				134				0	134
Senior Unsecured Note 775 Due 2014 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Senior Unsecured Note 775 Due 2015 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member]
Recourse Debt
Recourse debt	295				0				295	0
Interest Rate - Percent Over LIBOR	3.00%								3.00%
Future Maturities of Debt
Total debt	295				0				295	0
Senior Unsecured Note 975 Due 2016 [Member]
Recourse Debt
Recourse debt	535				535				535	535
Interest Rate	9.75%								9.75%
Future Maturities of Debt
Total debt	535				535				535	535
Senior Unsecured Note 800 Due 2017 [Member]
Recourse Debt
Recourse debt	1,500				1,500				1,500	1,500
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	1,500				1,500				1,500	1,500
Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member]
Recourse Debt
Recourse debt	1,042				0				1,042	0
Interest Rate - Percent Over LIBOR	3.25%								3.25%
Future Maturities of Debt
Total debt	1,042				0				1,042	0
Senior Unsecured Note 800 Due 2020 [Member]
Recourse Debt
Recourse debt	625				625				625	625
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	625				625				625	625
Senior Unsecured Note 7375 Due 2021 [Member]
Recourse Debt
Recourse debt	1,000				0				1,000	0
Interest Rate	7.38%								7.38%
Future Maturities of Debt
Total debt	1,000				0				1,000	0
Term Convertible Trust Securities 675 Due 2029 [Member]
Recourse Debt
Recourse debt	517				517				517	517
Interest Rate	6.75%								6.75%
Future Maturities of Debt
Total debt	517				517				517	517
Unamortized Discounts [Member]
Recourse Debt
Recourse debt	(29)				(28)				(29)	(28)
Future Maturities of Debt
Total debt	(29)				(28)				(29)	(28)
Parent Company
Current Assets:
Cash and cash equivalents	189				594				189	594	628
Restricted cash	50				10				50	10
Accounts and notes receivable from subsidiaries	871				839				871	839
Deferred income taxes	24				23				24	23
Prepaid expenses and other current assets	43				31				43	31
Total current assets	1,177				1,497				1,177	1,497
Noncurrent Assets:
Investments in and advances to affiliates	12,088				10,741				12,088	10,741
Office equipment:
Cost	81				93				81	93
Accumulated depreciation	(67)				(59)				(67)	(59)
Office equipment, net	14				34				14	34
Other assets:
Deferred financing costs (net of accumulated amortization of $0 and $39, respectively)	92				64				92	64
Deferred income taxes	525				352				525	352
Other noncurrent assets	222				1				222	1
Total other assets	839				417				839	417
Total	14,118				12,689				14,118	12,689
Current Liabilities:
Accounts payable	21				14				21	14
Accounts and notes payable to subsidiaries	317				253				317	253
Accrued and other liabilities	199				175				199	175
Term loan	0				200				0	200
Senior notes payable - current portion	305				263				305	263
Total current liabilities	842				905				842	905
Long-term Liabilities:
Term loan	0				0				0	0
Senior notes payable	5,663				3,632				5,663	3,632
Junior subordinated notes and debentures payable	517				517				517	517
Accounts and notes payable to subsidiaries	1,007				1,055				1,007	1,055
Other long-term liabilities	143				107				143	107
Total noncurrent liabilities	7,330				5,311				7,330	5,311
Stockholders' equity:
Common stock	8				8				8	8
Additional paid-in capital	8,507				8,444				8,507	8,444
Retained earnings	678				620				678	620
Accumulated other comprehensive loss	(2,758)				(2,383)				(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)				(216)				(489)	(216)
Total stockholders' equity	5,946				6,473				5,946	6,473
Total	14,118				12,689				14,118	12,689
Unconsolidated Balance Sheets (Parentheticals)
Deferred financing costs, accumulated amortization	74				39				74	39
Statements of Unconsolidated Operations
Revenues from subsidiaries and affiliates									59	34	39
Equity in earnings of subsidiaries and affiliates									357	590	983
Interest income									199	279	131
General and administrative expenses									(241)	(261)	(218)
Interest expense									(490)	(461)	(485)
Income (loss) before income taxes									(116)	181	450
Income tax benefit (expense)									174	(172)	208
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION									58	9	658
Statements of Unconsolidated Comprehensive Income
NET INCOME									58	9	658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $0 and $0, respectively									1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									(2)	0	(2)
Total change in fair value of available-for-sale securities									(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $0, respectively									(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									154	103	(4)
Total foreign currency translation adjustments									(143)	486	271
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $0, $0 and $0, respectively									(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									121	172	(138)
Total change in fair value of derivatives									(190)	(80)	40
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit of $25, $23 and $10, respectively									(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(1), $(12) and $0, respectively									2	1	0
Total pension adjustments									(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)									(375)	379	294
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION									(317)	388	952
Statements of Unconsolidated Comprehensive Income (Parentheticals)
Change in fair value of available-for-sale securities, income tax									0	3	(4)
Available-for-sale securities, reclassification to earnings, income tax									0	0	0
Foreign currency translation adjustments, income tax									18	(11)	(78)
Foreign currency, reclassification to earnings, income tax									0	0	0
Change in derivative fair value, income tax									95	37	21
Derivative reclassification to earnings, income tax									(21)	(20)	(20)
Pension, net actuarial loss for the period, income tax									25	23	10
Pension, net actuarial loss for the period, income tax									(1)	(12)	0
Statements of Unconsolidated Cash Flows
Net cash provided by operating activities									1,569	488	178
Investing activities:
Investment in and advances to subsidiaries									2,823	1,185	452
Acquisitions - net of cash acquired									2	(3)	(5)
Return of capital									363	300	166
(Increase) decrease in restricted cash									(261)	(2)	4
Additions to property, plant and equipment									(28)	(22)	(8)
Net cash used in investing activities									(2,747)	(912)	(295)
Financing activities:
Borrowings of notes payable and other coupon bearing securities									2,050	0	503
Borrowings under the revolving credit facilities, net									295	0	0
Repayments of notes payable and other coupon bearing securities									477	914	154
Loans from subsidiaries									(744)	(154)	205
Proceeds from issuance of common stock									3	1,569	14
Purchase of treasury stock									(279)	(99)	0
Payments for financing fees									(75)	(12)	(23)
Net cash (used in) provided by financing activities									773	390	545
Total increase (decrease) in cash and cash equivalents									(405)	(34)	428
Cash and cash equivalents, beginning				594				628	594	628	200
Cash and cash equivalents, ending	189				594				189	594	628
Supplemental disclosures:
Cash payments for interest, net of amounts capitalized									392	412	410
Cash payments for income taxes, net of refunds									(6)	0	0
Recourse Debt
Recourse debt	6,485				4,612				6,485	4,612
Current maturities of recourse debt	(305)				(463)				(305)	(463)
Recourse debt - noncurrent	6,180				4,149				6,180	4,149
Future Maturities of Debt
2012	305								305
2013	11								11
2014	509								509
2015	511								511
2016	523								523
Thereafter	4,626								4,626
Total debt	6,485				4,612				6,485	4,612
Dividends From Subsidiaries and Affiliates
Subsidiaries									1,059	944	948
Affiliates									25	10	60
Guarantees and Letters of Credit
Letter of credit fee range (minimum)									0.25%
Letter of credit fee range (maximum)									3.25%
Parent Company | Guarantees
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	340								340
Number of Agreements	20								20
Maximum Exposure Range for Each Agreement									less than $1 million up to $53 million
Parent Company | Letters of credit under the senior secured credit facility
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	12								12
Number of Agreements	11								11
Maximum Exposure Range for Each Agreement									less than $1 million up to $7 million
Parent Company | Cash Collateralized Letters Of Credit [Member]
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	261								261
Number of Agreements	13								13
Maximum Exposure Range for Each Agreement									less than $1 million up to $221 million
Parent Company | Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Recourse Debt
Recourse debt	0				200				0	200
Interest Rate - Percent Over LIBOR	1.75%								1.75%
Future Maturities of Debt
Total debt	0				200				0	200
Parent Company | Senior Unsecured Note 8875 Due 2011 [Member]
Recourse Debt
Recourse debt	0				129				0	129
Interest Rate	8.88%								8.88%
Future Maturities of Debt
Total debt	0				129				0	129
Parent Company | Senior Unsecured Note 8375 Due 2011 [Member]
Recourse Debt
Recourse debt	0				134				0	134
Interest Rate	8.38%								8.38%
Future Maturities of Debt
Total debt	0				134				0	134
Parent Company | Senior Unsecured Note 775 Due 2014 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Parent Company | Senior Unsecured Note 775 Due 2015 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Parent Company | Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member]
Recourse Debt
Recourse debt	295				0				295	0
Interest Rate - Percent Over LIBOR	3.00%								3.00%
Future Maturities of Debt
Total debt	295				0				295	0
Parent Company | Senior Unsecured Note 975 Due 2016 [Member]
Recourse Debt
Recourse debt	535				535				535	535
Interest Rate	9.75%								9.75%
Future Maturities of Debt
Total debt	535				535				535	535
Parent Company | Senior Unsecured Note 800 Due 2017 [Member]
Recourse Debt
Recourse debt	1,500				1,500				1,500	1,500
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	1,500				1,500				1,500	1,500
Parent Company | Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member]
Recourse Debt
Recourse debt	1,042				0				1,042	0
Interest Rate - Percent Over LIBOR	3.25%								3.25%
Future Maturities of Debt
Total debt	1,042				0				1,042	0
Parent Company | Senior Unsecured Note 800 Due 2020 [Member]
Recourse Debt
Recourse debt	625				625				625	625
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	625				625				625	625
Parent Company | Senior Unsecured Note 7375 Due 2021 [Member]
Recourse Debt
Recourse debt	1,000				0				1,000	0
Interest Rate	7.38%								7.38%
Future Maturities of Debt
Total debt	1,000				0				1,000	0
Parent Company | Term Convertible Trust Securities 675 Due 2029 [Member]
Recourse Debt
Recourse debt	517				517				517	517
Interest Rate	6.75%								6.75%
Future Maturities of Debt
Total debt	517				517				517	517
Parent Company | Unamortized Discounts [Member]
Recourse Debt
Recourse debt	(29)				(28)				(29)	(28)
Future Maturities of Debt
Total debt	$ (29)				$ (28)				$ (29)	$ (28)

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 295	$ 276	$ 239
Charged to Cost and Expense	43	53	104
Amounts Written Off	(41)	(37)	(109)
Translation Adjustment	(24)	3	42
Balance at End of Period	$ 273	$ 295	$ 276